OMNISOURCE-REGISTERED TRADEMARK-
GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
100 CAMPUS DRIVE, SUITE 250
FLORHAM PARK, NJ 07932
TELEPHONE: (800) 854-3384                                                    [THE HARTFORD LOGO]

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This Prospectus describes information you should know before you enroll for coverage under the OmniSource-Registered Trademark- group flexible premium variable life insurance policy. Please read it carefully.

The OmniSource-Registered Trademark- group flexible premium variable life insurance policy is a contract issued by Hartford Life and Annuity Insurance Company to an employer, a trust sponsored by an employer or an employer sponsored program. We will issue you a certificate of insurance that describes your rights, benefits, obligations and options under the group policy, including your payment of premiums and our payment of a death benefit to your beneficiaries. Your certificate is:

x Flexible premium, because you have options when selecting the timing and amounts of your premium payments.

x Variable, because the value of your life insurance coverage may fluctuate with the performance of the underlying Portfolio(s).

After you enroll, you allocate your payments to separate divisions of our separate account, known as Investment Divisions. The current Investment Divisions available are:


                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  Alger American Growth Investment Division                   Class O of the Alger American Growth Portfolio of
                                                              The Alger American Fund
  Alger American Small Capitalization Investment Division     Class O of the Alger American Small Capitalization
                                                              Portfolio of The Alger American Fund
  American Funds Global Growth Investment Division            Class 2 of the Global Growth Fund of American
                                                              Funds Insurance Series
  American Funds Global Small Capitalization Investment       Class 2 of the Global Small Capitalization Fund of
  Division                                                    American Funds Insurance Series
  American Funds Growth Investment Division                   Class 2 of the Growth Fund of American Funds
                                                              Insurance Series
  American Funds International Investment Division            Class 2 of the International Fund of American
                                                              Funds Insurance Series
  American Funds Asset Allocation Investment Division         Class 2 of the Asset Allocation Fund of American
                                                              Funds Insurance Series
  Fidelity Variable Insurance Products Equity-Income          Initial Class of the Equity-Income Portfolio of
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  the Fidelity Variable Insurance Products
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Fidelity Variable Insurance Products High Income            Initial Class of the High Income Portfolio of the
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  Fidelity Variable Insurance Products
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Fidelity Variable Insurance Products Overseas Investment    Initial Class of the Overseas Portfolio of the
  Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS    Fidelity Variable Insurance Products
  AND TRANSFER OF INVESTMENT VALUE)
  Fidelity Variable Insurance Products Asset Manager          Initial Class of the Asset Manager-SM- Portfolio
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  of the Fidelity Variable Insurance Products
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Franklin Rising Dividends Securities Investment Division    Class 2 of the Franklin Rising Dividends
                                                              Securities Fund of the Franklin Templeton Variable
                                                              Insurance Products Trust


                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  Franklin Small-Mid Cap Growth Securities Investment         Class 2 of the Franklin Small-Mid Cap Growth
  Division (formerly named "Franklin Small Cap Investment     Securities Fund of the Franklin Templeton Variable
  Division")                                                  Insurance Products Trust (formerly named "Franklin
                                                              Small Cap Fund")
  Franklin Small Cap Value Securities Investment Division     Class 2 of the Franklin Small Cap Value Securities
                                                              Fund of the Franklin Templeton Variable Insurance
                                                              Products Trust
  Franklin Strategic Income Securities Investment Division    Class 1 of the Franklin Strategic Income
                                                              Securities Fund of the Franklin Templeton Variable
                                                              Insurance Products Trust
  Franklin Templeton Mutual Shares Securities Investment      Class 2 of the Mutual Shares Securities Fund of
  Division                                                    the Franklin Templeton Variable Insurance Products
                                                              Trust
  Templeton Growth Securities Investment Division             Class 2 of the Templeton Growth Securities Fund of
                                                              the Franklin Templeton Variable Insurance Products
                                                              Trust
  Templeton Foreign Securities Investment Division            Class 2 of the Templeton Foreign Securities Fund
                                                              of the Franklin Templeton Variable Insurance
                                                              Products Trust
  Hartford Advisers Investment Division                       Class IA of Hartford Advisers HLS Fund
  Hartford Capital Appreciation Investment Division           Class IA of Hartford Capital Appreciation HLS Fund
  Hartford International Capital Appreciation Investment      Class IA of Hartford International Capital
  Division                                                    Appreciation HLS Fund
  Hartford Money Market Investment Division                   Class IA of Hartford Money Market HLS Fund
  Hartford SmallCap Value Investment Division                 Class IA of Hartford SmallCap Value HLS Fund
  Hartford Stock Investment Division                          Class IA of Hartford Stock HLS Fund
  Hartford Total Return Bond Investment Division (formerly    Class IA of Hartford Total Return Bond HLS Fund
  named "Hartford Bond Investment Division")                  (formerly named "Hartford Bond HLS Fund")
  Hartford Value Opportunities Investment Division            Class IA of Hartford Value Opportunities HLS Fund
  Janus Aspen Mid Cap Growth Investment Division              Service Shares of the Mid Cap Growth Portfolio of
                                                              the Janus Aspen Series
  Janus Aspen International Growth Investment Division        Service Shares of the International Growth
                                                              Portfolio of the Janus Aspen Series
  Janus Aspen Worldwide Growth Investment Division            Service Shares of the Worldwide Growth Portfolio
                                                              of the Janus Aspen Series
  Janus Aspen Balanced Investment Division                    Service Shares of the Balanced Portfolio of the
                                                              Janus Aspen Series
  Janus Aspen Flexible Bond Investment Division (formerly     Service Shares of the Flexible Bond Portfolio of
  named "Janus Aspen Flexible Income Investment Division")    the Janus Aspen Series (formerly named "Flexible
                                                              Income Portfolio")
  JPMorgan Bond Investment Division                           JPMorgan Bond Portfolio of the J.P. Morgan Series
                                                              Trust II
  JPMorgan International Equity Investment Division           JPMorgan International Equity Portfolio of the
                                                              J.P. Morgan Series Trust II
  JPMorgan Mid Cap Value Investment Division                  JPMorgan Mid Cap Value Portfolio of the J.P.
                                                              Morgan Series Trust II
  JPMorgan Small Company Investment Division                  JPMorgan Small Company Portfolio of the J. P.
                                                              Morgan Series Trust II
  JPMorgan U.S. Large Cap Core Equity Investment Division     JPMorgan U.S. Large Cap Core Equity Portfolio of
                                                              the J.P. Morgan Series Trust II
  MFS Emerging Growth Investment Division                     Initial Class of the MFS-Registered Trademark-
                                                              Emerging Growth Series of the
                                                              MFS-Registered Trademark- Variable Insurance
                                                              Trust-SM-
  MFS Capital Opportunities Investment Division               Initial Class of the MFS-Registered Trademark-
                                                              Capital Opportunities Series of the
                                                              MFS-Registered Trademark- Variable Insurance
                                                              Trust-SM-


                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  MFS Investors Trust Investment Division                     Initial Class of the MFS-Registered Trademark-
                                                              Investors Trust Series of the
                                                              MFS-Registered Trademark- Variable Insurance
                                                              Trust-SM-
  MFS New Discovery Investment Division                       Initial Class of the MFS-Registered Trademark- New
                                                              Discovery Series of the MFS-Registered Trademark-
                                                              Variable Insurance Trust-SM-
  MFS High Income Investment Division                         Initial Class of the MFS-Registered Trademark-
                                                              High Income Series of the
                                                              MFS-Registered Trademark- Variable Insurance
                                                              Trust-SM-
  Morgan Stanley Emerging Markets Equity Investment Division  Class I of the Emerging Markets Equity Portfolio
                                                              of The Universal Institutional Funds, Inc.
  Morgan Stanley Equity Growth Investment Division            Class I of the Equity Growth Portfolio of The
  (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND         Universal Institutional Funds, Inc.
  TRANSFER OF INVESTMENT VALUE)
  Morgan Stanley Core Plus Fixed Income Investment Division   Class I of the Core Plus Fixed Income Portfolio of
                                                              The Universal Institutional Funds, Inc.
  Morgan Stanley Global Value Equity Investment Division      Class I of the Global Value Equity Portfolio of
  (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND         The Universal Institutional Funds, Inc.
  TRANSFER OF INVESTMENT VALUE)
  Morgan Stanley High Yield Investment Division               Class I of the High Yield Portfolio of The
                                                              Universal Institutional Funds, Inc.
  Morgan Stanley Mid Cap Growth Investment Division           Class I of the Mid Cap Growth Portfolio of The
                                                              Universal Institutional Funds, Inc.
  Morgan Stanley Technology Investment Division               Class I of the Technology Portfolio of The
                                                              Universal Institutional Funds, Inc.
  Morgan Stanley Value Investment Division (EFFECTIVE         Class I of the Value Portfolio of The Universal
  JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFER OF        Institutional Funds, Inc.
  INVESTMENT VALUE)
  Neuberger Berman Advisers Management Trust Balanced         Class I of the Balanced Portfolio of the Neuberger
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  Berman Advisers Management Trust
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Neuberger Berman Advisers Management Trust Limited          Class I of the Limited Maturity Bond Portfolio of
  Maturity Bond Investment Division (EFFECTIVE JULY 5, 2000,  the Neuberger Berman Advisers Management Trust
  CLOSED TO NEW PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Neuberger Berman Advisers Management Trust Partners         Class I of the Partners Portfolio of Neuberger
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  Berman Advisers Management Trust
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Scudder VIT EAFE-Registered Trademark- Equity Index         Class A of the EAFE-Registered Trademark- Equity
  Investment Division                                         Index Fund of the Scudder VIT Funds
  Scudder VIT Equity 500 Index Investment Division            Class A of the Equity 500 Index Fund of the
                                                              Scudder VIT Funds
  Scudder VIT Small Cap Index Investment Division             Class A of the Small Cap Index Fund of the Scudder
                                                              VIT Funds

If you decide to enroll for coverage under this group life insurance policy, you should keep this Prospectus for your records.

The Hartford prospectus included in this OmniSource-Registered Trademark-Prospectus contains information relating to all of the Funds they offer. Not all of the Funds in the Hartford prospectus are available to you. Please review this OmniSource-Registered Trademark- product prospectus for details regarding available Funds.

Although we file this Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).
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PROSPECTUS DATED: MAY 2, 2005

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TABLE OF CONTENTS

                                                                PAGE
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SUMMARY OF BENEFITS AND RISKS                                     5
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FEE TABLES                                                        6
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ABOUT US                                                         11
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  Hartford Life and Annuity Insurance Company                    11
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  ICMG Registered Variable Life Separate Account One             11
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  The Funds                                                      11
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CHARGES AND DEDUCTIONS                                           15
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YOUR CERTIFICATE                                                 16
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PREMIUMS                                                         17
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DEATH BENEFITS AND POLICY VALUES                                 18
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MAKING WITHDRAWALS FROM THE CERTIFICATE                          19
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TRANSFERS AMONG INVESTMENT DIVISIONS                             20
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LOANS                                                            23
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LAPSE AND REINSTATEMENT                                          24
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TERMINATION OF POLICY                                            24
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CONTRACT LIMITATIONS                                             25
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CHANGES TO CONTRACT OR SEPARATE ACCOUNT                          25
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SUPPLEMENTAL BENEFITS                                            25
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OTHER MATTERS                                                    25
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FEDERAL TAX CONSIDERATION                                        26
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PERFORMANCE RELATED INFORMATION                                  30
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LEGAL PROCEEDINGS                                                30
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GLOSSARY OF SPECIAL TERMS                                        32
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              33
----------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
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SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- We designed the policy to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- We will pay a death benefit to your beneficiary if the Insured dies while the Certificate is in force. You select one of two death benefit options. These options are:

 -  Option A -- Under Option A the death benefit is equal to the larger of:

   - The Face Amount; and

   - The Variable Insurance Amount.

 -  Option B -- Under Option B the death benefit is equal to the larger of:

   - The Face Amount plus the Cash Value; and

   - The Variable Insurance Amount.

We reduce the death benefit by any money you owe us, such as outstanding Loans or Loan interest. You may change your death benefit option under certain circumstances. You may also increase or decrease the Face Amount on your Certificate under certain circumstances.

INVESTMENT OPTIONS -- You may invest in up to 20 different Investment Divisions, from a choice of 45 Investment Divisions that are currently available for investment under your Certificate. You may transfer money among the Investment Divisions, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose when and in what amounts you pay premiums.

RIGHT TO EXAMINE YOUR CERTIFICATE -- For 10 days after you receive your Certificate, you may cancel it without paying a sales charge. Some states provide a longer examination period.

WITHDRAWALS -- You may withdraw all or part of amounts available under your Certificate, subject to certain limitations.

LOANS -- You may take a Loan under the Certificate. The Certificate secures the Loan.

PAYMENT OPTIONS -- Your beneficiary may choose to receive the proceeds due under the Certificate,

- in a lump sum; or

- over a period of time by using one of several payment options.

DOLLAR COST AVERAGING -- You may elect to allocate your Net Premiums among the Investment Divisions using the dollar cost averaging option program. The main objective of this program is to minimize the impact of short-term price fluctuations to allow you to take advantage of market fluctuations.

ASSET REBALANCING -- You may elect to have us automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you selected ("Asset Rebalancing"). The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your Certificate will fluctuate with the performance of its Investment Divisions. Your investment options may decline in value, or they may not perform to your expectations. We do not guarantee your Investment Value in the Investment Divisions. The Certificate is not intended to be a short-term savings vehicle. You should read the prospectuses for the Funds for information about the risks of each investment option.

TERMINATION --

- CERTIFICATE -- Your Certificate could terminate if the Cash Surrender Value becomes too low to pay the charges due under the Certificate. If this occurs, Hartford will notify you in writing. You will then have sixty-one (61) days to pay additional amounts to prevent the Certificate from terminating.

- POLICY -- Hartford or the employer may terminate participation in the Policy. The party terminating the Policy must provide you with a notice of the termination, at your last known address, at least fifteen (15) days prior to the date of termination.

PARTIAL WITHDRAWAL LIMITATIONS -- We limit you to twelve (12) partial withdrawals per Coverage Year. These withdrawals will reduce your Cash Surrender Value, may reduce your death benefit, and may be subject to a processing charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among the Investment Divisions.

LOANS -- Taking a Loan under your Certificate may increase the risk that your Certificate will lapse, may have a permanent effect on your Investment Value, and may reduce the Death Proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any Loans, withdrawals or other amounts under the Certificate. You may also be subject to a 10% penalty tax. There could be significant adverse tax consequences if the Certificate should lapse or be surrendered when there are loans outstanding.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Certificate. The first table describes the maximum fees and expenses that you will pay at the time that you buy the Certificate, surrender the Certificate, or transfer Investment Value between investment options.

MAXIMUM TRANSACTION FEES


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Sales Charge (1)                           When you pay premium.                      9% of the premium paid.
Premium Tax Charge                         When you pay premium.                      Generally, between 0% and 4% of any
                                                                                      premium you pay. The percentage we
                                                                                      deduct will vary by locale depending on
                                                                                      the tax rates in effect there.
Deferred Acquisition Cost Tax Charge       When you pay premium.                      1.25% of each premium you pay. We will
                                                                                      adjust the charge based on changes in
                                                                                      the applicable tax law.
Partial Withdrawal Fee                     When you take a withdrawal.                $25 per partial withdrawal.

     (1) The current front end sales load charged as a percentage of the premium paid depending on the Policy Year in which the premium payment was made is:


POLICY YEAR    CURRENT PERCENTAGE    MAXIMUM PERCENTAGE
   1-7              6.75%                    9%
    8+              4.75%                    7%

The next table describes the MAXIMUM fees and expenses that you will pay periodically, not including Fund fees and expenses.

MAXIMUM ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Cost of Insurance Charges (1)              Monthly.                                   MINIMUM CHARGE
                                                                                      $0.16 per $1,000 of the net amount at
                                                                                      risk for a 20-year-old female medically
                                                                                      insured preferred non-smoker in the
                                                                                      first year.
                                                                                      MAXIMUM CHARGE
                                                                                      $329.96 per $1,000 of the net amount at
                                                                                      risk for a 95-year-old male in the first
                                                                                      year.
                                                                                      CHARGE FOR REPRESENTATIVE INSUREDS
                                                                                      $0.84 per $1,000 of the net amount at
                                                                                      risk for a 45-year-old male guaranteed
                                                                                      issue standard non-smoker in the first
                                                                                      year.
Mortality and Expense Risk Charge          Daily.                                     On an annual basis, .65% of the value of
                                                                                      each Investment Division's assets.
Administrative Charge                      Monthly.                                   $10 per Coverage Month.
Rider Charges                              Monthly.                                   Currently no rider charges for this
                                                                                      product.
Loan Interest Rate                         Monthly if you have taken a loan on your   The maximum adjustable loan interest
                                           Certificate.                               rate is the greater of:
                                                                                      - 5%; and
                                                                                      - the Published Monthly Average for the
                                                                                      calendar month two (2) months prior to
                                                                                        the date on which we determine the
                                                                                        adjustable loan interest rate.(2)

     (1) This charge varies based on individual characteristics. The charge shown may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial advisor for personal illustration.
     (2) The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investor's Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

The next table shows the minimum and maximum total annual fund operating expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                                       MINIMUM  MAXIMUM
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Total Annual Fund Operating Expenses                                                    0.29%    1.71%
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
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                         ANNUAL FUND OPERATING EXPENSES
                       AS OF EACH FUND'S FISCAL YEAR END
                        (as a percentage of net assets)

                                                                                       TOTAL ANNUAL
                                                                                      FUND OPERATING
                                                                12B-1                EXPENSES (BEFORE                      NET
                                                             DISTRIBUTION            CONTRACTUAL FEE   CONTRACTUAL FEE   ANNUAL
                                                                AND/OR                  WAIVERS OR       WAIVERS OR       FUND
                                               MANAGEMENT     SERVICING     OTHER        EXPENSE           EXPENSE      OPERATING
                                                  FEES           FEES      EXPENSES  REIMBURSEMENTS)   REIMBURSEMENTS   EXPENSES
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Alger American Growth Portfolio: Class O
  Shares (2)                                      0.75%          N/A        0.10%           0.85%            N/A          0.85%
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Alger American Small Capitalization
  Portfolio: Class O Shares (2)                   0.85%          N/A        0.12%           0.97%            N/A          0.97%
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American Funds Global Growth Fund:
  Class 2 (3)                                     0.61%         0.25%       0.04%           0.90%            N/A          0.90%
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American Funds Global Small Capitalization
  Fund: Class 2 (3)                               0.77%         0.25%       0.04%           1.06%            N/A          1.06%
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American Funds Growth Fund: Class 2               0.35%         0.25%       0.01%           0.61%            N/A          0.61%
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American Funds International Fund:
  Class 2 (3)                                     0.54%         0.25%       0.05%           0.84%            N/A          0.84%
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American Funds Asset Allocation Fund:
  Class 2                                         0.36%         0.25%       0.01%           0.62%            N/A          0.62%
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Fidelity Variable Insurance Products Equity-
  Income Portfolio: Initial Class (1)(4)          0.47%          N/A        0.11%           0.58%            N/A          0.58%
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Fidelity Variable Insurance Products High
  Income Portfolio: Initial Class (1)             0.58%          N/A        0.13%           0.71%            N/A          0.71%
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Fidelity Variable Insurance Products
  Overseas Portfolio: Initial Class (1)(4)        0.72%          N/A        0.19%           0.91%            N/A          0.91%
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Fidelity Variable Insurance Products Asset
  Manager Portfolio: Initial Class (1)(4)         0.53%          N/A        0.12%           0.65%            N/A          0.65%
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Franklin Rising Dividends Securities Fund:
  Class 2 (5)(6)(7)                               0.68%         0.25%       0.03%           0.96%           0.02%         0.94%
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Franklin Small Mid-Cap Growth Securities
  Fund: Class 2 (5)(6) (formerly named
  "Franklin Small Cap Fund")                      0.48%         0.25%       0.29%           1.02%           0.03%         0.99%
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Franklin Small Cap Value Securities Fund:
  Class 2 (5)(6)                                  0.53%         0.25%       0.18%           0.96%           0.04%         0.92%
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Franklin Strategic Income Securities Fund:
  Class 1 (5)                                     0.43%          N/A        0.25%           0.68%           0.02%         0.66%
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Mutual Shares Securities Fund: Class 2 (6)        0.60%         0.25%       0.15%           1.00%            N/A          1.00%
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Templeton Growth Securities Fund:
  Class 2 (6)(7)                                  0.79%         0.25%       0.07%           1.11%            N/A          1.11%
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Templeton Foreign Securities Fund:
  Class 2 (5)                                     0.68%         0.25%       0.19%           1.12%           0.05%         1.07%
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Hartford Advisers HLS Fund: Class IA              0.63%          N/A        0.04%           0.67%            N/A          0.67%
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Hartford Capital Appreciation HLS Fund:
  Class IA                                        0.63%          N/A        0.07%           0.70%            N/A          0.70%
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Hartford International Capital Appreciation
  HLS Fund: Class IA                              0.85%          N/A        0.12%           0.97%            N/A          0.97%
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Hartford Money Market HLS Fund: Class IA          0.45%          N/A        0.03%           0.48%            N/A          0.48%
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Hartford SmallCap Value HLS Fund: Class IA        0.87%          N/A        0.05%           0.92%            N/A          0.92%
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Hartford Stock HLS Fund: Class IA                 0.46%          N/A        0.03%           0.49%            N/A          0.49%
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8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                                                                                       TOTAL ANNUAL
                                                                                      FUND OPERATING
                                                                12B-1                EXPENSES (BEFORE                      NET
                                                             DISTRIBUTION            CONTRACTUAL FEE   CONTRACTUAL FEE   ANNUAL
                                                                AND/OR                  WAIVERS OR       WAIVERS OR       FUND
                                               MANAGEMENT     SERVICING     OTHER        EXPENSE           EXPENSE      OPERATING
                                                  FEES           FEES      EXPENSES  REIMBURSEMENTS)   REIMBURSEMENTS   EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
Hartford Total Return Bond HLS Fund:
  Class IA (formerly named "Hartford Bond
  HLS Fund")                                      0.46%          N/A        0.04%           0.50%            N/A          0.50%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund:
  Class IA                                        0.64%          N/A        0.03%           0.67%            N/A          0.67%
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio:
  Service Shares (8)(9)                           0.64%         0.25%       0.01%           0.90%            N/A          0.90%
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio:
  Service Shares (8)(9)                           0.64%         0.25%       0.04%           0.93%            N/A          0.93%
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio:
  Service Shares (8)(9)                           0.60%         0.25%       0.03%           0.88%            N/A          0.88%
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio: Service
  Shares (8)(9)                                   0.55%         0.25%       0.01%           0.81%            N/A          0.81%
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio: Service
  Shares (8)(9) (formerly named "Janus Aspen
  Flexible Income Portfolio")                     0.52%         0.25%       0.03%           0.80%            N/A          0.80%
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio                           0.30%          N/A        0.45%           0.75%            N/A          0.75%
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan International Equity Portfolio (10)      0.60%          N/A        0.96%           1.56%           0.36%         1.20%
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Mid Cap Value Portfolio                  0.70%          N/A        0.88%           1.58%           0.33%         1.25%
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company Portfolio                  0.60%          N/A        0.55%           1.15%            N/A          1.15%
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan U.S. Large Cap Core Equity
  Portfolio                                       0.35%          N/A        0.50%           0.85%            N/A          0.85%
---------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series: Initial
  Class (11)                                      0.75%          N/A        0.12%           0.87%            N/A          0.87%
---------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series: Initial
  Class (11)(12)                                  0.75%          N/A        0.13%           0.88%           0.00%         0.88%
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series: Initial
  Class (11)                                      0.75%          N/A        0.11%           0.86%            N/A          0.86%
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series: Initial
  Class (11)                                      0.90%          N/A        0.11%           1.01%            N/A          1.01%
---------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series: Initial
  Class (11)(12)                                  0.75%          N/A        0.11%           0.86%           0.00%         0.86%
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
  Emerging Markets Equity Portfolio:
  Class I (13)                                    1.25%          N/A        0.46%           1.71%            N/A          1.71%
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The Universal Institutional Funds, Inc.
  Equity Growth Portfolio:
  Class I (1)(13)(14)                             0.50%          N/A        0.34%           0.84%            N/A          0.84%
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Core
  Plus Fixed Income Portfolio:
  Class I (13)(14)                                0.38%          N/A         .32%           0.70%            N/A          0.70%
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The Universal Institutional Funds, Inc.
  Global Value Equity Portfolio:
  Class I (1)(13)(14)                             0.67%          N/A        0.37%           1.04%            N/A          1.04%
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. High
  Yield Portfolio: Class I (13)(14)               0.45%          N/A        0.40%           0.85%            N/A          0.85%
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Mid
  Cap Growth Portfolio: Class I (13)              0.75%          N/A        0.38%           1.13%            N/A          1.13%
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
  Technology Portfolio: Class I (13)              0.80%          N/A        0.49%           1.29%            N/A          1.29%
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
  Value Portfolio: Class I (1)(13)                0.55%          N/A        0.40%           0.95%            N/A          0.95%
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
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                                                                                       TOTAL ANNUAL
                                                                                      FUND OPERATING
                                                                12B-1                EXPENSES (BEFORE                      NET
                                                             DISTRIBUTION            CONTRACTUAL FEE   CONTRACTUAL FEE   ANNUAL
                                                                AND/OR                  WAIVERS OR       WAIVERS OR       FUND
                                               MANAGEMENT     SERVICING     OTHER        EXPENSE           EXPENSE      OPERATING
                                                  FEES           FEES      EXPENSES  REIMBURSEMENTS)   REIMBURSEMENTS   EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust
  Balanced Portfolio: Class I (1)                 0.85%          N/A        0.25%           1.10%            N/A          1.10%
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Neuberger Berman Advisers Management Trust
  Limited Maturity Bond Portfolio:
  Class I (1)                                     0.65%          N/A        0.08%           0.73%            N/A          0.73%
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Neuberger Berman Advisers Management Trust
  Partners Portfolio: Class I (1)                 0.83%          N/A        0.08%           0.91%            N/A          0.91%
---------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE-Registered Trademark-
  Equity Index Fund: Class A (15)                 0.45%          N/A        0.37%           0.82%           0.17%         0.65%
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Scudder VIT Equity 500 Index Fund:
  Class A (15)                                    0.20%          N/A        0.09%           0.29%            N/A          0.29%
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Scudder VIT Small Cap Index Fund:
  Class A (15)                                    0.35%          N/A        0.13%           0.48%           0.03%         0.45%
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(1) Effective July 5, 2000, closed to new premiums or transfer of Investment Value.

(2) Operating expenses shown are for Class O Shares. The Alger American Fund offers both Class O and Class S Shares. The classes differ only in that Class S Shares are subject to distribution and shareholder servicing fees, while Class O Shares are not.

(3) The funds' investment adviser is voluntarily waiving a portion of management fees. "Other Expenses" do not take into account these fee waivers, and are therefore higher than the actual expenses of the funds. Had these fee waivers been taken into account, Total Operating Expenses would have been lower for certain funds and would equal:

                                                                                                     TOTAL
                                                                                         OTHER     OPERATING
                                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund: Class 2                    0.60%           0.25%      0.04%       0.89%
------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund:
  Class 2                                                     0.76%           0.25%      0.04%       1.05%
------------------------------------------------------------------------------------------------------------
American Funds International Fund: Class 2                    0.53%           0.25%      0.05%       0.83%
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(4) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of univested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.57% for the Equity Income Portfolio; 0.87% for the Overseas Portfolio; and 0.64% for the Asset Manager Portfolio. These offsets may be discontinued at any time.

(5) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission.

(6) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.

(7) The Fund administration fee is paid indirectly through the management fee.

(8) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charge.

(9) Expenses are based upon expenses for the year ended December 31, 2004, restated to reflect reductions in the Portfolios' management fees, where applicable, effective July 1, 2004. All expenses are shown without the effect of any expense offset arrangements.

(10) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Portfolio to the extent total annual operating expenses of the Portfolio's Shares (excluding interest, taxes and extraordinary expenses) exceed 1.20% for the JPMorgan International Equity Portfolio and 1.25% of the JPMorgan Mid Cap Value Portfolio of the applicable Portfolio's average daily net assets through 4/30/06. In addition, the Portfolio's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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(11) Each series has an expense offset arrangement, which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may have entered into or may enter into brokerage arrangements, that reduce or recapture series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these expense reductions been taken into account, Total Operating Expenses would have been lower for certain series and would equal:

                                                                                                     TOTAL
                                                                                         OTHER     OPERATING
                                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series: Initial Class                     0.75%            N/A       0.11%       0.86%
------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series: Initial Class                     0.75%            N/A       0.10%       0.85%
------------------------------------------------------------------------------------------------------------
MFS New Discovery Series: Initial Class                       0.90%            N/A       0.10%       1.00%
------------------------------------------------------------------------------------------------------------

(12) MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" (determined without giving effect to the expense reduction arrangements described above), do not exceed 0.15% annually. This expense limitation arrangement excludes management fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the series' investing activities. This contractual fee arrangement will continue until at least April 30, 2006, unless the Board of Trustees which oversees the fund consents to any earlier revision or termination of this arrangement.

(13) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, as a percentage of the average daily net assets of each Portfolio's Class I shares do not exceed: 1.65% for the Emerging Markets Equity Portfolio; 0.85% for the Equity Growth Portfolio; 0.70% for the Core Plus Fixed Income Portfolio; 1.15% for the Global Value Portfolio; 0.80% for the High Yield Portfolio; 1.05% for the Mid Cap Growth Portfolio; 1.15% for the Technology Portfolio; and 0.85% of the Value Portfolio. The adviser may terminate these voluntary waivers at any time at its sole discretion. After such fee reductions, the "Management Fees", "12b-1 Fees", "Other Expenses" and "Total Operating Expenses" for certain Portfolios would be as follows:

                                                                                                     TOTAL
                                                                                         OTHER     OPERATING
                                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Emerging Markets
  Equity Portfolio: Class                                     1.19%            N/A       0.46%       1.65%
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. High Yield
  Portfolio: Class I                                          0.40%            N/A       0.40%       0.80%
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Mid Cap Growth
  Portfolio: Class I                                          0.67%            N/A       0.38%       1.05%
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Technology
  Portfolio: Class I                                          0.66%            N/A       0.49%       1.15%
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Value Portfolio:
  Class I                                                     0.45%            N/A       0.40%       0.85%
------------------------------------------------------------------------------------------------------------

(14) Expense information has been restated to reflect current fees in effect as of November 1, 2004.

(15) Pursuant to their respective agreements with Scudder VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to the following amounts for the A share class of the applicable Fund: 0.65% for the Scudder VIT EAFE Equity Index Fund; 0.30% for the Scudder VIT EAFE 500 Index Fund; and 0.45% for the Scudder VIT Small Cap Index Fund.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
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ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS

                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and Company, Inc.             2/15/05       A+    Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                       2/15/05      AA-    Financial strength
------------------------------------------------------------------------------------------------
 Fitch                                   2/15/05      AA     Financial strength
------------------------------------------------------------------------------------------------

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

The Investment Divisions are separate divisions of our separate account, called ICMG Registered Variable Life Separate Account One (the "Separate Account"). The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of our other assets. We use our other assets to pay our insurance obligations under the Policy. We hold your assets in the Separate Account exclusively for your benefit and we may not use them for any other liability of ours.

The Separate Account has 45 Investment Divisions dedicated to the Policies that are currently available for investment. Each of these Investment Divisions invests solely in a corresponding Portfolio of the Funds. You choose the Investment Divisions that meet your investment style. We may establish additional Investment Divisions at our discretion. The Separate Account may include other Investment Divisions that will not be available under the Policy.

THE FUNDS

The Funds sell shares of the Portfolios to the Separate Account. The Portfolios are set up exclusively for variable annuity and variable life insurance products. The Portfolios are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. However, they may have similar investment strategies and the same portfolio managers as retail mutual funds.

We do not guarantee the investment results of any of the Portfolios. Since each Portfolio has different investment objectives, each is subject to different risks. The prospectuses for the Funds and the Funds' Statement of Additional Information describe these risks and the Portfolio's expenses. We have included the Funds' prospectuses in this Prospectus.

The following Portfolios are available under your Certificate:

ALGER AMERICAN GROWTH PORTFOLIO: CLASS O SHARES -- Seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.(1)

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO: CLASS O SHARES -- Seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell-Registered Trademark- 2000 Growth Index.(1)

AMERICAN FUNDS GLOBAL GROWTH FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in common stocks of companies located around the world.

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in stocks of smaller companies around the world that typically have market capitalizations of $50 million to $2 billion.

AMERICAN FUNDS GROWTH FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in U.S. common stocks which demonstrate the potential to provide strong earnings over the years.

AMERICAN FUNDS INTERNATIONAL FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in common stocks of companies based outside the United States.

AMERICAN FUNDS ASSET ALLOCATION FUND: CLASS 2 -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term debt securities, and money market instruments.

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS EQUITY-INCOME
PORTFOLIO: INITIAL CLASS -- Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on

(1) FUND DESCRIPTION IS FOR CLASS O SHARES. THE ALGER AMERICAN FUND OFFERS BOTH CLASS O AND CLASS S SHARES. THE CLASSES DIFFER ONLY IN THAT CLASS S SHARES ARE SUBJECT TO DISTRIBUTION AND SHAREHOLDER SERVICING FEES, WHILE CLASS O SHARES ARE NOT.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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the securities comprising the Standard & Poor's 500-SM- Index (S&P 500-Registered Trademark- ). (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS HIGH INCOME
PORTFOLIO: INITIAL CLASS -- Seeks a high level of current income, while also considering growth of capital. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS OVERSEAS PORTFOLIO:
INITIAL CLASS -- Seeks long-term growth of capital. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS ASSET MANAGER-SM-
PORTFOLIO: INITIAL CLASS -- Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

FRANKLIN RISING DIVIDENDS SECURITIES FUND: CLASS 2 -- Seeks long-term capital appreciation, with preservation of capital as an important consideration. The Fund normally invests at least 80% of its net assets in investments of companies that have paid rising dividends.

FRANKLIN SMALL MID-CAP GROWTH SECURITIES FUND: CLASS 2 (FORMERLY NAMED "FRANKLIN SMALL CAP FUND") -- Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization (small cap) and mid capitalization (mid cap) companies. For this Fund, small cap companies are those with market capitalization values not exceeding $1.5 billion or the highest market capitalization value in the Russell 2000-Registered Trademark-Index, whichever is greater, at the time of purchase; and mid cap companies are companies with market capitalization values not exceeding $8.5 billion, at the time of purchase.

FRANKLIN SMALL CAP VALUE SECURITIES FUND: CLASS 2 -- Seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies, and invests primarily to predominantly in equity securities. For this Fund, small-capitalization companies are those with market capitalization values not exceeding $2.5 billion, at the time of purchase.

FRANKLIN STRATEGIC INCOME SECURITIES FUND: CLASS 1 -- Seeks a high level of current income, with capital appreciation over the long term as a secondary objective. The Fund normally invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets.

MUTUAL SHARES SECURITIES FUND: CLASS 2 -- Seeks capital appreciation, with income as a secondary goal. The Fund normally invests mainly in U.S. equity securities, and substantially in undervalued stocks, risk arbitrage securities and distressed companies.

TEMPLETON GROWTH SECURITIES FUND: CLASS 2 -- Seeks long-term capital growth. The Fund normally invests mainly in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.

TEMPLETON FOREIGN SECURITIES FUND: CLASS 2 -- Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

HARTFORD ADVISERS HLS FUND: CLASS IA -- Seeks maximum long-term total return.

HARTFORD CAPITAL APPRECIATION HLS FUND: CLASS IA -- Seeks growth of capital.

HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND: CLASS IA -- Seeks capital appreciation.

HARTFORD MONEY MARKET HLS FUND: CLASS IA -- Seeks maximum current income consistent with liquidity and preservation of capital.

HARTFORD SMALLCAP VALUE HLS FUND: CLASS IA -- Seeks short-term capital appreciation.

HARTFORD STOCK HLS FUND: CLASS IA -- Seeks long-term growth of capital, with income as a secondary consideration.

HARTFORD TOTAL RETURN BOND HLS FUND: CLASS IA (FORMERLY NAMED "HARTFORD BOND HLS FUND") -- Seeks competitive total return, with income as a secondary objective.

HARTFORD VALUE OPPORTUNITIES HLS FUND: CLASS IA -- Seeks short- and long-term capital appreciation.

JANUS ASPEN MID CAP GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital.

JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital.

JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital in a manner consistent with the preservation of capital.

JANUS ASPEN BALANCED PORTFOLIO: SERVICE SHARES -- Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

JANUS ASPEN FLEXIBLE BOND PORTFOLIO: SERVICE SHARES (FORMERLY NAMED "JANUS ASPEN FLEXIBLE INCOME PORTFOLIO") -- Seeks to obtain maximum total return, consistent with preservation of capital.

JPMORGAN BOND PORTFOLIO -- Seeks high total return consistent with moderate risk of capital and maintenance of liquidity.

JPMORGAN INTERNATIONAL EQUITY PORTFOLIO -- Seeks high total return from a portfolio of equity securities of foreign companies.

JPMORGAN MID CAP VALUE PORTFOLIO -- Seeks growth from capital appreciation.

JPMORGAN SMALL COMPANY PORTFOLIO -- Seeks high total return from a portfolio of small company stocks.

JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO -- Seeks high total return from a portfolio of selected equity securities.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
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MFS EMERGING GROWTH SERIES: INITIAL CLASS -- Seeks to provide long-term growth of capital.

MFS CAPITAL OPPORTUNITIES SERIES: INITIAL CLASS -- Seeks capital appreciation.

MFS INVESTORS TRUST SERIES: INITIAL CLASS -- Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

MFS NEW DISCOVERY SERIES: INITIAL CLASS -- Seeks capital appreciation.

MFS HIGH INCOME SERIES: INITIAL CLASS -- Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. EMERGING MARKETS EQUITY PORTFOLIO: CLASS I -- Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. EQUITY GROWTH PORTFOLIO: CLASS
I -- Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. CORE PLUS FIXED INCOME PORTFOLIO: CLASS I -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. GLOBAL VALUE EQUITY PORTFOLIO: CLASS I -- Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including United States issuers. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. HIGH YIELD PORTFOLIO: CLASS I -- Seeks above average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. MID CAP GROWTH PORTFOLIO: CLASS
I -- Seeks long-term capital growth by investing primarily in common stocks and other equity securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. TECHNOLOGY PORTFOLIO: CLASS I -- Seeks long-term capital appreciation by investing primarily in equity securities of companies that the investment adviser expects will benefit from their involvement in technology and technology-related industries.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. VALUE PORTFOLIO: CLASS I -- Seeks above average total return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST BALANCED PORTFOLIO: CLASS I -- Seeks growth of capital and reasonable current income without undue risk to principal. The portfolio invests primarily in equity securities of medium capitalization companies and fixed income securities from U.S. government and corporate issuers. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST LIMITED MATURITY BOND PORTFOLIO:
CLASS I -- Seeks to provide the highest current income consistent with low risk to principal and liquidity; and secondarily, total return. The Portfolio invests in short- to intermediate-term debt securities, primarily investment grade. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST PARTNERS PORTFOLIO: CLASS I -- Seeks capital growth by investing mainly in common stocks of established mid- to large- capitalization companies. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)

SCUDDER VIT EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND: CLASS A -- Seeks to match as closely as possible (before deduction for expenses) the performance of the Morgan Stanley Capital International EAFE-Registered Trademark- Index (the "MSCI EAFE-Registered Trademark- Index") which emphasizes stocks of companies in major markets in Europe, Australia and the Far East. The Fund invests in these securities in approximately the same weightings as the MSCI
EAFE-Registered Trademark- Index. The MSCI EAFE-Registered Trademark- Index is a capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States.(2)

SCUDDER VIT EQUITY 500 INDEX FUND: CLASS A -- Seeks to match as closely as possible (before deduction for expenses) the total return of the Standard & Poor's 500-Registered Trademark- Composite Stock Price Index (the
"S&P 500-Registered Trademark- Index"). The Fund invests in a statistically selected sample of the securities found in the S&P 500-Registered Trademark-Index. The S&P 500-Registered Trademark- Index is an index of 500 common stocks, most of which trade on the New York Stock Exchange.(3)

SCUDDER VIT SMALL CAP INDEX FUND: CLASS A -- Seeks to match as closely as possible (before deduction for expenses) the total return of the Russell 2000-Registered Trademark- Small Stock Index (the
"Russell 2000-Registered Trademark-"). The Fund invests in a statistically selected sample of the securities found in the Russell 2000-Registered Trademark-. The Russell 2000-Registered Trademark- is composed of approximately 2,000 small-capitalization common stocks.(4)

(2) THE EAFE-REGISTERED TRADEMARK- INDEX IS THE EXCLUSIVE PROPERTY OF MORGAN STANLEY. MORGAN STANLEY CAPITAL INTERNATIONAL IS A SERVICE MARK OF MORGAN STANLEY AND HAS BEEN LICENSED FOR USE BY DEUTSCHE ASSET MANAGEMENT, INC.
(3) "S&P 500-REGISTERED TRADEMARK-" AND "STANDARD &
POOR'S-REGISTERED TRADEMARK-" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES AND HAVE BEEN LICENSED FOR USE BY DEUTSCHE ASSET MANAGEMENT, INC.
(4) "RUSSELL 2000-REGISTERED TRADEMARK-" IS A TRADEMARK OF THE FRANK RUSSELL COMPANY AND HAS BEEN LICENSED FOR USE BY DEUTSCHE ASSET MANAGEMENT, INC.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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INVESTMENT ADVISERS: The Alger American Fund is managed by Fred Alger Management, Inc. The American Funds Insurance Series is managed by Capital Research and Management Company. Fidelity Variable Insurance Products are managed by Fidelity Management & Research Company. The Franklin Rising Dividends Securities Fund is managed by Franklin Advisory Services, LLC. The Franklin Small-Mid Cap Growth Securities Fund is managed by Franklin Advisers, Inc. The Franklin Small Cap Value Fund is managed by Franklin Advisory Services, LLC. The Franklin Strategic Income Securities Fund is managed by Franklin Advisers, Inc. The Mutual Shares Securities Fund is managed by Franklin Mutual Advisers, LLC. The Templeton Growth Securities Fund is managed by Templeton Global Advisors Limited. The Templeton Foreign Securities Fund is managed by Templeton Investment Counsel, LLC. Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford Money Market HLS Fund, Hartford SmallCap Value HLS Fund, Hartford Stock HLS Fund, Hartford Total Return Bond HLS Fund and Hartford Value Opportunities HLS Fund, are collectively the "Hartford Funds" and are managed by HL Investment Advisors, LLC. Wellington Management Company, LLP and Hartford Investment Management Company serve as sub-investment advisors and provide day to day investment services. Hartford SmallCap Value HLS Fund is sub-advised by Janus Capital Management LLC. Janus Aspen Series is managed by Janus Capital Management LLC. J.P. Morgan Series Trust II is managed by J.P. Morgan Investment Management Inc. The MFS-Registered Trademark- Variable Insurance Trust is managed by MFSTM Investment Management. The Universal Institutional Funds, Inc. is managed by Morgan Stanley Investment Management, doing business in this instance as Van Kampen. Neuberger Berman Advisers Management Trust is managed by Neuberger Berman Management Inc. Scudder VIT Funds are managed by Deutsche Asset Management, Inc. and sub-advised by Northern Trust Investments, Inc.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We will notify you of shareholder's meetings of the Funds purchased by those Investment Divisions you have invested in. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Investment Divisions. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Policy may be voted. After we begin to make payouts to you, the number of votes you have will decrease.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

HOW CONTRACTS ARE SOLD

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). The policies are sold by individuals who represent us as insurance agents and who are registered representatives ("Sales Representatives") of broker-dealers who have entered into sales agreements with HESCO.

We pay compensation to broker-dealers, financial institutions and other parties ("Financial Intermediaries") for the sale of the policies according to schedules in the sales agreements and other agreements reached between us and the Financial Intermediaries. Such compensation generally consists of commissions on a specified amount of premium paid for the Policy. We also pay other amounts ("Additional Payments") that include marketing allowances, expense reimbursements and educational payments. These Additional Payments are designed to provide incentives for the sale of Hartford products and may influence the Financial Intermediary or its Sales Representative to recommend the purchase of this policy over another policy or over other investment options.

Your registered representative typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the sale of the policy, depending on the agreement between your registered representative and his or her firm.

These payments are described in more detail in the Statement of Additional Information (SAI). You may obtain a copy of the SAI by calling 1-800-854-3384.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
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CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

We deduct a percentage of your premium payment for a sales charge, a premium tax charge and the deferred acquisition cost ("DAC") tax charge before we allocate it to the Investment Divisions. The amount of each premium we allocate to the Investment Divisions is your net premium ("Net Premium").

SALES CHARGE -- The current sales charge is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum sales charge is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later. Sales charges cover expenses related to the sale and distribution of the Certificates.

PREMIUM TAX CHARGE -- We deduct a tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of this charge, generally, is between 0% and 4%.

DAC TAX CHARGE -- We deduct 1.25% of each premium to cover a federal premium tax assessed against us. This charge is reasonable in relation to our federal income tax burden, under Section 848 of the Internal Revenue Code of 1986 ("the Code"), resulting from the receipt of premiums. We will adjust this charge based on changes in the applicable tax law.

DEDUCTIONS FROM INVESTMENT VALUE

MONTHLY DEDUCTION AMOUNT -- Each month we will deduct an amount from your Investment Value to pay for the benefits provided under the Certificate. We call this amount the Monthly Deduction Amount and it equals the sum of:

(a) the administrative expense charge;

(b) the cost of insurance charge;

(c) the charges for additional benefits provided by rider, if any.

Each Monthly Deduction Amount will be deducted pro rata from each of the Investment Divisions, unless you instruct us otherwise. The Monthly Deduction Amount will vary from month to month.

Following is an explanation of the administrative expense charge and the charges for cost of insurance and rider benefits.

(a) Administrative Expense Charge -- We will assess a monthly administrative charge to compensate us for administrative costs in connection with the Certificates. We will initially charge $5 per Coverage Month and we guarantee that the charge will never exceed $10.00 per Coverage Month.

(b) Cost of Insurance Charge -- The cost of insurance charge is equal to:

- the cost of insurance rate per $1,000; multiplied by

- the net amount at risk; divided by

- $1,000.

The net amount at risk equals the death benefit minus the Cash Value on the date we calculate this charge. The cost of insurance charge is shown on the specification pages of the Policy and Certificate.

Because your Investment Value and death benefit may vary from month to month, the cost of insurance may also vary on each Processing Date. The cost of insurance depends on your Certificate's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, Certificate loans and changes to the Face Amount.

The purpose of the cost of insurance charge is to cover our anticipated mortality costs. The current cost of insurance rates for standard risks will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table
(ANB), Male or Female, age nearest birthday. We will charge substandard risks a higher cost of insurance rate. The cost of insurance rates for substandard risks will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table (ANB), Male or Female, age nearest birthday. In addition, the use of simplified underwriting or guaranteed issue procedures, rather than medical underwriting, may result in a higher cost of insurance charge for some individuals than if medical underwriting procedures were used.

We will make any changes in the cost of insurance uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur as a result of the deterioration of the Insured's health.

The rate class of an Insured affects the cost of insurance rate. We and the employer will agree on the number of rate classes and characteristics of each rate class. The rate classes may vary by smokers and nonsmokers, active and retired status, preferred and standard and/or any other nondiscriminatory classes agreed to by the employer.

(c) Rider Charge -- If the Certificate includes riders, we deduct a charge from the Investment Value on each Processing Date. We specify the applicable charge on the rider. This charge is to compensate us for the anticipated cost of providing the rider benefits.

For a description of the riders available, see "Supplemental Benefits."

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the Policy, we may deduct a maximum daily charge of .001781% which is equal to .65% per year of the value of each Investment Division's assets in all Coverage Years. We may pay an expense credit reflecting a reduction in the mortality and expense risk rate. We will pay these credits at the end of each Coverage Month and will use them to purchase additional Accumulation Units at the end of that Coverage Month.

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Currently, in Coverage Years 1 through 10, we will pay an expense credit of ..30%. The result is a net annual mortality and expense risk rate of .35%. In Coverage Years 11 through 15, we will pay an expense credit of .40%. The result is a net annual mortality and expense risk rate of .25%. In Coverage Years 16 and later, we will pay an expense credit of .55%. The result is a net annual mortality and expense risk rate of .10%.

The mortality and expense risk charge is equal to:

- the mortality and expense risk rate; multiplied by

- the portion of the Cash Value allocated to the Investment Divisions and the Loan Account.

The mortality risk we assume is that the actual cost of insurance charges specified in the Certificate will be insufficient to meet actual claims. The expense risk we assume is that expenses we incur for issuing and administering the Certificates will exceed the administrative charges we deducted from Investment Value.

If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on us. However, if the charge proves more than sufficient, we will add any excess to our surplus.

PARTIAL WITHDRAWAL FEE -- We deduct a partial withdrawal fee for each withdrawal you make. The fee is the lesser of 2% of the amount withdrawn or $25.

CHARGES FOR THE FUNDS -- The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR CERTIFICATE
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OWNERSHIP RIGHTS

As long as your Certificate is in force, you may exercise all rights under the Certificate while the Insured is alive and you have not named an irrevocable beneficiary.

BENEFICIARY

You name the beneficiary in your enrollment form for the Certificate. You may change the beneficiary (unless irrevocably named) while the Insured is alive by notifying us, in writing. If no beneficiary is living when the Insured dies, we will pay the Death Proceeds to you if living; or, otherwise, to your estate.

ASSIGNMENT

You may assign your rights under the Certificate. Until you notify us in writing, no assignment is effective against us. We are not responsible for the validity of any assignment.

STATEMENTS

We will send you a statement at least once each year, showing:

- the Certificate's current Cash Value, Cash Surrender Value and Face Amount;

- the premiums paid, Monthly Deduction Amounts and any Loans since your last statement;

- the amount of any outstanding Debt;

- any notifications required by the provisions of your Certificate; and

- any other information required by the Insurance Department of the state where we delivered your Certificate.

ISSUANCE OF YOUR CERTIFICATE

To purchase a Certificate you must submit an enrollment form to our Customer Service Center. The specific form you complete will depend on the underwriting classification and plan design of the Policy. Generally, we will only issue a Certificate on the lives of Insureds between the ages of 20 and 79 who supply evidence of insurability satisfactory to us. In addition, in most cases, we will not issue a Certificate with a Face Amount of less than the minimum Face Amount. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. If we accept your enrollment form, your Certificate will become effective on the Coverage Date only after we receive all outstanding delivery requirements and the initial premium payment shown in your Certificate.

In the event you are exchanging an existing contract(s) for a new Certificate under Section 1035 of the Internal Revenue Code, the Coverage Date will be the date that you make the 1035 exchange. You make this 1035 exchange by assigning the existing contract(s) to us and completing an enrollment form. Upon receipt of the assignment form, we will surrender the existing contract(s) for its cash surrender value. We will apply the surrender proceeds we receive as premium to the Certificate. During the time between the Coverage Date and the date we receive the cash surrender value of the existing contract(s) or a premium payment, there will be no gap in coverage. We will make charges and deductions (other than those of the Portfolios) for this period; however, you will not experience investment returns.

RIGHT TO EXAMINE THE CERTIFICATE

You have a limited right to return your Certificate for cancellation. You may deliver or mail the Certificate to us or to the agent who sold you the Certificate within ten (10) calendar days after delivery of the Certificate to you. This is the right to examine period. Some states provide for a longer period.

In the event you return your Certificate, we will return to you within seven (7) days of our receipt of the Certificate, either:

- the total amount of premiums; or

- the Cash Value plus charges deducted under the Certificate.

The amount we return depends upon the state we issued your Certificate in.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
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PREMIUMS

PREMIUM PAYMENT FLEXIBILITY

You have considerable flexibility as to when, in what amounts and what level of premiums, within a range determined by us, you pay under the Certificate. You choose a premium once you have determined the level and pattern of the death benefit.

You must pay a minimum initial premium to make your coverage effective on the Coverage Date. The minimum initial premium may not be less than $100,000. You may pay additional premiums at any time, subject to the premium limitations set by the Internal Revenue Code. For details on these premium limitations see, "Premium Limitation." You have the right to pay additional premiums of at least $100.00 at any time, unless otherwise agreed to by us.

Your Certificate may lapse if the value of your Certificate becomes insufficient to cover the Monthly Deduction Amounts. If this happens you may pay additional premiums in order to prevent your Certificate from terminating. For details see, "Lapse and Reinstatement." Factors that determine the amount of any required premiums include the Face Amount, the death benefit option elected and charges and expenses.

ALLOCATION OF PREMIUM PAYMENTS

During the right to examine period, we allocate your initial premium payment, in accordance with state law requirements, at the end of the Valuation Day we receive the premium. If you choose to cancel your Certificate, some states require the return of your initial premium, while others require the return of the Certificate's Cash Value.

- STATE OF ISSUE REQUIRES RETURN OF INITIAL PREMIUM -- If the state of issue of your Certificate requires that we return your initial premium, we will, when we issue your Certificate and until the end of the right to examine period, allocate your initial Net Premium to the Hartford Money Market Investment Division. Upon the expiration of the right to examine period, we will invest the initial Net Premium according to your initial allocation instructions. However, any accrued interest will remain in the Hartford Money Market Investment Division if you selected it as an initial allocation option.

  We will allocate any additional premiums received prior to the expiration of the right to examine period to the Hartford Money Market Investment Division. Upon the expiration of the right to examine period, we will invest any additional premiums according to your initial allocation instructions.

- STATE OF ISSUE REQUIRES RETURN OF CERTIFICATE'S CASH VALUE -- If the state of issue of your Certificate requires that we return the Certificate's Cash Value, we will allocate the initial Net Premium among your chosen Investment Divisions. In this case you will bear full investment risk for any amounts we allocate to the Investment Division during the right to examine period. This automatic immediate investment feature only applies if specified in your Certificate. Please check with your agent to determine the status of your Certificate.

You may change the Net Premium allocation if you notify us in writing. Portions you allocate to the Investment Divisions must be whole percentages of 5% or more. We will allocate subsequent Net Premiums among Investment Divisions according to your most recent instructions, at the end of the Valuation Day we receive the premium, subject to the following:

- If we receive a premium and your most recent allocation instructions would violate the 5% requirement, we will allocate the Net Premium among the Investment Divisions according to your previous premium allocation; and

- If the asset rebalancing option is in effect, we will allocate Net Premiums accordingly, until you terminate this option. (See "Transfers Among Investment Divisions -- Asset Rebalancing.")

You will receive several different types of notification that explain what your current premium allocation is. The Certificate shows the initial allocation you chose on the enrollment form. In addition, we will send you written confirmation, after we receive your premium payment, that shows you how we allocated your premium. A Certificate's annual statement will also summarize your current premium allocation.

ACCUMULATION UNITS

We use Net Premiums allocated to the Investment Divisions to credit Accumulation Units under the Certificates.

We determine the number of Accumulation Units in each Investment Division to be credited under the Certificate (including the initial allocation to the Hartford Money Market Investment Division) as follows:

- Multiply the Net Premium by the appropriate allocation percentage to determine the portion we will invest in the Investment Division; then

- Divide each portion to be invested in an Investment Division by the Accumulation Unit value of that particular Investment Division we computed following the receipt of the payment.

Deductions made for the monthly deduction amount on each Processing Date will reduce the number of Accumulation Units under the Certificate. (See "Deductions from Investment Value -- Monthly Deduction Amount.")

ACCUMULATION UNIT VALUES

The Accumulation Unit value for each Investment Division will vary daily to reflect the investment experience and charges of the applicable Portfolio, as well as the daily deduction for mortality and expense risks. We will determine the Accumulation Unit value on each Valuation Day by multiplying the Accumulation Unit value of the particular Investment Division on the preceding Valuation Day by a net investment factor for that Investment Division for the Valuation Period then ended. The net investment factor for each of the Investment Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Portfolio in the Valuation Period then ended) divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation

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Period, less the daily deduction for the mortality and expense risks assumed by us.

PREMIUM LIMITATION

If we receive premiums that would cause the Certificate to fail to meet the definition of a life insurance policy in accordance with the Code, we will refund the excess premium payments. We will refund such premium payments and any applicable interest no later than sixty (60) days after the end of a Coverage Year.

We will accept a premium payment that results in an increase in the death benefit greater than the amount of the premium, only after we approve evidence of insurability.

DEATH BENEFITS AND POLICY VALUES
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VALUES UNDER THE CERTIFICATE

CASH SURRENDER VALUE -- As with traditional life insurance, each Certificate will have a Cash Surrender Value. The Cash Surrender Value is equal to the Cash Value, less Debt, less any charges accrued but not deducted. There is no minimum guaranteed Cash Surrender Value. The Cash Value equals the value in the Investment Divisions plus the Loan Account Value.

INVESTMENT VALUE -- Each Certificate will also have an Investment Value. The Investment Value of a Certificate changes on a daily basis and will be computed on each Valuation Day. The Investment Value will vary to reflect the investment experience of the Investment Divisions, Monthly Deduction Amounts and any amounts transferred to the Loan Account to secure a Loan.

The Investment Value of a particular Certificate is related to the net asset value of the Portfolios associated with the Investment Divisions to which Net Premiums on the Certificate have been allocated. The total Investment Value in the Investment Divisions on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Investment Division as of the Valuation Day by the current Accumulation Unit value of that Investment Division and then summing the result for all the Investment Divisions. The Investment Value equals the sum of the values of the assets in the Investment Divisions. See
"Premiums -- Accumulation Unit Values."

DEATH BENEFITS

As long as the Certificate remains in force, the Certificate provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Certificate dies. The Death Proceeds payable to the beneficiary equal the death benefit less any Debt outstanding under the Certificate plus any rider benefits payable. The death benefit depends on the death benefit option you select and is determined as of the date of the death of the Insured. The Variable Insurance Amount under both death benefit options and the death benefit under Death Benefit Option B are dependent on the Cash Value under the Certificate. The Cash Value under the Certificate is affected by the investment performance of the underlying funds, expenses and the monthly charge deductions.

MINIMUM DEATH BENEFIT TESTING PROCEDURES -- Section 7702 of the Code defines alternative testing procedures, the guideline premium test ("GPT") and the cash value accumulation test ("CVAT") in order to meet the definition of life insurance under the Code. See "Federal Tax Considerations" Each Certificate must qualify under either the GPT or the CVAT. Prior to issue, you choose the procedure under which a Certificate will qualify. Once you choose either the GPT or the CVAT to test a Certificate, it cannot be changed while the Certificate is in force.

Under both testing procedures, the Variable Insurance Amount is used to determine the death benefit under the Certificate. This is necessary in order for the Certificate to meet the current federal tax definition of life insurance, which places limitations on the amount of premiums that may be paid and the Cash Values that can accumulate relative to the death benefit. The factors used to determine the Variable Insurance Amount depend on the testing procedure chosen and are in the Certificate.

Under the GPT, there is also a maximum amount of premium that may be paid with respect to each Certificate.

Use of the CVAT can be advantageous if you intend to maximize the total amount of premiums paid under a Certificate. An offsetting consideration, however, is that the factors we use to determine the Variable Insurance Amount are higher under the CVAT, which can result in a higher death benefit over time and a higher total cost of insurance.

DEATH BENEFITS OPTIONS -- Regardless of the minimum death benefit testing procedure chosen, there are two death benefit options: Death Benefit Option A and Death Benefit Option B.

 - DEATH BENEFIT OPTION A -- the death benefit is the greater of (a) the Face Amount and (b) the Variable Insurance Amount.

 - DEATH BENEFIT OPTION B -- the death benefit is the greater of (a) the Face Amount plus the Cash Value and (b) the Variable Insurance Amount.

Regardless of which death benefit option you select, the maximum amount payable will be the Death Proceeds.

OPTION CHANGE -- While the Certificate is in force, you may change the death benefit option you selected. You must make your request to change your death benefit option in writing and during the lifetime of the Insured.

CHANGE FROM OPTION A TO OPTION B -- If the change is from Death Benefit Option A to Death Benefit Option B, the Insured must provide us with satisfactory evidence of insurability. The Face Amount after the change will be equal to the Face Amount before the change, less the Cash Value on the effective date of the change.

CHANGE FROM OPTION B TO OPTION A -- If the change is from Death Benefit Option B to Death Benefit Option A, the Face Amount after the change will be equal to the Face Amount before the change plus the Cash Value on the effective date of change.

Any change in the selection of a death benefit option will become effective at the beginning of the Coverage Month following our approval of the change. We will notify you when we have made the change.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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PAYMENT OPTIONS -- We may pay the Death Proceeds under the Certificate in a lump sum or we may apply the proceeds to one of our payment options. If a payment option is not selected, Death Proceeds will be paid in a lump sum. The minimum amount that may be placed under a payment option is $5,000 unless we consent to a lesser amount. Once payments under payment options 2, 3 or 4 begin, you may not surrender the Certificate to receive a lump sum settlement in place of the life insurance payments. The following options are available under the
Certificate:

FIRST OPTION -- INTEREST INCOME

 - Payments of interest at the rate we declare, but not less than 3% per year, on the amount applied under this option. Lump sum payment at request of beneficiary.

SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3% per year, is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected which may be from 1 to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. Under this option, it is possible that only one monthly annuity payment would be made, if the annuitant died before the second monthly annuity payment was due.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The fourth payment option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3% per annum. The amount of each payment under this option will depend upon the age of the annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often. The first, second and third payment options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables that will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

We may agree to other arrangements for income payments.

INCREASES AND DECREASES IN FACE AMOUNT -- In most cases, the minimum Face Amount of the Certificate is $50,000. At any time after purchasing a Certificate, you may request a change in the Face Amount by making a written request to us at our Customer Service Center.

You must request an increase in the Face Amount in writing to us. All requests are subject to evidence of insurability satisfactory to us and subject to our current rules. Any increase we approve will be effective on the Processing Date following the date we approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will increase as a result of the increase in Face Amount.

A decrease in the Face Amount will be effective on the first Processing Date following the date we receive the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the decrease will decrease as a result of the decrease in Face Amount. Decreases must reduce the Face Amount by at least $25,000, and the remaining Face Amount generally must not be less than $50,000. We will apply decreases:

- to the most recent increase; then

- successively to each prior increase, and then

- to the initial Face Amount.

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one in any twelve (12) month period.

BENEFITS AT MATURITY -- If the Insured is living on the coverage maturity date, which equals attained age 100 ("Maturity Date"), unless you have the Maturity Date Extension Rider, the insurance terminates under the Certificate and we will pay you the Cash Surrender Value as of such date. However, on the Maturity Date, the Certificate will terminate and we will have no further obligations under the Certificate.

MAKING WITHDRAWALS FROM THE CERTIFICATE
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SURRENDER

At any time prior to the Maturity Date, provided the Certificate is in effect and has a Cash Surrender Value, you may choose, without the consent of the beneficiary (provided the designation of the beneficiary is not irrevocable) to surrender the Certificate and receive the full Cash Surrender Value from us. To surrender a Certificate, you must submit a written request for surrender to us. We will determine the Cash Surrender Value as of the Valuation Day we receive the request, in a written form satisfactory to us, at our Customer Service Center, or the date that you request, whichever is later.

The Cash Surrender Value is the net amount available upon surrender of the Certificate and equals the Cash Value, minus Debt, minus any charges accrued but not yet deducted. We will

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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terminate the Certificate on the date of receipt of the written request, or the date you request the surrender to be effective, whichever is later.

We may pay the Cash Surrender Value in cash or you may allocate it to any other payment option agreed upon by us.

PARTIAL WITHDRAWALS

At any time before the Maturity Date, and subject to our rules then in effect, we allow twelve (12) partial withdrawals per Coverage Year. However, we allow only one (1) partial withdrawal between any successive Processing Dates. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is an amount equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.

If the partial withdrawal request is a percentage then we calculate proceeds of the partial withdrawal as of the Valuation Day we receive the request.

We currently impose a charge for processing partial withdrawals which is the lesser of:

- 2% of the amount withdrawn; and

- $25.00.

A partial withdrawal will reduce the Cash Surrender Value, Cash Value and Investment Value. Any partial withdrawal will permanently affect the Cash Surrender Value and may permanently affect the death benefit payable. If Death Benefit Option A is in effect, we reduce the Face Amount by the amount of the partial withdrawal and the charge for processing the withdrawal. Unless specified otherwise, we will deduct partial withdrawals on a Pro Rata Basis from the Investment Divisions. A Pro Rata Basis is an allocation method based on the proportion of the Investment Value in each Investment Division. You must submit requests for partial withdrawals to us in writing. The effective date of a partial withdrawal will be the Valuation Day that we receive the request, in writing, at our Customer Service Center. If the request is received after the close of the New York Stock Exchange, the effective date of the partial withdrawal will be the next Valuation Day. If your Certificate is deemed to be a modified endowment contract, a 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. See "Federal Tax Considerations."

TRANSFERS AMONG INVESTMENT DIVISIONS
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AMOUNT AND FREQUENCY OF TRANSFERS

Upon request and as long as the Certificate is in effect, you may transfer amounts among the Investment Divisions up to twelve (12) times per Coverage Year without charge. You must make transfer requests in writing on a form that we approve. Our rules then in effect will limit the amounts that you may transfer. The amounts that you transfer must be in whole percentages of 5% or more, unless otherwise agreed to by us. Currently, the minimum value of Accumulation Units that you may transfer from one Investment Division to another is the lesser of:

- $500; and

- the total value of the Accumulation Units in the Investment Division.

The value of the remaining Accumulation Units in the Investment Division must equal at least $500. If, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division would be less than $500, we will transfer the entire remaining amount.

You may make transfers between the Investment Divisions offered in this Certificate according to our policies and procedures.

WHAT IS AN INVESTMENT DIVISION TRANSFER?

An Investment Division Transfer is a transaction requested by you that involves reallocating part or all of your Investment Value among the underlying Investment Divisions available in your Certificate.

WHAT HAPPENS WHEN I REQUEST AN INVESTMENT DIVISION TRANSFER?

When you request an Investment Division Transfer, Hartford sells shares of the underlying Fund that makes up the Investment Division you are transferring from and buys shares of the underlying Fund that makes up the Investment Division you want to transfer into.

Each day, many Policy Owners and Certificate Owners request Investment Division Transfers. Some request transfers into a particular Investment Division and others request transfers out of a particular Investment Division. In addition, each day some Policy Owners and Certificate Owners allocate new premium payments to Investment Divisions and others request surrenders. In addition, monthly charges, such as cost of insurance and administrative fees, are transferred out of the Investment Divisions. Further, when there is a pending death claim on a Certificate, all money invested in any of the Investment Divisions is transferred to the Hartford Money Market Investment Division. Hartford combines all the Policy Owner and Certificate Owner requests to transfer out of an Investment Division along with all transfers from that Investment Division as a result of a surrender, withdrawal, loan, or pending death claim and determines how many shares of that Investment Division's underlying Fund Hartford would need to sell to satisfy all Policy Owners' and Certificate Owners' "transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Investment Division or new Premium Payments allocated to that Investment Division and determines how many shares of

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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that Investment Division's underlying Fund Hartford would need to buy to satisfy all Policy Owners' and Certificate Owners' "transfer-in" requests.

In addition, many of the underlying Funds that are available as investment options in Hartford's variable life insurance policies are also available as investment options in variable annuity contracts ("Contracts"), retirement plans, group funding agreements and other products offered by Hartford. Each day, investors and participants in these other products engage in transactions similar to the Investment Division Transfers described for variable life Policy Owners and Certificate Owners.

Hartford takes advantage of its size and available technology to combine the sales of a particular underlying Fund for all the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by Hartford. We also combine all the purchases of that particular underlying Fund for all the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.

For example, if we combine all transfer-out requests and Surrenders of the Hartford Stock Investment Division with all other sales of that underlying Fund from all the other products available at Hartford, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Certificate Owners and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE AN INVESTMENT DIVISION
TRANSFER?

You should be aware that there are several important restrictions on your ability to make an Investment Division Transfer.

FIRST, YOU MAY MAKE ONLY ONE INVESTMENT DIVISION TRANSFER EACH DAY. Hartford limits each Certificate Owner to one Investment Division Transfer each day. Hartford counts all Investment Division Transfer activity that occurs on any one day as one Investment Division Transfer, except you cannot transfer the same Investment Value more than once in a day.

For example, if the only transfer you make on a day is a transfer of $10,000 from the Hartford Money Market Investment Division into another Investment Division, it would count as one Investment Division Transfer. If, however, on a single day you transfer $10,000 out of the Hartford Money Market Investment Division into five other Investment Divisions (dividing the $10,000 among the five other Investment Divisions however you choose), that day's transfer activity would count as one Investment Division Transfer. Conversely, if you have $10,000 in Investment Value distributed among five different Investment Divisions and you request to transfer the Investment Value in all those Investment Divisions into one Investment Division, that would also count as one Investment Division Transfer.

However, you cannot transfer the same Investment Value more than once in one day. That means if you have $10,000 in the Hartford Money Market Investment Division and you transfer all $10,000 into the Hartford Stock Investment Division, on that same day you could not then transfer the $10,000 out of the Hartford Stock Investment Division into another Investment Division.

SECOND, YOU MAY ONLY MAKE TWELVE INVESTMENT DIVISION TRANSFERS PER COVERAGE YEAR. You should not purchase this Certificate if you want to make frequent Investment Division Transfers for any reason. In particular, Hartford does not want you to purchase this Certificate if you plan to engage in "Market Timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Investment Division Transfers in order to exploit inefficiencies in the pricing of the underlying Fund.

Hartford attempts to curb frequent transfers in the following ways:

x  12 Transfer Rule (described above)

x  Third Party Transfer Service Agreements (described below).

However, you should be aware that Hartford's procedures and attempts to preclude frequent trading may not be effective. You should be aware that Market Timing may still occur within the parameters that Hartford has established.

THIRD PARTY TRANSFER SERVICE AGREEMENTS -- If your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Certificate Owners with aggregate Investment Values of $2 million or more, you may be required to sign a separate agreement with Hartford that includes additional restrictions on your ability to request Investment Division Transfers. Hartford is not currently requiring Certificate Owners or others to sign these agreements. However, if Hartford believes that these agreements may help curb frequent transfers, or for any other reason, Hartford may, without notice, begin requiring these agreements again.

ARE THERE ANY EXCEPTIONS TO THESE POLICIES?

NO INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, Hartford does not make any exceptions to its policies restricting trading. This means that if you request to be excused from any of the policies and to be permitted to engage in an Investment Division Transfer that would violate any of these policies, Hartford will refuse your request.

POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. You should be aware that there may be frequent trading in the underlying Funds that Hartford is not able to detect and prevent, which we describe here:

- There is a variable annuity that we offer that has no contingent deferred sales charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Investment Division Transfers that does not violate the precise

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  terms of transfer restrictions. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.

- These policies apply only to individuals and entities that own this Certificate and any subsequent or more recent versions of this Certificate. However, the underlying Funds that make up the Investment Divisions of this Certificate are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all. Many of the group variable annuities or group funding agreements are offered to retirement plans, and Plan Sponsors administer their plan according to Plan documents. If these retirement plan documents have no restrictions on Investment Division Transfers, then Hartford cannot apply the transfer restrictions and may not be able to apply any other restriction on transfers. Hartford has been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. Hartford has had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive affect as frequent Investment Division Transfers done by Certificate Owners of this Certificate.

HOW AM I AFFECTED BY FREQUENT INVESTMENT DIVISION TRANSFERS?

Frequent Investment Division Transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this Certificate and may also lower your Certificate's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.

Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemption obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Certificate.

Because frequent transfers may raise the costs associated with this Certificate and lower performance, the effect may be a lower Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.

WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?

We print the prospectus for the Certificates together with the prospectuses for the underlying Funds. While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in the prospectus for the Certificates, the policies and procedures described in the prospectus for the Certificates control how we administer Investment Division Transfers.

We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.

TRANSFERS TO OR FROM INVESTMENT DIVISIONS

In the event of a transfer from an Investment Division, we will reduce the number of Accumulation Units that we credit to that Investment Division. We will determine the reduction by dividing:

- the amount transferred by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request for transfer.

In the event of a transfer to an Investment Division, we will increase the number of Accumulation Units credited. The increase will equal:

- the amount transferred divided by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request.

ASSET REBALANCING

Subject to our current rules, you may authorize us to automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you have selected. This reallocation is known as Asset Rebalancing. The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

To elect Asset Rebalancing, we must receive a written request from you. If you elect Asset Rebalancing, you must include all Investment Value in the automatic reallocation. The percentages that you select under Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Net Premiums accordingly. We will count all transfers made pursuant to Asset Rebalancing on the same day as one (1) transfer toward the twelve (12) transfers per Coverage Year that we permit without charge. Once elected, you may instruct us, in a written form satisfactory to us, at any time to terminate the option. In addition, we will terminate your participation in

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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Asset Rebalancing if you make any transfer outside of Asset Rebalancing.

DOLLAR COST AVERAGING

You may elect to allocate your Net Premiums among the Investment Divisions under the dollar cost averaging option program ("DCA Program"). If you choose to participate in the DCA Program, we will deposit your Net Premiums into the Hartford Money Market Investment Division. Each month, we will withdraw amounts from that Division and allocate them to the other Investment Divisions in accordance with your allocation instructions. The transfer date will be the monthly anniversary of your first transfer under your initial DCA election. We will make the first transfer within five (5) business days after we receive your initial election in writing.

We will allocate your Net Premium to the Investment Divisions that you specify, in the proportions that you specify. If, on any transfer date, your Investment Value that we have allocated to the Hartford Money Market Investment Division is less than the amount you have elected to transfer, we will terminate your participation in the DCA Program. Any transfers made in connection with the DCA Program must be whole percentages of 5% or more, unless we otherwise agree. In addition, transfers made under the DCA Program count toward the twelve (12) transfers per coverage year that we permit you without charge.

You may also cancel your DCA election by notifying us in writing.

The main objective of the DCA Program is to minimize the impact of short-term price fluctuations. The DCA Program allows you to take advantage of market fluctuations. Since we transfer the same dollar amount to other Investment Divisions at set intervals, the DCA Program allows you to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, you may achieve a lower average cost per Accumulation Unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making investments through periods of low price levels.

You cannot make transfers under Asset Rebalancing and participate in the DCA Program at the same time.

PROCESSING OF TRANSACTIONS

Generally, we process your transactions only on a Valuation Day. We will process requests that we receive on a Valuation Day before the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on that same day, except as otherwise indicated in this Prospectus. We will process requests that we receive after the close of the NYSE as of the next Valuation Day.

LOANS
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As long as the Certificate is in effect, you may obtain without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), a cash Loan from us. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by 1.00, minus outstanding Debt.

We will transfer the amount of each Loan on a Pro Rata Basis from each of the Investment Divisions (unless you specify otherwise) to the Loan Account. We use the Loan Account to ensure that any outstanding Debt remains fully secured by the Investment Value.

LOAN INTEREST

Interest will accrue daily on outstanding Debt at the adjustable loan interest rate indicated in the Certificate. We will transfer the difference between the value of the Loan Account and any outstanding Debt from the Investment Divisions to the Loan Account on each Certificate Anniversary. Interest payments are due as shown in the Certificate. If you do not pay interest within five (5) days of its due date, we will add it to the amount of the Loan as of its due date.

The maximum adjustable loan interest rate we may charge for Loans is the greater of:

- 5%; and

- the Published Monthly Average for the calendar month two (2) months prior to the date on which we determine the adjustable loan interest rate.

The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investors Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

CREDITED INTEREST

We will credit interest on amounts in the Loan Account for Coverage Years 1 through 10 at a rate equal to the adjustable loan interest rate, minus 1%. We will credit interest on amounts in the Loan Account for Coverage Years 11 and later at a rate equal to the adjustable loan interest rate, minus .20%.

LOAN REPAYMENTS

You can repay any part of or the entire Loan at any time. We will allocate the amount of the Loan repayment to your chosen Investment Divisions on a Pro Rata Basis, determined as of the date of the Loan repayment. Unless specified otherwise, we will treat any additional premium payments that we receive during the period when a Loan is outstanding as Loan repayments.

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TERMINATION DUE TO EXCESSIVE DEBT

If total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will terminate without value.

EFFECT OF LOANS ON INVESTMENT VALUE

A Loan, whether or not repaid, will have a permanent effect on the Investment Value because the investment results of each Investment Division will apply only to the amount remaining in such Investment Divisions. The longer a Loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for Funds held in the Loan Account, your Investment Value will not increase as rapidly as it would have had no Loan been made. If the Investment Divisions earn less than the Loan Account, your Investment Value will be greater than it would have been had no Loan been made. Also, if not repaid, the aggregate amount of outstanding Debt will reduce the Death Proceeds and Cash Surrender Value.

LAPSE AND REINSTATEMENT
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LAPSE AND GRACE PERIOD

We provide a sixty-one (61) calendar day grace period, from the date we mail you notice that the Cash Surrender Value is insufficient to pay the charges due under the Certificate. Unless you have given us written notice of termination in advance of the date of termination of the Certificate, insurance will continue in force during this period. You will be liable to us for all unpaid charges due under the Certificate for the period that the Certificate remains in force.

In the event that total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will end without value.

REINSTATEMENT

Prior to the death of the Insured, and unless (i) the Policy is terminated or
(ii) the Certificate has been surrendered for cash, we may reinstate the Certificate prior to the Maturity Date, provided:

- you make your request within three (3) years of the date of lapse. Some states provide a longer period; and

- you submit satisfactory evidence of insurability to us.

We will not require evidence of insurability, if you reinstate your Certificate within one (1) month after the end of the 61-calendar day grace period, provided the Insured is alive.

To reinstate your Certificate, you must remit a premium payment large enough to keep the coverage under the Certificate in force for at least three (3) months following the date of reinstatement. The Face Amount of the reinstated Certificate cannot exceed the Face Amount at the time of lapse. The Investment Value on the reinstatement date will reflect:

- The Investment Value at the time of termination; plus

- Net Premiums attributable to premiums paid at the time of reinstatement.

Upon reinstatement, you must repay or carry over to the reinstated certificate any Debt at the time of termination.

TERMINATION OF POLICY
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The group policyholder or we may terminate participation in the Policy. The party initiating the termination must provide notice of such termination to each owner of record, at his or her last known address, at least fifteen (15) days prior to the date of termination. In the event of such termination, we will not accept any new enrollment forms for new Insureds on or after the date that we receive or send notice of discontinuance, whichever is applicable. In addition, we will not issue any new Certificates. If you discontinue premium payments, we will continue insurance coverage under the Certificate as long as the Cash Surrender Value is sufficient to cover the charges due. We will not continue the coverage under the Certificate beyond attained age 100 unless your Certificate includes the Maturity Date Extension Rider. Attained age means the Insured's age on the birthday nearest to the Coverage Date plus the period since the Coverage Date. In addition, we will not continue any optional benefit rider beyond the Certificate's date of termination. If the Policy is discontinued or amended to discontinue the eligible class to which an Insured belongs (and if the coverage on the Insured is not transferred to another insurance carrier), any Certificate then in effect will remain in force under the discontinued Policy, provided you have not canceled or surrendered it, subject to our qualifications then in effect. You will then pay Certificate premiums directly to us.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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CONTRACT LIMITATIONS

PARTIAL WITHDRAWALS

We limit you to twelve (12) partial withdrawals per Coverage Year.

TRANSFERS OF ACCOUNT VALUE

We reserve the right to limit the size of transfers and remaining balances and to limit the number and frequency of transfers among the Investment Divisions.

FACE AMOUNT INCREASES OR DECREASES

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one (1) in any twelve (12) month period.

VALUATION OF PAYMENTS AND TRANSFERS

We value the Certificate on every Valuation Day. We will generally pay Death Proceeds, Cash Surrender Values, partial withdrawals, and Loan amounts attributable to the Investment Divisions within seven (7) calendar days after we receive all the information needed to process the payment unless the New York Stock Exchange is closed for some reason other than a regular holiday or Weekend, trading is restricted by the Securities and Exchange Commission ("SEC") or the SEC declares that an emergency exists.

DEFERRAL OF PAYMENTS

We may defer payment of any Cash Surrender Values, withdrawals and loan amounts that are not attributable to the Investment Divisions for up to six (6) months from the date of the request. If we defer payment for more than thirty (30) days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT
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MODIFICATION OF POLICY

The only way we may modify the policy is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS

We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE
SEPARATE ACCOUNT

We may modify the operation of the Separate Account to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES

Currently, we do not make a charge to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. In the future, we may begin to charge the Separate Account for federal, state and local taxes if the applicable federal, state or local tax laws that impose tax on us and/or the Separate Account change. We may make charges for other taxes that are imposed on the Separate Account.

SUPPLEMENTAL BENEFITS
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The following supplemental benefit will automatically be included in a Certificate, subject to current restrictions, limitations and state approval, unless you notify us in writing that you do not want it.

MATURITY DATE EXTENSION RIDER

We will extend the Maturity Date (the date on which the Certificate will mature), to the date of death of the Insured. Certain death benefit and premium restrictions apply. See "Federal Tax Considerations."

OTHER MATTERS
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REDUCED CHARGES FOR ELIGIBLE GROUPS

We may reduce or eliminate certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) for Policies issued in connection with a specific plan, in accordance with our current internal policies as of the date we approve the application for a policy. We determine eligibility for reduction in charges and the amount of any reduction by a number of factors, including:

- the size of the plan;

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- the expected number of participants;

- the anticipated premium payment from the plan;

- the nature of the group; and

- any other circumstances that are rationally related to the expected reduction in expenses.

We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

OUR RIGHTS

We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. We will take these actions in accordance with applicable laws (including obtaining any required approval of the Securities and Exchange Commission). If necessary, we will seek your approval.

Specifically, we reserve the right to:

- Add or remove any Investment Division;

- Create new separate accounts;

- Combine the Separate Account with one or more other separate accounts;

- Operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

- Deregister the Separate Account under the 1940 Act;

- Manage the Separate Account under the direction of a committee or discharge such committee at any time;

- Transfer the assets of the Separate Account to one or more other separate accounts; and

- Restrict or eliminate any of your voting rights or of any other persons who have voting rights as to the Separate Account.

We also reserve the right to change the name of the Separate Account.

LIMIT ON RIGHT TO CONTEST

We may not contest the validity of the Certificate after it has been in effect during the Insured's lifetime for two (2) years from the effective date of coverage. If we reinstate the Certificate, the 2-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for 2 years from its effective date. In addition, if the Insured commits suicide in the 2-year period, or such period as specified in state law, the death benefit payable will be limited to the premiums paid less any outstanding Debt and partial withdrawals.

MISSTATEMENT AS TO AGE OR SEX

If the age or sex of the Insured is incorrectly stated, we will appropriately adjust the amount of all benefits payable, as specified in the Certificate.

ASSIGNMENT

The Certificate may be assigned as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. You must file proof of interest with any claim under a collateral assignment.

DIVIDENDS

No dividends will be paid under the Certificates.

FINANCIAL STATEMENTS

Financial statements of the Registrant and Depositor may be found in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or write to us at:

    Hartford Life Private Placement
    (formerly named "International
    Corporate Marketing Group")
    Attn: Registered Products
    100 Campus Drive, Suite 250
    Florham Park, NJ 07932

FEDERAL TAX CONSIDERATIONS
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INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations,

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
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rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Investment Divisions) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Certificate.

We do not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon these expectations, no charge is currently being made to the Separate Account for federal income taxes. If we incur income taxes attributable to the Separate Account or determine that such taxes will be incurred, we may assess a charge for taxes against the Separate Account.

INCOME TAXATION OF CERTIFICATE BENEFITS -- GENERALLY

For federal income tax purposes, the Certificates should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is generally excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the
Section 7702 standards.

There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe its method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.

During the first fifteen policy years, an "income first" rule generally applies to any distribution of cash that is required under Code Section 7702 because of a reduction in benefits under the Certificate.

We also believe that any Loan received under a Certificate will be treated as Debt of the Owner, and that no part of any Loan under a Certificate will constitute income to the Owner unless the policy is a modified endowment contract. A surrender or assignment of the Certificate may have tax consequences depending upon the circumstances. Owners should consult qualified tax advisers concerning the effect of such transactions.

There is a risk that the IRS could contend that certain Preferred Policy Loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable.

Federal, state, and local estate tax, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each Owner or Beneficiary.

The Maturity Date Extension Rider allows an Owner to extend the Maturity Date to the date of the death of the Insured. Although we believe that the Certificate will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, due to the lack of specific guidance on this issue, this result is not certain. If the Certificate is not treated as a life insurance contract for federal income tax purposes after the Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

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TAX DEFERRAL DURING ACCUMULATION PERIOD

Under existing provisions of the Code, except as described below, any increase in an Owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loans or other amounts deemed to be received) from the Policy constitute income to the Policy Owner depends, in part, upon whether the Policy is considered a modified endowment policy for federal income tax purposes, as described below.

MODIFIED ENDOWMENT CONTRACTS

Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in
Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of a life insurance contract, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).

A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within any seven-year test period, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).

All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.

Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.

We have instituted procedures to monitor whether a policy may become classified as a MEC.

ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES

ESTATE TAX -- GENERALLY

When the Insured dies, the Death Proceeds will generally be includable in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includable in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.

GENERATION SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
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issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

DIVERSIFICATION REQUIREMENTS

The Code requires that investments supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a policy is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.

OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT

In order for a variable life insurance contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). More specifically, Rev. Rul. 2003-92 extended this "public availability" doctrine to interests in a non-registered limited partnership that are not publicly traded but are available directly to qualified buyers through private placements (as well as through variable contracts), holding that such limited partnership interests should be treated as owned directly by a variable contract owner (and not by the insurer). By contrast, where such limited partnership interests are available exclusively through the purchase of a variable insurance contract, Rev. Rul. 2003-92 held that such investment assets should be treated as owned by the insurer (and not by the contract owner). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

FEDERAL INCOME TAX WITHHOLDING

If any amounts are (or are deemed to be) current taxable income to the Owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to Section 3405 of the Internal Revenue Code.

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES

If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.

LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers who are U.S. Citizens or residents. Purchasers who are not U.S. citizens or residents will generally be subject to U.S. federal income withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence.

PERFORMANCE RELATED INFORMATION
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The Separate Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's past performance only and is no indication of future performance.

Each Investment Division may include total return in advertisements, sales literature, and other promotional materials. When an Investment Division advertises its total return, it will usually be calculated for one year, three years, five years, and ten years or some other relevant periods if the Investment Division has not been in existence for at least ten years. Total return may also be calculated for the most recent fiscal quarter and for the period since underlying fund inception. Total return is measured by comparing the value of an investment in the Investment Division at the beginning of the relevant period to the value of the investment at the end of the period.

If applicable, the Investment Divisions may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the Certificate charges described below.

The Investment Division investing in the Hartford Money Market HLS Fund may advertise yield and effective yield. The yield of an Investment Division is based upon the income earned by the Investment Division over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly, but when annualized, the income earned by the investment is assumed to be reinvested in Division units and thus compounded in the course of a 52-week period. Yield reflects the Certificate charges described below.

Total return for an Investment Division includes deductions for the maximum sales load charge, mortality and expense risk charge, DAC tax charge, and the administrative expense charge, and is therefore lower than total return at the Portfolio level, where there are no comparable charges. The performance results do not reflect the cost of insurance or any state or local premium taxes. If these charges were included, the total return figures would be lower. Total return may also be calculated to include deductions for Separate Account charges, but not include deductions for the sales load charge, DAC tax charge or any state or local premium taxes. If reflected, the total return figures would reduce the performance quoted. Yield for an Investment Division includes all recurring charges (except sales charges) and is therefore lower than yield at the Portfolio level, where there are no comparable charges.

We may provide information on various topics to current and prospective owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), plan and trust arrangements, the advantages and disadvantages of investing in tax-advantaged and taxable instruments, current and prospective owner profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and investment alternatives, including comparisons between the Certificates and the characteristics of and market for such alternatives.

LEGAL PROCEEDINGS
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There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
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related issues. The Hartford, which includes Hartford Life Insurance Company and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.

The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The funds are available for purchase by the separate accounts of different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between sub-accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners is limited. The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to the Company's group annuity products. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, the SEC and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigations related to market timing and directed brokerage. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on The Hartford's consolidated results of operations or cash flows in particular quarterly or annual periods, but The Hartford does not expect any such action to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.

In addition, The Hartford has been served with five putative national class actions, now consolidated into a single putative class action, IN RE HARTFORD MUTUAL FUNDS FEE LITIGATION, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in The Hartford's Retail Funds and "derivative claims" on behalf of the Retail Funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors in the Retail Funds, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the Retail Funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all Retail Fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the Retail Funds themselves and the directors of the Retail Funds, who also serve as directors of the funds. This litigation is not expected to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.

32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: A unit of measure we use to calculate the value of an Investment Division.

CASH SURRENDER VALUE: The Cash Value, minus Debt, minus accrued charges that we have not deducted.

CASH VALUE: The Investment Value plus the Loan Account Value.

CERTIFICATE: The form evidencing and describing your rights, benefits, and options under the Policy. The Certificate will describe, among other things,
(i) the benefits payable upon the death of the named Insured, (ii) to whom the benefits are payable and (iii) the limits and other terms of the Policy as they pertain to the Insured.

CERTIFICATE ANNIVERSARY: An anniversary of the Coverage Date.

COVERAGE DATE: The date insurance under the Certificate is effective as to an Insured and from which we determine Coverage Months and Coverage Years.

COVERAGE MONTH(S): The 1-month period and each successive 1-month period following the Coverage Date.

COVERAGE YEAR(S): The 12-month period and each successive 12-month period following the Coverage Date.

CUSTOMER SERVICE CENTER: The service area of Hartford Life and Annuity Insurance Company located at 100 Campus Drive, Suite 250, Florham Park, New Jersey 07932.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the death benefit minus any outstanding Debt plus any rider benefits payable.

DEBT: The aggregate amount of outstanding Loans, plus any interest accrued at the adjustable loan interest rate.

FACE AMOUNT: The minimum death benefit as long as the Certificate is in force. We specify the Face Amount you chose on your Certificate. We may change the Face Amount after certificate issuance on your request or due to a change in death benefit option or a partial withdrawal.

FUNDS: The underlying investment vehicles for the Separate Account. Each Fund is a registered management investment company, and may be divided into series of Portfolios.

HARTFORD OR US OR WE OR OUR: Hartford Life and Annuity Insurance Company.

INSURED: The person on whose life we issue the Certificate. We identify the Insured in the Certificate.

INVESTMENT DIVISION: A separate division of the Separate Account which invests exclusively in the shares of a specified Portfolio of a Fund.

INVESTMENT VALUE: The sum of the values of assets in the Investment Divisions under the Certificate.

LOAN: Any amount borrowed against the Investment Value under the Certificate.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Investment Divisions for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

LOAN ACCOUNT VALUE: The amounts of the Investment Value transferred to (or from) our general account to secure Loans, plus interest accrued at the daily equivalent of an annual rate equal to the adjustable loan interest rate actually charged, reduced by not more than 1%.

MATURITY DATE: The date on which your Certificate matures and your Certificate terminates.

MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Investment Value on the Processing Date.

NET PREMIUM: The amount of premium credited to the Investment Divisions.

PORTFOLIO: A division or series of a Fund that serves as the underlying investment vehicle of an Investment Division of the Separate Account. Each Investment Division purchases shares of a Portfolio of a Fund.

PROCESSING DATE(S): The day(s) on which we deduct charges from the Investment Value. The first Processing Date is the Coverage Date. There is a Processing Date each month. Later Processing Dates are on the same calendar day as the Coverage Date, or on the last day of any month which has no such calendar date.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE INSURANCE AMOUNT: The Cash Value multiplied by the applicable variable insurance factor provided in the Certificate.

YOU OR YOUR: The person or legal entity designated as the owner in the enrollment form or as subsequently changed. This person or legal entity may be someone other than the Insured. You possess all rights under the Policy with respect to the Certificate.

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WHERE YOU CAN FIND MORE INFORMATION

You can call your representative or us at 1-800-854-3384 with questions or to receive a copy of the Statement of Additional Information, free of charge, or write to us at:

       Hartford Life Private Placement
       (formerly named "International Corporate Marketing Group")
       Attn: Registered Products
       100 Campus Drive, Suite 250
       Florham Park, NJ 07932

The Statement of Additional Information contains more information about this life insurance policy. Like this prospectus, it is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it. You can contact your representative for a personalized illustration of policy fees and charges, free of charge.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 450 Fifth Street, NW, Washington, DC 20549-0102. Please call the SEC at 202-942-8090 for further information. Copies of reports or other information filed with the SEC may be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Section. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

811-07387

                                    PART B

STATEMENT OF ADDITIONAL INFORMATION
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OMNISOURCE-REGISTERED TRADEMARK-
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-854-3384.

DATE OF PROSPECTUS: MAY 2, 2005
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 2, 2005

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TABLE OF CONTENTS

                                                                         PAGE
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 GENERAL INFORMATION AND HISTORY                                          3
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 SERVICES                                                                 3
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 EXPERTS                                                                  3
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 DISTRIBUTION OF THE POLICIES                                             3
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 ADDITIONAL INFORMATION ABOUT CHARGES                                     5
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 PERFORMANCE DATA                                                         5
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 FINANCIAL STATEMENTS                                                    SA-1
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STATEMENT OF ADDITIONAL INFORMATION                                            3
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GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE was established as a separate account under Connecticut law on October 9, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
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SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Investment Divisions.

EXPERTS
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The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 29, 2005 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2005, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

DISTRIBUTION OF THE POLICIES
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Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2004: $33,760,690; 2003:
$36,950,720.77; and 2002: $42,906,757. HESCO did not retain any of these underwriting commissions.

HESCO enters into sales agreements with registered broker-dealers. The policies are sold by salespersons who represent Hartford as insurance agents and who are registered representatives ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.

Broker-Dealers are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation consists of commissions.

We pay commission that vary with the sales agreement and associated commission schedules. During the first Policy Year, the most common commission we pay is 6% of the premium paid. The maximum commission that we pay for premium paid

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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the First Policy Year is 10%. In Policy Years 2 and later, the most common commission we pay is 6% of premiums paid. The maximum is 10%.

Your Sales Representative typically receives a portion of the compensation that is payable to his or her Broker-Dealer in connection with the policy, depending on the agreement between your Sales Representative and his or her firm. Hartford is not involved in determining the compensation of your Sales Representative. That compensation arrangement may present its own incentives or conflicts. A Sales Representative may be required to return all or a portion of the commissions paid if the policy terminates prior to the Policy's first Policy Anniversary. You may ask your Sales Representative how he/she will personally be compensated for the transaction.

ADDITIONAL INFORMATION ABOUT CHARGES
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SALES CHARGE -- The Current sales charge is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum sales charge is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.

Sales charges cover the expenses related to the sale and distribution of the Certificates.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) may be reduced for certain sales of the Certificates. To qualify for this reduction, a plan must satisfy certain criteria as to, for example, the expected number of owners and the anticipated Face Amount of all Certificates under the plan. Generally, the sales contacts and effort and administrative costs per Certificate vary based on such factors as the size of the plan, the purpose for which the Certificates are purchased and certain characteristics of the plan's members. From time to time, we may modify on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Certificate Owners invested in ICMG Registered Variable Life Separate Account One.

UNDERWRITING PROCEDURES -- To purchase a Certificate you must submit an enrollment form to us. Within limits, you may choose the initial Premium and the initial Face Amount. Certificates generally will be issued only on the lives of insureds ages 79 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. No change in the terms or conditions of a Certificate will be made without your consent.

The cost of insurance charge is to cover our anticipated mortality costs. We use various underwriting procedures, including medical underwriting procedures, depending on the characteristics of the group to which the Policies are issued. The current cost of insurance rates for standard risks may be equal to or less than the 1980 Commissioners Standard Ordinary Mortality Table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. The use of simplified underwriting and guaranteed issue procedures may result in the cost of insurance charges being higher for some individuals than if medical underwriting procedures were used.

Cost of insurance rates are based on the age, sex (except where unisex rates apply), and rate class of the Insured and group mortality characteristics and the particular characteristics (such as the rate class structure) under the Policy that are agreed to by Hartford and the employer. The actual monthly cost of insurance rates will be based on our expectations as to future experience. We will determine the cost of insurance rate at the start of each Coverage Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

The rate class of an Insured affects the cost of insurance rate. Hartford and the employer will agree to the number of classes and characteristics of each class. The classes may vary by smokers and nonsmokers, active and retired status, preferred and standard and/or any other nondiscriminatory classes agreed to by the employer. Where smoker and non-smoker divisions are provided, an Insured who is in the nonsmoker division of a rate class will have a lower cost of insurance than an Insured in the smoker division of the same rate class, even if each Insured has an identical Certificate.

Because the Cash Value and the Death Benefit Amount under a Certificate may vary from month to month, the cost of insurance charge may also vary on each Processing Date.

INCREASES IN FACE AMOUNT -- At any time after purchasing a Certificate, You may request In Writing to change the Face Amount. In most cases, the minimum Face Amount of the Certificate is $50,000.

All requests to increase the Face Amount must be applied for on a new enrollment form. All requests will be subject to evidence of insurability satisfactory to Us and subject to Our rules then in effect. Any increase approved by Us will be effective on the Processing Date following the date We approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will increase as a result of the increase in Face Amount. We reserve the right to limit the number of increases made under the Certificate to not more than one in any 12 month period.

STATEMENT OF ADDITIONAL INFORMATION                                            5
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PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the Certificate. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your Certificate. These are charges and fees such as the sales charge, premium tax charge, deferred acquisition cost tax charge, partial withdrawal fee, cost of insurance charges, mortality and expense risk charge, administrative charge, and rider charges. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these Certificate charges will have a significant impact on your Certificate's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Certificate's performance, you should obtain a personalized illustration based on historical Fund performance from your representative.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of quarterly, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
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TO THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE AND THE
BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual sub-accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account One (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2004, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts constituting the Hartford Life and Annuity Insurance Company Separate Account One as of December 31, 2004, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Hartford, Connecticut
February 24, 2005

_____________________________________ SA-1 _____________________________________

 SEPARATE ACCOUNT ONE
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                            EVERGREEN VA    EVERGREEN VA  EVERGREEN VA
                           FOUNDATION FUND      FUND      GROWTH FUND
                             SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  ------------  ------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --              --            --
      Class IB...........       --              --            --
      Other class........       164,876         32,488        111,123
                             ==========       ========     ==========
    Cost:
      Class IA...........       --              --            --
      Class IB...........       --              --            --
      Other class........    $1,985,524       $379,249     $1,188,589
                             ==========       ========     ==========
    Market Value:
    Class IA.............       --              --            --
    Class IB.............       --              --            --
    Other class..........    $2,265,397       $422,018     $1,533,499
  Due from Hartford
   Life & Annuity
   Insurance Company.....       --               3,659        --
  Receivable from fund
   shares sold...........        89,843         --            --
  Other assets...........       --              --            --
                             ----------       --------     ----------
  Total Assets...........     2,355,240        425,677      1,533,499
                             ----------       --------     ----------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............        89,843         --                 68
  Payable for fund shares
   purchased.............       --               3,659        --
  Other liabilities......            10         --                 14
                             ----------       --------     ----------
  Total Liabilities......        89,853          3,659             82
                             ----------       --------     ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $2,265,387       $422,018     $1,533,417
                             ==========       ========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                           EVERGREEN VA                  EVERGREEN VA    EVERGREEN VA   EVERGREEN VA
                           INTERNATIONAL  EVERGREEN VA  SPECIAL VALUES  SPECIAL EQUITY   GROWTH AND   HARTFORD ADVISERS
                            EQUITY FUND    OMEGA FUND        FUND            FUND       INCOME FUND       HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           -------------  ------------  --------------  --------------  ------------  -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      --             --             --             --              --            202,986,832
      Class IB...........      --             --             --             --              --             44,012,939
      Other class........      443,594        176,993        266,673         80,203         152,671         --
                            ==========     ==========     ==========       ========      ==========    ==============
    Cost:
      Class IA...........      --             --             --             --              --         $4,302,201,728
      Class IB...........      --             --             --             --              --            983,459,060
      Other class........   $4,709,157     $2,455,172     $3,525,347       $793,296      $2,263,331         --
                            ==========     ==========     ==========       ========      ==========    ==============
    Market Value:
    Class IA.............      --             --             --             --              --         $4,677,469,013
    Class IB.............      --             --             --             --              --          1,019,865,212
    Other class..........   $5,598,158     $2,867,285     $4,349,436       $915,917      $2,528,239         --
  Due from Hartford
   Life & Annuity
   Insurance Company.....        5,233        --              15,066            645         --              --
  Receivable from fund
   shares sold...........      --              19,095        --             --                  124         3,762,362
  Other assets...........           12              3              4        --              --                 10,175
                            ----------     ----------     ----------       --------      ----------    --------------
  Total Assets...........    5,603,403      2,886,383      4,364,506        916,562       2,528,363     5,701,106,762
                            ----------     ----------     ----------       --------      ----------    --------------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............      --              19,095        --             --                  124         3,762,362
  Payable for fund shares
   purchased.............        5,233        --              15,066            645         --              --
  Other liabilities......      --             --             --                   4              12         --
                            ----------     ----------     ----------       --------      ----------    --------------
  Total Liabilities......        5,233         19,095         15,066            649             136         3,762,362
                            ----------     ----------     ----------       --------      ----------    --------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $5,598,170     $2,867,288     $4,349,440       $915,913      $2,528,227    $5,697,344,400
                            ==========     ==========     ==========       ========      ==========    ==============

                                            HARTFORD CAPITAL
                            HARTFORD BOND   APPRECIATION HLS
                              HLS FUND            FUND
                             SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      82,743,978        94,863,226
      Class IB...........      51,649,764        31,163,887
      Other class........        --               --
                           ==============    ==============
    Cost:
      Class IA...........  $  919,313,456    $3,904,670,799
      Class IB...........     609,980,505     1,274,544,317
      Other class........        --               --
                           ==============    ==============
    Market Value:
    Class IA.............  $  988,200,819    $5,068,707,691
    Class IB.............     612,357,434     1,657,439,192
    Other class..........        --               --
  Due from Hartford
   Life & Annuity
   Insurance Company.....         702,263         2,083,695
  Receivable from fund
   shares sold...........        --               --
  Other assets...........        --                   5,997
                           --------------    --------------
  Total Assets...........   1,601,260,516     6,728,236,575
                           --------------    --------------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............        --               --
  Payable for fund shares
   purchased.............         702,263         2,083,696
  Other liabilities......             260         --
                           --------------    --------------
  Total Liabilities......         702,523         2,083,696
                           --------------    --------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $1,600,557,993    $6,726,152,879
                           ==============    ==============

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                           HARTFORD DIVIDEND                  HARTFORD GLOBAL
                            AND GROWTH HLS    HARTFORD FOCUS   ADVISERS HLS
                                 FUND            HLS FUND          FUND
                              SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           -----------------  --------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      134,478,366       3,425,724       19,440,196
      Class IB...........       47,760,509       3,440,310        5,935,752
      Other class........        --                --              --
                            ==============     ===========     ============
    Cost:
      Class IA...........   $2,336,647,078     $32,989,903     $223,373,036
      Class IB...........      835,289,799      30,766,443       66,008,802
      Other class........        --                --              --
                            ==============     ===========     ============
    Market Value:
    Class IA.............   $2,800,591,714     $34,884,298     $243,546,887
    Class IB.............      991,416,562      34,856,414       73,813,082
    Other class..........        --                --              --
  Due from Hartford
   Life & Annuity
   Insurance Company.....          946,249         --               132,542
  Receivable from fund
   shares sold...........        --                    878         --
  Other assets...........        --                     38         --
                            --------------     -----------     ------------
  Total Assets...........    3,792,954,525      69,741,628      317,492,511
                            --------------     -----------     ------------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............        --                    878         --
  Payable for fund shares
   purchased.............          946,249         --               132,542
  Other liabilities......              940         --                   417
                            --------------     -----------     ------------
  Total Liabilities......          947,189             878          132,959
                            --------------     -----------     ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $3,792,007,336     $69,740,750     $317,359,552
                            ==============     ===========     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                            HARTFORD GLOBAL                                                       HARTFORD
                           HARTFORD GLOBAL     FINANCIAL                      HARTFORD GLOBAL  HARTFORD GLOBAL   DISCIPLINED
                           COMMUNICATIONS    SERVICES HLS    HARTFORD GLOBAL    LEADERS HLS    TECHNOLOGY HLS      EQUITY
                              HLS FUND           FUND        HEALTH HLS FUND       FUND             FUND          HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  ---------------  ---------------  ---------------  -------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      1,183,678        1,142,121        8,369,525       22,927,729        8,487,994      32,100,811
      Class IB...........      1,174,198        1,485,869        5,852,174       11,861,085        7,265,587      18,636,364
      Other class........       --               --               --               --               --               --
                             ===========      ===========     ============     ============      ===========    ============
    Cost:
      Class IA...........    $ 6,785,931      $10,327,936     $111,815,279     $393,855,517      $67,942,511    $398,133,911
      Class IB...........      6,623,020       12,803,678       80,318,554      182,217,115       36,008,786     202,970,877
      Other class........       --               --               --               --               --               --
                             ===========      ===========     ============     ============      ===========    ============
    Market Value:
    Class IA.............    $10,461,605      $12,386,592     $141,603,328     $422,139,724      $41,955,493    $385,735,192
    Class IB.............     10,316,818       16,039,762       98,203,141      217,282,351       35,566,239     222,418,789
    Other class..........       --               --               --               --               --               --
  Due from Hartford
   Life & Annuity
   Insurance Company.....       --               --               --                497,890         --               572,632
  Receivable from fund
   shares sold...........          2,464            7,006          127,298         --                 67,277         --
  Other assets...........       --               --               --                  1,492              287             851
                             -----------      -----------     ------------     ------------      -----------    ------------
  Total Assets...........     20,780,887       28,433,360      239,933,767      639,921,457       77,589,296     608,727,464
                             -----------      -----------     ------------     ------------      -----------    ------------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............          2,464            7,006          127,298         --                 67,277         --
  Payable for fund shares
   purchased.............       --               --               --                497,890         --               572,632
  Other liabilities......            103               56              258         --               --               --
                             -----------      -----------     ------------     ------------      -----------    ------------
  Total Liabilities......          2,567            7,062          127,556          497,890           67,277         572,632
                             -----------      -----------     ------------     ------------      -----------    ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........    $20,778,320      $28,426,298     $239,806,211     $639,423,567      $77,522,019    $608,154,832
                             ===========      ===========     ============     ============      ===========    ============


                                            HARTFORD GROWTH
                           HARTFORD GROWTH   OPPORTUNITIES
                              HLS FUND         HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT
                           ---------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........     13,914,894        3,899,986
      Class IB...........     11,496,364        3,499,917
      Other class........       --               --
                            ============     ============
    Cost:
      Class IA...........   $150,645,627     $ 88,112,864
      Class IB...........    122,194,396       76,141,908
      Other class........       --               --
                            ============     ============
    Market Value:
    Class IA.............   $173,459,671     $107,741,399
    Class IB.............    142,334,670       96,054,174
    Other class..........       --               --
  Due from Hartford
   Life & Annuity
   Insurance Company.....        222,696          786,676
  Receivable from fund
   shares sold...........       --               --
  Other assets...........            786              149
                            ------------     ------------
  Total Assets...........    316,017,823      204,582,398
                            ------------     ------------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............       --               --
  Payable for fund shares
   purchased.............        222,696          786,676
  Other liabilities......       --               --
                            ------------     ------------
  Total Liabilities......        222,696          786,676
                            ------------     ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $315,795,127     $203,795,722
                            ============     ============

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                                               HARTFORD
                                                            INTERNATIONAL
                                                               CAPITAL
                           HARTFORD HIGH   HARTFORD INDEX  APPRECIATION HLS
                           YIELD HLS FUND     HLS FUND           FUND
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  --------------  ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........     24,294,756      19,493,720       10,166,700
      Class IB...........     23,028,672       4,958,536        9,093,067
      Other class........       --              --               --
                            ============    ============     ============
    Cost:
      Class IA...........   $231,894,175    $473,160,629     $104,381,175
      Class IB...........    214,392,165     141,930,333       89,621,583
      Other class........       --              --               --
                            ============    ============     ============
    Market Value:
    Class IA.............   $249,357,685    $627,058,371     $126,579,479
    Class IB.............    234,192,363     158,772,002      112,439,930
    Other class..........       --              --               --
  Due from Hartford
   Life & Annuity
   Insurance Company.....        146,129        --                535,731
  Receivable from fund
   shares sold...........       --               221,432         --
  Other assets...........          1,268        --                    216
                            ------------    ------------     ------------
  Total Assets...........    483,697,445     786,051,805      239,555,356
                            ------------    ------------     ------------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............       --               221,432         --
  Payable for fund shares
   purchased.............        146,129        --                535,731
  Other liabilities......       --                   952         --
                            ------------    ------------     ------------
  Total Liabilities......        146,129         222,384          535,731
                            ------------    ------------     ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $483,551,316    $785,829,421     $239,019,625
                            ============    ============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                             HARTFORD       HARTFORD                                                           HARTFORD
                           INTERNATIONAL  INTERNATIONAL                                    HARTFORD MONEY      MORTGAGE
                           SMALL COMPANY  OPPORTUNITIES  HARTFORD MIDCAP  HARTFORD MIDCAP  MARKET HLS FUND  SECURITIES HLS
                             HLS FUND       HLS FUND        HLS FUND      VALUE HLS FUND     SUB-ACCOUNT         FUND
                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT    (A)(B)(C)(D)(E)   SUB-ACCOUNT
                           -------------  -------------  ---------------  ---------------  ---------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........     3,120,879     45,758,654      28,429,439       33,567,004      288,623,932       17,189,010
      Class IB...........     3,254,276     16,724,870       2,618,720       25,689,294      155,145,225       12,171,792
      Other class........       --             --             --               --               --               --
                           ============   ============    ============     ============     ============     ============
    Cost:
      Class IA...........  $ 37,082,092   $555,059,135    $507,372,594     $343,691,607     $288,623,932     $192,254,755
      Class IB...........    39,522,481    170,030,249      62,444,764      262,452,575      155,145,225      143,036,879
      Other class........       --             --             --               --               --               --
                           ============   ============    ============     ============     ============     ============
    Market Value:
    Class IA.............  $ 45,312,458   $542,554,000    $813,453,997     $475,153,462     $288,623,932     $201,233,669
    Class IB.............    46,925,137    197,775,144      74,427,281      361,690,158      155,145,225      141,312,747
    Other class..........       --             --             --               --               --               --
  Due from Hartford
   Life & Annuity
   Insurance Company.....       150,135        332,695        --               --                664,460         --
  Receivable from fund
   shares sold...........       --             --              270,086          544,063         --                236,237
  Other assets...........            31            138        --               --                  1,110              184
                           ------------   ------------    ------------     ------------     ------------     ------------
  Total Assets...........    92,387,761    740,661,977     888,151,364      837,387,683      444,434,727      342,782,837
                           ------------   ------------    ------------     ------------     ------------     ------------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............       --             --              270,086          544,063         --                236,237
  Payable for fund shares
   purchased.............       150,135        332,695        --               --                664,460         --
  Other liabilities......       --             --                1,420               58         --               --
                           ------------   ------------    ------------     ------------     ------------     ------------
  Total Liabilities......       150,135        332,695         271,506          544,121          664,460          236,237
                           ------------   ------------    ------------     ------------     ------------     ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $ 92,237,626   $740,329,282    $887,879,858     $836,843,562     $443,770,267     $342,546,600
                           ============   ============    ============     ============     ============     ============


                           HARTFORD SMALL     HARTFORD
                            COMPANY HLS    SMALLCAP GROWTH
                                FUND          HLS FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........     25,659,124       7,206,616
      Class IB...........      9,295,641       8,318,980
      Other class........       --              --
                            ============    ============
    Cost:
      Class IA...........   $347,000,870    $120,258,401
      Class IB...........    119,728,644     137,588,439
      Other class........       --              --
                            ============    ============
    Market Value:
    Class IA.............   $416,984,708    $146,013,248
    Class IB.............    149,275,621     168,147,388
    Other class..........       --              --
  Due from Hartford
   Life & Annuity
   Insurance Company.....       --             1,026,843
  Receivable from fund
   shares sold...........        401,956        --
  Other assets...........       --                   425
                            ------------    ------------
  Total Assets...........    566,662,285     315,187,904
                            ------------    ------------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............        401,956        --
  Payable for fund shares
   purchased.............       --             1,026,843
  Other liabilities......          1,426        --
                            ------------    ------------
  Total Liabilities......        403,382       1,026,843
                            ------------    ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $566,258,903    $314,161,061
                            ============    ============

(a) Effective August 27, 2004, First American International Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.
(b) Effective August 27, 2004, First American Large Cap Growth Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.
(c) Effective August 27, 2004, First American Mid Cap Growth Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.
(d) Effective August 27, 2004, First American Small Cap Growth Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.
(e) Effective August 27, 2004, First American Technology Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                            HARTFORD U.S.
                                              GOVERNMENT
                           HARTFORD STOCK   SECURITIES HLS  HARTFORD VALUE
                              HLS FUND           FUND          HLS FUND
                             SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  --------------  --------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      57,135,686      17,920,721       9,489,536
      Class IB...........      11,098,018      20,175,455       9,033,723
      Other class........        --              --              --
                           ==============    ============    ============
    Cost:
      Class IA...........  $2,420,627,309    $198,017,391    $ 87,744,786
      Class IB...........     499,140,722     227,434,817      78,985,044
      Other class........        --              --              --
                           ==============    ============    ============
    Market Value:
    Class IA.............  $2,612,478,849    $201,475,497    $101,785,270
    Class IB.............     506,001,294     225,860,188      96,414,314
    Other class..........        --              --              --
  Due from Hartford
   Life & Annuity
   Insurance Company.....        --               401,549         119,333
  Receivable from fund
   shares sold...........         582,583        --              --
  Other assets...........           3,899        --                   244
                           --------------    ------------    ------------
  Total Assets...........   3,119,066,625     427,737,234     198,319,161
                           --------------    ------------    ------------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............         582,583        --              --
  Payable for fund shares
   purchased.............        --               401,549         119,333
  Other liabilities......        --                   660        --
                           --------------    ------------    ------------
  Total Liabilities......         582,583         402,209         119,333
                           --------------    ------------    ------------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........  $3,118,484,042    $427,335,025    $198,199,828
                           ==============    ============    ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                                                           MERRILL LYNCH
                           HARTFORD VALUE                   MERRILL LYNCH    LARGE CAP
                           OPPORTUNITIES   HARTFORD EQUITY  GLOBAL GROWTH     GROWTH      JENNISON 20/20
                              HLS FUND     INCOME HLS FUND    V.I. FUND      V.I. FUND    FOCUS PORTFOLIO  JENNISON PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           --------------  ---------------  -------------  -------------  ---------------  ------------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........      4,346,856       6,018,520        --             --             --                --
      Class IB...........      3,872,634       1,666,884        --             --             --                --
      Other class........       --              --              139,018        392,081         23,866             43,905
                            ============     ===========     ==========     ==========       ========           ========
    Cost:
      Class IA...........   $ 64,260,804     $65,290,283        --             --             --                --
      Class IB...........     56,086,387      18,029,088        --             --             --                --
      Other class........       --              --           $1,529,302     $3,417,428       $228,203           $650,256
                            ============     ===========     ==========     ==========       ========           ========
    Market Value:
    Class IA.............   $ 78,957,587     $70,071,042        --             --             --                --
    Class IB.............     69,944,027      19,371,652        --             --             --                --
    Other class..........       --              --           $1,342,916     $3,905,125       $291,883           $788,976
  Due from Hartford
   Life & Annuity
   Insurance Company.....        174,988         333,312        --             --             --                --
  Receivable from fund
   shares sold...........       --              --                   54            174             14                 38
  Other assets...........              6        --                    6        --             --                --
                            ------------     -----------     ----------     ----------       --------           --------
  Total Assets...........    149,076,608      89,776,006      1,342,976      3,905,299        291,897            789,014
                            ------------     -----------     ----------     ----------       --------           --------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............       --              --                   54            174             14                 39
  Payable for fund shares
   purchased.............        174,988         333,312        --             --             --                --
  Other liabilities......       --                    28        --                   6        --                --
                            ------------     -----------     ----------     ----------       --------           --------
  Total Liabilities......        174,988         333,340             54            180             14                 39
                            ------------     -----------     ----------     ----------       --------           --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $148,901,620     $89,442,666     $1,342,922     $3,905,119       $291,883           $788,975
                            ============     ===========     ==========     ==========       ========           ========


                           PRUDENTIAL VALUE
                              PORTFOLIO
                             SUB-ACCOUNT
                           ----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --
      Class IB...........       --
      Other class........        33,645
                               ========
    Cost:
      Class IA...........       --
      Class IB...........       --
      Other class........      $504,659
                               ========
    Market Value:
    Class IA.............       --
    Class IB.............       --
    Other class..........      $670,877
  Due from Hartford
   Life & Annuity
   Insurance Company.....       --
  Receivable from fund
   shares sold...........            32
  Other assets...........       --
                               --------
  Total Assets...........       670,909
                               --------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............            31
  Payable for fund shares
   purchased.............       --
  Other liabilities......       --
                               --------
  Total Liabilities......            31
                               --------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $670,878
                               ========

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                              SP WILLIAM
                                BLAIR
                            INTERNATIONAL                       WELLS FARGO TOTAL
                           GROWTH PORTFOLIO  WELLS FARGO ASSET     RETURN BOND
                             SUB-ACCOUNT      ALLOCATION FUND         FUND
                                 (F)            SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  -----------------  -----------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --                 --                 --
      Class IB...........       --                 --                 --
      Other class........        70,791           3,113,449          1,894,088
                               ========         ===========        ===========
    Cost:
      Class IA...........       --                 --                 --
      Class IB...........       --                 --                 --
      Other class........      $348,707         $35,615,714        $19,838,379
                               ========         ===========        ===========
    Market Value:
    Class IA.............       --                 --                 --
    Class IB.............       --                 --                 --
    Other class..........      $479,258         $40,381,438        $19,092,409
  Due from Hartford
   Life & Annuity
   Insurance Company.....       --                 --                   37,982
  Receivable from fund
   shares sold...........            24               1,049           --
  Other assets...........       --                 --                 --
                               --------         -----------        -----------
  Total Assets...........       479,282          40,382,487         19,130,391
                               --------         -----------        -----------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............            25               1,049           --
  Payable for fund shares
   purchased.............       --                 --                   37,982
  Other liabilities......       --                       54              3,080
                               --------         -----------        -----------
  Total Liabilities......            25               1,103             41,062
                               --------         -----------        -----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........      $479,257         $40,381,384        $19,089,329
                               ========         ===========        ===========

(f) Formerly SP Jennison International Growth Portfolio Sub-Account. Change effective May 3, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                            WELLS FARGO   WELLS FARGO                 WELLS FARGO    WELLS FARGO   WELLS FARGO     WELLS FARGO
                           EQUITY INCOME  EQUITY VALUE  WELLS FARGO  INTERNATIONAL  LARGE COMPANY  MONEY MARKET       SMALL
                               FUND           FUND      GROWTH FUND   EQUITY FUND    GROWTH FUND       FUND      CAP GROWTH FUND
                            SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ------------  -----------  -------------  -------------  ------------  ---------------
ASSETS:
  Investments:
    Number of Shares:
      Class IA...........       --            --            --           --              --            --             --
      Class IB...........       --            --            --           --              --            --             --
      Other class........     1,276,909       274,643       85,092       775,451       3,171,330     4,441,490        586,796
                            ===========    ==========   ==========    ==========     ===========    ==========     ==========
    Cost:
      Class IA...........       --            --            --           --              --            --             --
      Class IB...........       --            --            --           --              --            --             --
      Other class........   $17,721,592    $2,030,792   $1,025,525    $5,400,943     $24,855,643    $4,441,489     $3,690,677
                            ===========    ==========   ==========    ==========     ===========    ==========     ==========
    Market Value:
    Class IA.............       --            --            --           --              --            --             --
    Class IB.............       --            --            --           --              --            --             --
    Other class..........   $20,851,919    $2,507,494   $1,188,734    $6,412,980     $28,161,412    $4,441,493     $4,606,351
  Due from Hartford
   Life & Annuity
   Insurance Company.....         1,180           539       --            36,048           1,559         2,058          8,883
  Receivable from fund
   shares sold...........       --            --               134       --              --            --             --
  Other assets...........            83       --            --                 3              37            17        --
                            -----------    ----------   ----------    ----------     -----------    ----------     ----------
  Total Assets...........    20,853,182     2,508,033    1,188,868     6,449,031      28,163,008     4,443,568      4,615,234
                            -----------    ----------   ----------    ----------     -----------    ----------     ----------
LIABILITIES:
  Due to Hartford Life &
   Annuity Insurance
   Company...............       --            --               134       --              --            --             --
  Payable for fund shares
   purchased.............         1,180           540       --            36,048           1,559         2,058          8,883
  Other liabilities......       --            --                 3       --              --            --                   5
                            -----------    ----------   ----------    ----------     -----------    ----------     ----------
  Total Liabilities......         1,180           540          137        36,048           1,559         2,058          8,888
                            -----------    ----------   ----------    ----------     -----------    ----------     ----------
NET ASSETS:
  For Variable Annuity
   Contract
   Liabilities...........   $20,852,002    $2,507,493   $1,188,731    $6,412,983     $28,161,449    $4,441,510     $4,606,346
                            ===========    ==========   ==========    ==========     ===========    ==========     ==========

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
DEFERRED ANNUITY CONTRACTS IN
 THE ACCUMULATION PERIOD:
Evergreen VA Foundation
 Fund -- Class I..............     1.45%       149,577   $ 0.918234  $       137,347
Evergreen VA Foundation
 Fund -- Class I..............     1.60%        70,824     0.911638           64,566
Evergreen VA Foundation
 Fund -- Class I..............     1.75%       165,778     0.908326          150,580
Evergreen VA Foundation
 Fund -- Class I..............     1.80%       985,853     0.904510          891,714
Evergreen VA Foundation
 Fund -- Class I..............     1.90%       151,483     0.903605          136,881
Evergreen VA Foundation
 Fund -- Class I..............     1.95%       812,344     0.903944          734,313
Evergreen VA Foundation
 Fund -- Class I..............     2.00%        56,073     0.900142           50,474
Evergreen VA Foundation
 Fund -- Class I..............     2.05%        14,505     0.899390           13,046
Evergreen VA Foundation
 Fund -- Class I..............     2.15%        96,408     0.896880           86,466
Evergreen VA Fund --
 Class I......................     1.40%        31,220     0.692405           21,617
Evergreen VA Fund --
 Class I......................     1.45%        43,830     0.691323           30,301
Evergreen VA Fund --
 Class I......................     1.60%       124,449     0.687007           85,497
Evergreen VA Fund --
 Class I......................     1.75%        68,828     0.684517           47,114
Evergreen VA Fund --
 Class I......................     1.80%        98,540     1.170473          115,338
Evergreen VA Fund --
 Class I......................     1.90%       103,877     1.169304          121,464
Evergreen VA Fund --
 Class I......................     2.20%           592     1.160019              687
Evergreen VA Growth Fund --
 Class I......................     1.25%       191,981     1.247480          239,492
Evergreen VA Growth Fund --
 Class I......................     1.40%        57,918     1.236950           71,642
Evergreen VA Growth Fund --
 Class I......................     1.45%       393,647     0.898012          353,499
Evergreen VA Growth Fund --
 Class I......................     1.60%        37,251     0.891532           33,211
Evergreen VA Growth Fund --
 Class I......................     1.65%        29,398     0.890989           26,194
Evergreen VA Growth Fund --
 Class I......................     1.75%       213,545     0.888301          189,692
Evergreen VA Growth Fund --
 Class I......................     1.80%       579,569     0.884559          512,663
Evergreen VA Growth Fund --
 Class I......................     1.90%         6,808     0.883672            6,016
Evergreen VA Growth Fund --
 Class I......................     1.95%        20,599     0.884029           18,210
Evergreen VA Growth Fund --
 Class I......................     2.00%        17,086     0.880321           15,041
Evergreen VA Growth Fund --
 Class I......................     2.05%        45,452     0.879575           39,978
Evergreen VA Growth Fund --
 Class I......................     2.15%        29,626     0.877128           25,986
Evergreen VA International
 Equity Fund -- Class I.......     1.25%       378,895     1.441267          546,089
Evergreen VA International
 Equity Fund -- Class I.......     1.40%       157,800     1.429088          225,510
Evergreen VA International
 Equity Fund -- Class I.......     1.45%       555,613     0.889844          494,409
Evergreen VA International
 Equity Fund -- Class I.......     1.60%       271,614     0.883448          239,956
Evergreen VA International
 Equity Fund -- Class I.......     1.65%        45,991     0.882915           40,606
Evergreen VA International
 Equity Fund -- Class I.......     1.70%        32,724     0.882163           28,868
Evergreen VA International
 Equity Fund -- Class I.......     1.75%       802,638     0.880236          706,511
Evergreen VA International
 Equity Fund -- Class I.......     1.80%     1,310,888     0.876537        1,149,042
Evergreen VA International
 Equity Fund -- Class I.......     1.90%     1,966,680     0.875655        1,722,133
Evergreen VA International
 Equity Fund -- Class I.......     1.95%       211,099     0.876001          184,923
Evergreen VA International
 Equity Fund -- Class I.......     2.00%        31,984     0.872306           27,900
Evergreen VA International
 Equity Fund -- Class I.......     2.05%        49,774     0.871588           43,383
Evergreen VA International
 Equity Fund -- Class I.......     2.15%        46,946     0.869161           40,804
Evergreen VA International
 Equity Fund -- Class I.......     2.20%       170,406     0.868724          148,036
Evergreen VA Omega Fund --
 Class I......................     1.40%       188,791     0.788151          148,797
Evergreen VA Omega Fund --
 Class I......................     1.45%     1,137,338     0.616739          701,441
Evergreen VA Omega Fund --
 Class I......................     1.60%        74,774     0.612280           45,783
Evergreen VA Omega Fund --
 Class I......................     1.65%       103,524     0.611904           63,347

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Evergreen VA Omega Fund --
 Class I......................     1.70%        19,797   $ 0.611387  $        12,103
Evergreen VA Omega Fund --
 Class I......................     1.75%       774,625     0.610061          472,569
Evergreen VA Omega Fund --
 Class I......................     1.80%     1,417,894     0.607503          861,375
Evergreen VA Omega Fund --
 Class I......................     1.90%       220,805     0.606898          134,006
Evergreen VA Omega Fund --
 Class I......................     1.95%       323,421     0.607121          196,356
Evergreen VA Omega Fund --
 Class I......................     2.00%        93,391     0.604571           56,461
Evergreen VA Omega Fund --
 Class I......................     2.05%        94,491     0.604061           57,078
Evergreen VA Omega Fund --
 Class I......................     2.15%        59,737     0.602370           35,984
Evergreen VA Omega Fund --
 Class I......................     2.20%       136,178     0.602067           81,988
Evergreen VA Special Values
 Fund -- Class I..............     1.25%         1,396     1.633806            2,281
Evergreen VA Special Values
 Fund -- Class I..............     1.40%       156,076     1.623611          253,407
Evergreen VA Special Values
 Fund -- Class I..............     1.45%       157,561     1.621012          255,409
Evergreen VA Special Values
 Fund -- Class I..............     1.60%        62,615     1.610949          100,870
Evergreen VA Special Values
 Fund -- Class I..............     1.65%        34,319     1.253457           43,017
Evergreen VA Special Values
 Fund -- Class I..............     1.70%        21,988     1.252410           27,538
Evergreen VA Special Values
 Fund -- Class I..............     1.75%       610,853     1.605098          980,479
Evergreen VA Special Values
 Fund -- Class I..............     1.80%       936,827     1.248674        1,169,791
Evergreen VA Special Values
 Fund -- Class I..............     1.90%       799,863     1.247433          997,776
Evergreen VA Special Values
 Fund -- Class I..............     1.95%       140,946     1.597366          225,143
Evergreen VA Special Values
 Fund -- Class I..............     2.00%        28,037     1.242658           34,840
Evergreen VA Special Values
 Fund -- Class I..............     2.05%        56,415     1.241623           70,046
Evergreen VA Special Values
 Fund -- Class I..............     2.15%        64,617     1.238135           80,004
Evergreen VA Special Values
 Fund -- Class I..............     2.20%        87,950     1.237521          108,840
Evergreen VA Special Equity
 Fund -- Class I..............     1.40%         4,959     0.904123            4,484
Evergreen VA Special Equity
 Fund -- Class I..............     1.45%        70,431     0.791569           55,751
Evergreen VA Special Equity
 Fund -- Class I..............     1.60%        42,068     0.785854           33,059
Evergreen VA Special Equity
 Fund -- Class I..............     1.75%       339,693     0.783014          265,984
Evergreen VA Special Equity
 Fund -- Class I..............     1.80%       402,411     0.779704          313,761
Evergreen VA Special Equity
 Fund -- Class I..............     1.90%       247,866     0.778922          193,068
Evergreen VA Special Equity
 Fund -- Class I..............     1.95%         3,903     0.779251            3,042
Evergreen VA Special Equity
 Fund -- Class I..............     2.00%        26,939     0.775928           20,903
Evergreen VA Special Equity
 Fund -- Class I..............     2.05%        33,358     0.775273           25,861
Evergreen VA Growth and Income
 Fund -- Class I..............     1.25%       324,952     1.141248          370,850
Evergreen VA Growth and Income
 Fund -- Class I..............     1.40%        15,096     1.139374           17,200
Evergreen VA Growth and Income
 Fund -- Class I..............     1.45%       461,394     1.138738          525,407
Evergreen VA Growth and Income
 Fund -- Class I..............     1.60%        52,697     1.136867           59,909
Evergreen VA Growth and Income
 Fund -- Class I..............     1.65%        62,016     1.136234           70,465
Evergreen VA Growth and Income
 Fund -- Class I..............     1.75%       156,203     1.135002          177,291
Evergreen VA Growth and Income
 Fund -- Class I..............     1.80%       827,693     1.134361          938,902
Evergreen VA Growth and Income
 Fund -- Class I..............     1.90%       227,241     1.072894          243,806
Evergreen VA Growth and Income
 Fund -- Class I..............     1.95%        43,544     1.132505           49,313
Evergreen VA Growth and Income
 Fund -- Class I..............     2.05%        17,883     1.131265           20,230
Evergreen VA Growth and Income
 Fund -- Class I..............     2.15%        48,542     1.130022           54,854
Hartford Advisers HLS Fund --
 Class IA.....................     0.40%        69,022     1.005892           69,425
Hartford Advisers HLS Fund --
 Class IA.....................     0.80%    96,274,247     1.044506      100,559,029
Hartford Advisers HLS Fund --
 Class IA.....................     0.95%     8,453,921     1.036392        8,761,576
Hartford Advisers HLS Fund --
 Class IA.....................     1.00%     5,099,511     1.036363        5,284,945
Hartford Advisers HLS Fund --
 Class IA.....................     1.10%     4,201,408     1.029165        4,323,942

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Advisers HLS Fund --
 Class IA.....................     1.15%    96,775,235   $ 1.028303  $    99,514,265
Hartford Advisers HLS Fund --
 Class IA.....................     1.25%   849,088,995     4.525624    3,842,657,536
Hartford Advisers HLS Fund --
 Class IA.....................     1.30%    11,692,149     1.024577       11,979,507
Hartford Advisers HLS Fund --
 Class IA.....................     1.35%       790,681     1.023330          809,127
Hartford Advisers HLS Fund --
 Class IA.....................     1.40%    16,312,614     4.487367       73,200,686
Hartford Advisers HLS Fund --
 Class IA.....................     1.45%     9,899,347     4.490266       44,450,700
Hartford Advisers HLS Fund --
 Class IA.....................     1.50%   176,976,074     1.049524      185,740,637
Hartford Advisers HLS Fund --
 Class IA.....................     1.60%    34,276,556     4.452301      152,609,544
Hartford Advisers HLS Fund --
 Class IA.....................     1.65%    69,590,484     1.041286       72,463,597
Hartford Advisers HLS Fund --
 Class IA.....................     1.70%     3,986,154     1.041322        4,150,870
Hartford Advisers HLS Fund --
 Class IA.....................     1.75%     2,760,553     4.436164       12,246,265
Hartford Advisers HLS Fund --
 Class IA.....................     1.80%     2,975,446     4.430811       13,183,640
Hartford Advisers HLS Fund --
 Class IA.....................     1.85%    10,749,149     1.033139       11,105,366
Hartford Advisers HLS Fund --
 Class IA.....................     1.90%       383,038     1.032635          395,539
Hartford Advisers HLS Fund --
 Class IA.....................     1.95%     2,308,515     4.414766       10,191,552
Hartford Advisers HLS Fund --
 Class IA.....................     2.00%     5,791,117     1.029389        5,961,313
Hartford Advisers HLS Fund --
 Class IA.....................     2.05%       208,955     1.028176          214,842
Hartford Advisers HLS Fund --
 Class IA.....................     2.15%       295,326     1.025296          302,796
Hartford Advisers HLS Fund --
 Class IA.....................     2.20%       355,553     1.024437          364,241
Hartford Advisers HLS Fund --
 Class IA.....................     2.30%       528,920     1.023408          541,301
Hartford Advisers HLS Fund --
 Class IA.....................     2.35%        43,754     1.022902           44,756
Hartford Advisers HLS Fund --
 Class IB.....................     1.40%    28,877,747     1.117498       32,270,824
Hartford Advisers HLS Fund --
 Class IB.....................     1.45%   107,367,958     0.951954      102,209,357
Hartford Advisers HLS Fund --
 Class IB.....................     1.45%   193,108,046     0.951954      183,829,977
Hartford Advisers HLS Fund --
 Class IB.....................     1.60%    11,903,830     0.945094       11,250,239
Hartford Advisers HLS Fund --
 Class IB.....................     1.60%    27,447,468     0.945094       25,940,438
Hartford Advisers HLS Fund --
 Class IB.....................     1.65%     9,722,224     0.944509        9,182,729
Hartford Advisers HLS Fund --
 Class IB.....................     1.65%    34,709,386     0.944509       32,783,327
Hartford Advisers HLS Fund --
 Class IB.....................     1.70%     5,461,079     0.943726        5,153,762
Hartford Advisers HLS Fund --
 Class IB.....................     1.75%     1,662,220     0.938483        1,559,965
Hartford Advisers HLS Fund --
 Class IB.....................     1.75%   109,513,998     0.941298      103,085,307
Hartford Advisers HLS Fund --
 Class IB.....................     1.80%   103,509,539     0.937700       97,060,895
Hartford Advisers HLS Fund --
 Class IB.....................     1.80%   262,040,758     0.937700      245,715,619
Hartford Advisers HLS Fund --
 Class IB.....................     1.90%    59,191,205     1.096450       64,900,196
Hartford Advisers HLS Fund --
 Class IB.....................     1.95%    22,749,575     0.934302       21,254,973
Hartford Advisers HLS Fund --
 Class IB.....................     1.95%    27,290,419     0.934302       25,497,493
Hartford Advisers HLS Fund --
 Class IB.....................     2.00%     3,625,465     0.933186        3,383,233
Hartford Advisers HLS Fund --
 Class IB.....................     2.00%    12,947,243     0.933186       12,082,186
Hartford Advisers HLS Fund --
 Class IB.....................     2.05%    13,828,109     0.932400       12,893,329
Hartford Advisers HLS Fund --
 Class IB.....................     2.10%     4,713,972     0.930571        4,386,686
Hartford Advisers HLS Fund --
 Class IB.....................     2.10%       353,506     0.930571          328,962
Hartford Advisers HLS Fund --
 Class IB.....................     2.15%     3,342,997     0.929794        3,108,299
Hartford Advisers HLS Fund --
 Class IB.....................     2.15%    10,122,568     0.929794        9,411,903
Hartford Advisers HLS Fund --
 Class IB.....................     2.20%     7,341,877     0.935417        6,867,717
Hartford Advisers HLS Fund --
 Class IB.....................     2.25%     5,118,220     0.934299        4,781,948
Hartford Advisers HLS Fund --
 Class IB.....................     2.30%       440,769     0.933826          411,602
Hartford Bond HLS Fund --
 Class IA.....................     0.40%        12,938     1.288675           16,669
Hartford Bond HLS Fund --
 Class IA.....................     0.80%    18,766,008     1.463215       27,458,704

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Bond HLS Fund --
 Class IA.....................     0.95%     1,321,935   $ 1.451865  $     1,919,271
Hartford Bond HLS Fund --
 Class IA.....................     1.00%       907,135     1.451794        1,316,973
Hartford Bond HLS Fund --
 Class IA.....................     1.10%     1,304,315     1.441710        1,880,444
Hartford Bond HLS Fund --
 Class IA.....................     1.15%    35,793,890     1.440507       51,561,349
Hartford Bond HLS Fund --
 Class IA.....................     1.25%   201,033,973     3.102503      623,708,504
Hartford Bond HLS Fund --
 Class IA.....................     1.30%     3,015,368     1.435284        4,327,909
Hartford Bond HLS Fund --
 Class IA.....................     1.35%       685,679     1.433547          982,953
Hartford Bond HLS Fund --
 Class IA.....................     1.40%     6,023,660     3.076265       18,530,375
Hartford Bond HLS Fund --
 Class IA.....................     1.45%     5,323,846     3.078264       16,388,205
Hartford Bond HLS Fund --
 Class IA.....................     1.50%    54,270,178     1.395449       75,731,266
Hartford Bond HLS Fund --
 Class IA.....................     1.60%    20,664,622     3.052249       63,073,572
Hartford Bond HLS Fund --
 Class IA.....................     1.65%    48,826,479     1.384508       67,600,650
Hartford Bond HLS Fund --
 Class IA.....................     1.70%       334,546     1.384544          463,194
Hartford Bond HLS Fund --
 Class IA.....................     1.75%     2,020,352     3.041197        6,144,290
Hartford Bond HLS Fund --
 Class IA.....................     1.80%     2,035,799     3.037522        6,183,783
Hartford Bond HLS Fund --
 Class IA.....................     1.85%     4,122,121     1.373671        5,662,439
Hartford Bond HLS Fund --
 Class IA.....................     1.90%        24,386    13.007216          317,193
Hartford Bond HLS Fund --
 Class IA.....................     1.95%     2,614,419     3.026528        7,912,613
Hartford Bond HLS Fund --
 Class IA.....................     2.00%     2,340,662     1.368698        3,203,660
Hartford Bond HLS Fund --
 Class IA.....................     2.05%        85,180     1.367055          116,445
Hartford Bond HLS Fund --
 Class IA.....................     2.10%         2,808     1.366374            3,837
Hartford Bond HLS Fund --
 Class IA.....................     2.15%       168,213     1.363233          229,314
Hartford Bond HLS Fund --
 Class IA.....................     2.20%       149,438     1.362092          203,549
Hartford Bond HLS Fund --
 Class IA.....................     2.30%       171,651     1.360735          233,572
Hartford Bond HLS Fund --
 Class IB.....................     1.40%    20,360,743     1.411419       28,737,540
Hartford Bond HLS Fund --
 Class IB.....................     1.45%    39,937,364     1.376840       54,987,360
Hartford Bond HLS Fund --
 Class IB.....................     1.45%    65,342,626     1.376840       89,966,341
Hartford Bond HLS Fund --
 Class IB.....................     1.60%     3,839,954     1.366914        5,248,887
Hartford Bond HLS Fund --
 Class IB.....................     1.60%     7,066,177     1.366914        9,658,856
Hartford Bond HLS Fund --
 Class IB.....................     1.65%     3,752,855     1.366078        5,126,692
Hartford Bond HLS Fund --
 Class IB.....................     1.65%     9,480,826     1.366078       12,951,548
Hartford Bond HLS Fund --
 Class IB.....................     1.70%     3,059,198     1.364961        4,175,685
Hartford Bond HLS Fund --
 Class IB.....................     1.75%       960,772     1.357387        1,304,140
Hartford Bond HLS Fund --
 Class IB.....................     1.75%    52,317,958     1.361443       71,227,918
Hartford Bond HLS Fund --
 Class IB.....................     1.80%    44,371,901     1.356252       60,179,480
Hartford Bond HLS Fund --
 Class IB.....................     1.80%    91,861,481     1.356252      124,587,317
Hartford Bond HLS Fund --
 Class IB.....................     1.90%    54,318,054     1.384846       75,222,140
Hartford Bond HLS Fund --
 Class IB.....................     1.95%     8,137,154     1.351334       10,996,013
Hartford Bond HLS Fund --
 Class IB.....................     1.95%    19,752,830     1.351334       26,692,671
Hartford Bond HLS Fund --
 Class IB.....................     2.00%     1,407,472     1.349708        1,899,676
Hartford Bond HLS Fund --
 Class IB.....................     2.00%     3,256,431     1.349708        4,395,231
Hartford Bond HLS Fund --
 Class IB.....................     2.05%     4,699,900     1.348574        6,338,163
Hartford Bond HLS Fund --
 Class IB.....................     2.10%     1,683,232     1.345927        2,265,508
Hartford Bond HLS Fund --
 Class IB.....................     2.10%       195,963     1.345927          263,752
Hartford Bond HLS Fund --
 Class IB.....................     2.15%     1,081,425     1.344811        1,454,312
Hartford Bond HLS Fund --
 Class IB.....................     2.15%     3,197,973     1.344811        4,300,669
Hartford Bond HLS Fund --
 Class IB.....................     2.20%     5,614,457     1.198402        6,728,376
Hartford Bond HLS Fund --
 Class IB.....................     2.25%     2,953,847     1.196934        3,535,560

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Bond HLS Fund --
 Class IB.....................     2.30%        60,874   $ 1.196333  $        72,826
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.40%       385,881     1.198906          462,633
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.80%    49,622,821     1.708132       84,762,329
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.95%     4,178,791     1.694795        7,082,193
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.00%     3,391,956     1.694761        5,748,555
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.10%     2,819,155     1.682953        4,744,506
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.15%    74,071,111     1.681542      124,553,685
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.25%   391,196,195    10.133335    3,964,122,096
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.30%     6,937,948     1.675503       11,624,553
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.35%     1,183,281     1.673471        1,980,187
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.40%     8,138,528    10.047692       81,773,426
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.45%     7,133,428    10.054182       71,720,783
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.50%   127,834,753     1.780299      227,584,084
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.60%    19,710,879     9.969208      196,501,848
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.65%    88,893,947     1.766368      157,019,424
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.70%     1,907,031     1.766408        3,368,594
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.75%     2,103,566     9.933159       20,895,051
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.80%     2,189,133     9.921166       21,718,756
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.85%    12,917,236     1.752562       22,638,257
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.90%       365,316     1.751680          639,916
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.95%     2,119,875     9.885245       20,955,481
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     2.00%    11,460,989     1.746203       20,013,213
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     2.05%       174,523     1.744131          304,391
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     2.10%        23,082     1.743243           40,237
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     2.15%     1,642,891     1.739251        2,857,400
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     2.20%       172,957     1.737817          300,568
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     2.30%     1,758,558     1.736063        3,052,968
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.40%    35,168,054     1.807982       63,583,208
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.45%   138,476,034     1.131020      156,619,164
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.45%   223,674,180     1.131020      252,979,971
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.60%    15,303,368     1.122882       17,183,876
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.60%    29,267,682     1.122882       32,864,153
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.65%    16,159,355     1.122189       18,133,850
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.65%    43,481,759     1.122189       48,794,752
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.70%     9,301,675     1.121259       10,429,587
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.75%     4,680,023     1.115061        5,218,511
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.75%   166,179,153     1.118384      185,852,105
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.80%   140,499,321     1.114132      156,534,790
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.80%   310,572,334     1.114132      346,018,576
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.90%    90,714,969     1.773972      160,925,815
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.95%    31,257,848     1.110086       34,698,899
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.95%    56,698,917     1.110086       62,940,674
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.00%     5,936,684     1.108748        6,582,286
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.00%    14,906,507     1.108748       16,527,560
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.05%    20,826,642     1.107815       23,072,066
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.10%     7,632,626     1.105657        8,439,066
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.10%       673,112     1.105657          744,231
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.15%     4,007,291     1.104731        4,426,978

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.15%    13,957,434   $ 1.104731  $    15,419,210
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.20%    15,670,790     1.114936       17,471,928
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.25%     9,818,622     1.113575       10,933,772
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.30%       774,149     1.113019          861,642
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     2.30%        32,464     1.113019           36,133
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     0.40%        45,391     1.153738           52,372
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     0.80%    81,504,877     1.331268      108,504,835
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     0.95%     6,480,630     1.320886        8,560,174
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.00%     5,045,279     1.320872        6,664,167
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.10%     5,015,745     1.311650        6,578,902
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.15%    92,437,863     1.310555      121,144,903
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.25%   627,364,693     3.142885    1,971,735,082
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.30%    12,604,136     1.305809       16,458,594
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.35%     1,274,502     1.304237        1,662,253
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.40%    13,014,034     3.116303       40,555,673
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.45%    13,083,833     3.118361       40,800,113
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.50%   117,030,207     1.263349      147,849,994
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.60%    46,907,099     3.091946      145,034,218
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.65%    87,434,190     1.253453      109,594,648
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.70%     1,768,998     1.253498        2,217,436
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.75%     4,615,077     3.080748       14,217,889
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.80%     4,527,116     3.077031       13,930,075
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.85%    11,042,887     1.243663       13,733,630
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.90%       445,966     1.243042          554,354
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.95%     4,648,020     3.065880       14,250,273
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.00%     6,623,260     1.239165        8,207,312
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.05%       158,420     1.237670          196,072
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.10%        11,484     1.237053           14,206
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.15%       548,292     1.234228          676,717
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.20%       351,107     1.233194          432,983
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     2.30%       522,794     1.231960          644,061
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.40%    29,748,048     1.279022       38,048,408
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.45%    61,759,298     1.309030       80,844,774
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.45%   104,018,100     1.309030      136,162,813
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.60%     6,268,433     1.299567        8,146,248
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.60%    13,213,560     1.299567       17,171,906
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.65%     6,359,538     1.298795        8,259,736
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.65%    18,659,380     1.298795       24,234,710
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.70%     5,498,838     1.297714        7,135,919
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.75%     2,055,275     1.290510        2,652,353
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.75%    84,881,381     1.294390      109,869,611
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.80%    75,496,617     1.289430       97,347,603
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.80%   178,536,580     1.289430      230,210,422
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.90%    82,404,884     1.254923      103,411,784
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.95%    18,652,524     1.284765       23,964,110
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.95%    32,465,132     1.284765       41,710,065
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.00%     2,307,075     1.283214        2,960,470
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.00%     8,140,241     1.283214       10,445,672

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.05%    10,607,475   $ 1.282135  $    13,600,215
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.10%     3,071,504     1.279637        3,930,410
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.10%       617,555     1.279637          790,246
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.15%     2,198,756     1.278562        2,811,246
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.15%     6,112,798     1.278562        7,815,591
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.20%    11,912,682     1.072935       12,781,534
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.25%     6,434,239     1.071631        6,895,130
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.30%        84,696     1.071092           90,717
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     2.30%        49,840     1.071092           53,383
Hartford Focus HLS Fund --
 Class IA.....................     0.80%     1,510,744     1.007687        1,522,357
Hartford Focus HLS Fund --
 Class IA.....................     0.95%       227,822     1.002135          228,308
Hartford Focus HLS Fund --
 Class IA.....................     1.00%       188,630     1.000296          188,686
Hartford Focus HLS Fund --
 Class IA.....................     1.10%        15,489     0.995661           15,421
Hartford Focus HLS Fund --
 Class IA.....................     1.15%     1,317,018     0.994822        1,310,199
Hartford Focus HLS Fund --
 Class IA.....................     1.25%    19,506,894     0.991158       19,334,414
Hartford Focus HLS Fund --
 Class IA.....................     1.30%       128,781     0.991213          127,650
Hartford Focus HLS Fund --
 Class IA.....................     1.35%         5,076     0.990009            5,025
Hartford Focus HLS Fund --
 Class IA.....................     1.40%       642,769     0.985729          633,596
Hartford Focus HLS Fund --
 Class IA.....................     1.45%     1,662,989     0.983923        1,636,253
Hartford Focus HLS Fund --
 Class IA.....................     1.50%     2,771,818     0.982115        2,722,244
Hartford Focus HLS Fund --
 Class IA.....................     1.60%     3,643,990     0.978522        3,565,724
Hartford Focus HLS Fund --
 Class IA.....................     1.65%     1,686,531     0.976731        1,647,287
Hartford Focus HLS Fund --
 Class IA.....................     1.70%        22,661     0.974935           22,093
Hartford Focus HLS Fund --
 Class IA.....................     1.75%       168,461     0.974965          164,243
Hartford Focus HLS Fund --
 Class IA.....................     1.80%       559,468     0.973798          544,809
Hartford Focus HLS Fund --
 Class IA.....................     1.85%       357,475     0.969567          346,596
Hartford Focus HLS Fund --
 Class IA.....................     1.95%       257,308     0.970277          249,660
Hartford Focus HLS Fund --
 Class IA.....................     2.00%       427,106     0.966062          412,611
Hartford Focus HLS Fund --
 Class IA.....................     2.05%        20,436     0.964899           19,719
Hartford Focus HLS Fund --
 Class IA.....................     2.15%        50,454     0.962219           48,548
Hartford Focus HLS Fund --
 Class IA.....................     2.20%         4,528     0.961419            4,354
Hartford Focus HLS Fund --
 Class IA.....................     2.30%        91,620     0.960458           87,997
Hartford Focus HLS Fund --
 Class IB.....................     1.40%       561,294     0.976546          548,129
Hartford Focus HLS Fund --
 Class IB.....................     1.45%    10,793,791     0.975718       10,531,696
Hartford Focus HLS Fund --
 Class IB.....................     1.60%     1,091,133     0.970351        1,058,782
Hartford Focus HLS Fund --
 Class IB.....................     1.65%     2,554,434     0.968583        2,474,181
Hartford Focus HLS Fund --
 Class IB.....................     1.70%       269,468     0.967775          260,784
Hartford Focus HLS Fund --
 Class IB.....................     1.75%     2,794,185     0.964086        2,693,835
Hartford Focus HLS Fund --
 Class IB.....................     1.80%    12,593,350     0.963275       12,130,860
Hartford Focus HLS Fund --
 Class IB.....................     1.90%     2,112,703     0.961534        2,031,435
Hartford Focus HLS Fund --
 Class IB.....................     1.95%     1,418,950     0.959790        1,361,894
Hartford Focus HLS Fund --
 Class IB.....................     2.00%       705,025     0.958616          675,849
Hartford Focus HLS Fund --
 Class IB.....................     2.05%       245,839     0.957822          235,470
Hartford Focus HLS Fund --
 Class IB.....................     2.10%       170,082     0.955959          162,592
Hartford Focus HLS Fund --
 Class IB.....................     2.15%       354,523     0.955157          338,625
Hartford Focus HLS Fund --
 Class IB.....................     2.20%       106,178     0.954675          101,366
Hartford Focus HLS Fund --
 Class IB.....................     2.25%       258,638     0.954197          246,792
Hartford Focus HLS Fund --
 Class IB.....................     2.30%         4,358     0.953726            4,156

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Global Advisers HLS
 Fund -- Class IA.............     0.80%     3,737,801   $ 1.184600  $     4,427,799
Hartford Global Advisers HLS
 Fund -- Class IA.............     0.95%       272,457     1.175360          320,235
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.00%       222,531     1.175370          261,557
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.10%       276,126     1.167175          322,288
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.15%     5,410,396     1.166197        6,309,588
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.25%   108,710,282     1.853289      201,471,570
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.30%       759,787     1.161974          882,853
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.35%        71,326     1.160553           82,778
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.40%     2,474,396     1.837648        4,547,069
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.45%       990,198     1.838848        1,820,823
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.50%     5,917,132     1.201179        7,107,535
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.60%     4,570,260     1.823283        8,332,876
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.65%     4,068,859     1.191765        4,849,124
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.70%        36,470     1.191817           43,465
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.75%       340,246     1.816690          618,122
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.80%       358,903     1.814480          651,222
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.85%        97,817     1.182461          115,664
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.90%        20,286     1.181866           23,975
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.95%       312,884     1.807910          565,667
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.40%     2,824,832     0.989200        2,794,324
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.45%     9,161,245     0.988365        9,054,654
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.45%     9,720,654     0.988365        9,607,554
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.60%       802,495     0.981250          787,449
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.60%       939,453     0.981250          921,839
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.65%     1,120,409     0.980631        1,098,708
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.65%     1,906,894     0.980631        1,869,959
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.70%       500,253     0.979812          490,154
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.75%     8,300,486     0.974406        8,088,044
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.75%       180,610     0.974406          175,987
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.80%     7,148,689     0.973598        6,959,950
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.80%    16,896,133     0.973598       16,450,041
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.90%     4,726,007     1.785494        8,438,257
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.95%     1,363,423     0.970050        1,322,588
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.95%     2,843,952     0.970050        2,758,775
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.00%        75,222     0.968883           72,881
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.00%       694,492     0.968883          672,882
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.05%       772,322     0.968088          747,675
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.10%       141,524     0.966197          136,740
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.10%         3,152     0.966197            3,046
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.15%       180,326     0.965391          174,085
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.15%       351,026     0.965391          338,878
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.20%       550,070     0.964909          530,768
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.25%       172,935     0.964424          166,783
Hartford Global Advisers HLS
 Fund -- Class IB.............     2.30%        28,360     0.963940           27,338
Hartford Global Communications
 HLS Fund -- Class IA.........     0.80%       107,149     0.971243          104,065
Hartford Global Communications
 HLS Fund -- Class IA.........     0.95%        18,987     0.965894           18,339
Hartford Global Communications
 HLS Fund -- Class IA.........     1.10%        11,872     0.959641           11,393
Hartford Global Communications
 HLS Fund -- Class IA.........     1.15%       660,619     0.958842          633,429

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Global Communications
 HLS Fund -- Class IA.........     1.25%     6,448,540   $ 0.955295  $     6,160,258
Hartford Global Communications
 HLS Fund -- Class IA.........     1.30%        11,028     0.955382           10,536
Hartford Global Communications
 HLS Fund -- Class IA.........     1.40%       286,348     0.950075          272,052
Hartford Global Communications
 HLS Fund -- Class IA.........     1.45%       294,704     0.948334          279,478
Hartford Global Communications
 HLS Fund -- Class IA.........     1.50%     1,046,749     0.946615          990,869
Hartford Global Communications
 HLS Fund -- Class IA.........     1.60%     1,377,647     0.943138        1,299,311
Hartford Global Communications
 HLS Fund -- Class IA.........     1.65%       420,660     0.941390          396,005
Hartford Global Communications
 HLS Fund -- Class IA.........     1.75%        95,502     0.939725           89,746
Hartford Global Communications
 HLS Fund -- Class IA.........     1.80%       146,619     0.938599          137,616
Hartford Global Communications
 HLS Fund -- Class IA.........     1.85%        14,611     0.934515           13,654
Hartford Global Communications
 HLS Fund -- Class IA.........     1.90%         2,252     0.934047            2,104
Hartford Global Communications
 HLS Fund -- Class IA.........     1.95%        44,892     0.935194           41,982
Hartford Global Communications
 HLS Fund -- Class IA.........     2.20%           726     0.926676              673
Hartford Global Communications
 HLS Fund -- Class IB.........     1.40%       355,350     0.941203          334,457
Hartford Global Communications
 HLS Fund -- Class IB.........     1.45%     3,163,660     0.940416        2,975,157
Hartford Global Communications
 HLS Fund -- Class IB.........     1.60%       196,508     0.935219          183,778
Hartford Global Communications
 HLS Fund -- Class IB.........     1.65%       278,464     0.933541          259,958
Hartford Global Communications
 HLS Fund -- Class IB.........     1.70%        58,331     0.932762           54,409
Hartford Global Communications
 HLS Fund -- Class IB.........     1.75%     1,532,794     0.929141        1,424,182
Hartford Global Communications
 HLS Fund -- Class IB.........     1.80%     3,861,109     0.928380        3,584,577
Hartford Global Communications
 HLS Fund -- Class IB.........     1.90%       220,934     0.926743          204,749
Hartford Global Communications
 HLS Fund -- Class IB.........     1.95%       402,166     0.925047          372,023
Hartford Global Communications
 HLS Fund -- Class IB.........     2.00%        86,145     0.923918           79,591
Hartford Global Communications
 HLS Fund -- Class IB.........     2.05%       155,918     0.923148          143,935
Hartford Global Communications
 HLS Fund -- Class IB.........     2.10%       152,316     0.921331          140,334
Hartford Global Communications
 HLS Fund -- Class IB.........     2.15%       535,464     0.920582          492,939
Hartford Global Communications
 HLS Fund -- Class IB.........     2.20%        56,071     0.920113           51,592
Hartford Global Communications
 HLS Fund -- Class IB.........     2.25%        16,451     0.919650           15,129
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     0.80%       370,429     1.106800          409,994
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     0.95%        23,532     1.100727           25,902
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.00%        20,665     1.098700           22,704
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.10%         2,792     1.093582            3,053
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.15%     1,432,157     1.092654        1,564,852
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.25%     4,995,636     1.088674        5,438,619
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.30%         7,453     1.088719            8,115
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.40%       364,238     1.082684          394,354
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.45%       322,777     1.080700          348,825
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.50%     1,551,733     1.078729        1,673,899
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.60%     1,485,710     1.074782        1,596,814
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.65%       347,004     1.072807          372,269
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.70%         1,891     1.070864            2,025
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.75%       193,696     1.070897          207,428
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.80%       153,131     1.069592          163,788
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.85%        16,070     1.064980           17,114
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.95%       100,432     1.065731          107,033
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     2.00%        18,523     1.061130           19,656
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     2.05%         2,561     1.059843            2,714
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     2.20%           538     1.055994              568

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.40%       371,459   $ 1.072484  $       398,383
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.45%     3,352,315     1.071574        3,592,254
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.60%       328,425     1.065741          350,016
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.65%       467,803     1.063770          497,635
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.70%        53,038     1.062886           56,373
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.75%     2,085,809     1.058820        2,208,496
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.80%     5,531,782     1.057945        5,852,321
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.90%       736,628     1.056042          777,910
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.95%       882,440     1.054094          930,175
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.00%       180,196     1.052823          189,714
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.05%       328,336     1.051933          345,387
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.10%       186,121     1.049902          195,409
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.15%       319,616     1.049025          335,285
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.20%       169,007     1.048499          177,203
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.25%        98,299     1.047971          103,015
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     2.30%        21,004     1.047445           22,001
Hartford Global Health HLS
 Fund -- Class IA.............     0.80%     2,160,970     1.805011        3,900,576
Hartford Global Health HLS
 Fund -- Class IA.............     0.95%       175,933     1.792419          315,345
Hartford Global Health HLS
 Fund -- Class IA.............     1.00%       232,929     1.790894          417,151
Hartford Global Health HLS
 Fund -- Class IA.............     1.10%        84,171     1.779862          149,812
Hartford Global Health HLS
 Fund -- Class IA.............     1.15%     2,554,340     1.778394        4,542,623
Hartford Global Health HLS
 Fund -- Class IA.............     1.25%    53,368,780     1.767492       94,328,891
Hartford Global Health HLS
 Fund -- Class IA.............     1.30%       156,518     1.771969          277,344
Hartford Global Health HLS
 Fund -- Class IA.............     1.35%         3,046     1.769819            5,391
Hartford Global Health HLS
 Fund -- Class IA.............     1.40%     3,053,816     1.755182        5,360,004
Hartford Global Health HLS
 Fund -- Class IA.............     1.45%     2,698,399     1.753691        4,732,158
Hartford Global Health HLS
 Fund -- Class IA.............     1.50%     5,770,711     1.746995       10,081,403
Hartford Global Health HLS
 Fund -- Class IA.............     1.60%     6,431,337     1.741464       11,199,942
Hartford Global Health HLS
 Fund -- Class IA.............     1.65%     1,365,325     1.734817        2,368,590
Hartford Global Health HLS
 Fund -- Class IA.............     1.70%        25,981     1.733360           45,034
Hartford Global Health HLS
 Fund -- Class IA.............     1.75%       509,602     1.735154          884,238
Hartford Global Health HLS
 Fund -- Class IA.............     1.80%       839,878     1.733048        1,455,550
Hartford Global Health HLS
 Fund -- Class IA.............     1.85%       169,693     1.721283          292,090
Hartford Global Health HLS
 Fund -- Class IA.............     1.90%         3,334     1.720415            5,736
Hartford Global Health HLS
 Fund -- Class IA.............     1.95%       607,373     1.726769        1,048,792
Hartford Global Health HLS
 Fund -- Class IA.............     2.00%        12,170     1.715046           20,871
Hartford Global Health HLS
 Fund -- Class IA.............     2.05%         2,170     1.712972            3,718
Hartford Global Health HLS
 Fund -- Class IA.............     2.20%           860     1.706736            1,468
Hartford Global Health HLS
 Fund -- Class IB.............     1.40%     1,420,455     1.734716        2,464,086
Hartford Global Health HLS
 Fund -- Class IB.............     1.45%     7,065,423     1.733269       12,246,278
Hartford Global Health HLS
 Fund -- Class IB.............     1.45%    12,138,940     1.733269       21,040,048
Hartford Global Health HLS
 Fund -- Class IB.............     1.60%       897,991     1.721167        1,545,592
Hartford Global Health HLS
 Fund -- Class IB.............     1.60%     1,351,762     1.721167        2,326,608
Hartford Global Health HLS
 Fund -- Class IB.............     1.65%       904,984     1.719728        1,556,326
Hartford Global Health HLS
 Fund -- Class IB.............     1.65%     2,256,620     1.719728        3,880,773
Hartford Global Health HLS
 Fund -- Class IB.............     1.70%       176,591     1.718299          303,435
Hartford Global Health HLS
 Fund -- Class IB.............     1.75%     5,666,571     1.709144        9,684,985
Hartford Global Health HLS
 Fund -- Class IB.............     1.75%       155,535     1.709144          265,831

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Global Health HLS
 Fund -- Class IB.............     1.80%     7,207,173   $ 1.707730  $    12,307,906
Hartford Global Health HLS
 Fund -- Class IB.............     1.80%    11,025,070     1.707730       18,827,842
Hartford Global Health HLS
 Fund -- Class IB.............     1.90%     1,322,019     1.705522        2,254,733
Hartford Global Health HLS
 Fund -- Class IB.............     1.95%     1,173,243     1.701531        1,996,310
Hartford Global Health HLS
 Fund -- Class IB.............     1.95%       892,822     1.701531        1,519,164
Hartford Global Health HLS
 Fund -- Class IB.............     2.00%       325,334     1.699484          552,899
Hartford Global Health HLS
 Fund -- Class IB.............     2.00%       644,141     1.699484        1,094,708
Hartford Global Health HLS
 Fund -- Class IB.............     2.05%       918,181     1.698071        1,559,137
Hartford Global Health HLS
 Fund -- Class IB.............     2.10%       328,799     1.694735          557,227
Hartford Global Health HLS
 Fund -- Class IB.............     2.10%        61,380     1.694735          104,022
Hartford Global Health HLS
 Fund -- Class IB.............     2.15%       332,676     1.693312          563,324
Hartford Global Health HLS
 Fund -- Class IB.............     2.15%       506,041     1.693312          856,885
Hartford Global Health HLS
 Fund -- Class IB.............     2.20%       189,080     1.692460          320,011
Hartford Global Health HLS
 Fund -- Class IB.............     2.25%       181,646     1.691619          307,277
Hartford Global Health HLS
 Fund -- Class IB.............     2.30%         4,339     1.690766            7,336
Hartford Global Health HLS
 Fund -- Class IB.............     2.30%        18,040     1.690766           30,501
Hartford Global Leaders HLS
 Fund -- Class IA.............     0.80%    16,306,286     1.253542       20,440,618
Hartford Global Leaders HLS
 Fund -- Class IA.............     0.95%     1,448,128     1.243786        1,801,161
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.00%     1,141,044     1.243736        1,419,158
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.10%       796,989     1.235106          984,365
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.15%    17,780,210     1.234075       21,942,112
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.25%   141,300,761     1.849480      261,332,932
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.30%     1,705,359     1.229611        2,096,928
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.35%       305,604     1.228126          375,320
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.40%     7,218,851     1.833826       13,238,117
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.45%     5,219,293     1.835018        9,577,497
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.50%    14,978,013     1.820739       27,271,053
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.60%    10,287,937     1.819487       18,718,767
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.65%    17,161,745     1.806468       31,002,142
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.70%       530,295     1.806497          957,976
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.75%     1,646,224     1.812900        2,984,439
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.80%     1,637,809     1.810713        2,965,603
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.85%       416,584     1.792340          746,660
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.90%         7,996    10.268212           82,100
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.95%     1,681,899     1.804166        3,034,424
Hartford Global Leaders HLS
 Fund -- Class IA.............     2.00%        34,686     1.785849           61,943
Hartford Global Leaders HLS
 Fund -- Class IA.............     2.05%         6,132     1.783721           10,938
Hartford Global Leaders HLS
 Fund -- Class IA.............     2.10%         7,110     1.782832           12,677
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.40%    12,723,003     0.834552       10,618,008
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.45%    28,737,505     0.833871       23,963,372
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.45%    34,550,220     0.833871       28,810,426
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.60%     2,570,814     0.827816        2,128,161
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.60%     3,950,119     0.827816        3,269,972
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.65%     2,171,358     0.827325        1,796,419
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.65%     7,806,912     0.827325        6,458,854
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.70%     2,028,230     0.826640        1,676,616
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.75%    23,240,718     0.822046       19,104,939
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.75%     1,343,543     0.822046        1,104,454

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.80%    22,810,495   $ 0.821363  $    18,735,697
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.80%    45,932,106     0.821363       37,726,932
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.90%    18,423,164     1.781427       32,819,522
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.95%     3,494,828     0.818393        2,860,143
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.95%    16,522,635     0.818393       13,522,009
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.00%       504,975     0.817404          412,768
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.00%     1,483,926     0.817404        1,212,967
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.05%     2,635,573     0.816746        2,152,594
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.10%       919,183     0.815133          749,256
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.10%       329,819     0.815133          268,846
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.15%       387,104     0.814439          315,273
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.15%     2,116,917     0.814439        1,724,100
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.20%     4,934,933     0.814033        4,017,198
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.25%     2,138,969     0.813623        1,740,314
Hartford Global Leaders HLS
 Fund -- Class IB.............     2.30%        68,905     0.813217           56,035
Hartford Global Technology HLS
 Fund -- Class IA.............     0.80%     1,355,137     0.468107          634,352
Hartford Global Technology HLS
 Fund -- Class IA.............     0.95%       396,448     0.464827          184,280
Hartford Global Technology HLS
 Fund -- Class IA.............     1.00%       190,524     0.464455           88,490
Hartford Global Technology HLS
 Fund -- Class IA.............     1.10%        40,481     0.461585           18,686
Hartford Global Technology HLS
 Fund -- Class IA.............     1.15%     4,828,123     0.461205        2,226,754
Hartford Global Technology HLS
 Fund -- Class IA.............     1.25%    59,480,569     0.458378       27,264,584
Hartford Global Technology HLS
 Fund -- Class IA.............     1.30%       246,722     0.459537          113,378
Hartford Global Technology HLS
 Fund -- Class IA.............     1.40%     3,149,992     0.455166        1,433,769
Hartford Global Technology HLS
 Fund -- Class IA.............     1.45%     2,292,247     0.454760        1,042,422
Hartford Global Technology HLS
 Fund -- Class IA.............     1.50%     6,850,035     0.453044        3,103,367
Hartford Global Technology HLS
 Fund -- Class IA.............     1.60%     7,047,475     0.451597        3,182,619
Hartford Global Technology HLS
 Fund -- Class IA.............     1.65%     2,026,362     0.449866          911,591
Hartford Global Technology HLS
 Fund -- Class IA.............     1.70%       148,313     0.449493           66,665
Hartford Global Technology HLS
 Fund -- Class IA.............     1.75%       955,767     0.449960          430,057
Hartford Global Technology HLS
 Fund -- Class IA.............     1.80%     2,222,728     0.449414          998,925
Hartford Global Technology HLS
 Fund -- Class IA.............     1.85%       160,340     0.446348           71,567
Hartford Global Technology HLS
 Fund -- Class IA.............     1.95%       276,689     0.447811          123,904
Hartford Global Technology HLS
 Fund -- Class IA.............     2.00%        15,597     0.444730            6,936
Hartford Global Technology HLS
 Fund -- Class IA.............     2.05%        22,897     0.444216           10,171
Hartford Global Technology HLS
 Fund -- Class IB.............     1.40%     1,800,686     0.450106          810,499
Hartford Global Technology HLS
 Fund -- Class IB.............     1.45%    10,065,918     0.449734        4,526,986
Hartford Global Technology HLS
 Fund -- Class IB.............     1.45%    15,304,475     0.449734        6,882,943
Hartford Global Technology HLS
 Fund -- Class IB.............     1.60%     1,221,629     0.446578          545,553
Hartford Global Technology HLS
 Fund -- Class IB.............     1.60%     1,939,340     0.446578          866,067
Hartford Global Technology HLS
 Fund -- Class IB.............     1.65%       453,632     0.446217          202,418
Hartford Global Technology HLS
 Fund -- Class IB.............     1.65%     2,152,377     0.446217          960,427
Hartford Global Technology HLS
 Fund -- Class IB.............     1.70%       446,795     0.445842          199,200
Hartford Global Technology HLS
 Fund -- Class IB.............     1.75%     8,250,274     0.443486        3,658,881
Hartford Global Technology HLS
 Fund -- Class IB.............     1.75%       730,013     0.443486          323,750
Hartford Global Technology HLS
 Fund -- Class IB.............     1.80%     9,606,985     0.443092        4,256,778
Hartford Global Technology HLS
 Fund -- Class IB.............     1.80%    15,835,470     0.443092        7,016,570
Hartford Global Technology HLS
 Fund -- Class IB.............     1.90%     2,099,006     0.442512          928,835
Hartford Global Technology HLS
 Fund -- Class IB.............     1.95%     2,082,376     0.441477          919,321

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Global Technology HLS
 Fund -- Class IB.............     1.95%     1,472,780   $ 0.441477  $       650,199
Hartford Global Technology HLS
 Fund -- Class IB.............     2.00%       201,649     0.440940           88,915
Hartford Global Technology HLS
 Fund -- Class IB.............     2.00%       617,245     0.440940          272,168
Hartford Global Technology HLS
 Fund -- Class IB.............     2.05%     2,230,712     0.440566          982,776
Hartford Global Technology HLS
 Fund -- Class IB.............     2.10%       638,657     0.439722          280,831
Hartford Global Technology HLS
 Fund -- Class IB.............     2.10%       108,647     0.439722           47,774
Hartford Global Technology HLS
 Fund -- Class IB.............     2.15%       589,228     0.439346          258,875
Hartford Global Technology HLS
 Fund -- Class IB.............     2.15%     1,105,725     0.439346          485,796
Hartford Global Technology HLS
 Fund -- Class IB.............     2.20%       439,418     0.439132          192,963
Hartford Global Technology HLS
 Fund -- Class IB.............     2.25%       431,303     0.438904          189,301
Hartford Global Technology HLS
 Fund -- Class IB.............     2.30%        41,970     0.438692           18,412
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     0.40%        36,490     0.953484           34,793
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     0.80%    17,825,380     1.016647       18,122,119
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     0.95%     1,773,087     1.008732        1,788,569
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.00%     1,451,002     1.008704        1,463,632
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.10%       566,252     1.001694          567,211
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.15%    24,461,101     1.000853       24,481,967
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.25%   175,924,177     1.219829      214,597,413
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.30%       893,628     0.997246          891,167
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.35%       853,579     0.996026          850,187
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.40%     9,504,723     1.209498       11,495,944
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.45%     6,777,640     1.210297        8,202,957
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.50%    28,040,644     1.108583       31,085,381
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.60%    18,306,872     1.200050       21,969,162
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.65%    31,649,207     1.099913       34,811,374
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.70%       144,256     1.099944          158,674
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.75%     2,087,606     1.195710        2,496,171
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.80%     2,844,983     1.194269        3,397,675
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.85%     2,059,492     1.091293        2,247,509
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.90%         4,859    10.287647           49,993
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.95%     3,910,817     1.189953        4,653,689
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     2.00%       789,444     1.087353          858,404
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     2.05%        88,259     1.086045           95,854
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     2.10%         2,741     1.085504            2,976
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     2.15%       168,120     1.083026          182,079
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     2.20%        74,887     1.082118           81,036
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     2.30%       140,163     1.081024          151,520
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.40%    13,661,827     0.872611       11,921,461
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.45%    27,296,303     0.871901       23,799,674
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.45%    27,573,416     0.871901       24,041,289
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.60%     2,651,274     0.865620        2,294,996
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.60%     4,714,212     0.865620        4,080,716
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.65%     2,073,028     0.865068        1,793,311
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.65%     5,195,528     0.865068        4,494,485
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.70%     2,082,720     0.864349        1,800,197
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.75%    24,328,145     0.859562       20,911,549
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.75%     1,364,441     0.859562        1,172,822
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.80%    23,430,083     0.858849       20,122,903

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.80%    40,347,197   $ 0.858849  $    34,652,150
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.90%    32,081,137     1.174684       37,685,198
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.95%     4,190,664     0.855738        3,586,111
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.95%    18,661,699     0.855738       15,969,525
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.00%       437,057     0.854701          373,553
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.00%     1,631,185     0.854701        1,394,175
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.05%     2,923,397     0.853991        2,496,555
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.10%     1,355,852     0.852319        1,155,618
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.10%       323,277     0.852319          275,535
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.15%       647,730     0.851601          551,607
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.15%     1,910,184     0.851601        1,626,715
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.20%     4,469,128     0.851180        3,804,032
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.25%     2,801,674     0.850754        2,383,535
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     2.30%        21,479     0.850328           18,265
Hartford Growth HLS Fund --
 Class IA.....................     0.80%     6,747,645     1.266047        8,542,835
Hartford Growth HLS Fund --
 Class IA.....................     0.95%       253,622     1.261013          319,821
Hartford Growth HLS Fund --
 Class IA.....................     1.00%       122,841     1.259316          154,695
Hartford Growth HLS Fund --
 Class IA.....................     1.10%     1,152,794     1.255309        1,447,113
Hartford Growth HLS Fund --
 Class IA.....................     1.15%    14,595,405     1.254252       18,306,316
Hartford Growth HLS Fund --
 Class IA.....................     1.25%    53,370,817     1.250934       66,763,370
Hartford Growth HLS Fund --
 Class IA.....................     1.30%     3,278,606     1.249737        4,097,395
Hartford Growth HLS Fund --
 Class IA.....................     1.35%       127,675     1.248227          159,367
Hartford Growth HLS Fund --
 Class IA.....................     1.40%     1,478,163     1.245942        1,841,705
Hartford Growth HLS Fund --
 Class IA.....................     1.45%     2,631,595     1.244281        3,274,444
Hartford Growth HLS Fund --
 Class IA.....................     1.50%    18,678,817     1.242591       23,210,130
Hartford Growth HLS Fund --
 Class IA.....................     1.60%    17,444,725     1.239291       21,619,091
Hartford Growth HLS Fund --
 Class IA.....................     1.65%    10,626,139     1.237640       13,151,335
Hartford Growth HLS Fund --
 Class IA.....................     1.70%         4,119     1.235988            5,090
Hartford Growth HLS Fund --
 Class IA.....................     1.75%     1,878,582     1.234802        2,319,677
Hartford Growth HLS Fund --
 Class IA.....................     1.80%     2,096,907     1.233328        2,586,174
Hartford Growth HLS Fund --
 Class IA.....................     1.85%     1,947,857     1.231061        2,397,931
Hartford Growth HLS Fund --
 Class IA.....................     1.90%         2,234     1.230436            2,749
Hartford Growth HLS Fund --
 Class IA.....................     1.95%     1,006,402     1.228845        1,236,713
Hartford Growth HLS Fund --
 Class IA.....................     2.00%     1,152,209     1.226595        1,413,293
Hartford Growth HLS Fund --
 Class IA.....................     2.05%        34,007     1.225111           41,663
Hartford Growth HLS Fund --
 Class IA.....................     2.15%       155,969     1.221690          190,545
Hartford Growth HLS Fund --
 Class IA.....................     2.20%        48,301     1.220670           58,959
Hartford Growth HLS Fund --
 Class IA.....................     2.30%       131,077     1.219445          159,841
Hartford Growth HLS Fund --
 Class IB.....................     1.40%     4,859,933     1.237047        6,011,966
Hartford Growth HLS Fund --
 Class IB.....................     1.45%    15,626,643     1.236016       19,314,780
Hartford Growth HLS Fund --
 Class IB.....................     1.60%     1,094,959     1.231065        1,347,966
Hartford Growth HLS Fund --
 Class IB.....................     1.65%     1,622,760     1.229408        1,995,035
Hartford Growth HLS Fund --
 Class IB.....................     1.70%       932,208     1.228372        1,145,098
Hartford Growth HLS Fund --
 Class IB.....................     1.75%    18,418,548     1.225531       22,572,501
Hartford Growth HLS Fund --
 Class IB.....................     1.80%    44,620,799     1.224521       54,639,105
Hartford Growth HLS Fund --
 Class IB.....................     1.90%    15,124,805     1.221692       18,477,853
Hartford Growth HLS Fund --
 Class IB.....................     1.95%     6,514,631     1.220075        7,948,339
Hartford Growth HLS Fund --
 Class IB.....................     2.00%     1,428,130     1.218591        1,740,307

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Growth HLS Fund --
 Class IB.....................     2.05%     1,066,579   $ 1.217574  $     1,298,638
Hartford Growth HLS Fund --
 Class IB.....................     2.10%       797,670     1.215198          969,326
Hartford Growth HLS Fund --
 Class IB.....................     2.15%     1,037,650     1.214172        1,259,886
Hartford Growth HLS Fund --
 Class IB.....................     2.20%     1,386,636     1.213572        1,682,782
Hartford Growth HLS Fund --
 Class IB.....................     2.25%     1,548,889     1.212961        1,878,741
Hartford Growth HLS Fund --
 Class IB.....................     2.30%        43,546     1.212349           52,793
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     0.80%       713,999     1.277822          912,360
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     0.95%        38,817     1.272714           49,403
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.00%        19,896     1.271033           25,288
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.10%       135,501     1.267011          171,682
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.15%     6,626,505     1.265950        8,388,824
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.25%    37,556,931     1.262594       47,419,156
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.30%       208,280     1.261365          262,718
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.35%       150,744     1.259859          189,916
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.40%       963,337     1.257518        1,211,413
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.45%     1,888,314     1.255839        2,371,419
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.50%    11,493,834     1.254156       14,415,061
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.60%     8,190,432     1.250816       10,244,723
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.65%     8,627,661     1.249145       10,777,200
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.70%        26,421     1.247484           32,960
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.75%     1,050,260     1.246299        1,308,938
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.80%     1,685,305     1.244781        2,097,836
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.85%     1,375,965     1.242512        1,709,653
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.90%           376    12.802732            4,809
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.95%       906,086     1.240298        1,123,816
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     2.00%     1,280,195     1.238014        1,584,900
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     2.05%        53,833     1.236529           66,566
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     2.10%         8,607     1.235910           10,637
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     2.15%     1,532,493     1.233067        1,889,667
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     2.20%        69,277     1.232050           85,353
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     2.30%     1,018,424     1.230828        1,253,505
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.40%     2,992,362     1.248642        3,736,389
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.45%    13,107,349     1.247609       16,352,846
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.60%       999,984     1.242628        1,242,609
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.65%     1,156,860     1.240963        1,435,621
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.70%       952,608     1.239918        1,181,156
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.75%     9,545,476     1.237017       11,807,916
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.80%    28,663,578     1.235999       35,428,153
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.90%     7,466,673     1.233162        9,207,617
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.95%     5,828,549     1.231512        7,177,928
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.00%     1,150,380     1.230025        1,414,996
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.05%     1,535,789     1.229007        1,887,495
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.10%       578,214     1.226607          709,241
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.15%       857,602     1.225570        1,051,051
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.20%     1,869,918     1.224961        2,290,577
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.25%       898,952     1.224350        1,100,632
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     2.30%         3,364     1.223730            4,117
Hartford High Yield HLS
 Fund -- Class IA.............     0.80%     8,245,662     1.252573       10,328,289

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford High Yield HLS
 Fund -- Class IA.............     0.95%       488,020   $ 1.242833  $       606,528
Hartford High Yield HLS
 Fund -- Class IA.............     1.00%       526,776     1.242793          654,673
Hartford High Yield HLS
 Fund -- Class IA.............     1.10%       477,208     1.234145          588,944
Hartford High Yield HLS
 Fund -- Class IA.............     1.15%    13,103,550     1.233121       16,158,263
Hartford High Yield HLS
 Fund -- Class IA.............     1.25%    99,421,078     1.284843      127,740,477
Hartford High Yield HLS
 Fund -- Class IA.............     1.30%     1,399,571     1.228665        1,719,604
Hartford High Yield HLS
 Fund -- Class IA.............     1.35%       191,243     1.227157          234,685
Hartford High Yield HLS
 Fund -- Class IA.............     1.40%     4,485,027     1.273969        5,713,785
Hartford High Yield HLS
 Fund -- Class IA.............     1.45%     3,024,307     1.274805        3,855,402
Hartford High Yield HLS
 Fund -- Class IA.............     1.50%    25,452,165     1.264941       32,195,487
Hartford High Yield HLS
 Fund -- Class IA.............     1.60%    19,216,726     1.264035       24,290,614
Hartford High Yield HLS
 Fund -- Class IA.............     1.65%     9,070,365     1.255012       11,383,417
Hartford High Yield HLS
 Fund -- Class IA.............     1.70%       140,368     1.255038          176,168
Hartford High Yield HLS
 Fund -- Class IA.............     1.75%     1,884,737     1.259443        2,373,719
Hartford High Yield HLS
 Fund -- Class IA.............     1.80%     2,337,273     1.257938        2,940,145
Hartford High Yield HLS
 Fund -- Class IA.............     1.85%     2,914,389     1.245222        3,629,061
Hartford High Yield HLS
 Fund -- Class IA.............     1.90%         4,193    10.828811           45,409
Hartford High Yield HLS
 Fund -- Class IA.............     1.95%     1,553,144     1.253375        1,946,672
Hartford High Yield HLS
 Fund -- Class IA.............     2.00%       881,243     1.240722        1,093,378
Hartford High Yield HLS
 Fund -- Class IA.............     2.05%        43,158     1.239208           53,482
Hartford High Yield HLS
 Fund -- Class IA.............     2.15%       409,869     1.235759          506,499
Hartford High Yield HLS
 Fund -- Class IA.............     2.20%       213,573     1.234720          263,703
Hartford High Yield HLS
 Fund -- Class IA.............     2.30%       140,919     1.233474          173,820
Hartford High Yield HLS
 Fund -- Class IB.............     1.40%     6,118,951     1.193021        7,300,038
Hartford High Yield HLS
 Fund -- Class IB.............     1.45%    16,851,791     1.192022       20,087,706
Hartford High Yield HLS
 Fund -- Class IB.............     1.45%    30,331,537     1.192022       36,155,859
Hartford High Yield HLS
 Fund -- Class IB.............     1.60%     1,385,576     1.183444        1,639,752
Hartford High Yield HLS
 Fund -- Class IB.............     1.60%     4,576,990     1.183444        5,416,611
Hartford High Yield HLS
 Fund -- Class IB.............     1.65%     1,747,977     1.182703        2,067,338
Hartford High Yield HLS
 Fund -- Class IB.............     1.65%     6,083,843     1.182703        7,195,379
Hartford High Yield HLS
 Fund -- Class IB.............     1.70%     1,432,688     1.181709        1,693,021
Hartford High Yield HLS
 Fund -- Class IB.............     1.75%    24,425,577     1.175187       28,704,620
Hartford High Yield HLS
 Fund -- Class IB.............     1.75%       465,335     1.175187          546,856
Hartford High Yield HLS
 Fund -- Class IB.............     1.80%    23,049,365     1.174192       27,064,380
Hartford High Yield HLS
 Fund -- Class IB.............     1.80%    47,033,782     1.174192       55,226,691
Hartford High Yield HLS
 Fund -- Class IB.............     1.90%    10,743,179     1.237577       13,295,511
Hartford High Yield HLS
 Fund -- Class IB.............     1.95%     5,258,710     1.169928        6,152,312
Hartford High Yield HLS
 Fund -- Class IB.............     1.95%     5,319,827     1.169928        6,223,815
Hartford High Yield HLS
 Fund -- Class IB.............     2.00%       889,156     1.168523        1,038,999
Hartford High Yield HLS
 Fund -- Class IB.............     2.00%     2,374,954     1.168523        2,775,189
Hartford High Yield HLS
 Fund -- Class IB.............     2.05%     3,343,584     1.167555        3,903,818
Hartford High Yield HLS
 Fund -- Class IB.............     2.10%       733,325     1.165258          854,513
Hartford High Yield HLS
 Fund -- Class IB.............     2.10%        86,106     1.165258          100,336
Hartford High Yield HLS
 Fund -- Class IB.............     2.15%       861,479     1.164289        1,003,010
Hartford High Yield HLS
 Fund -- Class IB.............     2.15%     2,246,819     1.164289        2,615,947
Hartford High Yield HLS
 Fund -- Class IB.............     2.20%     1,759,038     1.163702        2,046,996
Hartford High Yield HLS
 Fund -- Class IB.............     2.25%       907,148     1.163119        1,055,122
Hartford High Yield HLS
 Fund -- Class IB.............     2.30%         6,224     1.162544            7,236

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Index HLS Fund --
 Class IA.....................     0.40%        16,620   $ 0.985951  $        16,388
Hartford Index HLS Fund --
 Class IA.....................     0.80%     2,954,636     0.957372        2,828,686
Hartford Index HLS Fund --
 Class IA.....................     0.95%       471,962     0.949917          448,324
Hartford Index HLS Fund --
 Class IA.....................     1.00%       217,260     0.949877          206,370
Hartford Index HLS Fund --
 Class IA.....................     1.10%        39,445     0.943260           37,207
Hartford Index HLS Fund --
 Class IA.....................     1.15%     7,743,535     0.942479        7,298,119
Hartford Index HLS Fund --
 Class IA.....................     1.25%   115,307,930     4.585551      528,750,396
Hartford Index HLS Fund --
 Class IA.....................     1.30%       121,858     0.939081          114,434
Hartford Index HLS Fund --
 Class IA.....................     1.35%        47,037     0.937952           44,118
Hartford Index HLS Fund --
 Class IA.....................     1.40%     3,107,591     4.546757       14,129,461
Hartford Index HLS Fund --
 Class IA.....................     1.45%     1,534,832     4.549717        6,983,050
Hartford Index HLS Fund --
 Class IA.....................     1.50%    28,724,929     1.001687       28,773,388
Hartford Index HLS Fund --
 Class IA.....................     1.60%     4,082,637     4.511230       18,417,715
Hartford Index HLS Fund --
 Class IA.....................     1.65%     7,341,625     0.993845        7,296,437
Hartford Index HLS Fund --
 Class IA.....................     1.70%        55,267     0.993883           54,929
Hartford Index HLS Fund --
 Class IA.....................     1.75%       421,346     4.494902        1,893,909
Hartford Index HLS Fund --
 Class IA.....................     1.80%       693,149     4.489460        3,111,863
Hartford Index HLS Fund --
 Class IA.....................     1.85%     1,337,933     0.986093        1,319,326
Hartford Index HLS Fund --
 Class IA.....................     1.90%        60,174     0.985599           59,307
Hartford Index HLS Fund --
 Class IA.....................     1.95%       375,358     4.473202        1,679,052
Hartford Index HLS Fund --
 Class IA.....................     2.00%     1,597,666     0.982526        1,569,748
Hartford Index HLS Fund --
 Class IA.....................     2.05%         9,476     0.981316            9,299
Hartford Index HLS Fund --
 Class IA.....................     2.15%       124,163     0.978586          121,505
Hartford Index HLS Fund --
 Class IA.....................     2.20%         1,928     0.977773            1,885
Hartford Index HLS Fund --
 Class IA.....................     2.30%        88,220     0.976788           86,172
Hartford Index HLS Fund --
 Class IB.....................     1.40%     5,554,989     0.847679        4,708,848
Hartford Index HLS Fund --
 Class IB.....................     1.45%    25,445,996     0.846965       21,551,868
Hartford Index HLS Fund --
 Class IB.....................     1.45%    30,367,501     0.846965       25,720,211
Hartford Index HLS Fund --
 Class IB.....................     1.60%     2,265,231     0.840858        1,904,737
Hartford Index HLS Fund --
 Class IB.....................     1.60%     3,532,388     0.840858        2,970,236
Hartford Index HLS Fund --
 Class IB.....................     1.65%     4,166,965     0.840354        3,501,726
Hartford Index HLS Fund --
 Class IB.....................     1.65%     5,519,920     0.840354        4,638,687
Hartford Index HLS Fund --
 Class IB.....................     1.70%     1,383,989     0.839636        1,162,047
Hartford Index HLS Fund --
 Class IB.....................     1.75%    18,829,939     0.834992       15,722,849
Hartford Index HLS Fund --
 Class IB.....................     1.75%       535,135     0.834992          446,833
Hartford Index HLS Fund --
 Class IB.....................     1.80%    22,376,486     0.834283       18,668,322
Hartford Index HLS Fund --
 Class IB.....................     1.80%    43,103,813     0.834283       35,960,778
Hartford Index HLS Fund --
 Class IB.....................     1.90%     1,383,115     4.416663        6,108,754
Hartford Index HLS Fund --
 Class IB.....................     1.95%     3,736,099     0.831263        3,105,681
Hartford Index HLS Fund --
 Class IB.....................     1.95%     5,728,378     0.831263        4,761,788
Hartford Index HLS Fund --
 Class IB.....................     2.00%       609,873     0.830289          506,371
Hartford Index HLS Fund --
 Class IB.....................     2.00%     1,676,050     0.830289        1,391,606
Hartford Index HLS Fund --
 Class IB.....................     2.05%     1,823,457     0.829569        1,512,683
Hartford Index HLS Fund --
 Class IB.....................     2.10%       415,069     0.827952          343,657
Hartford Index HLS Fund --
 Class IB.....................     2.10%        17,523     0.827952           14,508
Hartford Index HLS Fund --
 Class IB.....................     2.15%       459,071     0.827267          379,775
Hartford Index HLS Fund --
 Class IB.....................     2.15%     2,493,107     0.827267        2,062,465
Hartford Index HLS Fund --
 Class IB.....................     2.20%     1,273,051     0.826856        1,052,630

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Index HLS Fund --
 Class IB.....................     2.25%       689,949   $ 0.826432  $       570,196
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     0.80%     1,705,240     1.304632        2,224,707
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     0.95%       105,898     1.297478          137,400
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.00%        52,998     1.295091           68,637
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.10%       154,343     1.289078          198,961
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.15%     6,914,741     1.287995        8,906,152
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.25%    56,814,021     1.283277       72,908,126
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.30%       556,450     1.283344          714,116
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.35%       307,172     1.281792          393,731
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.40%     1,401,814     1.276238        1,789,048
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.45%     2,107,047     1.273902        2,684,172
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.50%     7,559,887     1.271563        9,612,873
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.60%     7,694,520     1.266904        9,748,218
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.65%    10,311,650     1.264573       13,039,834
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.70%       114,936     1.262260          145,080
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.75%       959,553     1.262313        1,211,256
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.80%     1,118,717     1.260785        1,410,462
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.85%        33,736     1.255347           42,351
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.90%         9,657     1.254730           12,117
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.95%       902,098     1.256242        1,133,253
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     2.00%        32,274     1.250795           40,369
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.40%     4,423,348     1.264289        5,592,390
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.45%    17,522,358     1.263239       22,134,926
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.60%     2,274,780     1.256315        2,857,840

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.65%     2,730,415   $ 1.253997  $     3,423,932
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.70%       714,593     1.252957          895,354
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.75%     9,847,288     1.248152       12,290,912
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.80%    26,567,973     1.247095       33,132,786
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.90%    13,241,077     1.244914       16,484,002
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.95%     6,301,629     1.242578        7,830,266
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.00%       837,925     1.241074        1,039,927
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.05%     1,158,472     1.240047        1,436,560
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.10%       348,993     1.237640          431,928
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.15%     1,347,828     1.236597        1,666,720
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.20%     1,631,523     1.235966        2,016,506
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.25%       950,794     1.235361        1,174,574
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     2.30%        21,694     1.234745           26,787
Hartford International Small
 Company HLS Fund --
 Class IA.....................     0.80%       224,941     1.557691          350,391
Hartford International Small
 Company HLS Fund --
 Class IA.....................     0.95%        41,930     1.549145           64,956
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.00%        25,344     1.546277           39,189
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.10%        72,740     1.539095          111,953
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.15%     1,735,157     1.537819        2,668,358
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.25%    18,202,589     1.532177       27,889,589
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.30%       104,591     1.532262          160,261
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.35%        25,400     1.530410           38,873
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.40%       682,773     1.523780        1,040,396
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.45%       433,037     1.520984          658,642
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.50%     2,141,733     1.518196        3,251,570
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.60%     2,549,786     1.512644        3,856,919
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.65%     1,814,210     1.509869        2,739,220
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.70%         7,811     1.507120           11,772
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.75%       473,881     1.507183          714,226
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.80%       419,258     1.505371          631,139
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.85%        45,098     1.498845           67,595
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.90%        11,850     1.498103           17,753
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.95%       563,335     1.499917          844,956
Hartford International Small
 Company HLS Fund --
 Class IA.....................     2.05%         3,546     1.491610            5,289
Hartford International Small
 Company HLS Fund --
 Class IA.....................     2.20%         4,870     1.486229            7,238
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.40%     1,178,979     1.509488        1,779,655

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.45%     5,841,817   $ 1.508229  $     8,810,798
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.60%       534,879     1.499943          802,288
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.65%       539,577     1.497213          807,862
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.70%       150,450     1.495944          225,065
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.75%     3,682,049     1.490272        5,487,254
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.80%    10,424,184     1.489029       15,521,913
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.90%     4,749,037     1.486367        7,058,811
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.95%     2,519,049     1.483617        3,737,304
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.00%       284,932     1.481829          422,220
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.05%       234,407     1.480589          347,060
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.10%       128,775     1.477694          190,290
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.15%       649,506     1.476459          958,969
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.20%       284,595     1.475724          419,983
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.25%       224,865     1.474983          331,673
Hartford International Small
 Company HLS Fund --
 Class IB.....................     2.30%         3,941     1.474252            5,811
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.40%         5,106     1.109605            5,669
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.80%     4,192,996     1.002102        4,201,810
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     0.95%        95,331     0.994294           94,787
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.00%       126,181     0.994275          125,459
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.10%       409,698     0.987370          404,524
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.15%    18,316,464     0.986529       18,069,723
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.25%   229,281,151     1.850399      424,261,613
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.30%       989,110     0.982965          972,260
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.35%       739,454     0.981793          725,991
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.40%     3,898,623     1.834732        7,152,929
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.45%     2,765,212     1.835937        5,076,754
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.50%    20,184,409     1.026599       20,721,294
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.60%     6,197,201     1.820395       11,281,354
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.65%    38,920,917     1.018537       39,642,394
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.70%       166,789     1.018593          169,890
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.75%     1,166,994     1.813825        2,116,723
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.80%       914,757     1.811644        1,657,214
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.85%       383,792     1.010623          387,869
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.90%        34,401     1.010128           34,750
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.95%     2,210,441     1.805079        3,990,020
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     2.00%        35,482     1.006938           35,729
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     2.10%         3,940     1.005240            3,960
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.40%    12,066,427     1.081252       13,046,848
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.45%    19,519,485     0.774893       15,125,512
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.45%    17,149,868     0.774893       13,289,313
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.60%     1,469,334     0.769317        1,130,384
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.60%     3,493,200     0.769317        2,687,378
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.65%     1,175,326     0.768861          903,662
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.65%     3,143,010     0.768861        2,416,538
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.70%     2,295,668     0.768218        1,763,573
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.75%     1,358,180     0.763951        1,037,583
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.75%    26,950,216     0.766242       20,650,387
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.80%    16,643,344     0.763308       12,703,998

_____________________________________ SA-31 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.80%    41,823,692   $ 0.763308  $    31,924,359
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.90%    45,975,294     1.060864       48,773,534
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.95%     3,003,687     0.760545        2,284,439
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     1.95%    22,973,418     0.760545       17,472,318
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.00%       588,678     0.759641          447,184
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.00%     1,353,971     0.759641        1,028,532
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.05%     2,031,499     0.758997        1,541,902
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.10%       755,932     0.757511          572,627
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.10%       469,707     0.757511          355,808
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.15%       472,684     0.756891          357,770
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.15%     1,454,476     0.756891        1,100,880
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.20%     4,566,849     1.031909        4,712,573
Hartford International
 Opportunities HLS Fund --
 Class IB.....................     2.25%     2,375,030     1.030653        2,447,832
Hartford MidCap HLS Fund --
 Class IA.....................     0.80%     6,754,711     2.064266       13,943,519
Hartford MidCap HLS Fund --
 Class IA.....................     0.95%       488,880     2.048196        1,001,321
Hartford MidCap HLS Fund --
 Class IA.....................     1.00%       491,194     2.048131        1,006,029
Hartford MidCap HLS Fund --
 Class IA.....................     1.15%       186,242     2.032220          378,486
Hartford MidCap HLS Fund --
 Class IA.....................     1.25%   223,973,396     3.209688      718,884,720
Hartford MidCap HLS Fund --
 Class IA.....................     1.30%        40,927     2.024860           82,871
Hartford MidCap HLS Fund --
 Class IA.....................     1.40%     8,505,345     3.182542       27,068,617
Hartford MidCap HLS Fund --
 Class IA.....................     1.45%     3,072,146     3.184618        9,783,611
Hartford MidCap HLS Fund --
 Class IA.....................     1.50%    11,101,999     2.344907       26,033,154
Hartford MidCap HLS Fund --
 Class IA.....................     1.60%     2,539,952     3.157693        8,020,388
Hartford MidCap HLS Fund --
 Class IA.....................     1.65%       496,099     2.326556        1,154,201
Hartford MidCap HLS Fund --
 Class IA.....................     1.70%       474,778     2.326588        1,104,613
Hartford MidCap HLS Fund --
 Class IA.....................     1.75%       503,158     3.146255        1,583,064
Hartford MidCap HLS Fund --
 Class IA.....................     1.80%        77,651     3.142459          244,014
Hartford MidCap HLS Fund --
 Class IA.....................     1.85%       303,622     2.308394          700,879
Hartford MidCap HLS Fund --
 Class IA.....................     1.90%        40,559     2.307240           93,580
Hartford MidCap HLS Fund --
 Class IA.....................     1.95%        56,107     3.131087          175,675
Hartford MidCap HLS Fund --
 Class IA.....................     2.00%        94,099     2.300015          216,428
Hartford MidCap HLS Fund --
 Class IA.....................     2.05%         1,994     2.297243            4,582
Hartford MidCap HLS Fund --
 Class IB.....................     1.45%    21,096,031     1.264280       26,671,290
Hartford MidCap HLS Fund --
 Class IB.....................     1.45%    17,850,467     1.264280       22,567,989
Hartford MidCap HLS Fund --
 Class IB.....................     1.60%     3,602,717     1.255162        4,521,993
Hartford MidCap HLS Fund --
 Class IB.....................     1.60%     3,393,546     1.255162        4,259,450
Hartford MidCap HLS Fund --
 Class IB.....................     1.65%     2,669,723     1.254397        3,348,892
Hartford MidCap HLS Fund --
 Class IB.....................     1.65%     4,524,213     1.254397        5,675,159
Hartford MidCap HLS Fund --
 Class IB.....................     1.80%     1,554,133     1.245355        1,935,447
Hartford MidCap HLS Fund --
 Class IB.....................     1.80%     3,112,870     1.245355        3,876,628
Hartford MidCap HLS Fund --
 Class IB.....................     1.95%       300,596     1.240852          372,995
Hartford MidCap HLS Fund --
 Class IB.....................     1.95%       253,164     1.240852          314,140
Hartford MidCap HLS Fund --
 Class IB.....................     2.00%        62,253     1.239351           77,153
Hartford MidCap HLS Fund --
 Class IB.....................     2.00%       331,060     1.239351          410,299
Hartford MidCap HLS Fund --
 Class IB.....................     2.10%        11,008     1.235900           13,605
Hartford MidCap HLS Fund --
 Class IB.....................     2.10%       128,383     1.235900          158,669
Hartford MidCap HLS Fund --
 Class IB.....................     2.15%         9,666     1.234870           11,937
Hartford MidCap HLS Fund --
 Class IB.....................     2.15%       145,945     1.234870          180,223

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford MidCap HLS Fund --
 Class IB.....................     2.30%        21,741   $ 1.233002  $        26,807
Hartford MidCap Value HLS
 Fund -- Class IA.............     0.40%         7,890     1.428140           11,270
Hartford MidCap Value HLS
 Fund -- Class IA.............     0.80%    17,779,074     1.407358       25,021,522
Hartford MidCap Value HLS
 Fund -- Class IA.............     0.95%     1,721,828     1.399611        2,409,889
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.00%     1,356,606     1.397080        1,895,287
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.10%     1,188,531     1.390567        1,652,733
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.15%    22,814,524     1.389389       31,698,248
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.25%   186,816,416     1.384316      258,612,953
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.30%     2,579,224     1.384361        3,570,578
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.35%       130,610     1.382707          180,595
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.40%     7,315,583     1.376722       10,071,524
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.45%     9,810,042     1.374199       13,480,950
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.50%    30,783,655     1.371673       42,225,109
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.60%    35,615,266     1.366655       48,673,781
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.65%     9,932,459     1.364127       13,549,135
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.70%       414,978     1.361641          565,052
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.75%     3,760,542     1.361702        5,120,738
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.80%     4,185,023     1.360070        5,691,924
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.85%     3,678,261     1.354157        4,980,943
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.90%        19,241     1.353487           26,043
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.95%     2,222,043     1.355138        3,011,175
Hartford MidCap Value HLS
 Fund -- Class IA.............     2.00%     1,022,338     1.349283        1,379,423
Hartford MidCap Value HLS
 Fund -- Class IA.............     2.05%        46,929     1.347641           63,243
Hartford MidCap Value HLS
 Fund -- Class IA.............     2.10%        21,805     1.346969           29,371
Hartford MidCap Value HLS
 Fund -- Class IA.............     2.15%       269,860     1.343880          362,659
Hartford MidCap Value HLS
 Fund -- Class IA.............     2.20%        72,611     1.342762           97,499
Hartford MidCap Value HLS
 Fund -- Class IA.............     2.30%       112,009     1.341421          150,252
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.40%     7,083,152     1.363905        9,660,747
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.45%    66,625,079     1.362751       90,793,393
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.60%     8,287,502     1.355283       11,231,910
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.65%    11,697,575     1.352773       15,824,163
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.70%     2,121,927     1.351647        2,868,097
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.75%    27,535,498     1.346477       37,075,914
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.80%    98,694,452     1.345371      132,780,653
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.90%    16,082,374     1.342963       21,598,034
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.95%    14,331,117     1.340490       19,210,719
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.00%     4,191,993     1.338883        5,612,588
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.05%     3,110,855     1.337760        4,161,578
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.10%     1,762,059     1.335145        2,352,605
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.15%     3,327,936     1.334036        4,439,586
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.20%     2,082,989     1.333356        2,777,366
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.25%       961,433     1.332691        1,281,293
Hartford MidCap Value HLS
 Fund -- Class IB.............     2.30%         9,574     1.332026           12,753
Hartford Money Market HLS
 Fund -- Class IA.............     0.40%           944     1.037708              989
Hartford Money Market HLS
 Fund -- Class IA.............     0.80%     1,909,739     1.103248        2,106,916
Hartford Money Market HLS
 Fund -- Class IA.............     0.95%        88,402     1.094675           96,771
Hartford Money Market HLS
 Fund -- Class IA.............     1.00%        14,747     1.094625           16,143
Hartford Money Market HLS
 Fund -- Class IA.............     1.10%        41,864     1.087015           45,507

_____________________________________ SA-33 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Money Market HLS
 Fund -- Class IA.............     1.15%     4,538,490   $ 1.086127  $     4,929,377
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%   118,238,464     1.899008      224,535,789
Hartford Money Market HLS
 Fund -- Class IA.............     1.30%        82,076     1.082179           88,821
Hartford Money Market HLS
 Fund -- Class IA.............     1.35%       111,975     1.080883          121,032
Hartford Money Market HLS
 Fund -- Class IA.............     1.40%     3,693,649     1.882952        6,954,963
Hartford Money Market HLS
 Fund -- Class IA.............     1.45%     1,119,296     1.884186        2,108,962
Hartford Money Market HLS
 Fund -- Class IA.............     1.50%    19,614,952     1.108340       21,740,036
Hartford Money Market HLS
 Fund -- Class IA.............     1.60%     4,936,720     1.868265        9,223,101
Hartford Money Market HLS
 Fund -- Class IA.............     1.65%     7,868,288     1.099647        8,652,339
Hartford Money Market HLS
 Fund -- Class IA.............     1.70%       232,794     1.099679          255,999
Hartford Money Market HLS
 Fund -- Class IA.............     1.75%       617,582     1.861504        1,149,631
Hartford Money Market HLS
 Fund -- Class IA.............     1.80%       858,163     1.859262        1,595,549
Hartford Money Market HLS
 Fund -- Class IA.............     1.85%     1,018,170     1.091064        1,110,889
Hartford Money Market HLS
 Fund -- Class IA.............     1.95%       760,643     1.852519        1,409,106
Hartford Money Market HLS
 Fund -- Class IA.............     2.00%     1,048,821     1.087114        1,140,188
Hartford Money Market HLS
 Fund -- Class IA.............     2.05%       122,728     1.085803          133,258
Hartford Money Market HLS
 Fund -- Class IA.............     2.15%        91,523     1.082773           99,099
Hartford Money Market HLS
 Fund -- Class IA.............     2.20%        54,492     1.081872           58,953
Hartford Money Market HLS
 Fund -- Class IA.............     2.30%         8,723     0.992573            8,659
Hartford Money Market HLS
 Fund -- Class IB.............     1.40%     5,657,469     1.114015        6,302,505
Hartford Money Market HLS
 Fund -- Class IB.............     1.45%    22,516,843     1.039207       23,399,661
Hartford Money Market HLS
 Fund -- Class IB.............     1.45%    26,005,782     1.039207       27,025,391
Hartford Money Market HLS
 Fund -- Class IB.............     1.60%     1,596,414     1.031737        1,647,080
Hartford Money Market HLS
 Fund -- Class IB.............     1.60%     3,414,321     1.031737        3,522,681
Hartford Money Market HLS
 Fund -- Class IB.............     1.65%     1,541,325     1.031091        1,589,247
Hartford Money Market HLS
 Fund -- Class IB.............     1.65%     3,994,338     1.031091        4,118,526
Hartford Money Market HLS
 Fund -- Class IB.............     1.70%       710,572     1.030240          732,060
Hartford Money Market HLS
 Fund -- Class IB.............     1.75%       354,863     1.024521          363,565
Hartford Money Market HLS
 Fund -- Class IB.............     1.75%    12,291,383     1.027608       12,630,723
Hartford Money Market HLS
 Fund -- Class IB.............     1.80%    18,028,717     1.023675       18,455,547
Hartford Money Market HLS
 Fund -- Class IB.............     1.80%    29,045,854     1.023675       29,733,514
Hartford Money Market HLS
 Fund -- Class IB.............     1.90%     8,853,937     1.093016        9,677,494
Hartford Money Market HLS
 Fund -- Class IB.............     1.95%     3,332,453     1.019979        3,399,032
Hartford Money Market HLS
 Fund -- Class IB.............     1.95%     4,529,238     1.019979        4,619,728
Hartford Money Market HLS
 Fund -- Class IB.............     2.00%     1,004,468     1.018734        1,023,285
Hartford Money Market HLS
 Fund -- Class IB.............     2.00%     1,091,232     1.018734        1,111,675
Hartford Money Market HLS
 Fund -- Class IB.............     2.05%       913,075     1.017888          929,409
Hartford Money Market HLS
 Fund -- Class IB.............     2.10%       346,468     1.015905          351,979
Hartford Money Market HLS
 Fund -- Class IB.............     2.10%        51,591     1.015905           52,412
Hartford Money Market HLS
 Fund -- Class IB.............     2.15%       964,688     1.015037          979,194
Hartford Money Market HLS
 Fund -- Class IB.............     2.15%     1,620,560     1.015037        1,644,928
Hartford Money Market HLS
 Fund -- Class IB.............     2.20%     1,356,451     0.965057        1,309,052
Hartford Money Market HLS
 Fund -- Class IB.............     2.25%       526,714     0.963899          507,699
Hartford Money Market HLS
 Fund -- Class IB.............     2.30%        15,514     0.963422           14,947
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     0.80%     1,364,565     1.321277        1,802,968
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     0.95%       163,139     1.310995          213,874
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.00%        71,632     1.310958           93,906
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.10%        48,713     1.301855           63,418

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.15%     3,300,429   $ 1.300777  $     4,293,122
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.25%    49,452,979     2.843601      140,624,540
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.30%       116,249     1.296052          150,665
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.35%        75,204     1.294479           97,349
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.40%     1,669,738     2.819594        4,707,984
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.45%       689,399     2.821400        1,945,072
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.50%    12,496,451     1.295334       16,187,078
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.60%     6,547,729     2.797557       18,317,644
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.65%     3,560,429     1.285175        4,575,774
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.70%       161,894     1.285208          208,067
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.75%       644,243     2.787418        1,795,773
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.80%       536,094     2.784056        1,492,516
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.85%     1,130,525     1.275109        1,441,543
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.90%         5,490     1.274490            6,996
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.95%       384,304     2.773975        1,066,051
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     2.00%       736,785     1.270531          936,108
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     2.15%        40,701     1.265439           51,505
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     2.20%        30,497     1.264380           38,560
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     2.30%        68,988     1.263109           87,139
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.40%     2,501,552     1.253936        3,136,786
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.45%    10,435,972     1.252884       13,075,063
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.45%    24,567,959     1.252884       30,780,803
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.60%       605,963     1.243850          753,727
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.60%     2,392,709     1.243850        2,976,171
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.65%       962,594     1.243088        1,196,589
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.65%     2,812,773     1.243088        3,496,525
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.70%       620,464     1.242044          770,644
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.75%    10,127,821     1.235190       12,509,783
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.75%       115,407     1.235190          142,549
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.80%    13,845,387     1.234143       17,087,187
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.80%    31,738,184     1.234143       39,169,458
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.90%     1,610,449     2.738765        4,410,641
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.95%     2,630,413     1.229665        3,234,527
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.95%     2,320,928     1.229665        2,853,963
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.00%       287,851     1.228187          353,534
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.00%     1,036,024     1.228187        1,272,431
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.05%       719,821     1.227154          883,331
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.10%       317,263     1.224761          388,571
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.10%        21,173     1.224761           25,932
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.15%       333,222     1.223736          407,776
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.15%     1,407,957     1.223736        1,722,968
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.20%       325,689     1.223121          398,357
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.25%       195,541     1.222504          239,050
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     2.30%        19,395     1.221900           23,699
Hartford Small Company HLS
 Fund -- Class IA.............     0.40%         4,679     1.142876            5,349
Hartford Small Company HLS
 Fund -- Class IA.............     0.80%     3,702,530     1.182523        4,378,327
Hartford Small Company HLS
 Fund -- Class IA.............     0.95%       278,069     1.173326          326,265
Hartford Small Company HLS
 Fund -- Class IA.............     1.00%       232,054     1.173292          272,267

_____________________________________ SA-35 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Small Company HLS
 Fund -- Class IA.............     1.10%       139,181   $ 1.165129  $       162,163
Hartford Small Company HLS
 Fund -- Class IA.............     1.15%     5,509,242     1.164164        6,413,661
Hartford Small Company HLS
 Fund -- Class IA.............     1.25%   175,080,453     1.906592      333,806,990
Hartford Small Company HLS
 Fund -- Class IA.............     1.30%       439,627     1.159944          509,943
Hartford Small Company HLS
 Fund -- Class IA.............     1.35%        50,165     1.158555           58,118
Hartford Small Company HLS
 Fund -- Class IA.............     1.40%     6,455,506     1.890483       12,204,023
Hartford Small Company HLS
 Fund -- Class IA.............     1.45%     2,311,667     1.891707        4,372,997
Hartford Small Company HLS
 Fund -- Class IA.............     1.50%    16,506,980     1.332851       22,001,345
Hartford Small Company HLS
 Fund -- Class IA.............     1.60%     8,852,958     1.875724       16,605,705
Hartford Small Company HLS
 Fund -- Class IA.............     1.65%     4,543,236     1.322402        6,007,984
Hartford Small Company HLS
 Fund -- Class IA.............     1.70%       184,126     1.322453          243,498
Hartford Small Company HLS
 Fund -- Class IA.............     1.75%     1,125,703     1.868924        2,103,853
Hartford Small Company HLS
 Fund -- Class IA.............     1.80%     1,067,061     1.866680        1,991,861
Hartford Small Company HLS
 Fund -- Class IA.............     1.85%     1,541,564     1.312063        2,022,629
Hartford Small Company HLS
 Fund -- Class IA.............     1.90%        36,144     1.311418           47,399
Hartford Small Company HLS
 Fund -- Class IA.............     1.95%       603,041     1.859901        1,121,596
Hartford Small Company HLS
 Fund -- Class IA.............     2.00%       661,047     1.307324          864,203
Hartford Small Company HLS
 Fund -- Class IA.............     2.05%         3,704     1.305755            4,836
Hartford Small Company HLS
 Fund -- Class IA.............     2.15%        57,514     1.302105           74,890
Hartford Small Company HLS
 Fund -- Class IA.............     2.20%         3,332     1.301025            4,336
Hartford Small Company HLS
 Fund -- Class IA.............     2.30%       141,349     1.299719          183,714
Hartford Small Company HLS
 Fund -- Class IB.............     1.40%     2,828,347     1.328086        3,756,288
Hartford Small Company HLS
 Fund -- Class IB.............     1.45%    27,729,782     0.695370       19,282,459
Hartford Small Company HLS
 Fund -- Class IB.............     1.45%    36,012,141     0.695370       25,041,762
Hartford Small Company HLS
 Fund -- Class IB.............     1.60%     3,029,861     0.690332        2,091,610
Hartford Small Company HLS
 Fund -- Class IB.............     1.60%     4,606,433     0.690332        3,179,968
Hartford Small Company HLS
 Fund -- Class IB.............     1.65%     1,936,393     0.689910        1,335,937
Hartford Small Company HLS
 Fund -- Class IB.............     1.65%     7,469,772     0.689910        5,153,471
Hartford Small Company HLS
 Fund -- Class IB.............     1.70%     1,563,756     0.689346        1,077,969
Hartford Small Company HLS
 Fund -- Class IB.............     1.75%       288,974     0.685495          198,091
Hartford Small Company HLS
 Fund -- Class IB.............     1.75%    22,833,657     0.687591       15,700,217
Hartford Small Company HLS
 Fund -- Class IB.............     1.80%    19,440,486     0.684933       13,315,430
Hartford Small Company HLS
 Fund -- Class IB.............     1.80%    52,411,687     0.684933       35,898,494
Hartford Small Company HLS
 Fund -- Class IB.............     1.90%     6,758,666     1.303053        8,806,901
Hartford Small Company HLS
 Fund -- Class IB.............     1.95%     5,370,463     0.682441        3,665,024
Hartford Small Company HLS
 Fund -- Class IB.............     1.95%     4,591,413     0.682441        3,133,368
Hartford Small Company HLS
 Fund -- Class IB.............     2.00%       527,791     0.681611          359,748
Hartford Small Company HLS
 Fund -- Class IB.............     2.00%     2,173,244     0.681611        1,481,307
Hartford Small Company HLS
 Fund -- Class IB.............     2.05%     2,600,628     0.681062        1,771,189
Hartford Small Company HLS
 Fund -- Class IB.............     2.10%       654,678     0.679718          444,996
Hartford Small Company HLS
 Fund -- Class IB.............     2.10%       118,049     0.679718           80,240
Hartford Small Company HLS
 Fund -- Class IB.............     2.15%       995,415     0.679171          676,057
Hartford Small Company HLS
 Fund -- Class IB.............     2.15%     2,095,118     0.679171        1,422,943
Hartford Small Company HLS
 Fund -- Class IB.............     2.20%       795,610     1.062682          845,480
Hartford Small Company HLS
 Fund -- Class IB.............     2.25%       454,364     1.061394          482,259
Hartford Small Company HLS
 Fund -- Class IB.............     2.30%        48,861     1.060853           51,834
Hartford Small Company HLS
 Fund -- Class IB.............     2.30%         4,625     1.060853            4,907
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     0.40%         4,285     1.261210            5,403

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-36 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     0.80%       779,465   $ 1.247805  $       972,620
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     0.95%        98,281     1.242815          122,145
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.00%        36,074     1.241148           44,773
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.10%       104,976     1.237221          129,879
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.15%    11,063,163     1.236179       13,676,050
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.25%    42,958,345     1.232886       52,962,742
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.30%       155,376     1.231719          191,379
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.35%       451,246     1.230225          555,134
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.40%     1,554,073     1.227983        1,908,376
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.45%     2,713,907     1.226342        3,328,178
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.50%    15,046,190     1.224699       18,427,054
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.60%    10,377,486     1.221408       12,675,145
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.65%    20,989,907     1.219807       25,603,635
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.70%        44,597     1.218167           54,327
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.75%     1,619,161     1.217009        1,970,534
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.80%     2,609,423     1.215532        3,171,838
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.85%     1,725,508     1.213291        2,093,543
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.90%         1,522    12.310086           18,741
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.95%     2,835,716     1.211116        3,434,381
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     2.00%     1,051,732     1.208893        1,271,431
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     2.05%        24,394     1.207430           29,454
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     2.10%         1,173     1.206814            1,415
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     2.15%     1,541,907     1.204061        1,856,550
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     2.20%        32,301     1.203069           38,861
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     2.30%     1,044,986     1.201867        1,255,934
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.40%     8,202,280     1.224421       10,043,044
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.45%    18,789,652     1.223394       22,987,147
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.60%     2,755,638     1.218487        3,357,709
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.65%     1,551,672     1.216875        1,888,191
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.70%     1,081,239     1.215846        1,314,620
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.75%    16,477,454     1.213032       19,987,679
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.80%    38,584,033     1.212032       46,765,083
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.90%    27,286,612     1.209241       32,996,090
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     1.95%    13,575,311     1.207620       16,393,817
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.00%     1,015,988     1.206164        1,225,448
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.05%     2,405,103     1.205159        2,898,532
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.10%       935,560     1.202795        1,125,287
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.15%     1,064,283     1.201794        1,279,049
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.20%     3,011,047     1.201190        3,616,840
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.25%     1,857,631     1.200593        2,230,258
Hartford SmallCap Growth HLS
 Fund -- Class IB.............     2.30%        32,309     1.199985           38,770
Hartford Stock HLS Fund --
 Class IA.....................     0.40%        25,578     0.891825           22,816
Hartford Stock HLS Fund --
 Class IA.....................     0.80%    53,618,115     0.889362       47,685,914
Hartford Stock HLS Fund --
 Class IA.....................     0.95%     4,103,450     0.882411        3,620,929
Hartford Stock HLS Fund --
 Class IA.....................     1.00%     3,805,353     0.882400        3,357,843
Hartford Stock HLS Fund --
 Class IA.....................     1.10%     2,249,612     0.876241        1,971,203
Hartford Stock HLS Fund --
 Class IA.....................     1.15%    55,256,532     0.875508       48,377,536
Hartford Stock HLS Fund --
 Class IA.....................     1.25%   396,625,740     5.488472    2,176,869,266

_____________________________________ SA-37 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Stock HLS Fund --
 Class IA.....................     1.30%     4,673,738   $ 0.872356  $     4,077,163
Hartford Stock HLS Fund --
 Class IA.....................     1.35%     1,156,626     0.871291        1,007,758
Hartford Stock HLS Fund --
 Class IA.....................     1.40%    11,380,679     5.442056       61,934,291
Hartford Stock HLS Fund --
 Class IA.....................     1.45%     5,515,161     5.445569       30,033,189
Hartford Stock HLS Fund --
 Class IA.....................     1.50%    84,262,359     0.924122       77,868,700
Hartford Stock HLS Fund --
 Class IA.....................     1.60%    11,215,763     5.399516       60,559,691
Hartford Stock HLS Fund --
 Class IA.....................     1.65%    58,867,123     0.916859       53,972,852
Hartford Stock HLS Fund --
 Class IA.....................     1.70%     1,075,220     0.916898          985,867
Hartford Stock HLS Fund --
 Class IA.....................     1.75%     1,377,656     5.379948        7,411,719
Hartford Stock HLS Fund --
 Class IA.....................     1.80%     1,272,735     5.373447        6,838,976
Hartford Stock HLS Fund --
 Class IA.....................     1.85%     5,523,795     0.909689        5,024,936
Hartford Stock HLS Fund --
 Class IA.....................     1.90%       192,553     0.909238          175,076
Hartford Stock HLS Fund --
 Class IA.....................     1.95%     1,458,011     5.353998        7,806,190
Hartford Stock HLS Fund --
 Class IA.....................     2.00%     2,176,137     0.906415        1,972,483
Hartford Stock HLS Fund --
 Class IA.....................     2.05%        84,382     0.905312           76,392
Hartford Stock HLS Fund --
 Class IA.....................     2.10%        25,852     0.904858           23,392
Hartford Stock HLS Fund --
 Class IA.....................     2.15%       481,397     0.902772          434,592
Hartford Stock HLS Fund --
 Class IA.....................     2.20%        47,992     0.902029           43,290
Hartford Stock HLS Fund --
 Class IA.....................     2.30%       172,182     0.901119          155,157
Hartford Stock HLS Fund --
 Class IB.....................     1.40%    19,822,571     1.008454       19,990,151
Hartford Stock HLS Fund --
 Class IB.....................     1.45%    79,385,874     0.790641       62,765,726
Hartford Stock HLS Fund --
 Class IB.....................     1.45%   107,043,151     0.790641       84,632,704
Hartford Stock HLS Fund --
 Class IB.....................     1.60%     9,552,681     0.784942        7,498,300
Hartford Stock HLS Fund --
 Class IB.....................     1.60%    14,858,106     0.784942       11,662,751
Hartford Stock HLS Fund --
 Class IB.....................     1.65%     9,681,572     0.784437        7,594,583
Hartford Stock HLS Fund --
 Class IB.....................     1.65%    22,119,372     0.784437       17,351,254
Hartford Stock HLS Fund --
 Class IB.....................     1.70%     3,397,839     0.783780        2,663,158
Hartford Stock HLS Fund --
 Class IB.....................     1.75%     2,471,256     0.779449        1,926,218
Hartford Stock HLS Fund --
 Class IB.....................     1.75%    51,051,430     0.781809       39,912,467
Hartford Stock HLS Fund --
 Class IB.....................     1.80%    52,397,256     0.778803       40,807,140
Hartford Stock HLS Fund --
 Class IB.....................     1.80%   117,254,012     0.778803       91,317,776
Hartford Stock HLS Fund --
 Class IB.....................     1.90%    53,354,118     0.989445       52,790,965
Hartford Stock HLS Fund --
 Class IB.....................     1.95%    12,350,539     0.775987        9,583,858
Hartford Stock HLS Fund --
 Class IB.....................     1.95%    30,065,048     0.775987       23,330,086
Hartford Stock HLS Fund --
 Class IB.....................     2.00%     2,627,062     0.775035        2,036,065
Hartford Stock HLS Fund --
 Class IB.....................     2.00%     5,566,841     0.775035        4,314,497
Hartford Stock HLS Fund --
 Class IB.....................     2.05%     9,079,080     0.774388        7,030,730
Hartford Stock HLS Fund --
 Class IB.....................     2.10%     2,293,874     0.772879        1,772,887
Hartford Stock HLS Fund --
 Class IB.....................     2.10%       575,336     0.772879          444,665
Hartford Stock HLS Fund --
 Class IB.....................     2.15%     1,267,401     0.772242          978,740
Hartford Stock HLS Fund --
 Class IB.....................     2.15%     6,359,998     0.772242        4,911,458
Hartford Stock HLS Fund --
 Class IB.....................     2.20%     7,630,074     0.829321        6,327,780
Hartford Stock HLS Fund --
 Class IB.....................     2.25%     5,094,862     0.828322        4,220,186
Hartford Stock HLS Fund --
 Class IB.....................     2.30%        58,977     0.827900           48,827
Hartford Stock HLS Fund --
 Class IB.....................     2.30%        55,256     0.827900           45,746
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     0.40%        38,680     1.115348           43,143
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     0.80%     2,133,155     1.103502        2,353,941
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     0.95%       121,415     1.099085          133,446

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-38 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.00%        38,301   $ 1.097616  $        42,040
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.10%        71,247     1.094137           77,953
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.15%    13,407,163     1.093234       14,657,166
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.25%    83,522,491     1.090311       91,065,490
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.30%       439,115     1.089283          478,321
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.35%       436,240     1.087952          474,608
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.40%     3,114,226     1.085951        3,381,897
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.45%     2,894,584     1.084507        3,139,197
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.50%    20,397,034     1.083067       22,091,355
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.60%    23,813,906     1.080167       25,722,996
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.65%    23,194,238     1.078734       25,020,413
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.70%       202,392     1.077294          218,036
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.75%     1,825,899     1.076261        1,965,143
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.80%     2,121,437     1.074956        2,280,452
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.85%     2,379,891     1.072995        2,553,611
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.90%         2,508     1.072458            2,690
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.95%     2,931,902     1.071070        3,140,272
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     2.00%     1,908,376     1.069104        2,040,253
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     2.05%        40,087     1.067811           42,806
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     2.10%         3,314     1.067261            3,537
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     2.15%        92,023     1.064828           97,988
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     2.20%       116,281     1.063947          123,717
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     2.30%       103,464     1.062866          109,968
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.40%    11,354,419     1.078597       12,246,843
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.45%    39,572,098     1.077710       42,647,246
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.60%     2,592,146     1.073397        2,782,402
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.65%     3,570,696     1.071951        3,827,611
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.70%     1,405,566     1.071069        1,505,459
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.75%    21,621,763     1.068560       23,104,151
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.80%    75,068,144     1.067670       80,148,005
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.90%    28,386,361     1.065233       30,238,088
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     1.95%    15,805,004     1.063802       16,813,395
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     2.00%     2,555,208     1.062540        2,715,011
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     2.05%     1,683,831     1.061642        1,787,625
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     2.10%       747,277     1.059559          791,784
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     2.15%     2,927,174     1.058663        3,098,890
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     2.20%     2,500,348     1.058138        2,645,713
Hartford U.S. Government
 Securities HLS Fund --
 Class IB.....................     2.25%     1,425,548     1.057603        1,507,664
Hartford Value HLS Fund --
 Class IA.....................     0.80%     3,214,557     1.078739        3,467,667
Hartford Value HLS Fund --
 Class IA.....................     0.95%       325,653     1.072822          349,368
Hartford Value HLS Fund --
 Class IA.....................     1.00%       220,206     1.070854          235,808
Hartford Value HLS Fund --
 Class IA.....................     1.10%       104,781     1.065892          111,686
Hartford Value HLS Fund --
 Class IA.....................     1.15%     4,785,690     1.065003        5,096,775
Hartford Value HLS Fund --
 Class IA.....................     1.25%    50,681,703     1.061091       53,777,899
Hartford Value HLS Fund --
 Class IA.....................     1.30%       438,846     1.061133          465,674
Hartford Value HLS Fund --
 Class IA.....................     1.35%        18,992     1.059834           20,128
Hartford Value HLS Fund --
 Class IA.....................     1.40%     2,442,139     1.055245        2,577,055
Hartford Value HLS Fund --
 Class IA.....................     1.45%     2,490,041     1.053335        2,622,847

_____________________________________ SA-39 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Value HLS Fund --
 Class IA.....................     1.50%    10,131,681   $ 1.051392  $    10,652,368
Hartford Value HLS Fund --
 Class IA.....................     1.60%    10,618,939     1.047545       11,123,816
Hartford Value HLS Fund --
 Class IA.....................     1.65%     5,073,574     1.045634        5,305,101
Hartford Value HLS Fund --
 Class IA.....................     1.70%       164,739     1.043723          171,942
Hartford Value HLS Fund --
 Class IA.....................     1.75%       553,898     1.043764          578,139
Hartford Value HLS Fund --
 Class IA.....................     1.80%     1,079,761     1.042496        1,125,647
Hartford Value HLS Fund --
 Class IA.....................     1.85%     1,346,176     1.037992        1,397,320
Hartford Value HLS Fund --
 Class IA.....................     1.90%         6,969     1.037468            7,230
Hartford Value HLS Fund --
 Class IA.....................     1.95%     1,009,643     1.038717        1,048,733
Hartford Value HLS Fund --
 Class IA.....................     2.00%     1,223,630     1.034205        1,265,484
Hartford Value HLS Fund --
 Class IA.....................     2.05%        26,303     1.032969           27,170
Hartford Value HLS Fund --
 Class IA.....................     2.15%        86,960     1.030096           89,578
Hartford Value HLS Fund --
 Class IA.....................     2.20%        69,095     1.029227           71,115
Hartford Value HLS Fund --
 Class IA.....................     2.30%        99,445     1.028200          102,249
Hartford Value HLS Fund --
 Class IB.....................     1.40%     2,622,112     1.045388        2,741,125
Hartford Value HLS Fund --
 Class IB.....................     1.45%    23,225,546     1.044515       24,259,432
Hartford Value HLS Fund --
 Class IB.....................     1.60%     2,069,402     1.038795        2,149,684
Hartford Value HLS Fund --
 Class IB.....................     1.65%     5,023,549     1.036879        5,208,813
Hartford Value HLS Fund --
 Class IB.....................     1.70%       657,166     1.036033          680,845
Hartford Value HLS Fund --
 Class IB.....................     1.75%     8,741,637     1.032070        9,021,981
Hartford Value HLS Fund --
 Class IB.....................     1.80%    35,036,996     1.031199       36,130,115
Hartford Value HLS Fund --
 Class IB.....................     1.90%     5,426,319     1.029348        5,585,571
Hartford Value HLS Fund --
 Class IB.....................     1.95%     5,191,540     1.027463        5,334,116
Hartford Value HLS Fund --
 Class IB.....................     2.00%     1,150,371     1.026213        1,180,526
Hartford Value HLS Fund --
 Class IB.....................     2.05%     1,255,616     1.025360        1,287,458
Hartford Value HLS Fund --
 Class IB.....................     2.10%       568,779     1.023369          582,071
Hartford Value HLS Fund --
 Class IB.....................     2.15%       665,656     1.022510          680,640
Hartford Value HLS Fund --
 Class IB.....................     2.20%     1,091,980     1.021996        1,115,999
Hartford Value HLS Fund --
 Class IB.....................     2.25%       429,594     1.021490          438,826
Hartford Value HLS Fund --
 Class IB.....................     2.30%         9,456     1.020970            9,654
Hartford Value Opportunities
 HLS Fund -- Class IA.........     0.80%       456,566     1.327201          605,956
Hartford Value Opportunities
 HLS Fund -- Class IA.........     0.95%         6,456     1.321877            8,534
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.00%         1,220     1.320118            1,611
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.10%        94,303     1.315919          124,095
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.15%     3,817,366     1.314823        5,019,161
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.25%    30,338,283     1.311338       39,783,743
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.30%       103,005     1.310075          134,945
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.35%        36,234     1.308499           47,413
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.40%       988,926     1.306103        1,291,639
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.45%     1,017,889     1.304381        1,327,716
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.50%     8,486,300     1.302599       11,054,245
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.60%     5,609,016     1.299150        7,286,954
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.65%     4,636,148     1.297404        6,014,957
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.70%        25,746     1.295693           33,359
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.75%       511,507     1.294444          662,118
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.80%       770,150     1.292863          995,699
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.85%     1,661,096     1.290496        2,143,637
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.90%           791    14.697971           11,628

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-40 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.95%       620,206   $ 1.288215  $       798,959
Hartford Value Opportunities
 HLS Fund -- Class IA.........     2.00%       647,683     1.285825          832,807
Hartford Value Opportunities
 HLS Fund -- Class IA.........     2.05%        30,535     1.284274           39,216
Hartford Value Opportunities
 HLS Fund -- Class IA.........     2.15%       128,760     1.280693          164,902
Hartford Value Opportunities
 HLS Fund -- Class IA.........     2.20%        58,369     1.279622           74,691
Hartford Value Opportunities
 HLS Fund -- Class IA.........     2.30%        91,095     1.278344          116,451
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.40%     2,241,844     1.296870        2,907,380
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.45%     8,710,842     1.295780       11,287,335
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.60%     1,715,953     1.290596        2,214,602
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.65%     1,062,138     1.288877        1,368,965
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.70%       580,179     1.287792          747,150
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.75%     6,060,071     1.284797        7,785,962
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.80%    17,503,108     1.283746       22,469,544
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.90%     7,873,786     1.280783       10,084,611
Hartford Value Opportunities
 HLS Fund -- Class IB.........     1.95%     5,500,360     1.279079        7,035,395
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.00%       474,494     1.277534          606,182
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.05%     1,011,226     1.276461        1,290,790
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.10%       156,775     1.273979          199,728
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.15%       674,614     1.272923          858,731
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.20%       486,064     1.272274          618,406
Hartford Value Opportunities
 HLS Fund -- Class IB.........     2.25%       369,072     1.271638          469,326
Hartford Equity Income HLS
 Fund -- Class IA.............     0.80%     7,147,977     1.167130        8,342,618
Hartford Equity Income HLS
 Fund -- Class IA.............     0.95%        78,115     1.165099           91,012
Hartford Equity Income HLS
 Fund -- Class IA.............     1.00%       286,681     1.164429          333,819
Hartford Equity Income HLS
 Fund -- Class IA.............     1.10%     1,012,151     1.163059        1,177,191
Hartford Equity Income HLS
 Fund -- Class IA.............     1.15%     6,473,964     1.162407        7,525,381
Hartford Equity Income HLS
 Fund -- Class IA.............     1.25%    25,818,135     1.161044       29,975,991
Hartford Equity Income HLS
 Fund -- Class IA.............     1.30%     3,512,717     1.160371        4,076,055
Hartford Equity Income HLS
 Fund -- Class IA.............     1.35%       111,364     1.159696          129,149
Hartford Equity Income HLS
 Fund -- Class IA.............     1.40%       980,002     1.159027        1,135,849
Hartford Equity Income HLS
 Fund -- Class IA.............     1.45%     1,036,823     1.158359        1,201,013
Hartford Equity Income HLS
 Fund -- Class IA.............     1.50%     4,047,722     1.157686        4,685,991
Hartford Equity Income HLS
 Fund -- Class IA.............     1.60%     1,965,405     1.156340        2,272,677
Hartford Equity Income HLS
 Fund -- Class IA.............     1.65%     5,327,760     1.155663        6,157,095
Hartford Equity Income HLS
 Fund -- Class IA.............     1.70%        35,571     1.154996           41,084
Hartford Equity Income HLS
 Fund -- Class IA.............     1.75%       212,932     1.154318          245,791
Hartford Equity Income HLS
 Fund -- Class IA.............     1.80%       577,821     1.153666          666,612
Hartford Equity Income HLS
 Fund -- Class IA.............     1.85%       230,530     1.152984          265,797
Hartford Equity Income HLS
 Fund -- Class IA.............     1.90%           777     1.152410              896
Hartford Equity Income HLS
 Fund -- Class IA.............     1.95%       530,071     1.151647          610,455
Hartford Equity Income HLS
 Fund -- Class IA.............     2.00%       797,031     1.150983          917,369
Hartford Equity Income HLS
 Fund -- Class IA.............     2.05%        11,352     1.150318           13,058
Hartford Equity Income HLS
 Fund -- Class IA.............     2.15%        24,782     1.148986           28,474
Hartford Equity Income HLS
 Fund -- Class IA.............     2.30%        69,508     1.147159           79,737
Hartford Equity Income HLS
 Fund -- Class IB.............     1.40%     1,654,393     1.155512        1,911,671
Hartford Equity Income HLS
 Fund -- Class IB.............     1.45%     3,083,640     1.154847        3,561,132
Hartford Equity Income HLS
 Fund -- Class IB.............     1.60%       145,012     1.152836          167,175
Hartford Equity Income HLS
 Fund -- Class IB.............     1.65%       394,207     1.152163          454,191

_____________________________________ SA-41 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Equity Income HLS
 Fund -- Class IB.............     1.70%       331,377   $ 1.151508  $       381,583
Hartford Equity Income HLS
 Fund -- Class IB.............     1.75%     1,498,788     1.150831        1,724,852
Hartford Equity Income HLS
 Fund -- Class IB.............     1.80%     3,260,898     1.150161        3,750,557
Hartford Equity Income HLS
 Fund -- Class IB.............     1.90%     4,335,166     1.148835        4,980,391
Hartford Equity Income HLS
 Fund -- Class IB.............     1.95%       846,165     1.148156          971,529
Hartford Equity Income HLS
 Fund -- Class IB.............     2.00%       180,839     1.147494          207,512
Hartford Equity Income HLS
 Fund -- Class IB.............     2.05%       163,216     1.146834          187,181
Hartford Equity Income HLS
 Fund -- Class IB.............     2.10%        99,556     1.146149          114,106
Hartford Equity Income HLS
 Fund -- Class IB.............     2.15%        71,207     1.145499           81,568
Hartford Equity Income HLS
 Fund -- Class IB.............     2.20%       654,695     1.144934          749,582
Hartford Equity Income HLS
 Fund -- Class IB.............     2.25%        92,128     1.144350          105,427
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     1.25%       597,052     0.853719          509,714
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     1.40%       289,633     0.847111          245,351
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     1.45%       277,659     0.847044          235,189
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     1.60%        94,169     0.840473           79,147
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     1.80%       150,545     1.071461          161,303
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     1.95%        86,383     0.833387           71,990
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     2.00%        26,659     1.066279           28,426
Merrill Lynch Global Growth
 V.I. Fund -- Class I.........     2.15%        11,108     1.062435           11,802
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.25%     1,238,204     0.875864        1,084,497
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.40%       210,201     0.869088          182,684
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.45%       310,876     0.868970          270,142
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.60%       424,150     0.862282          365,737
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.80%     1,036,812     1.054364        1,093,178
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     1.95%       635,937     0.855026          543,743
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     2.00%       102,836     1.049278          107,904
Merrill Lynch Large Cap Growth
 V.I. Fund -- Class I.........     2.15%       246,043     1.045485          257,234
Jennison 20/20 Focus
 Portfolio -- Class II........     1.45%        45,831     1.052438           48,234
Jennison 20/20 Focus
 Portfolio -- Class II........     1.65%        33,147     1.065858           35,330
Jennison 20/20 Focus
 Portfolio -- Class II........     1.80%       151,585     1.059730          160,640
Jennison 20/20 Focus
 Portfolio -- Class II........     1.95%        45,999     1.036516           47,679
Jennison Portfolio --
 Class II.....................     1.45%       187,426     0.586296          109,886
Jennison Portfolio --
 Class II.....................     1.60%       192,684     0.582330          112,205
Jennison Portfolio --
 Class II.....................     1.65%        49,403     0.830074           41,008
Jennison Portfolio --
 Class II.....................     1.80%       524,433     0.825314          432,822
Jennison Portfolio --
 Class II.....................     1.95%        95,397     0.577439           55,086
Jennison Portfolio --
 Class II.....................     2.10%           191     5.735167            1,096
Jennison Portfolio --
 Class II.....................     2.15%        45,057     0.818336           36,872
Prudential Value Portfolio --
 Class II.....................     1.45%       210,550     1.034969          217,913
Prudential Value Portfolio --
 Class II.....................     1.60%         6,026     1.029270            6,203
Prudential Value Portfolio --
 Class II.....................     1.65%        17,040     1.027388           17,506
Prudential Value Portfolio --
 Class II.....................     1.80%       411,593     1.021765          420,551
Prudential Value Portfolio --
 Class II.....................     1.95%         8,530     1.020594            8,705
SP William Blair International
 Growth Portfolio --
 Class II.....................     1.45%           317     0.881989              280
SP William Blair International
 Growth Portfolio --
 Class II.....................     1.60%         8,349     0.877159            7,324
SP William Blair International
 Growth Portfolio --
 Class II.....................     1.80%       510,702     0.870740          444,689
SP William Blair International
 Growth Portfolio --
 Class II.....................     1.95%        13,427     0.869754           11,678
SP William Blair International
 Growth Portfolio --
 Class II.....................     2.15%        17,705     0.863380           15,286

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-42 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Wells Fargo Asset Allocation
 Fund.........................     1.15%       141,886   $ 1.158419  $       164,363
Wells Fargo Asset Allocation
 Fund.........................     1.25%       431,614     1.156490          499,158
Wells Fargo Asset Allocation
 Fund.........................     1.40%       626,512     1.151015          721,124
Wells Fargo Asset Allocation
 Fund.........................     1.45%     3,539,158     1.149204        4,067,214
Wells Fargo Asset Allocation
 Fund.........................     1.50%     1,057,034     1.148250        1,213,739
Wells Fargo Asset Allocation
 Fund.........................     1.60%     1,633,443     1.143740        1,868,234
Wells Fargo Asset Allocation
 Fund.........................     1.65%       838,535     1.141943          957,559
Wells Fargo Asset Allocation
 Fund.........................     1.70%        28,876     1.140990           32,948
Wells Fargo Asset Allocation
 Fund.........................     1.75%    10,052,481     1.139617       11,455,979
Wells Fargo Asset Allocation
 Fund.........................     1.80%    11,903,219     1.136517       13,528,210
Wells Fargo Asset Allocation
 Fund.........................     1.90%     3,442,417     1.135372        3,908,424
Wells Fargo Asset Allocation
 Fund.........................     1.95%        39,480     1.134115           44,775
Wells Fargo Asset Allocation
 Fund.........................     2.00%       577,450     1.131040          653,119
Wells Fargo Asset Allocation
 Fund.........................     2.05%       187,026     1.130086          211,355
Wells Fargo Asset Allocation
 Fund.........................     2.15%       696,911     1.126958          785,390
Wells Fargo Asset Allocation
 Fund.........................     2.20%       118,667     1.126381          133,664
Wells Fargo Asset Allocation
 Fund.........................     2.30%         8,412     1.125266            9,465
Wells Fargo Total Return Bond
 Fund.........................     1.15%       250,094     1.158038          289,620
Wells Fargo Total Return Bond
 Fund.........................     1.25%       180,742     1.156097          208,956
Wells Fargo Total Return Bond
 Fund.........................     1.40%     1,179,987     1.150624        1,357,721
Wells Fargo Total Return Bond
 Fund.........................     1.45%     1,483,947     1.148783        1,704,733
Wells Fargo Total Return Bond
 Fund.........................     1.50%       303,075     1.147834          347,880
Wells Fargo Total Return Bond
 Fund.........................     1.60%       208,331     1.143329          238,191
Wells Fargo Total Return Bond
 Fund.........................     1.65%       577,695     1.141532          659,457
Wells Fargo Total Return Bond
 Fund.........................     1.70%        49,971     1.140577           56,996
Wells Fargo Total Return Bond
 Fund.........................     1.75%     4,126,498     1.139209        4,700,943
Wells Fargo Total Return Bond
 Fund.........................     1.80%     3,603,144     1.136143        4,093,687
Wells Fargo Total Return Bond
 Fund.........................     1.90%     3,409,101     1.135004        3,869,343
Wells Fargo Total Return Bond
 Fund.........................     1.95%       295,383     1.133699          334,875
Wells Fargo Total Return Bond
 Fund.........................     2.00%       307,296     1.130658          347,446
Wells Fargo Total Return Bond
 Fund.........................     2.05%       290,789     1.129705          328,506
Wells Fargo Total Return Bond
 Fund.........................     2.15%       254,508     1.126559          286,718
Wells Fargo Total Return Bond
 Fund.........................     2.20%       234,686     1.126001          264,257
Wells Fargo Equity Income
 Fund.........................     1.15%        72,773     1.161788           84,546
Wells Fargo Equity Income
 Fund.........................     1.25%        93,693     1.159840          108,669
Wells Fargo Equity Income
 Fund.........................     1.40%       891,408     1.154365        1,029,010
Wells Fargo Equity Income
 Fund.........................     1.45%     1,528,153     1.152522        1,761,231
Wells Fargo Equity Income
 Fund.........................     1.50%       341,591     1.151570          393,366
Wells Fargo Equity Income
 Fund.........................     1.60%       260,389     1.147066          298,683
Wells Fargo Equity Income
 Fund.........................     1.65%       400,609     1.145272          458,806
Wells Fargo Equity Income
 Fund.........................     1.70%        72,167     1.144311           82,581
Wells Fargo Equity Income
 Fund.........................     1.75%     3,824,488     1.142920        4,371,083
Wells Fargo Equity Income
 Fund.........................     1.80%     7,061,192     1.139828        8,048,545
Wells Fargo Equity Income
 Fund.........................     1.90%     3,027,061     1.138683        3,446,863
Wells Fargo Equity Income
 Fund.........................     1.95%        80,067     1.137405           91,069
Wells Fargo Equity Income
 Fund.........................     2.00%       184,716     1.134328          209,529
Wells Fargo Equity Income
 Fund.........................     2.05%        73,429     1.133382           83,223
Wells Fargo Equity Income
 Fund.........................     2.15%        65,678     1.130230           74,231

_____________________________________ SA-43 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Wells Fargo Equity Income
 Fund.........................     2.20%       149,065   $ 1.129656  $       168,392
Wells Fargo Equity Income
 Fund.........................     2.30%         9,330     1.128534           10,530
Wells Fargo Equity Value
 Fund.........................     1.15%        23,663     1.085654           25,692
Wells Fargo Equity Value
 Fund.........................     1.25%       224,041     1.083842          242,825
Wells Fargo Equity Value
 Fund.........................     1.40%        55,864     1.078693           60,260
Wells Fargo Equity Value
 Fund.........................     1.45%       594,563     1.076999          640,343
Wells Fargo Equity Value
 Fund.........................     1.50%        26,687     1.076096           28,717
Wells Fargo Equity Value
 Fund.........................     1.60%        14,408     1.071894           15,444
Wells Fargo Equity Value
 Fund.........................     1.65%       215,340     1.070208          230,458
Wells Fargo Equity Value
 Fund.........................     1.75%       367,762     1.068017          392,776
Wells Fargo Equity Value
 Fund.........................     1.80%       423,120     1.065124          450,675
Wells Fargo Equity Value
 Fund.........................     1.90%        76,765     1.064053           81,682
Wells Fargo Equity Value
 Fund.........................     1.95%        28,793     1.062866           30,603
Wells Fargo Equity Value
 Fund.........................     2.00%       217,473     1.059979          230,516
Wells Fargo Equity Value
 Fund.........................     2.05%        70,081     1.059093           74,222
Wells Fargo Equity Value
 Fund.........................     2.20%         3,107     1.055621            3,280
Wells Fargo Growth Fund.......     1.15%        70,065     1.023210           71,691
Wells Fargo Growth Fund.......     1.25%        31,138     1.021516           31,808
Wells Fargo Growth Fund.......     1.40%         5,009     1.016656            5,092
Wells Fargo Growth Fund.......     1.45%       126,710     1.015043          128,616
Wells Fargo Growth Fund.......     1.50%        49,507     1.014197           50,210
Wells Fargo Growth Fund.......     1.60%         6,885     1.010234            6,956
Wells Fargo Growth Fund.......     1.65%        27,533     1.008642           27,771
Wells Fargo Growth Fund.......     1.75%       324,575     1.006558          326,703
Wells Fargo Growth Fund.......     1.80%       383,032     1.003851          384,507
Wells Fargo Growth Fund.......     1.90%       141,259     1.002851          141,662
Wells Fargo Growth Fund.......     1.95%         2,811     1.001732            2,816
Wells Fargo Growth Fund.......     2.05%         3,572     0.998161            3,565
Wells Fargo International
 Equity Fund..................     1.15%       128,870     1.131448          145,810
Wells Fargo International
 Equity Fund..................     1.25%       101,463     1.129567          114,609
Wells Fargo International
 Equity Fund..................     1.40%       328,953     1.124218          369,815
Wells Fargo International
 Equity Fund..................     1.45%       293,763     1.122438          329,731
Wells Fargo International
 Equity Fund..................     1.50%        82,521     1.121493           92,546
Wells Fargo International
 Equity Fund..................     1.60%        98,102     1.117138          109,594
Wells Fargo International
 Equity Fund..................     1.65%       475,230     1.115354          530,050
Wells Fargo International
 Equity Fund..................     1.70%        35,993     1.114424           40,111
Wells Fargo International
 Equity Fund..................     1.75%       432,790     1.113081          481,730
Wells Fargo International
 Equity Fund..................     1.80%     1,515,661     1.110082        1,682,508
Wells Fargo International
 Equity Fund..................     1.90%     1,912,443     1.108978        2,120,858
Wells Fargo International
 Equity Fund..................     1.95%       152,866     1.107710          169,331
Wells Fargo International
 Equity Fund..................     2.00%        63,891     1.104723           70,581
Wells Fargo International
 Equity Fund..................     2.05%        24,593     1.103808           27,145
Wells Fargo International
 Equity Fund..................     2.15%         2,791     1.100713            3,072
Wells Fargo International
 Equity Fund..................     2.20%       114,066     1.100168          125,492
Wells Fargo Large Company
 Growth Fund..................     1.15%       146,941     1.021457          150,095
Wells Fargo Large Company
 Growth Fund..................     1.25%       259,883     1.019759          265,018
Wells Fargo Large Company
 Growth Fund..................     1.40%       893,452     1.014890          906,755
Wells Fargo Large Company
 Growth Fund..................     1.45%     2,990,493     1.013310        3,030,296

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-44 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Wells Fargo Large Company
 Growth Fund..................     1.50%       493,948   $ 1.012462  $       500,104
Wells Fargo Large Company
 Growth Fund..................     1.60%       484,240     1.008502          488,357
Wells Fargo Large Company
 Growth Fund..................     1.65%       494,328     1.006898          497,738
Wells Fargo Large Company
 Growth Fund..................     1.70%        92,128     1.006052           92,685
Wells Fargo Large Company
 Growth Fund..................     1.75%     6,321,212     1.004851        6,351,876
Wells Fargo Large Company
 Growth Fund..................     1.80%    10,370,417     1.002128       10,392,485
Wells Fargo Large Company
 Growth Fund..................     1.90%     4,407,569     1.001129        4,412,545
Wells Fargo Large Company
 Growth Fund..................     1.95%       269,316     1.000007          269,318
Wells Fargo Large Company
 Growth Fund..................     2.00%       522,681     0.997303          521,272
Wells Fargo Large Company
 Growth Fund..................     2.05%        39,905     0.996466           39,764
Wells Fargo Large Company
 Growth Fund..................     2.15%        35,772     0.993694           35,546
Wells Fargo Large Company
 Growth Fund..................     2.20%       102,175     0.993195          101,480
Wells Fargo Money Market
 Fund.........................     1.25%        68,986     0.988240           68,175
Wells Fargo Money Market
 Fund.........................     1.40%       348,351     0.983553          342,621
Wells Fargo Money Market
 Fund.........................     1.45%     1,471,437     0.981981        1,444,923
Wells Fargo Money Market
 Fund.........................     1.50%        11,878     0.981165           11,655
Wells Fargo Money Market
 Fund.........................     1.60%         2,873     0.977331            2,807
Wells Fargo Money Market
 Fund.........................     1.65%       165,185     0.975793          161,186
Wells Fargo Money Market
 Fund.........................     1.75%       653,423     0.973785          636,294
Wells Fargo Money Market
 Fund.........................     1.80%     1,569,366     0.971175        1,524,129
Wells Fargo Money Market
 Fund.........................     1.90%       178,845     0.970195          173,514
Wells Fargo Money Market
 Fund.........................     1.95%         7,292     0.969106            7,066
Wells Fargo Money Market
 Fund.........................     2.00%        25,450     0.966473           24,597
Wells Fargo Money Market
 Fund.........................     2.15%        46,255     0.962979           44,543
Wells Fargo Small Cap Growth
 Fund.........................     1.15%        43,499     1.114753           48,491
Wells Fargo Small Cap Growth
 Fund.........................     1.25%        33,341     1.112885           37,105
Wells Fargo Small Cap Growth
 Fund.........................     1.40%       114,028     1.107602          126,298
Wells Fargo Small Cap Growth
 Fund.........................     1.45%       575,227     1.105858          636,120
Wells Fargo Small Cap Growth
 Fund.........................     1.50%        44,399     1.104942           49,059
Wells Fargo Small Cap Growth
 Fund.........................     1.60%        52,078     1.100613           57,318
Wells Fargo Small Cap Growth
 Fund.........................     1.65%       192,120     1.098874          211,116
Wells Fargo Small Cap Growth
 Fund.........................     1.70%        42,749     1.097950           46,936
Wells Fargo Small Cap Growth
 Fund.........................     1.75%       747,578     1.096636          819,821
Wells Fargo Small Cap Growth
 Fund.........................     1.80%     1,539,216     1.093664        1,683,385
Wells Fargo Small Cap Growth
 Fund.........................     1.90%       683,658     1.092567          746,942
Wells Fargo Small Cap Growth
 Fund.........................     1.95%        50,737     1.091333           55,370
Wells Fargo Small Cap Growth
 Fund.........................     2.00%        24,536     1.088399           26,705
Wells Fargo Small Cap Growth
 Fund.........................     2.05%        10,117     1.087470           11,002
Wells Fargo Small Cap Growth
 Fund.........................     2.15%         3,026     1.084447            3,281
Wells Fargo Small Cap Growth
 Fund.........................     2.20%        43,728     1.083908           47,397
                                                                     ---------------
    SUB-TOTAL.................                                       $30,143,065,447
                                                                     ---------------
ANNUITY CONTRACTS IN THE
 ANNUITY PERIOD:
Evergreen VA Growth Fund --
 Class I......................     1.25%         1,437     1.247480            1,793
Hartford Advisers HLS Fund --
 Class IA.....................     0.80%         2,345     1.044506            2,449
Hartford Advisers HLS Fund --
 Class IA.....................     1.15%        38,959     1.028303           40,062
Hartford Advisers HLS Fund --
 Class IA.....................     1.25%     3,603,658     4.525624       16,308,802
Hartford Advisers HLS Fund --
 Class IB.....................     1.45%       541,122     0.951954          515,124

_____________________________________ SA-45 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford Bond HLS Fund --
 Class IA.....................     1.15%         9,287   $ 1.440507  $        13,378
Hartford Bond HLS Fund --
 Class IA.....................     1.25%       972,320     3.102503        3,016,626
Hartford Bond HLS Fund --
 Class IB.....................     1.40%        22,025     1.411419           31,086
Hartford Bond HLS Fund --
 Class IB.....................     1.45%         6,907     1.376840            9,509
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     0.80%         1,880     1.708132            3,211
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.15%        25,552     1.681542           42,968
Hartford Capital Appreciation
 HLS Fund -- Class IA.........     1.25%     1,203,796    10.133335       12,198,470
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.40%         4,284     1.807982            7,745
Hartford Capital Appreciation
 HLS Fund -- Class IB.........     1.45%       126,035     1.131020          142,548
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     0.80%         2,365     1.331268            3,148
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.15%        38,247     1.310555           50,125
Hartford Dividend and Growth
 HLS Fund -- Class IA.........     1.25%     1,993,485     3.142885        6,265,295
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.40%        11,310     1.279022           14,466
Hartford Dividend and Growth
 HLS Fund -- Class IB.........     1.45%        44,529     1.309030           58,290
Hartford Focus HLS Fund --
 Class IA.....................     1.25%        46,925     0.991158           46,510
Hartford Global Advisers HLS
 Fund -- Class IA.............     1.25%       427,432     1.853289          792,154
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.40%        65,966     0.989200           65,253
Hartford Global Advisers HLS
 Fund -- Class IB.............     1.45%        59,266     0.988365           58,576
Hartford Global Financial
 Services HLS Fund --
 Class IA.....................     1.25%         6,297     1.088674            6,855
Hartford Global Financial
 Services HLS Fund --
 Class IB.....................     1.45%         7,597     1.071574            8,140
Hartford Global Health HLS
 Fund -- Class IA.............     1.25%        94,059     1.767492          166,249
Hartford Global Health HLS
 Fund -- Class IB.............     1.45%        17,303     1.733269           29,991
Hartford Global Leaders HLS
 Fund -- Class IA.............     0.80%         1,934     1.253542            2,425
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.15%         3,219     1.234075            3,973
Hartford Global Leaders HLS
 Fund -- Class IA.............     1.25%       582,819     1.849480        1,077,911
Hartford Global Leaders HLS
 Fund -- Class IB.............     1.45%        44,915     0.833871           37,453
Hartford Global Technology HLS
 Fund -- Class IA.............     1.25%        94,385     0.458378           43,264
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.15%         9,670     1.000853            9,678
Hartford Disciplined Equity
 HLS Fund -- Class IA.........     1.25%       810,306     1.219829          988,435
Hartford Disciplined Equity
 HLS Fund -- Class IB.........     1.45%        15,238     0.871901           13,286
Hartford Growth HLS Fund --
 Class IA.....................     1.25%       127,711     1.250934          159,759
Hartford Growth Opportunities
 HLS Fund -- Class IA.........     1.25%       105,918     1.262594          133,732
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.40%         6,131     1.248642            7,656
Hartford Growth Opportunities
 HLS Fund -- Class IB.........     1.45%        14,578     1.247609           18,187
Hartford High Yield HLS
 Fund -- Class IA.............     1.15%         3,699     1.233121            4,561
Hartford High Yield HLS
 Fund -- Class IA.............     1.25%       530,594     1.284843          681,730
Hartford High Yield HLS
 Fund -- Class IB.............     1.40%         5,779     1.193021            6,894
Hartford High Yield HLS
 Fund -- Class IB.............     1.45%        12,459     1.192022           14,852
Hartford Index HLS Fund --
 Class IA.....................     1.25%       393,979     4.585551        1,806,609
Hartford Index HLS Fund --
 Class IB.....................     1.45%         5,275     0.846965            4,468
Hartford International Capital
 Appreciation HLS Fund --
 Class IA.....................     1.25%       123,782     1.283277          158,847
Hartford International Capital
 Appreciation HLS Fund --
 Class IB.....................     1.45%         3,566     1.263239            4,505
Hartford International Small
 Company HLS Fund --
 Class IA.....................     1.25%        92,755     1.532177          142,118
Hartford International Small
 Company HLS Fund --
 Class IB.....................     1.45%        12,111     1.508229           18,267
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.15%        11,332     0.986529           11,179
Hartford International
 Opportunities HLS Fund --
 Class IA.....................     1.25%       762,243     1.850399        1,410,453

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-46 ____________________________________

                                              UNITS
                                  FEES      OWNED BY        UNIT        CONTRACT
                                (NOTE 3)  PARTICIPANTS    PRICE #       LIABILITY
                                --------  -------------  ----------  ---------------
Hartford MidCap HLS Fund --
 Class IA.....................     1.25%       614,571   $ 3.209688  $     1,972,580
Hartford MidCap HLS Fund --
 Class IB.....................     1.45%         3,836     1.264280            4,850
Hartford MidCap Value HLS
 Fund -- Class IA.............     1.25%       449,213     1.384316          621,852
Hartford MidCap Value HLS
 Fund -- Class IB.............     1.45%         6,175     1.362751            8,415
Hartford Money Market HLS
 Fund -- Class IA.............     1.15%         9,949     1.086127           10,806
Hartford Money Market HLS
 Fund -- Class IA.............     1.25%       543,296     1.899008        1,031,724
Hartford Money Market HLS
 Fund -- Class IB.............     1.45%         4,162     1.039207            4,326
Hartford Mortgage Securities
 HLS Fund -- Class IA.........     1.25%       364,327     2.843601        1,036,001
Hartford Mortgage Securities
 HLS Fund -- Class IB.........     1.45%         2,300     1.252884            2,882
Hartford Small Company HLS
 Fund -- Class IA.............     1.25%       626,748     1.906592        1,194,952
Hartford Small Company HLS
 Fund -- Class IB.............     1.45%        25,957     0.695370           18,050
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.15%         2,495     1.236179            3,084
Hartford SmallCap Growth HLS
 Fund -- Class IA.............     1.25%       171,055     1.232886          210,891
Hartford Stock HLS Fund --
 Class IA.....................     0.80%         2,230     0.889362            1,983
Hartford Stock HLS Fund --
 Class IA.....................     1.15%         7,547     0.875508            6,607
Hartford Stock HLS Fund --
 Class IA.....................     1.25%     1,852,201     5.488472       10,165,752
Hartford Stock HLS Fund --
 Class IB.....................     1.45%        55,348     0.790641           43,761
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.15%        49,661     1.093234           54,291
Hartford U.S. Government
 Securities HLS Fund --
 Class IA.....................     1.25%       147,121     1.090311          160,408
Hartford Value HLS Fund --
 Class IA.....................     1.25%        88,965     1.061091           94,400
Hartford Value HLS Fund --
 Class IB.....................     1.45%         7,442     1.044515            7,773
Hartford Value Opportunities
 HLS Fund -- Class IA.........     1.25%       292,127     1.311338          383,077
Hartford Equity Income HLS
 Fund -- Class IA.............     1.15%        31,642     1.162407           36,780
Hartford Equity Income HLS
 Fund -- Class IA.............     1.25%        52,641     1.161044           61,119
Hartford Equity Income HLS
 Fund -- Class IB.............     1.45%        20,085     1.154847           23,196
Wells Fargo Asset Allocation
 Fund.........................     1.25%        97,183     1.156490          112,391
Wells Fargo Asset Allocation
 Fund.........................     1.40%        12,401     1.151015           14,273
Wells Fargo Equity Income
 Fund.........................     1.25%       101,255     1.159840          117,440
Wells Fargo Equity Income
 Fund.........................     1.40%        12,305     1.154365           14,205
Wells Fargo Growth Fund.......     1.40%         7,214     1.016656            7,334
Wells Fargo Large Company
 Growth Fund..................     1.25%       104,059     1.019759          106,115
                                                                     ---------------
    SUB-TOTAL.................                                       $    64,190,383
                                                                     ---------------
GRAND TOTAL...................                                       $30,207,255,830
                                                                     ===============

  #  Rounded Unit Prices.

_____________________________________ SA-47 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004


                            EVERGREEN VA    EVERGREEN VA  EVERGREEN VA
                           FOUNDATION FUND      FUND      GROWTH FUND
                             SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  ------------  ------------
INVESTMENT INCOME:
  Dividends..............     $ 21,060        $   363       $ --
                              --------        -------       --------
EXPENSES:
  Mortality and expense
   undertakings..........      (43,470)        (4,092)       (21,875)
                              --------        -------       --------
    Net Investment income
     (loss)..............      (22,410)        (3,729)       (21,875)
                              --------        -------       --------
CAPITAL GAINS INCOME.....      --              --             --
                              --------        -------       --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       16,200            (56)        13,382
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      102,410         28,605        172,193
                              --------        -------       --------
    Net gain (loss) on
     investments.........      118,610         28,549        185,575
                              --------        -------       --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 96,200        $24,820       $163,700
                              ========        =======       ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-48 ____________________________________

                           EVERGREEN VA                  EVERGREEN VA    EVERGREEN VA   EVERGREEN VA     HARTFORD
                           INTERNATIONAL  EVERGREEN VA  SPECIAL VALUES  SPECIAL EQUITY   GROWTH AND    ADVISERS HLS   HARTFORD BOND
                            EQUITY FUND    OMEGA FUND        FUND            FUND       INCOME FUND        FUND         HLS FUND
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ------------  --------------  --------------  ------------  --------------  -------------
INVESTMENT INCOME:
  Dividends..............    $ 60,973       $ --           $ 38,402        $--            $ 29,632    $ 116,164,940   $ 68,003,244
                             --------       --------       --------        --------       --------    -------------   ------------
EXPENSES:
  Mortality and expense
   undertakings..........     (58,419)       (44,869)       (50,340)        (13,608)       (38,829)     (77,736,412)   (21,612,558)
                             --------       --------       --------        --------       --------    -------------   ------------
    Net Investment income
     (loss)..............       2,554        (44,869)       (11,938)        (13,608)        (9,197)      38,428,528     46,390,686
                             --------       --------       --------        --------       --------    -------------   ------------
CAPITAL GAINS INCOME.....      --             --             30,547         --              --             --           37,981,166
                             --------       --------       --------        --------       --------    -------------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      12,322         46,849          6,539           3,313         22,661     (156,424,736)     7,551,342
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     698,173        147,824        530,636          47,761        166,988      243,801,782    (47,558,880)
                             --------       --------       --------        --------       --------    -------------   ------------
    Net gain (loss) on
     investments.........     710,495        194,673        537,175          51,074        189,649       87,377,046    (40,007,538)
                             --------       --------       --------        --------       --------    -------------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $713,049       $149,804       $555,784        $ 37,466       $180,452    $ 125,805,574   $ 44,364,314
                             ========       ========       ========        ========       ========    =============   ============


                           HARTFORD CAPITAL
                             APPRECIATION
                               HLS FUND
                             SUB-ACCOUNT
                           ----------------
INVESTMENT INCOME:
  Dividends..............   $   19,030,718
                            --------------
EXPENSES:
  Mortality and expense
   undertakings..........      (81,162,710)
                            --------------
    Net Investment income
     (loss)..............      (62,131,992)
                            --------------
CAPITAL GAINS INCOME.....        --
                            --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (51,503,881)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,108,295,913
                            --------------
    Net gain (loss) on
     investments.........    1,056,792,032
                            --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $  994,660,040
                            ==============

_____________________________________ SA-49 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                             HARTFORD
                           DIVIDEND AND   HARTFORD       HARTFORD
                            GROWTH HLS    FOCUS HLS   GLOBAL ADVISERS
                               FUND         FUND         HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  -----------  ---------------
INVESTMENT INCOME:
  Dividends..............  $ 46,722,120  $   149,903    $    41,099
                           ------------  -----------    -----------
EXPENSES:
  Mortality and expense
   undertakings..........   (45,910,927)  (1,044,146)    (3,581,429)
                           ------------  -----------    -----------
    Net Investment income
     (loss)..............       811,193     (894,243)    (3,540,330)
                           ------------  -----------    -----------
CAPITAL GAINS INCOME.....       --           --            --
                           ------------  -----------    -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     2,180,579      876,889        326,938
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................   360,662,203    1,047,281     31,689,018
                           ------------  -----------    -----------
    Net gain (loss) on
     investments.........   362,842,782    1,924,170     32,015,956
                           ------------  -----------    -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $363,653,975  $ 1,029,927    $28,475,626
                           ============  ===========    ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-50 ____________________________________

                              HARTFORD          HARTFORD
                               GLOBAL            GLOBAL          HARTFORD        HARTFORD         HARTFORD            HARTFORD
                           COMMUNICATIONS  FINANCIAL SERVICES  GLOBAL HEALTH  GLOBAL LEADERS  GLOBAL TECHNOLOGY  DISCIPLINED EQUITY
                              HLS FUND          HLS FUND         HLS FUND        HLS FUND         HLS FUND            HLS FUND
                            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           --------------  ------------------  -------------  --------------  -----------------  ------------------
INVESTMENT INCOME:
  Dividends..............    $  --             $ --             $    87,592    $ 2,725,796       $  --              $ 5,960,111
                             ----------        ----------       -----------    -----------       -----------        -----------
EXPENSES:
  Mortality and expense
   undertakings..........      (307,915)         (419,637)       (3,347,387)    (7,113,778)       (1,245,798)        (7,246,574)
                             ----------        ----------       -----------    -----------       -----------        -----------
    Net Investment income
     (loss)..............      (307,915)         (419,637)       (3,259,795)    (4,387,982)       (1,245,798)        (1,286,463)
                             ----------        ----------       -----------    -----------       -----------        -----------
CAPITAL GAINS INCOME.....       --               --               8,093,548        --               --                 --
                             ----------        ----------       -----------    -----------       -----------        -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       469,348           168,803           775,837       (616,120)          355,904          1,674,453
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     3,201,745         2,846,314        17,954,251     88,907,090          (746,946)        37,597,357
                             ----------        ----------       -----------    -----------       -----------        -----------
    Net gain (loss) on
     investments.........     3,671,093         3,015,117        18,730,088     88,290,970          (391,042)        39,271,810
                             ----------        ----------       -----------    -----------       -----------        -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $3,363,178        $2,595,480       $23,563,841    $83,902,988       $(1,636,840)       $37,985,347
                             ==========        ==========       ===========    ===========       ===========        ===========

                                             HARTFORD
                              HARTFORD        GROWTH
                               GROWTH      OPPORTUNITIES
                              HLS FUND       HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  -------------
INVESTMENT INCOME:
  Dividends..............   $   --          $   --
                            -----------     -----------
EXPENSES:
  Mortality and expense
   undertakings..........    (3,704,864)     (2,235,270)
                            -----------     -----------
    Net Investment income
     (loss)..............    (3,704,864)     (2,235,270)
                            -----------     -----------
CAPITAL GAINS INCOME.....     1,895,500         --
                            -----------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (326,941)       (192,142)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    27,016,769      24,477,418
                            -----------     -----------
    Net gain (loss) on
     investments.........    26,689,828      24,285,276
                            -----------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $24,880,464     $22,050,006
                            ===========     ===========

_____________________________________ SA-51 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                        HARTFORD
                                                      INTERNATIONAL
                            HARTFORD      HARTFORD       CAPITAL
                           HIGH YIELD      INDEX      APPRECIATION
                            HLS FUND      HLS FUND      HLS FUND
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ------------  -------------
INVESTMENT INCOME:
  Dividends..............  $21,692,984  $  9,318,103   $   --
                           -----------  ------------   -----------
EXPENSES:
  Mortality and expense
   undertakings..........   (6,974,780)  (10,471,505)   (2,239,766)
                           -----------  ------------   -----------
    Net Investment income
     (loss)..............   14,718,204    (1,153,402)   (2,239,766)
                           -----------  ------------   -----------
CAPITAL GAINS INCOME.....      --          2,628,553     2,894,628
                           -----------  ------------   -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........    2,077,208    (4,076,713)    2,557,519
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    8,626,704    67,248,126    30,874,022
                           -----------  ------------   -----------
    Net gain (loss) on
     investments.........   10,703,912    63,171,413    33,431,541
                           -----------  ------------   -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $25,422,116  $ 64,646,564   $34,086,403
                           ===========  ============   ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-52 ____________________________________

                             HARTFORD       HARTFORD
                           INTERNATIONAL  INTERNATIONAL    HARTFORD      HARTFORD               HARTFORD
                           SMALL COMPANY  OPPORTUNITIES     MIDCAP     MIDCAP VALUE           MONEY MARKET
                             HLS FUND       HLS FUND       HLS FUND      HLS FUND               HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (A)(B)(C)(D)(E)
                           -------------  -------------  ------------  ------------  ------------------------------
INVESTMENT INCOME:
  Dividends..............   $   --        $  4,575,481   $  2,067,532  $    575,604           $ 4,419,366
                            -----------   ------------   ------------  ------------           -----------
EXPENSES:
  Mortality and expense
   undertakings..........    (1,028,528)    (8,177,950)   (10,992,375)  (11,061,915)           (7,502,431)
                            -----------   ------------   ------------  ------------           -----------
    Net Investment income
     (loss)..............    (1,028,528)    (3,602,469)    (8,924,843)  (10,486,311)           (3,083,065)
                            -----------   ------------   ------------  ------------           -----------
CAPITAL GAINS INCOME.....     1,172,439        --             --         11,134,929               275,309
                            -----------   ------------   ------------  ------------           -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (29,737)    (7,301,695)    10,116,095     1,201,231            (2,564,916)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     9,487,324    110,956,541    116,885,476   102,905,691             1,677,988
                            -----------   ------------   ------------  ------------           -----------
    Net gain (loss) on
     investments.........     9,457,587    103,654,846    127,001,571   104,106,922              (886,928)
                            -----------   ------------   ------------  ------------           -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 9,601,498   $100,052,377   $118,076,728  $104,755,540           $(3,694,684)
                            ===========   ============   ============  ============           ===========


                                HARTFORD          HARTFORD        HARTFORD
                           MORTGAGE SECURITIES  SMALL COMPANY  SMALLCAP GROWTH
                                HLS FUND          HLS FUND        HLS FUND
                               SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                           -------------------  -------------  ---------------
INVESTMENT INCOME:
  Dividends..............      $16,664,609      $    --          $  --
                               -----------      ------------     -----------
EXPENSES:
  Mortality and expense
   undertakings..........       (5,229,449)       (7,788,434)     (3,195,792)
                               -----------      ------------     -----------
    Net Investment income
     (loss)..............       11,435,160        (7,788,434)     (3,195,792)
                               -----------      ------------     -----------
CAPITAL GAINS INCOME.....          625,821           --             --
                               -----------      ------------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          689,371       (31,125,945)       (202,653)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (4,057,782)       92,164,658      35,245,013
                               -----------      ------------     -----------
    Net gain (loss) on
     investments.........       (3,368,411)       61,038,713      35,042,360
                               -----------      ------------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ 8,692,570      $ 53,250,279     $31,846,568
                               ===========      ============     ===========

(a) Effective August 27, 2004, First American International Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.
(b) Effective August 27, 2004, First American Large Cap Growth Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.
(c) Effective August 27, 2004, First American Mid Cap Growth Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.
(d) Effective August 27, 2004, First American Small Cap Growth Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.
(e) Effective August 27, 2004, First American Technology Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.

_____________________________________ SA-53 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                              HARTFORD
                              HARTFORD     U.S. GOVERNMENT
                               STOCK         SECURITIES        HARTFORD
                              HLS FUND        HLS FUND      VALUE HLS FUND
                            SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  ---------------  --------------
INVESTMENT INCOME:
  Dividends..............  $  32,647,755     $13,557,748     $   507,710
                           -------------     -----------     -----------
EXPENSES:
  Mortality and expense
   undertakings..........    (41,366,378)     (6,176,729)     (2,714,763)
                           -------------     -----------     -----------
    Net Investment income
     (loss)..............     (8,718,623)      7,381,019      (2,207,053)
                           -------------     -----------     -----------
CAPITAL GAINS INCOME.....       --              --               --
                           -------------     -----------     -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........   (138,999,621)      1,354,076       1,202,319
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    228,490,609      (7,411,759)     17,036,725
                           -------------     -----------     -----------
    Net gain (loss) on
     investments.........     89,490,988      (6,057,683)     18,239,044
                           -------------     -----------     -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $  80,772,365     $ 1,323,336     $16,031,991
                           =============     ===========     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-54 ____________________________________

                             HARTFORD                    MERRILL LYNCH  MERRILL LYNCH
                               VALUE        HARTFORD        GLOBAL        LARGE CAP     JENNISON                 PRUDENTIAL
                           OPPORTUNITIES  EQUITY INCOME   GROWTH V.I.    GROWTH V.I.   20/20 FOCUS   JENNISON       VALUE
                             HLS FUND       HLS FUND         FUND           FUND        PORTFOLIO    PORTFOLIO    PORTFOLIO
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  -------------  -------------  -----------  -----------  -----------
INVESTMENT INCOME:
  Dividends..............   $   225,143    $  812,645      $ 19,913       $  8,824       $--         $    317     $  5,919
                            -----------    ----------      --------       --------       -------     --------     --------
EXPENSES:
  Mortality and expense
   undertakings..........    (1,385,913)     (587,061)      (16,495)       (61,176)       (4,752)     (13,696)     (10,169)
                            -----------    ----------      --------       --------       -------     --------     --------
    Net Investment income
     (loss)..............    (1,160,770)      225,584         3,418        (52,352)       (4,752)     (13,379)      (4,250)
                            -----------    ----------      --------       --------       -------     --------     --------
CAPITAL GAINS INCOME.....       --              2,227        --             --            --           --           --
                            -----------    ----------      --------       --------       -------     --------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       380,155        20,361       (30,180)         1,239         3,460       11,443        4,077
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    18,993,886     5,882,467       178,233        272,263        36,794       57,988       80,651
                            -----------    ----------      --------       --------       -------     --------     --------
    Net gain (loss) on
     investments.........    19,374,041     5,902,828       148,053        273,502        40,254       69,431       84,728
                            -----------    ----------      --------       --------       -------     --------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $18,213,271    $6,130,639      $151,471       $221,150       $35,502     $ 56,052     $ 80,478
                            ===========    ==========      ========       ========       =======     ========     ========

_____________________________________ SA-55 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                           SP WILLIAM BLAIR  WELLS FARGO
                            INTERNATIONAL       ASSET     WELLS FARGO
                                GROWTH       ALLOCATION   TOTAL RETURN
                              PORTFOLIO         FUND       BOND FUND
                           SUB-ACCOUNT (F)   SUB-ACCOUNT  SUB-ACCOUNT
                           ----------------  -----------  ------------
INVESTMENT INCOME:
  Dividends..............      $--           $  767,063    $  523,519
                               -------       ----------    ----------
EXPENSES:
  Mortality and expense
   undertakings..........       (6,794)        (628,247)     (271,034)
                               -------       ----------    ----------
    Net Investment income
     (loss)..............       (6,794)         138,816       252,485
                               -------       ----------    ----------
CAPITAL GAINS INCOME.....      --             1,180,643     1,028,955
                               -------       ----------    ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        1,278           62,783       (13,037)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       64,539        1,359,488      (868,608)
                               -------       ----------    ----------
    Net gain (loss) on
     investments.........       65,817        1,422,271      (881,645)
                               -------       ----------    ----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $59,023       $2,741,730    $  399,795
                               =======       ==========    ==========

(f) Formerly SP Jennison International Growth Portfolio Sub-Account. Change effective May 3, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-56 ____________________________________


                           WELLS FARGO  WELLS FARGO                WELLS FARGO    WELLS FARGO   WELLS FARGO   WELLS FARGO
                             EQUITY       EQUITY     WELLS FARGO  INTERNATIONAL  LARGE COMPANY  MONEY MARKET   SMALL CAP
                           INCOME FUND  VALUE FUND   GROWTH FUND   EQUITY FUND    GROWTH FUND       FUND      GROWTH FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  -----------  -------------  -------------  ------------  -----------
INVESTMENT INCOME:
  Dividends..............  $  295,209    $ 38,274     $ --          $  7,209       $ --           $ 36,463     $ --
                           ----------    --------     --------      --------       ---------      --------     --------
EXPENSES:
  Mortality and expense
   undertakings..........    (308,087)    (37,891)     (17,510)      (63,233)       (453,888)      (85,773)     (58,994)
                           ----------    --------     --------      --------       ---------      --------     --------
    Net Investment income
     (loss)..............     (12,878)        383      (17,510)      (56,024)       (453,888)      (49,310)     (58,994)
                           ----------    --------     --------      --------       ---------      --------     --------
CAPITAL GAINS INCOME.....      --          --           --            --             --             --           --
                           ----------    --------     --------      --------       ---------      --------     --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      32,068       9,761        2,071        27,736          (3,799)       --           44,751
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................   1,622,527     204,814       86,945       524,286         898,674             4      477,724
                           ----------    --------     --------      --------       ---------      --------     --------
    Net gain (loss) on
     investments.........   1,654,595     214,575       89,016       552,022         894,875             4      522,475
                           ----------    --------     --------      --------       ---------      --------     --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $1,641,717    $214,958     $ 71,506      $495,998       $ 440,987      $(49,306)    $463,481
                           ==========    ========     ========      ========       =========      ========     ========

_____________________________________ SA-57 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004


                            EVERGREEN VA    EVERGREEN VA  EVERGREEN VA
                           FOUNDATION FUND      FUND      GROWTH FUND
                             SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                           ---------------  ------------  ------------
OPERATIONS:
  Net investment
   income................    $  (22,410)      $ (3,729)    $  (21,875)
  Capital gains income...       --              --            --
  Net realized gain
   (loss) on security
   transactions..........        16,200            (56)        13,382
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       102,410         28,605        172,193
                             ----------       --------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        96,200         24,820        163,700
                             ----------       --------     ----------
UNIT TRANSACTIONS:
  Purchases..............        54,913        137,176        121,164
  Net transfers..........       (72,811)       108,822         73,800
  Surrenders for benefit
   payments and fees.....      (104,769)        (6,516)       (96,300)
  Net annuity
   transactions..........       --              --               (138)
                             ----------       --------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (122,667)       239,482         98,526
                             ----------       --------     ----------
  Net increase (decrease)
   in net assets.........       (26,467)       264,302        262,226
NET ASSETS:
  Beginning of year......     2,291,854        157,716      1,271,191
                             ----------       --------     ----------
  End of year............    $2,265,387       $422,018     $1,533,417
                             ==========       ========     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-58 ____________________________________

                           EVERGREEN VA                  EVERGREEN VA    EVERGREEN VA   EVERGREEN VA     HARTFORD
                           INTERNATIONAL  EVERGREEN VA  SPECIAL VALUES  SPECIAL EQUITY   GROWTH AND    ADVISERS HLS
                            EQUITY FUND    OMEGA FUND        FUND            FUND       INCOME FUND        FUND
                            SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -------------  ------------  --------------  --------------  ------------  --------------
OPERATIONS:
  Net investment
   income................   $    2,554     $  (44,869)    $  (11,938)      $(13,608)     $   (9,197)  $   38,428,528
  Capital gains income...      --             --              30,547        --              --              --
  Net realized gain
   (loss) on security
   transactions..........       12,322         46,849          6,539          3,313          22,661     (156,424,736)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      698,173        147,824        530,636         47,761         166,988      243,801,782
                            ----------     ----------     ----------       --------      ----------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      713,049        149,804        555,784         37,466         180,452      125,805,574
                            ----------     ----------     ----------       --------      ----------   --------------
UNIT TRANSACTIONS:
  Purchases..............    1,633,610        361,028      1,060,284        140,880          83,486      302,558,942
  Net transfers..........      988,316         15,768      1,010,215        197,180         279,293      (36,162,304)
  Surrenders for benefit
   payments and fees.....     (214,164)      (274,926)       (66,943)       (33,447)       (346,705)    (607,107,058)
  Net annuity
   transactions..........      --             --             --             --              --            (1,254,898)
                            ----------     ----------     ----------       --------      ----------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    2,407,762        101,870      2,003,556        304,613          16,074     (341,965,318)
                            ----------     ----------     ----------       --------      ----------   --------------
  Net increase (decrease)
   in net assets.........    3,120,811        251,674      2,559,340        342,079         196,526     (216,159,744)
NET ASSETS:
  Beginning of year......    2,477,359      2,615,614      1,790,100        573,834       2,331,701    5,913,504,144
                            ----------     ----------     ----------       --------      ----------   --------------
  End of year............   $5,598,170     $2,867,288     $4,349,440       $915,913      $2,528,227   $5,697,344,400
                            ==========     ==========     ==========       ========      ==========   ==============


                                           HARTFORD CAPITAL
                           HARTFORD BOND     APPRECIATION
                              HLS FUND         HLS FUND
                            SUB-ACCOUNT      SUB-ACCOUNT
                           --------------  ----------------
OPERATIONS:
  Net investment
   income................  $   46,390,686   $  (62,131,992)
  Capital gains income...      37,981,166        --
  Net realized gain
   (loss) on security
   transactions..........       7,551,342      (51,503,881)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     (47,558,880)   1,108,295,913
                           --------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      44,364,314      994,660,040
                           --------------   --------------
UNIT TRANSACTIONS:
  Purchases..............     249,303,027      592,930,828
  Net transfers..........      48,461,855      230,132,016
  Surrenders for benefit
   payments and fees.....    (140,033,716)    (532,512,049)
  Net annuity
   transactions..........         (68,002)        (939,572)
                           --------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     157,663,164      289,611,223
                           --------------   --------------
  Net increase (decrease)
   in net assets.........     202,027,478    1,284,271,263
NET ASSETS:
  Beginning of year......   1,398,530,515    5,441,881,616
                           --------------   --------------
  End of year............  $1,600,557,993   $6,726,152,879
                           ==============   ==============

_____________________________________ SA-59 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                              HARTFORD
                            DIVIDEND AND    HARTFORD       HARTFORD
                             GROWTH HLS     FOCUS HLS   GLOBAL ADVISERS
                                FUND          FUND         HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -----------  ---------------
OPERATIONS:
  Net investment
   income................  $      811,193  $  (894,243)  $ (3,540,330)
  Capital gains income...        --            --            --
  Net realized gain
   (loss) on security
   transactions..........       2,180,579      876,889        326,938
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     360,662,203    1,047,281     31,689,018
                           --------------  -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     363,653,975    1,029,927     28,475,626
                           --------------  -----------   ------------
UNIT TRANSACTIONS:
  Purchases..............     385,790,293   10,679,132     16,500,292
  Net transfers..........     321,399,108   (7,336,214)    57,392,199
  Surrenders for benefit
   payments and fees.....    (296,142,071)  (4,756,189)   (28,622,406)
  Net annuity
   transactions..........        (132,964)     (11,788)         4,674
                           --------------  -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     410,914,366   (1,425,059)    45,274,759
                           --------------  -----------   ------------
  Net increase (decrease)
   in net assets.........     774,568,341     (395,132)    73,750,385
NET ASSETS:
  Beginning of year......   3,017,438,995   70,135,882    243,609,167
                           --------------  -----------   ------------
  End of year............  $3,792,007,336  $69,740,750   $317,359,552
                           ==============  ===========   ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-60 ____________________________________

                              HARTFORD          HARTFORD
                               GLOBAL            GLOBAL          HARTFORD        HARTFORD         HARTFORD            HARTFORD
                           COMMUNICATIONS  FINANCIAL SERVICES  GLOBAL HEALTH  GLOBAL LEADERS  GLOBAL TECHNOLOGY  DISCIPLINED EQUITY
                              HLS FUND          HLS FUND         HLS FUND        HLS FUND         HLS FUND            HLS FUND
                            SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
                           --------------  ------------------  -------------  --------------  -----------------  ------------------
OPERATIONS:
  Net investment
   income................   $  (307,915)      $  (419,637)     $ (3,259,795)   $ (4,387,982)    $ (1,245,798)       $ (1,286,463)
  Capital gains income...       --               --               8,093,548        --               --                 --
  Net realized gain
   (loss) on security
   transactions..........       469,348           168,803           775,837        (616,120)         355,904           1,674,453
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     3,201,745         2,846,314        17,954,251      88,907,090         (746,946)         37,597,357
                            -----------       -----------      ------------    ------------     ------------        ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     3,363,178         2,595,480        23,563,841      83,902,988       (1,636,840)         37,985,347
                            -----------       -----------      ------------    ------------     ------------        ------------
UNIT TRANSACTIONS:
  Purchases..............     2,457,328         3,680,427        15,406,565     103,360,839        7,923,070         119,636,672
  Net transfers..........    (2,798,162)         (209,408)        6,091,739      93,353,812      (12,205,654)         43,391,781
  Surrenders for benefit
   payments and fees.....    (1,436,556)       (1,995,120)      (17,689,017)    (35,676,084)      (6,159,468)        (36,983,416)
  Net annuity
   transactions..........       --                  1,908           (35,542)        (55,750)         (23,828)           (130,629)
                            -----------       -----------      ------------    ------------     ------------        ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (1,777,390)        1,477,807         3,773,745     160,982,817      (10,465,880)        125,914,408
                            -----------       -----------      ------------    ------------     ------------        ------------
  Net increase (decrease)
   in net assets.........     1,585,788         4,073,287        27,337,586     244,885,805      (12,102,720)        163,899,755
NET ASSETS:
  Beginning of year......    19,192,532        24,353,011       212,468,625     394,537,762       89,624,739         444,255,077
                            -----------       -----------      ------------    ------------     ------------        ------------
  End of year............   $20,778,320       $28,426,298      $239,806,211    $639,423,567     $ 77,522,019        $608,154,832
                            ===========       ===========      ============    ============     ============        ============

                                             HARTFORD
                              HARTFORD        GROWTH
                               GROWTH      OPPORTUNITIES
                              HLS FUND       HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  -------------
OPERATIONS:
  Net investment
   income................   $ (3,704,864)  $ (2,235,270)
  Capital gains income...      1,895,500        --
  Net realized gain
   (loss) on security
   transactions..........       (326,941)      (192,142)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     27,016,769     24,477,418
                            ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     24,880,464     22,050,006
                            ------------   ------------
UNIT TRANSACTIONS:
  Purchases..............     62,239,518     43,080,489
  Net transfers..........     85,219,457     50,681,977
  Surrenders for benefit
   payments and fees.....    (14,468,406)   (10,023,615)
  Net annuity
   transactions..........         83,872        114,147
                            ------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    133,074,441     83,852,998
                            ------------   ------------
  Net increase (decrease)
   in net assets.........    157,954,905    105,903,004
NET ASSETS:
  Beginning of year......    157,840,222     97,892,718
                            ------------   ------------
  End of year............   $315,795,127   $203,795,722
                            ============   ============

_____________________________________ SA-61 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         HARTFORD
                                                       INTERNATIONAL
                             HARTFORD      HARTFORD       CAPITAL
                            HIGH YIELD      INDEX      APPRECIATION
                             HLS FUND      HLS FUND      HLS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  ------------  -------------
OPERATIONS:
  Net investment
   income................  $ 14,718,204  $ (1,153,402) $ (2,239,766)
  Capital gains income...       --          2,628,553     2,894,628
  Net realized gain
   (loss) on security
   transactions..........     2,077,208    (4,076,713)    2,557,519
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     8,626,704    67,248,126    30,874,022
                           ------------  ------------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    25,422,116    64,646,564    34,086,403
                           ------------  ------------  ------------
UNIT TRANSACTIONS:
  Purchases..............    58,344,002    37,113,784    55,011,691
  Net transfers..........     2,814,462   (15,821,833)   57,794,709
  Surrenders for benefit
   payments and fees.....   (41,162,490)  (74,664,809)   (8,417,374)
  Net annuity
   transactions..........       (39,195)     (253,703)       24,019
                           ------------  ------------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    19,956,779   (53,626,561)  104,413,045
                           ------------  ------------  ------------
  Net increase (decrease)
   in net assets.........    45,378,895    11,020,003   138,499,448
NET ASSETS:
  Beginning of year......   438,172,421   774,809,418   100,520,177
                           ------------  ------------  ------------
  End of year............  $483,551,316  $785,829,421  $239,019,625
                           ============  ============  ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-62 ____________________________________

                             HARTFORD       HARTFORD
                           INTERNATIONAL  INTERNATIONAL    HARTFORD       HARTFORD               HARTFORD
                           SMALL COMPANY  OPPORTUNITIES     MIDCAP      MIDCAP VALUE           MONEY MARKET
                             HLS FUND       HLS FUND       HLS FUND       HLS FUND               HLS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT (A)(B)(C)(D)(E)
                           -------------  -------------  -------------  ------------  ------------------------------
OPERATIONS:
  Net investment
   income................   $(1,028,528)  $ (3,602,469)  $  (8,924,843) $(10,486,311)         $  (3,083,065)
  Capital gains income...     1,172,439        --             --          11,134,929                275,309
  Net realized gain
   (loss) on security
   transactions..........       (29,737)    (7,301,695)     10,116,095     1,201,231             (2,564,916)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     9,487,324    110,956,541     116,885,476   102,905,691              1,677,988
                            -----------   ------------   -------------  ------------          -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     9,601,498    100,052,377     118,076,728   104,755,540             (3,694,684)
                            -----------   ------------   -------------  ------------          -------------
UNIT TRANSACTIONS:
  Purchases..............    16,993,401    131,748,297       1,230,955    82,931,198             96,262,930
  Net transfers..........    26,991,916     75,833,565     (49,397,421)   53,317,770              5,945,298
  Surrenders for benefit
   payments and fees.....    (4,894,697)   (54,245,568)    (80,919,304)  (51,550,533)          (205,687,673)
  Net annuity
   transactions..........        45,961       (133,672)       (562,051)       83,464               (500,023)
                            -----------   ------------   -------------  ------------          -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    39,136,581    153,202,622    (129,647,821)   84,781,899           (103,979,468)
                            -----------   ------------   -------------  ------------          -------------
  Net increase (decrease)
   in net assets.........    48,738,079    253,254,999     (11,571,093)  189,537,439           (107,674,152)
NET ASSETS:
  Beginning of year......    43,499,547    487,074,283     899,450,951   647,306,123            551,444,419
                            -----------   ------------   -------------  ------------          -------------
  End of year............   $92,237,626   $740,329,282   $ 887,879,858  $836,843,562          $ 443,770,267
                            ===========   ============   =============  ============          =============


                                HARTFORD          HARTFORD        HARTFORD
                           MORTGAGE SECURITIES  SMALL COMPANY  SMALLCAP GROWTH
                                HLS FUND          HLS FUND        HLS FUND
                               SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                           -------------------  -------------  ---------------
OPERATIONS:
  Net investment
   income................     $ 11,435,160      $ (7,788,434)   $ (3,195,792)
  Capital gains income...          625,821           --             --
  Net realized gain
   (loss) on security
   transactions..........          689,371       (31,125,945)       (202,653)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (4,057,782)       92,164,658      35,245,013
                              ------------      ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        8,692,570        53,250,279      31,846,568
                              ------------      ------------    ------------
UNIT TRANSACTIONS:
  Purchases..............       21,574,335        37,726,045      96,909,638
  Net transfers..........      (26,427,712)      (36,061,886)     76,974,704
  Surrenders for benefit
   payments and fees.....      (38,181,020)      (46,026,910)    (10,515,558)
  Net annuity
   transactions..........         (116,819)         (238,476)        126,691
                              ------------      ------------    ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      (43,151,216)      (44,601,227)    163,495,475
                              ------------      ------------    ------------
  Net increase (decrease)
   in net assets.........      (34,458,646)        8,649,052     195,342,043
NET ASSETS:
  Beginning of year......      377,005,246       557,609,851     118,819,018
                              ------------      ------------    ------------
  End of year............     $342,546,600      $566,258,903    $314,161,061
                              ============      ============    ============

(a) Effective August 27, 2004, First American International Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.
(b) Effective August 27, 2004, First American Large Cap Growth Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.
(c) Effective August 27, 2004, First American Mid Cap Growth Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.
(d) Effective August 27, 2004, First American Small Cap Growth Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.
(e) Effective August 27, 2004, First American Technology Portfolio Sub-Account merged with Hartford Money Market HLS Fund Sub-Account.

_____________________________________ SA-63 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                               HARTFORD
                              HARTFORD      U.S. GOVERNMENT
                                STOCK         SECURITIES        HARTFORD
                              HLS FUND         HLS FUND      VALUE HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ---------------  --------------
OPERATIONS:
  Net investment
   income................  $   (8,718,623)   $  7,381,019     $ (2,207,053)
  Capital gains income...        --              --               --
  Net realized gain
   (loss) on security
   transactions..........    (138,999,621)      1,354,076        1,202,319
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     228,490,609      (7,411,759)      17,036,725
                           --------------    ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      80,772,365       1,323,336       16,031,991
                           --------------    ------------     ------------
UNIT TRANSACTIONS:
  Purchases..............     216,352,790      94,718,692       25,974,222
  Net transfers..........     (72,152,505)     (9,164,589)       2,042,092
  Surrenders for benefit
   payments and fees.....    (308,730,607)    (35,203,021)     (14,491,563)
  Net annuity
   transactions..........      (1,205,776)         38,544            8,418
                           --------------    ------------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    (165,736,098)     50,389,626       13,533,169
                           --------------    ------------     ------------
  Net increase (decrease)
   in net assets.........     (84,963,733)     51,712,962       29,565,160
NET ASSETS:
  Beginning of year......   3,203,447,775     375,622,063      168,634,668
                           --------------    ------------     ------------
  End of year............  $3,118,484,042    $427,335,025     $198,199,828
                           ==============    ============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-64 ____________________________________

                             HARTFORD                    MERRILL LYNCH  MERRILL LYNCH
                               VALUE        HARTFORD        GLOBAL        LARGE CAP     JENNISON                 PRUDENTIAL
                           OPPORTUNITIES  EQUITY INCOME   GROWTH V.I.    GROWTH V.I.   20/20 FOCUS   JENNISON       VALUE
                             HLS FUND       HLS FUND         FUND           FUND        PORTFOLIO    PORTFOLIO    PORTFOLIO
                            SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           -------------  -------------  -------------  -------------  -----------  -----------  -----------
OPERATIONS:
  Net investment
   income................  $ (1,160,770)   $   225,584    $    3,418     $  (52,352)    $ (4,752)    $(13,379)    $ (4,250)
  Capital gains income...       --               2,227       --             --            --           --           --
  Net realized gain
   (loss) on security
   transactions..........       380,155         20,361       (30,180)         1,239        3,460       11,443        4,077
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    18,993,886      5,882,467       178,233        272,263       36,794       57,988       80,651
                           ------------    -----------    ----------     ----------     --------     --------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    18,213,271      6,130,639       151,471        221,150       35,502       56,052       80,478
                           ------------    -----------    ----------     ----------     --------     --------     --------
UNIT TRANSACTIONS:
  Purchases..............    26,804,608     26,995,054       (12,743)        65,555       10,000       13,075       --
  Net transfers..........    54,803,737     53,196,635       127,105         (8,769)       2,491      (36,919)      14,834
  Surrenders for benefit
   payments and fees.....    (7,252,994)    (2,142,629)      (55,584)      (160,573)     (27,926)     (47,065)     (13,259)
  Net annuity
   transactions..........       284,137        112,223       --             (20,846)      --           --           --
                           ------------    -----------    ----------     ----------     --------     --------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    74,639,488     78,161,283        58,778       (124,633)     (15,435)     (70,909)       1,575
                           ------------    -----------    ----------     ----------     --------     --------     --------
  Net increase (decrease)
   in net assets.........    92,852,759     84,291,922       210,249         96,517       20,067      (14,857)      82,053
NET ASSETS:
  Beginning of year......    56,048,861      5,150,744     1,132,673      3,808,602      271,816      803,832      588,825
                           ------------    -----------    ----------     ----------     --------     --------     --------
  End of year............  $148,901,620    $89,442,666    $1,342,922     $3,905,119     $291,883     $788,975     $670,878
                           ============    ===========    ==========     ==========     ========     ========     ========

_____________________________________ SA-65 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                           SP WILLIAM BLAIR   WELLS FARGO
                            INTERNATIONAL        ASSET       WELLS FARGO
                                GROWTH         ALLOCATION    TOTAL RETURN
                              PORTFOLIO           FUND        BOND FUND
                           SUB-ACCOUNT (F)    SUB-ACCOUNT    SUB-ACCOUNT
                           ----------------  --------------  ------------
OPERATIONS:
  Net investment
   income................      $ (6,794)      $   138,816    $   252,485
  Capital gains income...       --              1,180,643      1,028,955
  Net realized gain
   (loss) on security
   transactions..........         1,278            62,783        (13,037)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        64,539         1,359,488       (868,608)
                               --------       -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        59,023         2,741,730        399,795
                               --------       -----------    -----------
UNIT TRANSACTIONS:
  Purchases..............        26,268         7,203,272      5,473,750
  Net transfers..........        82,253           924,025      3,238,977
  Surrenders for benefit
   payments and fees.....        (1,236)       (1,654,814)    (1,111,027)
  Net annuity
   transactions..........       --                  2,194        --
                               --------       -----------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       107,285         6,474,677      7,601,700
                               --------       -----------    -----------
  Net increase (decrease)
   in net assets.........       166,308         9,216,407      8,001,495
NET ASSETS:
  Beginning of year......       312,949        31,164,977     11,087,834
                               --------       -----------    -----------
  End of year............      $479,257       $40,381,384    $19,089,329
                               ========       ===========    ===========

(f) Formerly SP Jennison International Growth Portfolio Sub-Account. Change effective May 3, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-66 ____________________________________


                           WELLS FARGO  WELLS FARGO                WELLS FARGO    WELLS FARGO   WELLS FARGO   WELLS FARGO
                             EQUITY       EQUITY     WELLS FARGO  INTERNATIONAL  LARGE COMPANY  MONEY MARKET   SMALL CAP
                           INCOME FUND  VALUE FUND   GROWTH FUND   EQUITY FUND    GROWTH FUND       FUND      GROWTH FUND
                           SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  -----------  -------------  -------------  ------------  -----------
OPERATIONS:
  Net investment
   income................  $   (12,878) $      383   $  (17,510)   $  (56,024)    $  (453,888)  $   (49,310)  $  (58,994)
  Capital gains income...      --           --           --           --              --            --            --
  Net realized gain
   (loss) on security
   transactions..........       32,068       9,761        2,071        27,736          (3,799)      --            44,751
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    1,622,527     204,814       86,945       524,286         898,674             4      477,724
                           -----------  ----------   ----------    ----------     -----------   -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,641,717     214,958       71,506       495,998         440,987       (49,306)     463,481
                           -----------  ----------   ----------    ----------     -----------   -----------   ----------
UNIT TRANSACTIONS:
  Purchases..............    5,027,026     275,998      247,730     2,603,175       7,932,116     1,680,579      955,318
  Net transfers..........    2,358,076      48,620      127,348       975,667         672,781    (1,772,616)     769,334
  Surrenders for benefit
   payments and fees.....     (754,635)    (46,184)     (33,225)     (144,854)     (1,215,194)     (566,574)    (219,601)
  Net annuity
   transactions..........        1,637      --            6,790       --              (11,000)      --            --
                           -----------  ----------   ----------    ----------     -----------   -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    6,632,104     278,434      348,643     3,433,988       7,378,703      (658,611)   1,505,051
                           -----------  ----------   ----------    ----------     -----------   -----------   ----------
  Net increase (decrease)
   in net assets.........    8,273,821     493,392      420,149     3,929,986       7,819,690      (707,917)   1,968,532
NET ASSETS:
  Beginning of year......   12,578,181   2,014,101      768,582     2,482,997      20,341,759     5,149,427    2,637,814
                           -----------  ----------   ----------    ----------     -----------   -----------   ----------
  End of year............  $20,852,002  $2,507,493   $1,188,731    $6,412,983     $28,161,449   $ 4,441,510   $4,606,346
                           ===========  ==========   ==========    ==========     ===========   ===========   ==========

_____________________________________ SA-67 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003


                            EVERGREEN VA       EVERGREEN VA     EVERGREEN VA
                           FOUNDATION FUND         FUND         GROWTH FUND
                             SUB-ACCOUNT     SUB-ACCOUNT (A)    SUB-ACCOUNT
                           ---------------  ------------------  ------------
OPERATIONS:
  Net investment
   income................    $   20,098          $   (760)       $  (14,026)
  Capital gains income...       --               --                 --
  Net realized gain
   (loss) on security
   transactions..........        11,512                 3               522
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       196,427            14,164           305,807
                             ----------          --------        ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       228,037            13,407           292,303
                             ----------          --------        ----------
UNIT TRANSACTIONS:
  Purchases..............     1,741,601            86,670           267,183
  Net transfers..........        52,213            57,670           172,465
  Surrenders for benefit
   payments and fees.....       (61,088)              (31)         (243,477)
  Net annuity
   transactions..........       --               --                    (118)
                             ----------          --------        ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,732,726           144,309           196,053
                             ----------          --------        ----------
  Net increase (decrease)
   in net assets.........     1,960,763           157,716           488,356
NET ASSETS:
  Beginning of year......       331,091          --                 782,835
                             ----------          --------        ----------
  End of year............    $2,291,854          $157,716        $1,271,191
                             ==========          ========        ==========

(a)  From inception, April 30, 2003 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-68 ____________________________________

                            EVERGREEN VA                   EVERGREEN VA     EVERGREEN VA    EVERGREEN VA    FIRST AMERICAN
                            INTERNATIONAL   EVERGREEN VA  SPECIAL VALUES   SPECIAL EQUITY    GROWTH AND     INTERNATIONAL
                             EQUITY FUND     OMEGA FUND        FUND             FUND         INCOME FUND      PORTFOLIO
                           SUB-ACCOUNT (B)  SUB-ACCOUNT   SUB-ACCOUNT (C)   SUB-ACCOUNT    SUB-ACCOUNT (D)   SUB-ACCOUNT
                           ---------------  ------------  ---------------  --------------  ---------------  --------------
OPERATIONS:
  Net investment
   income................    $     (936)     $  (26,965)    $  (13,242)       $ (3,720)      $   32,536       $     (915)
  Capital gains income...       --              --             --              --               --               --
  Net realized gain
   (loss) on security
   transactions..........       (70,544)         (2,701)           653           3,712         (118,400)         (11,165)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       513,123         565,606        295,328          86,448          396,420          436,072
                             ----------      ----------     ----------        --------       ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       441,643         535,940        282,739          86,440          310,556          423,992
                             ----------      ----------     ----------        --------       ----------       ----------
UNIT TRANSACTIONS:
  Purchases..............       760,939         645,472        754,762         163,560          465,121           65,535
  Net transfers..........       208,608         486,457        540,176         249,707          222,538         (113,976)
  Surrenders for benefit
   payments and fees.....      (182,367)        (72,793)       (42,905)         (9,618)        (220,230)         (89,492)
  Net annuity
   transactions..........       --              --             --              --               --                  (308)
                             ----------      ----------     ----------        --------       ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       787,180       1,059,136      1,252,033         403,649          467,429         (138,241)
                             ----------      ----------     ----------        --------       ----------       ----------
  Net increase (decrease)
   in net assets.........     1,228,823       1,595,076      1,534,772         490,089          777,985          285,751
NET ASSETS:
  Beginning of year......     1,248,536       1,020,538        255,328          83,745        1,553,716        1,210,736
                             ----------      ----------     ----------        --------       ----------       ----------
  End of year............    $2,477,359      $2,615,614     $1,790,100        $573,834       $2,331,701       $1,496,487
                             ==========      ==========     ==========        ========       ==========       ==========


                            FIRST AMERICAN   FIRST AMERICAN
                           LARGE CAP GROWTH  MID CAP GROWTH
                              PORTFOLIO        PORTFOLIO
                             SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  --------------
OPERATIONS:
  Net investment
   income................     $  (17,883)      $  (10,711)
  Capital gains income...       --                --
  Net realized gain
   (loss) on security
   transactions..........         (4,139)           5,634
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        329,008          208,577
                              ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        306,986          203,500
                              ----------       ----------
UNIT TRANSACTIONS:
  Purchases..............        179,840          254,689
  Net transfers..........        135,789          252,264
  Surrenders for benefit
   payments and fees.....        (74,105)         (10,072)
  Net annuity
   transactions..........           (125)         --
                              ----------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        241,399          496,881
                              ----------       ----------
  Net increase (decrease)
   in net assets.........        548,385          700,381
NET ASSETS:
  Beginning of year......      1,198,941          313,017
                              ----------       ----------
  End of year............     $1,747,326       $1,013,398
                              ==========       ==========

(b) Formerly Evergreen VA International Growth Fund Sub-Account. Change effective June 12, 2003.
(c) Formerly Evergreen VA Small Cap Value Fund Sub-Account. Change effective July 10, 2003.
(d) Evergreen VA Capital Growth Fund Sub-Account merged with Evergreen VA Growth and Income Fund Sub-Account. Change effective December 5, 2003.

_____________________________________ SA-69 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                            FIRST AMERICAN   FIRST AMERICAN     HARTFORD
                           SMALL CAP GROWTH    TECHNOLOGY     ADVISERS HLS
                              PORTFOLIO        PORTFOLIO          FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------  --------------  ---------------
OPERATIONS:
  Net investment
   income................     $  (10,676)      $  (16,529)   $   60,970,027
  Capital gains income...       --                --               --
  Net realized gain
   (loss) on security
   transactions..........          5,214           (6,543)     (130,238,376)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        333,211          518,502       905,810,782
                              ----------       ----------    --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        327,749          495,430       836,542,433
                              ----------       ----------    --------------
UNIT TRANSACTIONS:
  Purchases..............        502,582          372,598       401,414,698
  Net transfers..........        342,074          241,910       247,349,028
  Surrenders for benefit
   payments and fees.....        (49,479)         (71,803)     (464,824,144)
  Net annuity
   transactions..........       --                    (61)       (1,770,497)
                              ----------       ----------    --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        795,177          542,644       182,169,085
                              ----------       ----------    --------------
  Net increase (decrease)
   in net assets.........      1,122,926        1,038,074     1,018,711,518
NET ASSETS:
  Beginning of year......        236,186          846,192     4,894,792,626
                              ----------       ----------    --------------
  End of year............     $1,359,112       $1,884,266    $5,913,504,144
                              ==========       ==========    ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-70 ____________________________________

                                                                 HARTFORD                                      HARTFORD
                                            HARTFORD CAPITAL   DIVIDEND AND    HARTFORD       HARTFORD          GLOBAL
                            HARTFORD BOND     APPRECIATION      GROWTH HLS     FOCUS HLS   GLOBAL ADVISERS  COMMUNICATIONS
                              HLS FUND          HLS FUND           FUND          FUND         HLS FUND         HLS FUND
                             SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           ---------------  ----------------  --------------  -----------  ---------------  --------------
OPERATIONS:
  Net investment
   income................  $   36,616,486    $  (29,066,566)  $    6,802,183  $  (635,495)  $ (1,033,947)    $  (130,888)
  Capital gains income...       6,350,554         --              14,485,666      --            --               --
  Net realized gain
   (loss) on security
   transactions..........       6,033,697       (73,439,003)      (6,188,653)     245,566     (4,694,375)        (32,722)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      27,436,870     1,590,691,947      547,452,843   13,678,280     45,992,701       4,991,983
                           --------------    --------------   --------------  -----------   ------------     -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      76,437,607     1,488,186,378      562,552,039   13,288,351     40,264,379       4,828,373
                           --------------    --------------   --------------  -----------   ------------     -----------
UNIT TRANSACTIONS:
  Purchases..............     219,321,190       461,316,841      327,018,709   13,862,490     15,681,467       3,676,748
  Net transfers..........     112,840,212       274,643,893      371,075,732    4,322,401      9,115,788       6,730,982
  Surrenders for benefit
   payments and fees.....    (121,595,793)     (295,600,545)    (169,140,284)  (3,249,557)   (17,459,346)       (637,733)
  Net annuity
   transactions..........        (366,331)         (919,248)        (342,299)      (3,637)      (116,860)            196
                           --------------    --------------   --------------  -----------   ------------     -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     210,199,278       439,440,941      528,611,858   14,931,697      7,221,049       9,770,193
                           --------------    --------------   --------------  -----------   ------------     -----------
  Net increase (decrease)
   in net assets.........     286,636,885     1,927,627,319    1,091,163,897   28,220,048     47,485,428      14,598,566
NET ASSETS:
  Beginning of year......   1,111,893,630     3,514,254,297    1,926,275,098   41,915,834    196,123,739       4,593,966
                           --------------    --------------   --------------  -----------   ------------     -----------
  End of year............  $1,398,530,515    $5,441,881,616   $3,017,438,995  $70,135,882   $243,609,167     $19,192,532
                           ==============    ==============   ==============  ===========   ============     ===========

                                HARTFORD
                                 GLOBAL          HARTFORD
                           FINANCIAL SERVICES  GLOBAL HEALTH
                                HLS FUND         HLS FUND
                              SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  -------------
OPERATIONS:
  Net investment
   income................     $    69,507      $ (2,110,827)
  Capital gains income...        --               2,256,781
  Net realized gain
   (loss) on security
   transactions..........         (35,584)       (1,253,950)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       4,228,323        44,340,213
                              -----------      ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       4,262,246        43,232,217
                              -----------      ------------
UNIT TRANSACTIONS:
  Purchases..............       6,036,613        27,970,365
  Net transfers..........       4,678,351        21,285,981
  Surrenders for benefit
   payments and fees.....        (775,858)       (9,433,897)
  Net annuity
   transactions..........          (4,841)          (14,283)
                              -----------      ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       9,934,265        39,808,166
                              -----------      ------------
  Net increase (decrease)
   in net assets.........      14,196,511        83,040,383
NET ASSETS:
  Beginning of year......      10,156,500       129,428,242
                              -----------      ------------
  End of year............     $24,353,011      $212,468,625
                              ===========      ============

_____________________________________ SA-71 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                              HARTFORD         HARTFORD            HARTFORD
                           GLOBAL LEADERS  GLOBAL TECHNOLOGY  DISCIPLINED EQUITY
                              HLS FUND         HLS FUND            HLS FUND
                            SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT (E)
                           --------------  -----------------  ------------------
OPERATIONS:
  Net investment
   income................   $ (2,694,442)     $  (804,710)       $   (201,751)
  Capital gains income...       --               --                 --
  Net realized gain
   (loss) on security
   transactions..........    (11,763,441)      (2,759,899)         (2,923,473)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    106,443,494       28,853,534          86,391,416
                            ------------      -----------        ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     91,985,611       25,288,925          83,266,192
                            ------------      -----------        ------------
UNIT TRANSACTIONS:
  Purchases..............     37,727,231       13,283,287          64,642,332
  Net transfers..........     23,336,847       18,977,774          57,464,677
  Surrenders for benefit
   payments and fees.....    (18,741,545)      (3,871,621)        (21,567,196)
  Net annuity
   transactions..........        (13,082)         (10,783)            (23,180)
                            ------------      -----------        ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     42,309,451       28,378,657         100,516,633
                            ------------      -----------        ------------
  Net increase (decrease)
   in net assets.........    134,295,062       53,667,582         183,782,825
NET ASSETS:
  Beginning of year......    260,242,700       35,957,157         260,472,252
                            ------------      -----------        ------------
  End of year............   $394,537,762      $89,624,739        $444,255,077
                            ============      ===========        ============

(e) Formerly Hartford Growth and Income HLS Fund Sub-Account. Change effective November 3, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-72 ____________________________________

                                                                                        HARTFORD
                                             HARTFORD                                 INTERNATIONAL    HARTFORD       HARTFORD
                              HARTFORD        GROWTH        HARTFORD      HARTFORD       CAPITAL     INTERNATIONAL  INTERNATIONAL
                               GROWTH      OPPORTUNITIES   HIGH YIELD      INDEX      APPRECIATION   SMALL COMPANY  OPPORTUNITIES
                              HLS FUND       HLS FUND       HLS FUND      HLS FUND      HLS FUND       HLS FUND       HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           --------------  -------------  ------------  ------------  -------------  -------------  -------------
OPERATIONS:
  Net investment
   income................   $ (1,065,847)   $  (637,123)  $  7,246,180  $    696,064  $   (774,315)   $   (19,243)  $ (1,276,582)
  Capital gains income...      4,572,365        --             --          2,067,499     4,685,792      2,927,835        --
  Net realized gain
   (loss) on security
   transactions..........         25,011          9,541        182,888   (14,375,297)       80,007        149,141    (28,976,792)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     16,063,616     15,166,195     43,115,812   167,211,927    17,645,494      7,411,252    143,551,892
                            ------------    -----------   ------------  ------------  ------------    -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     19,595,145     14,538,613     50,544,880   155,600,193    21,636,978     10,468,985    113,298,518
                            ------------    -----------   ------------  ------------  ------------    -----------   ------------
UNIT TRANSACTIONS:
  Purchases..............     62,551,723     31,608,892    107,531,174    56,365,610    34,511,643      8,940,825     29,630,305
  Net transfers..........     65,533,920     45,249,103    168,919,903    33,711,434    22,940,354     17,555,986      6,862,872
  Surrenders for benefit
   payments and fees.....     (2,393,560)    (1,619,376)   (20,493,716)  (52,233,067)   (4,670,096)    (6,266,809)   (35,426,868)
  Net annuity
   transactions..........         51,430         19,450         45,983      (312,343)       61,064         26,268       (205,922)
                            ------------    -----------   ------------  ------------  ------------    -----------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    125,743,513     75,258,069    256,003,344    37,531,634    52,842,965     20,256,270        860,387
                            ------------    -----------   ------------  ------------  ------------    -----------   ------------
  Net increase (decrease)
   in net assets.........    145,338,658     89,796,682    306,548,224   193,131,827    74,479,943     30,725,255    114,158,905
NET ASSETS:
  Beginning of year......     12,501,564      8,096,036    131,624,197   581,677,591    26,040,234     12,774,292    372,915,378
                            ------------    -----------   ------------  ------------  ------------    -----------   ------------
  End of year............   $157,840,222    $97,892,718   $438,172,421  $774,809,418  $100,520,177    $43,499,547   $487,074,283
                            ============    ===========   ============  ============  ============    ===========   ============


                             HARTFORD
                              MIDCAP
                             HLS FUND
                            SUB-ACCOUNT
                           -------------
OPERATIONS:
  Net investment
   income................  $  (8,498,283)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........    (29,616,837)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    285,848,737
                           -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    247,733,617
                           -------------
UNIT TRANSACTIONS:
  Purchases..............      1,431,052
  Net transfers..........    (55,580,423)
  Surrenders for benefit
   payments and fees.....    (57,067,644)
  Net annuity
   transactions..........       (443,201)
                           -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (111,660,216)
                           -------------
  Net increase (decrease)
   in net assets.........    136,073,401
NET ASSETS:
  Beginning of year......    763,377,550
                           -------------
  End of year............  $ 899,450,951
                           =============

_____________________________________ SA-73 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003


                             HARTFORD      HARTFORD          HARTFORD
                           MIDCAP VALUE  MONEY MARKET   MORTGAGE SECURITIES
                             HLS FUND      HLS FUND          HLS FUND
                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  -------------  -------------------
OPERATIONS:
  Net investment
   income................  $ (5,707,974) $  (4,814,371)    $  7,775,108
  Capital gains income...       --            --              2,126,261
  Net realized gain
   (loss) on security
   transactions..........      (607,328)      --                480,993
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................   158,036,743       --             (7,758,994)
                           ------------  -------------     ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   151,721,441     (4,814,371)       2,623,368
                           ------------  -------------     ------------
UNIT TRANSACTIONS:
  Purchases..............   114,537,035    146,006,872       59,720,008
  Net transfers..........   148,070,021   (183,935,673)     (37,975,689)
  Surrenders for benefit
   payments and fees.....   (21,224,817)  (277,367,697)     (42,804,345)
  Net annuity
   transactions..........       130,761       (693,698)        (328,765)
                           ------------  -------------     ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   241,513,000   (315,990,196)     (21,388,791)
                           ------------  -------------     ------------
  Net increase (decrease)
   in net assets.........   393,234,441   (320,804,567)     (18,765,423)
NET ASSETS:
  Beginning of year......   254,071,682    864,748,397      395,770,669
                           ------------  -------------     ------------
  End of year............  $647,306,123  $ 543,943,830     $377,005,246
                           ============  =============     ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-74 ____________________________________

                                                                               HARTFORD                        HARTFORD
                             HARTFORD        HARTFORD         HARTFORD      U.S. GOVERNMENT                      VALUE
                           SMALL COMPANY  SMALLCAP GROWTH       STOCK         SECURITIES        HARTFORD     OPPORTUNITIES
                             HLS FUND        HLS FUND         HLS FUND         HLS FUND      VALUE HLS FUND    HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -------------  ---------------  ---------------  ---------------  --------------  -------------
OPERATIONS:
  Net investment
   income................  $ (5,472,079)   $   (765,997)   $   (2,616,322)   $    703,734     $   (602,517)   $  (267,738)
  Capital gains income...       --             --                --              --               --              --
  Net realized gain
   (loss) on security
   transactions..........   (28,688,802)        170,294      (190,349,214)        (53,294)        (261,302)        20,098
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................   209,445,112      21,372,802       823,789,875         183,697       30,205,831      9,729,263
                           ------------    ------------    --------------    ------------     ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   175,284,231      20,777,099       630,824,339         834,137       29,342,012      9,481,623
                           ------------    ------------    --------------    ------------     ------------    -----------
UNIT TRANSACTIONS:
  Purchases..............    49,828,054      38,874,059       169,113,635     112,117,342       35,713,256     15,260,214
  Net transfers..........    47,518,331      48,270,382         5,416,429      17,585,562       33,687,783     26,153,890
  Surrenders for benefit
   payments and fees.....   (26,973,435)     (2,157,540)     (218,166,062)    (40,402,011)      (5,840,149)      (943,356)
  Net annuity
   transactions..........      (215,867)         50,183        (2,110,438)         15,047           (1,334)        40,772
                           ------------    ------------    --------------    ------------     ------------    -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    70,157,083      85,037,084       (45,746,436)     89,315,940       63,559,556     40,511,520
                           ------------    ------------    --------------    ------------     ------------    -----------
  Net increase (decrease)
   in net assets.........   245,441,314     105,814,183       585,077,903      90,150,077       92,901,568     49,993,143
NET ASSETS:
  Beginning of year......   312,168,537      13,004,835     2,618,369,872     285,471,986       75,733,100      6,055,718
                           ------------    ------------    --------------    ------------     ------------    -----------
  End of year............  $557,609,851    $118,819,018    $3,203,447,775    $375,622,063     $168,634,668    $56,048,861
                           ============    ============    ==============    ============     ============    ===========


                                HARTFORD
                             EQUITY INCOME
                                HLS FUND
                            SUB-ACCOUNT (F)
                           ------------------
OPERATIONS:
  Net investment
   income................      $    2,138
  Capital gains income...        --
  Net realized gain
   (loss) on security
   transactions..........           1,342
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         240,856
                               ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         244,336
                               ----------
UNIT TRANSACTIONS:
  Purchases..............       1,708,144
  Net transfers..........       3,206,669
  Surrenders for benefit
   payments and fees.....          (8,405)
  Net annuity
   transactions..........        --
                               ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       4,906,408
                               ----------
  Net increase (decrease)
   in net assets.........       5,150,744
NET ASSETS:
  Beginning of year......        --
                               ----------
  End of year............      $5,150,744
                               ==========

(f)  From inception, October 31, 2003 to December 31, 2003.

_____________________________________ SA-75 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                           MERRILL LYNCH    MERRILL LYNCH
                              GLOBAL          LARGE CAP        JENNISON
                            GROWTH V.I.      GROWTH V.I.      20/20 FOCUS
                               FUND              FUND          PORTFOLIO
                            SUB-ACCOUNT    SUB-ACCOUNT (G)    SUB-ACCOUNT
                           -------------  ------------------  -----------
OPERATIONS:
  Net investment
   income................   $   (3,537)       $  (26,092)      $ (3,490)
  Capital gains income...      --               --               --
  Net realized gain
   (loss) on security
   transactions..........      (69,509)           17,099          2,007
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      363,449           925,365         55,450
                            ----------        ----------       --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      290,403           916,372         53,967
                            ----------        ----------       --------
UNIT TRANSACTIONS:
  Purchases..............      298,851         1,210,071         53,880
  Net transfers..........     (109,337)          (14,479)         8,344
  Surrenders for benefit
   payments and fees.....      (42,138)         (163,652)        (9,584)
  Net annuity
   transactions..........      --               --               --
                            ----------        ----------       --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      147,376         1,031,940         52,640
                            ----------        ----------       --------
  Net increase (decrease)
   in net assets.........      437,779         1,948,312        106,607
NET ASSETS:
  Beginning of year......      694,894         1,860,290        165,209
                            ----------        ----------       --------
  End of year............   $1,132,673        $3,808,602       $271,816
                            ==========        ==========       ========

(g) Merrill Lynch Large Cap Growth V.I. Fund Sub-Account merged with Merrill Lynch Large Cap Growth V.I. Fund Sub- Account. Change effective
     November 21, 2003

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-76 ____________________________________

                                                     SP WILLIAM BLAIR   WELLS FARGO
                                        PRUDENTIAL    INTERNATIONAL        ASSET        WELLS FARGO    WELLS FARGO   WELLS FARGO
                            JENNISON       VALUE          GROWTH         ALLOCATION     TOTAL RETURN      EQUITY       EQUITY
                            PORTFOLIO    PORTFOLIO      PORTFOLIO           FUND         BOND FUND     INCOME FUND   VALUE FUND
                           SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT(H)  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------  -----------  ----------------  --------------  --------------  ------------  -----------
OPERATIONS:
  Net investment
   income................   $(10,314)    $ (1,046)       $ (2,851)      $    19,834     $   134,220    $     5,128   $    2,273
  Capital gains income...     --           --             --                --               78,349        188,220       --
  Net realized gain
   (loss) on security
   transactions..........      2,354          148           1,153            12,802          21,048          8,322      (22,994)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................    159,651      108,325          66,062         3,681,856          78,430      1,660,191      340,496
                            --------     --------        --------       -----------     -----------    -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    151,691      107,427          64,364         3,714,492         312,047      1,861,861      319,775
                            --------     --------        --------       -----------     -----------    -----------   ----------
UNIT TRANSACTIONS:
  Purchases..............    135,679       23,677          73,487        15,329,485       7,039,046      5,526,123      722,890
  Net transfers..........    164,629      285,136         173,087         7,228,175       1,617,139      3,077,829      295,153
  Surrenders for benefit
   payments and fees.....    (12,077)      (2,728)         (1,288)         (553,535)       (355,290)      (442,664)     (36,453)
  Net annuity
   transactions..........     --           --             --                 98,267         --              96,428       --
                            --------     --------        --------       -----------     -----------    -----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    288,231      306,085         245,286        22,102,392       8,300,895      8,257,716      981,590
                            --------     --------        --------       -----------     -----------    -----------   ----------
  Net increase (decrease)
   in net assets.........    439,922      413,512         309,650        25,816,884       8,612,942     10,119,577    1,301,365
NET ASSETS:
  Beginning of year......    363,910      175,313           3,299         5,348,093       2,474,892      2,458,604      712,736
                            --------     --------        --------       -----------     -----------    -----------   ----------
  End of year............   $803,832     $588,825        $312,949       $31,164,977     $11,087,834    $12,578,181   $2,014,101
                            ========     ========        ========       ===========     ===========    ===========   ==========


                           WELLS FARGO
                           GROWTH FUND
                           SUB-ACCOUNT
                           -----------
OPERATIONS:
  Net investment
   income................   $ (6,761)
  Capital gains income...     --
  Net realized gain
   (loss) on security
   transactions..........        157
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     94,876
                            --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     88,272
                            --------
UNIT TRANSACTIONS:
  Purchases..............    388,903
  Net transfers..........    117,248
  Surrenders for benefit
   payments and fees.....    (11,523)
  Net annuity
   transactions..........     --
                            --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    494,628
                            --------
  Net increase (decrease)
   in net assets.........    582,900
NET ASSETS:
  Beginning of year......    185,682
                            --------
  End of year............   $768,582
                            ========

_____________________________________ SA-77 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                            WELLS FARGO    WELLS FARGO   WELLS FARGO   WELLS FARGO
                           INTERNATIONAL  LARGE COMPANY  MONEY MARKET   SMALL CAP
                            EQUITY FUND    GROWTH FUND       FUND      GROWTH FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           -------------  -------------  ------------  -----------
OPERATIONS:
  Net investment
   income................   $  (20,226)    $  (198,369)   $  (47,097)  $  (23,587)
  Capital gains income...      --              --            --            --
  Net realized gain
   (loss) on security
   transactions..........        1,104         (14,626)      --            (2,458)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      516,323       2,809,947       --           548,862
                            ----------     -----------    ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      497,201       2,596,952       (47,097)     522,817
                            ----------     -----------    ----------   ----------
UNIT TRANSACTIONS:
  Purchases..............      771,861       8,720,733     2,083,491      867,570
  Net transfers..........      676,924       4,516,728     1,098,998      660,347
  Surrenders for benefit
   payments and fees.....     (105,181)       (469,682)     (443,792)     (74,378)
  Net annuity
   transactions..........      --               97,353       --            --
                            ----------     -----------    ----------   ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    1,343,604      12,865,132     2,738,697    1,453,539
                            ----------     -----------    ----------   ----------
  Net increase (decrease)
   in net assets.........    1,840,805      15,462,084     2,691,600    1,976,356
NET ASSETS:
  Beginning of year......      642,192       4,879,675     2,457,827      661,458
                            ----------     -----------    ----------   ----------
  End of year............   $2,482,997     $20,341,759    $5,149,427   $2,637,814
                            ==========     ===========    ==========   ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-78 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

 1.  ORGANIZATION:

    Separate Account One (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the Evergreen VA Foundation Fund, Evergreen VA Fund, Evergreen VA Growth Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund, Evergreen VA Special Values Fund, Evergreen VA Special Equity Fund, Evergreen VA Growth and Income Fund, Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Focus HLS Fund, Hartford Global Advisers HLS Fund, Hartford Global Communications HLS Fund, Hartford Global Financial Services HLS Fund, Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford International Small Company HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Mortgage Securities HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, Merrill Lynch Global Growth V.I. Fund, Merrill Lynch Large Cap Growth V.I. Fund, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, SP William Blair International Growth Portfolio, Wells Fargo Asset Allocation Fund, Wells Fargo Total Return Bond Fund, Wells Fargo Equity Income Fund, Wells Fargo Equity Value Fund, Wells Fargo Growth Fund, Wells Fargo International Equity Fund, Wells Fargo Large Company Growth Fund, Wells Fargo Money Market Fund, and Wells Fargo Small Cap Growth Fund.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

     a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

     b) SECURITY VALUATION--The investment in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2004.

     c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

     d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

     e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

     f) MORTALITY RISK--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater

_____________________________________ SA-79 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004
        longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

     a) MORTALITY AND EXPENSE RISK CHARGES--The Company, will make deductions at a maximum annual rate of 1.50% of the contract's value for the mortality and expenses risks which the Company undertakes.

     b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

     c) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the range of $25 to 30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

_____________________________________ SA-80 ____________________________________

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

                                            PURCHASES        PROCEEDS
FUND                                         AT COST        FROM SALES
----                                      --------------  --------------
Evergreen VA Foundation Fund............  $      395,821  $      540,886
Evergreen VA Fund.......................         256,445          20,692
Evergreen VA Growth Fund................         294,157         217,481
Evergreen VA International Equity
 Fund...................................       2,804,748         394,443
Evergreen VA Omega Fund.................         717,672         660,674
Evergreen VA Special Values Fund........       2,337,087         314,927
Evergreen VA Special Equity Fund........         385,237          94,228
Evergreen VA Growth and Income Fund.....         450,456         443,568
Hartford Advisers HLS Fund..............     515,696,675     819,240,840
Hartford Bond HLS Fund..................     474,610,868     232,576,168
Hartford Capital Appreciation HLS
 Fund...................................     809,445,585     581,974,811
Hartford Dividend and Growth HLS Fund...     619,141,654     207,413,718
Hartford Focus HLS Fund.................      19,094,357      21,413,669
Hartford Global Advisers HLS Fund.......      72,216,535      30,481,577
Hartford Global Communications HLS
 Fund...................................       9,292,960      11,378,183
Hartford Global Financial Services HLS
 Fund...................................       8,063,804       7,005,575
Hartford Global Health HLS Fund.........      47,120,102      38,512,337
Hartford Global Leaders HLS Fund........     192,008,106      35,415,187
Hartford Global Technology HLS Fund.....      19,400,032      31,111,969
Hartford Disciplined Equity HLS Fund....     178,107,218      53,480,735
Hartford Growth HLS Fund................     161,318,139      30,053,843
Hartford Growth Opportunities HLS
 Fund...................................     105,958,766      24,341,123
Hartford High Yield HLS Fund............     167,734,629     133,060,936
Hartford Index HLS Fund.................      81,422,162     133,572,809
Hartford International Capital
 Appreciation HLS Fund..................     154,503,018      49,435,188
Hartford International Small Company HLS
 Fund...................................      55,183,698      15,903,220
Hartford International Opportunities HLS
 Fund...................................     232,144,534      82,544,434
Hartford MidCap HLS Fund................       5,418,287     143,990,129
Hartford MidCap Value HLS Fund..........     176,324,311      90,893,836
Hartford Money Market HLS Fund..........     428,521,768     535,310,367
Hartford Mortgage Securities HLS Fund...      65,943,469      97,033,855
Hartford Small Company HLS Fund.........      67,037,029     119,425,611
Hartford SmallCap Growth HLS Fund.......     203,999,955      43,700,624
Hartford Stock HLS Fund.................     307,724,372     482,181,896
Hartford U.S. Government Securities HLS
 Fund...................................     181,512,552     123,741,368
Hartford Value HLS Fund.................      49,098,244      37,772,357
Hartford Value Opportunities HLS Fund...      97,229,312      23,750,609
Hartford Equity Income HLS Fund.........      82,876,298       4,487,176
Merrill Lynch Global Growth V.I. Fund...         187,200         125,007
Merrill Lynch Large Cap Growth V.I.
 Fund...................................          89,898         266,876
Jennison 20/20 Focus Portfolio..........          15,980          36,167
Jennison Portfolio......................          17,425         101,713
Prudential Value Portfolio..............          27,401          30,077
SP William Blair International Growth
 Portfolio..............................         117,033          16,542
Wells Fargo Asset Allocation Fund.......      12,035,559       4,241,374
Wells Fargo Total Return Bond Fund......      11,269,939       2,383,802
Wells Fargo Equity Income Fund..........       8,241,257       1,622,101
Wells Fargo Equity Value Fund...........         538,057         259,238
Wells Fargo Growth Fund.................         422,378          91,242
Wells Fargo International Equity Fund...       3,820,155         442,194
Wells Fargo Large Company Growth Fund...      11,154,700       4,229,915
Wells Fargo Money Market Fund...........       4,194,754       4,902,698
Wells Fargo Small Cap Growth Fund.......       1,959,260         513,196
                                          --------------  --------------
                                          $5,649,881,058  $4,263,153,191
                                          ==============  ==============

_____________________________________ SA-81 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004
 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                                         UNITS        NET INCREASE
FUND                                  UNITS ISSUED      REDEEMED       (DECREASE)
----                                 --------------  --------------  --------------
Evergreen VA Foundation Fund.......         437,079         576,469        (139,390)
Evergreen VA Fund..................         308,355          20,692         287,663
Evergreen VA Growth Fund...........         349,408         246,706         102,702
Evergreen VA International Equity
 Fund..............................       3,422,837         404,473       3,018,364
Evergreen VA Omega Fund............       1,223,906       1,064,798         159,108
Evergreen VA Special Values Fund...       1,877,003         231,565       1,645,438
Evergreen VA Special Equity Fund...         517,183         109,286         407,897
Evergreen VA Growth and Income
 Fund..............................         411,467         378,564          32,903
Hartford Advisers HLS Fund.........     391,624,808     260,034,708     131,590,100
Hartford Bond HLS Fund.............     265,047,378     104,900,459     160,146,919
Hartford Capital Appreciation HLS
 Fund..............................     581,119,722     142,357,480     438,762,242
Hartford Dividend and Growth HLS
 Fund..............................     479,650,274      89,151,630     390,498,644
Hartford Focus HLS Fund............      20,423,587      21,838,311      (1,414,724)
Hartford Global Advisers HLS
 Fund..............................      62,835,538      20,302,297      42,533,241
Hartford Global Communications HLS
 Fund..............................      11,993,558      14,596,369      (2,602,811)
Hartford Global Financial Services
 HLS Fund..........................       8,337,767       6,886,090       1,451,677
Hartford Global Health HLS Fund....      25,010,186      22,680,609       2,329,577
Hartford Global Leaders HLS Fund...     174,954,400      30,991,261     143,963,139
Hartford Global Technology HLS
 Fund..............................      43,346,843      69,295,688     (25,948,845)
Hartford Disciplined Equity HLS
 Fund..............................     184,810,016      50,928,362     133,881,654
Hartford Growth HLS Fund...........     139,286,107      25,225,926     114,060,181
Hartford Growth Opportunities HLS
 Fund..............................      94,196,785      21,266,280      72,930,505
Hartford High Yield HLS Fund.......     128,517,388     111,405,400      17,111,988
Hartford Index HLS Fund............      69,399,054      64,702,554       4,696,500
Hartford International Capital
 Appreciation HLS Fund.............     134,084,922      42,728,678      91,356,244
Hartford International Small
 Company HLS Fund..................      39,433,612      11,398,701      28,034,911
Hartford International
 Opportunities HLS Fund............     270,434,090      69,488,448     200,945,642
Hartford MidCap HLS Fund...........       1,993,135      54,860,476     (52,867,341)
Hartford MidCap Value HLS Fund.....     140,322,448      69,714,684      70,607,764
Hartford Money Market HLS Fund.....     353,080,389     400,783,040     (47,702,651)
Hartford Mortgage Securities HLS
 Fund..............................      34,950,425      51,893,635     (16,943,210)
Hartford Small Company HLS Fund....      72,299,173     100,943,760     (28,644,587)
Hartford SmallCap Growth HLS
 Fund..............................     186,027,970      38,818,301     147,209,669
Hartford Stock HLS Fund............     309,586,493     158,100,743     151,485,750
Hartford U.S. Government Securities
 HLS Fund..........................     159,185,524     111,921,354      47,264,170
Hartford Value HLS Fund............      51,528,971      37,481,020      14,047,951
Hartford Value Opportunities HLS
 Fund..............................      84,192,808      19,892,276      64,300,532
Hartford Equity Income HLS Fund....      76,459,648       4,051,314      72,408,334
Merrill Lynch Global Growth V.I.
 Fund..............................         209,192         141,921          67,271
Merrill Lynch Large Cap Growth V.I.
 Fund..............................         123,035         237,579        (114,544)
Jennison 20/20 Focus Portfolio.....          17,135          32,321         (15,186)
Jennison Portfolio.................          26,203         134,777        (108,574)
Prudential Value Portfolio.........          21,804          21,522             282
SP William Blair International
 Growth Portfolio..................         153,515          12,965         140,550
Wells Fargo Asset Allocation
 Fund..............................       9,558,234       3,511,569       6,046,665
Wells Fargo Total Return Bond
 Fund..............................       8,771,727       1,997,656       6,774,071
Wells Fargo Equity Income Fund.....       7,544,350       1,310,323       6,234,027
Wells Fargo Equity Value Fund......         503,026         218,838         284,188
Wells Fargo Growth Fund............         446,337          79,643         366,694
Wells Fargo International Equity
 Fund..............................       3,742,249         381,416       3,360,833
Wells Fargo Large Company Growth
 Fund..............................      11,629,471       4,144,449       7,485,022
Wells Fargo Money Market Fund......       4,253,171       4,924,198        (671,027)
Wells Fargo Small Cap Growth
 Fund..............................       1,980,745         468,659       1,512,086

_____________________________________ SA-82 ____________________________________

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                                         UNITS        NET INCREASE
FUND                                  UNITS ISSUED      REDEEMED       (DECREASE)
----                                 --------------  --------------  --------------
Evergreen VA Foundation Fund.......       3,605,639       1,396,733       2,208,906
Evergreen VA Fund..................         183,724              52         183,672
Evergreen VA Growth Fund...........         766,579         408,266         358,313
Evergreen VA International Equity
 Fund..............................       1,743,707         453,300       1,290,407
Evergreen VA Omega Fund............       2,446,417         373,670       2,072,747
Evergreen VA Special Values Fund...       1,325,480         103,306       1,222,174
Evergreen VA Special Equity Fund...         674,140          76,434         597,706
Evergreen VA Growth and Income
 Fund..............................       3,038,668       2,635,641         403,027
First American International
 Portfolio.........................         263,804         472,741        (208,937)
First American Large Cap Growth
 Portfolio.........................       1,036,782         512,762         524,020
First American Mid Cap Growth
 Portfolio.........................         852,429         262,305         590,124
First American Small Cap Growth
 Portfolio.........................         939,367         134,191         805,176
First American Technology
 Portfolio.........................       2,767,775         834,376       1,933,399
Hartford Advisers HLS Fund.........     679,968,826     192,027,503     487,941,323
Hartford Bond HLS Fund.............     320,740,630     132,440,171     188,300,459
Hartford Capital Appreciation HLS
 Fund..............................     746,769,274     104,830,329     641,938,945
Hartford Dividend and Growth HLS
 Fund..............................     555,645,176      75,808,964     479,836,212
Hartford Focus HLS Fund............      34,238,191      16,287,888      17,950,303
Hartford Global Advisers HLS
 Fund..............................      35,272,197      20,289,755      14,982,442
Hartford Global Communications HLS
 Fund..............................      22,536,670       7,178,736      15,357,934
Hartford Global Financial Services
 HLS Fund..........................      16,257,539       4,555,702      11,701,837
Hartford Global Health HLS Fund....      45,278,479      17,174,546      28,103,933
Hartford Global Leaders HLS Fund...      99,558,272      32,953,301      66,604,971
Hartford Global Technology HLS
 Fund..............................     125,638,246      53,788,482      71,849,764
Hartford Disciplined Equity HLS
 Fund..............................     161,989,743      35,617,343     126,372,400
Hartford Growth HLS Fund...........     138,788,112      12,231,241     126,556,871
Hartford Growth Opportunities HLS
 Fund..............................      83,909,182       4,055,986      79,853,196
Hartford High Yield HLS Fund.......     324,885,143      83,638,749     241,246,394
Hartford Index HLS Fund............     128,334,955      38,359,768      89,975,187
Hartford International Capital
 Appreciation HLS Fund.............      81,507,153      21,413,638      60,093,515
Hartford International Small
 Company HLS Fund..................      30,997,185      12,581,317      18,415,868
Hartford International
 Opportunities HLS Fund............     256,176,577     225,114,433      31,062,144
Hartford MidCap HLS Fund...........       4,622,537      60,037,959     (55,415,422)
Hartford MidCap Value HLS Fund.....     280,030,911      37,866,240     242,164,671
Hartford Money Market HLS Fund.....     379,776,417     577,109,894    (197,333,477)
Hartford Mortgage Securities HLS
 Fund..............................     101,769,864      87,213,611      14,556,253
Hartford Small Company HLS Fund....     166,163,517      48,772,067     117,391,450
Hartford SmallCap Growth HLS
 Fund..............................     104,581,191      11,956,348      92,624,843
Hartford Stock HLS Fund............     313,919,876     112,372,161     201,547,715
Hartford U.S. Government Securities
 HLS Fund..........................     245,003,260     162,073,970      82,929,290
Hartford Value HLS Fund............      95,406,176      19,463,276      75,942,900
Hartford Value Opportunities HLS
 Fund..............................      47,147,201       4,213,323      42,933,878
Hartford Equity Income HLS Fund....       4,917,098         120,586       4,796,512
Merrill Lynch Global Growth V.I.
 Fund..............................         970,443         700,394         270,049
Merrill Lynch Large Cap Growth V.I.
 Fund..............................       1,983,805         563,619       1,420,186
Jennison 20/20 Focus Portfolio.....         107,918          41,070          66,848
Jennison Portfolio.................         590,143         141,727         448,416
Prudential Value Portfolio.........         413,097           3,452         409,645
SP Jennison International Growth
 Portfolio.........................         453,437          49,391         404,046
Wells Fargo Asset Allocation
 Fund..............................      24,672,021       1,332,461      23,339,560
Wells Fargo Total Return Bond
 Fund..............................      11,815,114       4,205,794       7,609,320
Wells Fargo Equity Income Fund.....      10,107,252       1,002,619       9,104,633
Wells Fargo Equity Value Fund......       1,365,468         206,934       1,158,534
Wells Fargo Growth Fund............         632,386          57,998         574,388
Wells Fargo International Equity
 Fund..............................       1,746,638         145,950       1,600,688
Wells Fargo Large Company Growth
 Fund..............................      16,103,945       1,672,288      14,431,657
Wells Fargo Money Market Fund......       5,599,599       2,842,356       2,757,243
Wells Fargo Small Cap Growth
 Fund..............................       2,000,803         254,840       1,745,963

_____________________________________ SA-83 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004
 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Sub-Account has outstanding units.

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
EVERGREEN VA FOUNDATION FUND
  2004  Lowest contract charges          149,577   $0.918234    $      137,347     1.45%       0.95%        4.78%
        Highest contract charges          96,408    0.896880            86,466     2.15%       0.95%        4.05%
        Remaining contract
        charges                        2,256,860      --             2,041,574     --        --           --
  2003  Lowest contract charges          124,543    0.876353           109,143     1.45%       2.61%       14.11%
        Highest contract charges          77,891    0.861982            67,141     2.13%       3.56%       13.32%
        Remaining contract
        charges                        2,439,801      --             2,115,570     --        --           --
  2002  Lowest contract charges           95,123    0.767989            73,053     1.45%       2.02%      (10.96)%
        Highest contract charges          91,867    0.763624            70,152     0.72%      16.52%       (0.24)%
        Remaining contract
        charges                          246,339      --               187,886     --        --           --
  2001  Lowest contract charges          132,410    0.862557           114,211     1.41%       4.77%       (9.88)%
        Highest contract charges           4,273    0.858633             3,669     1.63%       2.57%       (9.64)%
        Remaining contract
        charges                         --            --              --           --        --           --
EVERGREEN VA FUND
  2004  Lowest contract charges           31,219    0.692405            21,617     1.37%     --             6.88%
        Highest contract charges             593    1.160019               687     1.84%     --             6.03%
        Remaining contract
        charges                          439,524      --               399,714     --        --           --
  2003  Lowest contract charges           56,495    0.644055            36,386     1.53%     --            25.43%
        Highest contract charges          86,679    1.099485            95,302     1.78%       0.08%       25.17%
        Remaining contract
        charges                           40,499      --                26,028     --        --           --
EVERGREEN VA GROWTH FUND
  2004  Lowest contract charges          193,419    1.247480           241,286     1.25%     --            12.45%
        Highest contract charges          29,626    0.877128            25,986     2.15%     --            11.44%
        Remaining contract
        charges                        1,401,272      --             1,266,145     --        --           --
  2003  Lowest contract charges          193,690    1.109393           214,878     1.26%     --            37.27%
        Highest contract charges          31,679    0.787080            24,934     1.99%     --            36.04%
        Remaining contract
        charges                        1,296,246      --             1,031,379     --        --           --
  2002  Lowest contract charges          456,077    0.808212           368,607     1.26%     --           (27.82)%
        Highest contract charges         319,424    0.579420           185,081     1.77%     --           (28.21)%
        Remaining contract
        charges                          387,803      --               229,147     --        --           --
  2001  Lowest contract charges          658,759    1.119662           737,587     1.24%     --            (7.84)%
        Highest contract charges          13,133    0.807130            10,600     1.62%     --           (10.10)%
        Remaining contract
        charges                          161,658      --               134,865     --        --           --

_____________________________________ SA-84 ____________________________________

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
EVERGREEN VA INTERNATIONAL EQUITY FUND
  2004  Lowest contract charges          378,896   $1.441267    $      546,090     1.25%       1.23%       17.73%
        Highest contract charges         170,406    0.868724           148,036     2.16%       3.60%       16.62%
        Remaining contract
        charges                        5,483,750      --             4,904,044     --        --           --
  2003  Lowest contract charges          424,294    1.224217           519,428     1.25%       1.00%       29.70%
        Highest contract charges          49,965    0.746269            37,288     1.34%       6.82%       29.70%
        Remaining contract
        charges                        2,540,429      --             1,920,643     --        --           --
  2002  Lowest contract charges          666,276    0.943918           628,910     1.25%       1.13%      (11.58)%
        Highest contract charges          98,046    0.581786            57,042     0.79%       4.95%       (7.13)%
        Remaining contract
        charges                          959,958      --               562,584     --        --           --
  2001  Lowest contract charges        1,055,625    1.067563         1,126,946     1.24%       0.93%      (18.90)%
        Highest contract charges          88,453    0.660048            58,383     1.62%       1.06%      (19.18)%
        Remaining contract
        charges                          475,457      --               318,220     --        --           --
EVERGREEN VA OMEGA FUND
  2004  Lowest contract charges          188,791    0.788151           148,797     1.39%     --             5.72%
        Highest contract charges         136,178    0.602067            81,988     2.16%     --             4.88%
        Remaining contract
        charges                        4,319,797      --             2,636,503     --        --           --
  2003  Lowest contract charges           30,672    0.749892            23,001     1.25%     --            38.30%
        Highest contract charges          59,737    0.574053            34,292     2.13%     --            37.06%
        Remaining contract
        charges                        4,395,249      --             2,558,321     --        --           --
  2002  Lowest contract charges           29,094    0.542221            15,775     1.25%     --           (26.31)%
        Highest contract charges          10,449    0.418833             4,377     0.86%     --            (3.93)%
        Remaining contract
        charges                        2,373,368      --             1,000,386     --        --           --
  2001  Lowest contract charges          812,650    0.574965           467,245     1.43%     --           (16.02)%
        Highest contract charges         108,211    0.572332            61,933     1.62%     --           (18.17)%
        Remaining contract
        charges                          408,863      --               218,104     --        --           --
EVERGREEN VA SPECIAL VALUES FUND
  2004  Lowest contract charges            1,396    1.633806             2,281     1.26%       1.02%       18.88%
        Highest contract charges          87,950    1.237521           108,840     2.17%       2.07%       17.76%
        Remaining contract
        charges                        3,070,117      --             4,238,319     --        --           --
  2003  Lowest contract charges            1,396    1.374337             1,919     1.32%       0.05%       27.91%
        Highest contract charges           9,432    1.050919             9,912     2.14%       0.12%       26.76%
        Remaining contract
        charges                        1,503,200      --             1,778,269     --        --           --
  2002  Lowest contract charges           19,924    1.074467            21,408     0.68%       0.18%      (17.22)%
        Highest contract charges           5,695    1.065306             6,067     0.79%       0.62%       (4.85)%
        Remaining contract
        charges                          266,235      --               227,853     --        --           --

_____________________________________ SA-85 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
EVERGREEN VA SPECIAL EQUITY FUND
  2004  Lowest contract charges            4,959   $0.904123    $        4,483     1.37%     --             4.37%
        Highest contract charges          33,358    0.775273            25,861     2.05%     --             3.69%
        Remaining contract
        charges                        1,133,311      --               885,569     --        --           --
  2003  Lowest contract charges           76,791    0.758822            58,271     1.45%     --            49.79%
        Highest contract charges          50,236    0.746360            37,494     1.99%     --            48.74%
        Remaining contract
        charges                          636,704      --               478,069     --        --           --
  2002  Lowest contract charges           77,036    0.506601            39,027     1.45%     --           (28.23)%
        Highest contract charges          88,989    0.502514            44,718     1.74%     --           (28.48)%
        Remaining contract
        charges                         --            --              --           --        --           --
  2001  Lowest contract charges           37,254    0.705848            26,295     1.43%     --            (9.43)%
        Highest contract charges        --            --              --           --        --           --
        Remaining contract
        charges                         --            --              --           --        --           --
EVERGREEN VA GROWTH AND INCOME FUND
  2004  Lowest contract charges          324,953    1.141248           370,850     1.25%       1.16%        7.85%
        Highest contract charges          48,542    1.130022            54,854     2.14%       2.35%        6.89%
        Remaining contract
        charges                        1,863,766      --             2,102,523     --        --           --
  2003  Lowest contract charges          345,858    1.058149           365,969     0.11%       0.67%        5.82%
        Highest contract charges          18,302    1.057316            19,351     0.18%       0.67%        5.73%
        Remaining contract
        charges                        1,840,198      --             1,946,381     --        --           --
HARTFORD ADVISERS HLS FUND
  2004  Lowest contract charges           69,021    1.005892            69,428     0.40%       2.08%        3.33%
        Highest contract charges          43,754    1.022902            44,756     2.34%       2.46%        1.34%
        Remaining contract
        charges                    2,480,350,210      --         5,697,230,216     --        --           --
  2003  Lowest contract charges           69,022    0.973482            67,191     0.40%       2.60%       18.02%
        Highest contract charges         331,157    1.009434           334,281     2.19%       2.88%       15.92%
        Remaining contract
        charges                    2,348,472,707      --         5,913,102,672     --        --           --
  2002  Lowest contract charges           42,699    0.824851            35,220     0.40%       3.98%      (14.14)%
        Highest contract charges          73,289    0.870842            63,823     0.86%       4.56%       (1.82)%
        Remaining contract
        charges                    1,860,815,571      --         4,894,693,583     --        --           --
  2001  Lowest contract charges       42,120,614    1.009584        42,524,298     0.78%       3.17%       (5.40)%
        Highest contract charges         419,529    1.030542           432,343     1.64%       3.90%       (7.50)%
        Remaining contract
        charges                    1,706,572,743      --         6,158,795,636     --        --           --
HARTFORD BOND HLS FUND
  2004  Lowest contract charges           12,939    1.288675            16,672     0.40%       4.62%        4.21%
        Highest contract charges         171,651    1.360735           233,572     2.27%       4.10%        2.25%
        Remaining contract
        charges                      861,557,017      --         1,600,307,749     --        --           --
  2003  Lowest contract charges           12,938    1.236653            16,000     0.40%       4.05%        7.42%
        Highest contract charges         104,486    1.330849           139,055     2.19%       5.28%        5.50%
        Remaining contract
        charges                      701,477,264      --         1,398,375,460     --        --           --
  2002  Lowest contract charges           12,938    1.151275            14,895     0.40%     --             9.64%
        Highest contract charges           2,550    1.261477             3,217     0.89%     --             6.17%
        Remaining contract
        charges                      513,278,738      --         1,111,875,518     --        --           --
  2001  Lowest contract charges        4,214,866    1.206638         5,085,817     0.78%       3.81%        7.81%
        Highest contract charges         131,019    1.169037           153,166     1.63%       3.86%        5.26%
        Remaining contract
        charges                      339,759,187      --           757,102,842     --        --           --

_____________________________________ SA-86 ____________________________________

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
HARTFORD CAPITAL APPRECIATION HLS FUND
  2004  Lowest contract charges          385,882   $1.198906    $      462,633     0.40%       0.41%       18.89%
        Highest contract charges       1,758,558    1.736063         3,052,968     2.28%       0.56%       16.65%
        Remaining contract
        charges                    2,227,221,932      --         6,722,637,278     --        --           --
  2003  Lowest contract charges          383,694    1.008428           386,928     0.40%       0.96%       41.81%
        Highest contract charges         307,094    1.488245           457,031     2.18%       0.76%       39.28%
        Remaining contract
        charges                    1,789,913,341      --         5,441,037,657     --        --           --
  2002  Lowest contract charges          326,695    0.711113           232,317     0.39%       2.03%      (20.02)%
        Highest contract charges          55,184    1.068503            58,965     0.85%       1.51%        1.83%
        Remaining contract
        charges                    1,148,283,308      --         3,513,963,015     --        --           --
  2001  Lowest contract charges       23,382,416    1.282035        29,977,076     0.79%       0.87%       (7.68)%
        Highest contract charges         179,869    1.357485           244,169     1.64%       1.39%      (13.30)%
        Remaining contract
        charges                      916,116,492      --         4,709,366,965     --        --           --
HARTFORD DIVIDEND AND GROWTH HLS FUND
  2004  Lowest contract charges           45,393    1.153738            52,371     0.40%       1.86%       11.97%
        Highest contract charges         134,536    1.071092           144,100     2.29%       1.48%        9.59%
        Remaining contract
        charges                    1,917,970,358      --         3,791,810,865     --        --           --
  2003  Lowest contract charges           15,734    1.030374            16,212     0.40%       1.52%       26.29%
        Highest contract charges         318,581    1.121332           357,235     2.19%       1.84%       24.04%
        Remaining contract
        charges                    1,527,317,326      --         3,017,065,548     --        --           --
  2002  Lowest contract charges           15,734    0.815873            12,837     0.40%       2.17%      (14.57)%
        Highest contract charges          63,805    0.904010            57,681     0.86%       6.60%       (3.61)%
        Remaining contract
        charges                    1,047,735,892      --         1,926,204,580     --        --           --
  2001  Lowest contract charges       16,679,702    1.115257        18,602,155     0.78%       2.82%       (4.80)%
        Highest contract charges         248,254    1.075204           266,924     1.66%       3.07%       (3.64)%
        Remaining contract
        charges                      828,035,882      --         2,022,703,972     --        --           --
HARTFORD FOCUS HLS FUND
  2004  Lowest contract charges        1,510,744    1.007687         1,522,358     0.80%       0.32%        2.34%
        Highest contract charges           4,358    0.953726             4,156     2.26%     --             0.57%
        Remaining contract
        charges                       69,833,842      --            68,214,236     --        --           --
  2003  Lowest contract charges        1,424,331    0.984645         1,402,460     0.80%       0.30%       27.34%
        Highest contract charges           8,677    0.952684             8,266     2.19%       0.45%       25.58%
        Remaining contract
        charges                       71,330,660      --            68,725,156     --        --           --
  2002  Lowest contract charges        1,399,517    0.773216         1,082,129     0.80%     --           (25.20)%
        Highest contract charges          46,993    0.756733            35,561     0.87%     --            (1.37)%
        Remaining contract
        charges                       53,366,853      --            40,798,144     --        --           --
  2001  Lowest contract charges           66,582    1.036417            69,007     0.24%       0.89%        3.64%
        Highest contract charges           5,385    1.026392             5,527     1.04%       1.18%        2.64%
        Remaining contract
        charges                       26,993,800      --            27,793,973     --        --           --

_____________________________________ SA-87 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
HARTFORD GLOBAL ADVISERS HLS FUND
  2004  Lowest contract charges        3,737,800   $1.184600    $    4,427,799     0.80%       0.02%       11.85%
        Highest contract charges          28,360    0.963940            27,338     2.25%     --             9.91%
        Remaining contract
        charges                      206,839,625      --           312,904,415     --        --           --
  2003  Lowest contract charges        2,456,054    1.059109         2,601,228     0.80%       0.89%       21.29%
        Highest contract charges         288,218    0.877028           252,775     2.14%       0.89%       19.38%
        Remaining contract
        charges                      165,328,272      --           240,755,164     --        --           --
  2002  Lowest contract charges        1,994,219    0.873218         1,741,388     0.80%       0.05%       (9.67)%
        Highest contract charges          72,074    0.734673            52,951     0.88%     --            (2.18)%
        Remaining contract
        charges                      151,023,810      --           194,329,400     --        --           --
  2001  Lowest contract charges        1,571,064    0.966735         1,518,803     0.79%       0.88%       (7.00)%
        Highest contract charges           6,139    0.995870             6,114     1.65%       1.09%       (7.92)%
        Remaining contract
        charges                      160,423,528      --           234,632,196     --        --           --
HARTFORD GLOBAL COMMUNICATIONS HLS FUND
  2004  Lowest contract charges          107,148    0.971243           104,068     0.80%     --            22.23%
        Highest contract charges          16,451    0.919650            15,129     2.23%     --            20.17%
        Remaining contract
        charges                       21,936,987      --            20,659,123     --        --           --
  2003  Lowest contract charges          101,293    0.794595            80,487     0.80%     --            59.10%
        Highest contract charges             726    0.768805               558     2.25%     --            56.89%
        Remaining contract
        charges                       24,561,378      --            19,111,487     --        --           --
  2002  Lowest contract charges           78,380    0.499444            39,147     0.80%       0.79%      (29.93)%
        Highest contract charges           9,549    0.488756             4,667     0.85%       1.44%       18.03%
        Remaining contract
        charges                        9,217,534      --             4,550,152     --        --           --
  2001  Lowest contract charges           26,164    0.712739            18,648     0.50%       1.81%      (28.73)%
        Highest contract charges             724    0.707744               513     1.23%       3.63%      (29.23)%
        Remaining contract
        charges                        2,515,807      --             1,784,771     --        --           --
HARTFORD GLOBAL FINANCIAL SERVICES HLS FUND
  2004  Lowest contract charges          370,431    1.106800           409,991     0.80%     --            11.45%
        Highest contract charges          21,004    1.047445            22,001     2.28%     --             9.52%
        Remaining contract
        charges                       26,145,705      --            27,994,306     --        --           --
  2003  Lowest contract charges          379,106    0.993064           376,476     0.79%       2.43%       29.25%
        Highest contract charges             538    0.960838               517     2.28%       2.35%       27.45%
        Remaining contract
        charges                       24,705,819      --            23,976,018     --        --           --
  2002  Lowest contract charges          127,635    0.768332            98,066     0.80%       1.64%      (19.52)%
        Highest contract charges          22,791    0.751881            17,136     0.86%       3.44%       (7.15)%
        Remaining contract
        charges                       13,233,201      --            10,041,298     --        --           --
  2001  Lowest contract charges           42,639    0.954679            40,707     0.51%       0.98%       (4.53)%
        Highest contract charges             536    0.947993               509     1.19%       2.86%       (5.20)%
        Remaining contract
        charges                        5,954,146      --             5,659,477     --        --           --

_____________________________________ SA-88 ____________________________________

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
HARTFORD GLOBAL HEALTH HLS FUND
  2004  Lowest contract charges        2,160,971   $1.805011    $    3,900,574     0.80%       0.06%       11.91%
        Highest contract charges          22,379    1.690766            37,837     2.28%     --             9.96%
        Remaining contract
        charges                      135,320,204      --           235,867,800     --        --           --
  2003  Lowest contract charges        2,169,550    1.612989         3,499,460     0.80%       0.14%       31.26%
        Highest contract charges             860    1.546677             1,330     2.19%       0.20%       29.43%
        Remaining contract
        charges                      133,003,567      --           208,967,835     --        --           --
  2002  Lowest contract charges        2,043,776    1.228884         2,511,564     0.80%       0.01%      (17.64)%
        Highest contract charges         149,081    1.190305           177,451     0.86%     --            (1.03)%
        Remaining contract
        charges                      104,877,185      --           126,739,227     --        --           --
  2001  Lowest contract charges           62,882    1.083740            68,148     0.24%     --             8.37%
        Highest contract charges          24,017    1.468325            35,264     1.66%     --             6.17%
        Remaining contract
        charges                       99,173,295      --           146,624,209     --        --           --
HARTFORD GLOBAL LEADERS HLS FUND
  2004  Lowest contract charges       16,308,220    1.253542        20,443,039     0.80%       0.57%       18.24%
        Highest contract charges          68,905    0.813217            56,035     2.24%       1.06%       16.19%
        Remaining contract
        charges                      467,700,671      --           618,924,493     --        --           --
  2003  Lowest contract charges       13,913,505    1.060196        14,751,043     0.80%       0.45%       34.49%
        Highest contract charges       1,723,586    0.699918         1,206,369     2.13%       0.62%       32.36%
        Remaining contract
        charges                      324,477,566      --           378,580,350     --        --           --
  2002  Lowest contract charges       12,574,585    0.788283         9,912,332     0.80%       0.95%      (20.15)%
        Highest contract charges         727,633    0.528790           384,765     0.84%       3.28%       (5.48)%
        Remaining contract
        charges                      260,207,471      --           249,945,603     --        --           --
  2001  Lowest contract charges       10,672,610    0.987167        10,535,648     0.79%       0.71%      (17.25)%
        Highest contract charges          18,825    1.456653            27,422     1.62%       1.61%      (17.20)%
        Remaining contract
        charges                      256,874,500      --           331,777,781     --        --           --
HARTFORD GLOBAL TECHNOLOGY HLS FUND
  2004  Lowest contract charges        1,355,138    0.468107           634,350     0.80%     --             0.54%
        Highest contract charges          41,970    0.438692            18,412     2.29%     --            (1.20)%
        Remaining contract
        charges                      170,270,033      --            76,869,257     --        --           --
  2003  Lowest contract charges        1,548,206    0.465583           720,819     0.80%     --            60.21%
        Highest contract charges       1,490,312    0.444032           661,746     2.11%     --            57.67%
        Remaining contract
        charges                      194,577,468      --            88,242,174     --        --           --
  2002  Lowest contract charges        1,350,789    0.290600           392,539     0.80%     --           (39.08)%
        Highest contract charges          33,246    0.281616             9,363     0.86%     --            (1.76)%
        Remaining contract
        charges                      124,382,185      --            35,555,255     --        --           --
  2001  Lowest contract charges        1,550,587    0.477000           739,630     0.79%     --           (23.43)%
        Highest contract charges           5,656    0.469396             2,655     1.62%     --           (35.42)%
        Remaining contract
        charges                      126,097,166      --            59,578,203     --        --           --

_____________________________________ SA-89 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
HARTFORD DISCIPLINED EQUITY HLS FUND
  2004  Lowest contract charges           36,487   $0.953484    $       34,794     0.40%       1.16%        7.98%
        Highest contract charges         140,163    1.081024           151,520     2.28%      (2.15)%       5.95%
        Remaining contract
        charges                      577,210,610      --           607,968,518     --        --           --
  2003  Lowest contract charges           26,507    0.883048            23,407     0.40%       1.45%       28.31%
        Highest contract charges          77,977    1.020369            79,566     2.18%       1.77%       26.02%
        Remaining contract
        charges                      443,401,122      --           444,152,104     --        --           --
  2002  Lowest contract charges           18,948    0.688243            13,041     0.39%       0.26%      (24.95)%
        Highest contract charges         186,066    0.639773           119,040     0.84%     --            (3.72)%
        Remaining contract
        charges                      316,928,194      --           260,340,171     --        --           --
  2001  Lowest contract charges       11,798,604    0.989645        11,676,429     0.78%     --            (8.75)%
        Highest contract charges          86,414    1.096317            94,737     1.65%     --           (13.92)%
        Remaining contract
        charges                      266,326,604      --           303,993,004     --        --           --
HARTFORD GROWTH HLS FUND
  2004  Lowest contract charges        6,747,647    1.266047         8,542,836     0.80%     --            11.60%
        Highest contract charges          43,546    1.212349            52,793     2.26%     --             9.66%
        Remaining contract
        charges                      248,427,412      --           307,199,498     --        --           --
  2003  Lowest contract charges        2,775,711    1.134468         3,148,956     0.79%     --            31.75%
        Highest contract charges          48,678    1.109219            53,995     2.18%     --            29.92%
        Remaining contract
        charges                      138,334,035      --           154,637,271     --        --           --
  2002  Lowest contract charges          100,371    0.861086            86,428     0.53%     --           (13.89)%
        Highest contract charges         102,596    0.852627            87,476     0.87%     --             1.96%
        Remaining contract
        charges                       14,398,585      --            12,327,660     --        --           --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
  2004  Lowest contract charges          714,000    1.277822           912,363     0.80%     --            16.25%
        Highest contract charges           3,364    1.223730             4,117     2.26%     --            14.24%
        Remaining contract
        charges                      162,638,414      --           202,879,242     --        --           --
  2003  Lowest contract charges          411,425    1.099190           452,234     0.79%     --            42.65%
        Highest contract charges          64,756    1.074744            69,596     2.19%     --            40.67%
        Remaining contract
        charges                       89,949,092      --            97,370,887     --        --           --
  2002  Lowest contract charges           31,101    0.770576            23,965     0.53%     --           (22.94)%
        Highest contract charges          52,062    0.763056            39,726     0.86%     --            (3.22)%
        Remaining contract
        charges                       10,488,915      --             8,032,345     --        --           --
HARTFORD HIGH YIELD HLS FUND
  2004  Lowest contract charges        8,245,659    1.252573        10,328,292     0.80%       4.86%        6.55%
        Highest contract charges           6,224    1.162544             7,236     2.27%       5.69%        4.70%
        Remaining contract
        charges                      385,958,173      --           473,215,788     --        --           --
  2003  Lowest contract charges        7,574,423    1.175599         8,904,484     0.80%       4.01%       22.20%
        Highest contract charges         199,446    1.175175           234,384     2.19%       4.87%       20.51%
        Remaining contract
        charges                      369,324,199      --           429,033,553     --        --           --
  2002  Lowest contract charges        3,347,643    0.962004         3,220,446     0.80%       5.01%       (7.63)%
        Highest contract charges       1,735,417    0.923229         1,602,187     0.89%     --             4.58%
        Remaining contract
        charges                      130,768,619      --           126,801,564     --        --           --
  2001  Lowest contract charges        1,358,466    1.041495         1,414,835     0.78%       0.06%        1.87%
        Highest contract charges          10,401    1.068491            11,114     1.62%       0.04%       (4.54)%
        Remaining contract
        charges                       87,258,366      --            93,059,062     --        --           --

_____________________________________ SA-90 ____________________________________

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
HARTFORD INDEX HLS FUND
  2004  Lowest contract charges           16,622   $0.985951    $       16,387     0.40%       4.06%        9.95%
        Highest contract charges          88,220    0.976788            86,172     2.27%       2.05%        7.88%
        Remaining contract
        charges                      360,158,083      --           785,726,862     --        --           --
  2003  Lowest contract charges        3,354,146    0.874199         2,932,191     0.80%       1.42%       27.11%
        Highest contract charges           1,961    0.905410             1,775     2.20%       2.19%       25.35%
        Remaining contract
        charges                      352,210,318      --           771,875,452     --        --           --
  2002  Lowest contract charges        3,413,436    0.687734         2,347,536     0.80%       1.15%      (23.07)%
        Highest contract charges       1,347,941    0.613581           827,071     0.89%       2.50%       (3.86)%
        Remaining contract
        charges                      260,829,861      --           578,502,984     --        --           --
  2001  Lowest contract charges        3,040,902    0.893931         2,718,357     0.79%       1.11%      (13.01)%
        Highest contract charges          38,085    0.950213            36,189     1.67%       1.65%      (16.59)%
        Remaining contract
        charges                      262,392,824      --           866,859,280     --        --           --
HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND
  2004  Lowest contract charges        1,705,242    1.304632         2,224,711     0.79%     --            23.72%
        Highest contract charges          21,694    1.234745            26,787     2.25%     --            21.58%
        Remaining contract
        charges                      187,177,854      --           236,768,127     --        --           --
  2003  Lowest contract charges          418,406    1.054481           441,202     0.80%     --            49.82%
        Highest contract charges         448,890    1.015586           455,886     2.12%     --            47.45%
        Remaining contract
        charges                       96,681,250      --            99,623,089     --        --           --
  2002  Lowest contract charges          278,253    0.703817           195,839     0.80%       0.52%      (17.88)%
        Highest contract charges          60,358    0.688763            41,572     0.88%       0.33%       (7.89)%
        Remaining contract
        charges                       37,116,418      --            25,802,823     --        --           --
  2001  Lowest contract charges           68,739    0.857006            58,909     0.51%       0.21%      (14.30)%
        Highest contract charges              26    0.851001                22     1.41%       0.02%      (14.90)%
        Remaining contract
        charges                       11,048,106      --             9,425,855     --        --           --
HARTFORD INTERNATIONAL SMALL COMPANY HLS FUND
  2004  Lowest contract charges          224,936    1.557691           350,389     0.80%     --            16.03%
        Highest contract charges           3,941    1.474252             5,811     2.26%     --            14.02%
        Remaining contract
        charges                       60,890,911      --            91,881,426     --        --           --
  2003  Lowest contract charges           90,483    1.342473           121,471     0.79%       1.33%       52.51%
        Highest contract charges           1,871    1.298923             2,430     2.20%       1.01%       50.40%
        Remaining contract
        charges                       32,992,523      --            43,375,646     --        --           --
  2002  Lowest contract charges           56,842    0.880232            50,034     0.79%     --            (5.84)%
        Highest contract charges           1,874    0.863668             1,618     0.88%     --            (8.10)%
        Remaining contract
        charges                       14,610,296      --            12,722,640     --        --           --
  2001  Lowest contract charges            4,951    0.934805             4,628     0.49%       0.46%       (6.52)%
        Highest contract charges              23    0.928261                21     --          1.15%       (7.17)%
        Remaining contract
        charges                        1,606,246      --             1,495,412     --        --           --

_____________________________________ SA-91 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
  2004  Lowest contract charges            5,104   $1.109605    $        5,666     0.39%       0.84%       17.61%
        Highest contract charges       2,375,030    1.030653         2,447,832     2.22%       1.12%       15.17%
        Remaining contract
        charges                      562,540,865      --           737,875,784     --        --           --
  2003  Lowest contract charges        3,103,787    0.855464         2,655,178     0.80%       0.96%       32.04%
        Highest contract charges       1,033,232    0.656540           678,358     2.14%       1.32%       29.95%
        Remaining contract
        charges                      359,838,338      --           483,740,747     --        --           --
  2002  Lowest contract charges        2,968,365    0.647904         1,923,215     0.80%       1.98%      (18.59)%
        Highest contract charges         520,613    0.505242           263,036     0.86%       3.80%       (7.19)%
        Remaining contract
        charges                      329,424,237      --           370,729,127     --        --           --
  2001  Lowest contract charges        3,053,410    0.795813         2,429,943     0.79%       0.13%      (19.38)%
        Highest contract charges       1,102,992    0.629153           693,951     1.62%       0.25%      (19.71)%
        Remaining contract
        charges                      379,121,033      --           539,409,451     --        --           --
HARTFORD MIDCAP HLS FUND
  2004  Lowest contract charges        6,754,714    2.064266        13,943,521     0.80%       0.26%       15.51%
        Highest contract charges          21,741    1.233002            26,807     2.29%       0.15%       13.51%
        Remaining contract
        charges                      312,112,327      --           873,909,530     --        --           --
  2003  Lowest contract charges        7,731,716    1.787105        13,817,389     0.80%       0.25%       36.58%
        Highest contract charges          25,796    1.086282            28,022     2.14%     --            34.41%
        Remaining contract
        charges                      363,998,611      --           885,605,540     --        --           --
  2002  Lowest contract charges        8,742,508    1.308507        11,439,632     0.80%       0.12%      (14.90)%
        Highest contract charges           2,025    1.493024             3,023     0.81%     --            (2.56)%
        Remaining contract
        charges                      418,427,011      --           751,934,895     --        --           --
  2001  Lowest contract charges        9,829,099    1.537677        15,113,980     0.79%     --            (4.39)%
        Highest contract charges          23,690    1.774521            42,039     1.66%     --            (6.33)%
        Remaining contract
        charges                      514,017,518      --         1,094,800,873     --        --           --
HARTFORD MIDCAP VALUE HLS FUND
  2004  Lowest contract charges            7,889    1.428140            11,269     0.40%       0.13%       15.84%
        Highest contract charges           9,574    1.332026            12,753     2.28%       0.01%       13.37%
        Remaining contract
        charges                      612,020,788      --           836,819,540     --        --           --
  2003  Lowest contract charges            2,743    1.232914             3,381     0.39%     --            42.72%
        Highest contract charges          83,328    1.180250            98,348     2.18%     --            40.18%
        Remaining contract
        charges                      541,344,418      --           647,204,394     --        --           --
  2002  Lowest contract charges        8,838,417    0.858141         7,584,608     0.79%       0.42%      (13.71)%
        Highest contract charges         364,865    0.839851           306,432     0.86%       0.41%       (4.37)%
        Remaining contract
        charges                      290,062,544      --           246,180,642     --        --           --
  2001  Lowest contract charges        1,808,237    0.994493         1,798,279     0.50%       0.36%       (0.55)%
        Highest contract charges          17,991    0.987521            17,767     1.15%       0.42%       (1.25)%
        Remaining contract
        charges                       81,389,122      --            80,622,030     --        --           --

_____________________________________ SA-92 ____________________________________

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
HARTFORD MONEY MARKET HLS FUND
  2004  Lowest contract charges              942   $1.037708    $          989     0.40%       0.82%        0.54%
        Highest contract charges          15,514    0.963422            14,947     2.28%       0.95%       (1.60)%
        Remaining contract
        charges                      317,378,466      --           443,754,331     --        --           --
  2003  Lowest contract charges           26,057    1.032133            26,894     0.40%       0.75%        0.35%
        Highest contract charges         118,895    1.095596           130,261     2.19%       0.70%       (1.44)%
        Remaining contract
        charges                      364,952,623      --           543,786,675     --        --           --
  2002  Lowest contract charges           79,387    1.028575            81,655     0.40%       1.44%        1.06%
        Highest contract charges       1,133,656    1.047171         1,187,131     0.87%       0.36%       (0.50)%
        Remaining contract
        charges                      561,218,004      --           863,479,611     --        --           --
  2001  Lowest contract charges           96,207    1.017775            97,917     0.19%       0.85%        1.78%
        Highest contract charges         547,323    1.117678           611,731     1.66%       2.41%        1.64%
        Remaining contract
        charges                      452,052,418      --           728,176,432     --        --           --
HARTFORD MORTGAGE SECURITIES HLS FUND
  2004  Lowest contract charges        1,364,567    1.321277         1,802,969     0.80%       4.66%        3.29%
        Highest contract charges          68,988    1.263109            87,139     2.28%       3.73%        1.75%
        Remaining contract
        charges                      194,181,760      --           340,656,492     --        --           --
  2003  Lowest contract charges           26,327    1.145846            30,167     0.40%       5.85%        1.88%
        Highest contract charges          24,147    1.241352            29,975     2.21%       3.97%        0.06%
        Remaining contract
        charges                      212,508,051      --           376,945,104     --        --           --
  2002  Lowest contract charges        1,617,294    1.260611         2,038,778     0.79%       2.77%        7.29%
        Highest contract charges         295,769    1.205494           356,548     0.87%     --             1.82%
        Remaining contract
        charges                      196,089,204      --           393,375,343     --        --           --
  2001  Lowest contract charges          312,542    1.174922           367,212     0.76%       3.68%        6.64%
        Highest contract charges          10,155    1.170161            11,883     1.55%     --             4.72%
        Remaining contract
        charges                       88,448,210      --           190,667,238     --        --           --
HARTFORD SMALL COMPANY HLS FUND
  2004  Lowest contract charges            4,682    1.142876             5,347     0.40%     --            11.73%
        Highest contract charges          53,486    1.060853            56,741     2.26%     --             9.36%
        Remaining contract
        charges                      437,465,686      --           566,196,815     --        --           --
  2003  Lowest contract charges        3,676,318    1.062582         3,906,390     0.80%     --            54.63%
        Highest contract charges          49,486    1.185537            58,668     2.18%     --            52.48%
        Remaining contract
        charges                      462,442,634      --           553,644,793     --        --           --
  2002  Lowest contract charges        3,153,343    0.687194         2,166,958     0.80%     --           (30.79)%
        Highest contract charges           2,874    0.777497             2,235     0.89%     --            (6.43)%
        Remaining contract
        charges                      345,620,769      --           309,999,344     --        --           --
  2001  Lowest contract charges        2,746,104    0.992850         2,726,469     0.79%     --           (15.60)%
        Highest contract charges          38,427    1.136848            43,685     1.66%     --           (13.05)%
        Remaining contract
        charges                      325,164,762      --           468,682,301     --        --           --

_____________________________________ SA-93 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
HARTFORD SMALLCAP GROWTH HLS FUND
  2004  Lowest contract charges            4,286   $1.261210    $        5,405     0.39%     --            14.97%
        Highest contract charges          32,309    1.199985            38,770     2.26%     --            12.53%
        Remaining contract
        charges                      257,627,961      --           314,116,886     --        --           --
  2003  Lowest contract charges          224,898    1.089679           245,067     0.79%     --            48.86%
        Highest contract charges          43,261    1.065429            46,092     2.19%     --            46.80%
        Remaining contract
        charges                      110,186,728      --           118,527,859     --        --           --
  2002  Lowest contract charges           75,989    0.731998            55,624     0.53%     --           (26.80)%
        Highest contract charges          63,679    0.727847            46,349     0.88%     --            (0.11)%
        Remaining contract
        charges                       17,690,375      --            12,902,862     --        --           --
HARTFORD STOCK HLS FUND
  2004  Lowest contract charges           25,579    0.891825            22,812     0.40%       1.11%        3.75%
        Highest contract charges         172,182    0.901119           155,157     2.27%       2.04%        1.80%
        Remaining contract
        charges                    1,333,776,892      --         3,118,306,073     --        --           --
  2003  Lowest contract charges           25,578    0.859567            21,986     0.40%       1.23%       25.97%
        Highest contract charges          51,081    0.885188            45,216     2.19%       1.50%       23.72%
        Remaining contract
        charges                    1,182,412,244      --         3,203,380,573     --        --           --
  2002  Lowest contract charges           25,578    0.682368            17,453     0.40%       1.83%      (24.55)%
        Highest contract charges       1,960,168    0.614967         1,205,439     0.88%       2.59%       (4.19)%
        Remaining contract
        charges                      978,955,442      --         2,617,146,980     --        --           --
  2001  Lowest contract charges       33,740,159    0.912775        30,797,173     0.79%       1.04%      (12.93)%
        Highest contract charges         160,074    0.963541           154,238     1.65%       1.53%      (15.36)%
        Remaining contract
        charges                      910,917,142      --         3,880,650,577     --        --           --
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
  2004  Lowest contract charges           38,679    1.115348            43,143     0.40%       4.07%        1.66%
        Highest contract charges         103,464    1.062866           109,968     2.27%       4.05%       (0.25)%
        Remaining contract
        charges                      396,619,591      --           427,181,914     --        --           --
  2003  Lowest contract charges           65,824    1.097111            72,217     0.40%       1.59%        1.74%
        Highest contract charges          97,817    1.065542           104,228     2.20%       2.11%       (0.08)%
        Remaining contract
        charges                      349,333,923      --           375,445,618     --        --           --
  2002  Lowest contract charges           30,357    1.078360            32,735     0.20%     --             7.84%
        Highest contract charges       1,017,335    1.065316         1,083,783     0.87%     --             3.24%
        Remaining contract
        charges                      265,520,586      --           284,355,468     --        --           --
HARTFORD VALUE HLS FUND
  2004  Lowest contract charges        3,214,557    1.078739         3,467,669     0.80%       0.31%        9.82%
        Highest contract charges           9,456    1.020970             9,654     2.24%     --             7.92%
        Remaining contract
        charges                      186,251,534      --           194,722,505     --        --           --
  2003  Lowest contract charges        3,076,785    0.982249         3,022,169     0.80%       0.87%       27.58%
        Highest contract charges          51,218    0.950372            48,677     2.18%       1.19%       25.81%
        Remaining contract
        charges                      172,299,593      --           165,563,822     --        --           --
  2002  Lowest contract charges        2,260,939    0.769902         1,740,701     0.80%       1.47%      (23.25)%
        Highest contract charges           2,999    0.755408             2,266     0.89%       2.16%       (7.57)%
        Remaining contract
        charges                       97,220,756      --            73,990,133     --        --           --
  2001  Lowest contract charges          530,130    1.003185           531,818     0.50%       0.82%        0.32%
        Highest contract charges          30,096    0.996158            29,981     1.15%       0.90%       (0.38)%
        Remaining contract
        charges                       34,028,854      --            33,998,902     --        --           --

_____________________________________ SA-94 ____________________________________

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
HARTFORD VALUE OPPORTUNITIES HLS FUND
  2004  Lowest contract charges          456,563   $1.327201    $      605,955     0.79%       0.29%       17.93%
        Highest contract charges          91,095    1.278344           116,451     2.26%       0.25%       16.17%
        Remaining contract
        charges                      114,302,645      --           148,179,214     --        --           --
  2003  Lowest contract charges          152,768    1.125434           171,930     0.79%       0.43%       40.75%
        Highest contract charges          41,721    1.100381            45,909     2.18%       0.59%       38.79%
        Remaining contract
        charges                       50,355,282      --            55,831,022     --        --           --
  2002  Lowest contract charges           40,540    0.799620            32,417     0.53%     --           (20.04)%
        Highest contract charges          76,576    0.791806            60,633     0.87%     --            (1.89)%
        Remaining contract
        charges                        7,498,775      --             5,962,668     --        --           --
HARTFORD EQUITY INCOME HLS FUND
  2004  Lowest contract charges        7,147,978    1.167130         8,342,618     0.79%       2.21%        8.56%
        Highest contract charges          69,508    1.147159            79,737     2.28%       1.79%        6.95%
        Remaining contract
        charges                       69,987,360      --            81,020,311     --        --           --
  2003  Lowest contract charges          138,594    1.075091           149,001     0.13%       0.23%        7.51%
        Highest contract charges           7,893    1.072753             8,467     0.36%       0.25%        7.28%
        Remaining contract
        charges                        4,650,025      --             4,993,276     --        --           --
MERRILL LYNCH GLOBAL GROWTH V.I. FUND
  2004  Lowest contract charges          597,053    0.853719           509,714     1.25%       1.63%       13.79%
        Highest contract charges          11,108    1.062435            11,802     2.15%       1.61%       12.77%
        Remaining contract
        charges                          925,047      --               821,406     --        --           --
  2003  Lowest contract charges          614,675    0.750243           461,156     1.25%       1.04%       31.90%
        Highest contract charges          11,870    0.942094            11,183     2.15%       1.06%       30.72%
        Remaining contract
        charges                          839,392      --               660,334     --        --           --
  2002  Lowest contract charges          718,942    0.568797           408,932     1.25%       0.10%      (28.64)%
        Highest contract charges          12,741    0.720701             9,182     0.90%       0.16%       (6.71)%
        Remaining contract
        charges                          464,205      --               276,780     --        --           --
  2001  Lowest contract charges        1,016,735    0.797023           810,362     1.24%       0.97%      (23.99)%
        Highest contract charges          24,178    0.792965            19,173     1.44%       1.93%      (22.44)%
        Remaining contract
        charges                          379,423      --               301,433     --        --           --
MERRILL LYNCH LARGE CAP GROWTH V.I. FUND
  2004  Lowest contract charges        1,238,203    0.875864         1,084,498     1.25%       0.23%        5.89%
        Highest contract charges         246,043    1.045485           257,234     2.15%       0.23%        4.94%
        Remaining contract
        charges                        2,720,813      --             2,563,387     --        --           --
  2003  Lowest contract charges        1,309,622    0.827154         1,083,259     1.25%       0.60%       33.08%
        Highest contract charges         263,758    0.996266           262,773     2.14%       0.84%       31.88%
        Remaining contract
        charges                        2,746,223      --             2,462,570     --        --           --
  2002  Lowest contract charges        1,482,823    0.621568           921,675     1.25%     --           (24.35)%
        Highest contract charges          24,581    0.755410            18,569     0.90%     --            (5.42)%
        Remaining contract
        charges                        1,392,014      --               920,046     --        --           --
  2001  Lowest contract charges        1,577,287    0.821590         1,295,883     1.23%       0.02%      (10.45)%
        Highest contract charges         238,986    0.817400           195,347     1.42%     --           (13.18)%
        Remaining contract
        charges                          371,477      --               304,243     --        --           --

_____________________________________ SA-95 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
JENNISON 20/20 FOCUS PORTFOLIO
  2004  Lowest contract charges           45,830   $1.052438    $       48,234     1.45%     --            13.72%
        Highest contract charges          45,999    1.036516            47,679     1.94%     --            13.15%
        Remaining contract
        charges                          184,733      --               195,970     --        --           --
  2003  Lowest contract charges           61,536    0.925485            56,951     1.45%     --            26.95%
        Highest contract charges          30,487    0.916041            27,927     1.94%     --            26.31%
        Remaining contract
        charges                          199,725      --               186,938     --        --           --
  2002  Lowest contract charges           87,656    0.729037            63,904     1.44%     --           (23.69)%
        Highest contract charges          19,610    0.738631            14,485     0.64%     --            (3.07)%
        Remaining contract
        charges                          117,635      --                86,820     --        --           --
  2001  Lowest contract charges           27,925    0.955402            26,680     1.24%     --            (8.13)%
        Highest contract charges          22,178    0.972196            21,561     1.46%       0.24%       (2.78)%
        Remaining contract
        charges                            6,741      --                 6,561     --        --           --
JENNISON PORTFOLIO
  2004  Lowest contract charges          187,426    0.586296           109,886     1.45%       0.04%        7.65%
        Highest contract charges          45,057    0.818336            36,872     2.15%       0.04%        6.89%
        Remaining contract
        charges                          862,108      --               642,217     --        --           --
  2003  Lowest contract charges          220,306    0.544644           119,988     1.45%     --            27.74%
        Highest contract charges          45,074    0.765556            34,507     2.14%     --            26.85%
        Remaining contract
        charges                          937,785      --               649,337     --        --           --
  2002  Lowest contract charges          264,258    0.426367           112,671     1.44%     --           (32.16)%
        Highest contract charges          16,595    0.603510            10,015     0.23%     --            (7.59)%
        Remaining contract
        charges                          473,895      --               241,224     --        --           --
  2001  Lowest contract charges           43,564    0.627038            27,316     1.41%     --           (24.67)%
        Highest contract charges         104,715    0.894012            93,616     1.47%     --           (10.60)%
        Remaining contract
        charges                           46,564      --                41,681     --        --           --
PRUDENTIAL VALUE PORTFOLIO
  2004  Lowest contract charges          210,550    1.034969           217,913     1.45%       0.94%       14.17%
        Highest contract charges           8,530    1.020594             8,705     1.95%       0.92%       13.60%
        Remaining contract
        charges                          434,659      --               444,260     --        --           --
  2003  Lowest contract charges          220,087    0.906539           199,517     1.45%       1.16%       25.80%
        Highest contract charges           9,366    0.898432             8,415     1.80%       8.90%       25.17%
        Remaining contract
        charges                          424,004      --               380,893     --        --           --
  2002  Lowest contract charges          141,641    0.720648           102,073     1.44%       1.94%      (23.47)%
        Highest contract charges          81,116    0.716442            58,115     1.76%       4.25%      (23.74)%
        Remaining contract
        charges                           21,055      --                15,125     --        --           --
  2001  Lowest contract charges           40,584    0.940687            38,177     0.93%       1.43%       (5.93)%
        Highest contract charges           6,208    0.939426             5,832     1.15%       0.88%       (6.06)%
        Remaining contract
        charges                           17,040      --                16,023     --        --           --

_____________________________________ SA-96 ____________________________________

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
SP WILLIAM BLAIR INTERNATIONAL GROWTH PORTFOLIO
  2004  Lowest contract charges              317   $0.881989    $          280     1.42%     --            14.45%
        Highest contract charges          17,705    0.863380            15,286     2.15%     --            13.66%
        Remaining contract
        charges                          532,478      --               463,691     --        --           --
  2003  Lowest contract charges              745    0.770623               574     1.40%     --            37.14%
        Highest contract charges          18,429    0.759647            13,999     2.13%     --            36.18%
        Remaining contract
        charges                          390,776      --               298,376     --        --           --
  2002  Lowest contract charges              315    0.561912               177     0.94%     --           (23.95)%
        Highest contract charges           3,087    0.557809             1,722     0.36%     --           (11.28)%
        Remaining contract
        charges                            2,503      --                 1,400     --        --           --
WELLS FARGO ASSET ALLOCATION FUND
  2004  Lowest contract charges          141,888    1.158419           164,364     1.14%       2.31%        8.09%
        Highest contract charges           8,412    1.125266             9,465     2.24%       3.98%        6.86%
        Remaining contract
        charges                       35,282,405      --            40,207,555     --        --           --
  2003  Lowest contract charges            3,384    1.071693             3,626     0.76%       2.15%       16.39%
        Highest contract charges         784,006    1.053054           825,601     2.13%       1.79%       19.50%
        Remaining contract
        charges                       28,598,650      --            30,335,750     --        --           --
  2002  Lowest contract charges          418,008    0.888189           371,270     1.23%       2.77%      (13.94)%
        Highest contract charges          49,337    0.881215            43,476     0.87%       1.57%       (2.17)%
        Remaining contract
        charges                        5,579,137      --             4,933,347     --        --           --
WELLS FARGO TOTAL RETURN BOND FUND
  2004  Lowest contract charges          250,094    1.158038           289,618     1.14%       3.32%        3.20%
        Highest contract charges         234,686    1.126001           264,257     2.18%       3.37%        2.12%
        Remaining contract
        charges                       16,270,467      --            18,535,454     --        --           --
  2003  Lowest contract charges           43,687    1.122119            49,022     0.76%       2.06%        2.33%
        Highest contract charges         306,516    1.102596           337,963     2.14%       3.76%        6.11%
        Remaining contract
        charges                        9,630,973      --            10,700,849     --        --           --
  2002  Lowest contract charges          163,782    1.047365           171,540     1.23%       5.83%        6.44%
        Highest contract charges          59,272    1.039141            61,592     0.88%       2.28%        5.16%
        Remaining contract
        charges                        2,148,803      --             2,241,760     --        --           --
WELLS FARGO EQUITY INCOME FUND
  2004  Lowest contract charges           72,773    1.161788            84,547     1.15%       1.66%        9.81%
        Highest contract charges           9,330    1.128534            10,530     2.24%       3.05%        8.56%
        Remaining contract
        charges                       18,167,266      --            20,756,925     --        --           --
  2003  Lowest contract charges           35,587    1.057980            37,650     0.75%       1.64%       22.30%
        Highest contract charges          95,511    1.039584            99,292     2.11%       1.99%       23.53%
        Remaining contract
        charges                       11,884,244      --            12,441,239     --        --           --
  2002  Lowest contract charges          158,180    0.848230           134,173     1.21%       3.28%      (20.27)%
        Highest contract charges          79,868    0.842096            67,256     0.82%       1.68%       (6.20)%
        Remaining contract
        charges                        2,672,662      --             2,257,175     --        --           --

_____________________________________ SA-97 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
WELLS FARGO EQUITY VALUE FUND
  2004  Lowest contract charges           23,664   $1.085654    $       25,690     1.15%       1.81%        9.95%
        Highest contract charges           3,107    1.055621             3,280     2.15%       2.52%        8.80%
        Remaining contract
        charges                        2,314,896      --             2,478,523     --        --           --
  2003  Lowest contract charges          229,232    0.986725           226,188     1.24%       1.76%       24.01%
        Highest contract charges          37,452    0.971940            36,401     1.33%       1.63%       21.42%
        Remaining contract
        charges                        1,790,795      --             1,751,512     --        --           --
  2002  Lowest contract charges          124,088    0.795690            98,736     1.24%       2.02%      (25.04)%
        Highest contract charges           2,533    0.789927             2,001     0.76%       2.56%       (5.35)%
        Remaining contract
        charges                          772,324      --               611,999     --        --           --
WELLS FARGO GROWTH FUND
  2004  Lowest contract charges           70,066    1.023210            71,692     1.14%     --             7.14%
        Highest contract charges           3,572    0.998161             3,565     2.05%     --             6.18%
        Remaining contract
        charges                        1,105,672      --             1,113,474     --        --           --
  2003  Lowest contract charges           34,897    0.954392            33,305     1.25%     --            22.05%
        Highest contract charges           3,576    0.940077             3,362     1.37%     --            16.32%
        Remaining contract
        charges                          774,143      --               731,915     --        --           --
  2002  Lowest contract charges           39,135    0.781954            30,602     1.23%       0.04%      (26.76)%
        Highest contract charges          74,808    0.776943            58,122     1.77%       0.07%      (27.16)%
        Remaining contract
        charges                          124,286      --                96,958     --        --           --
WELLS FARGO INTERNATIONAL EQUITY FUND
  2004  Lowest contract charges          128,872    1.131448           145,811     1.12%       0.19%        8.38%
        Highest contract charges         114,066    1.100168           125,492     2.17%       0.04%        7.25%
        Remaining contract
        charges                        5,521,058      --             6,141,680     --        --           --
  2003  Lowest contract charges            3,398    1.043964             3,548     0.75%     --            31.13%
        Highest contract charges           1,477    1.025816             1,515     2.12%       0.36%       28.67%
        Remaining contract
        charges                        2,398,288      --             2,477,934     --        --           --
  2002  Lowest contract charges          150,482    0.803592           120,926     1.23%       0.15%      (23.88)%
        Highest contract charges             478    0.797279               381     0.83%     --            (8.51)%
        Remaining contract
        charges                          651,512      --               520,885     --        --           --
WELLS FARGO LARGE COMPANY GROWTH FUND
  2004  Lowest contract charges          146,941    1.021457           150,094     1.15%     --             2.08%
        Highest contract charges         102,175    0.993195           101,480     2.18%     --             1.01%
        Remaining contract
        charges                       27,779,403      --            27,909,875     --        --           --
  2003  Lowest contract charges           39,960    1.000693            39,988     0.75%     --            18.69%
        Highest contract charges          91,949    0.983280            90,412     2.11%     --            23.60%
        Remaining contract
        charges                       20,411,588      --            20,211,359     --        --           --
  2002  Lowest contract charges          289,414    0.801836           232,063     1.22%     --           (28.91)%
        Highest contract charges           1,949    0.795528             1,550     0.89%     --            (2.61)%
        Remaining contract
        charges                        5,820,477      --             4,646,062     --        --           --

_____________________________________ SA-98 ____________________________________

                                                                                          INVESTMENT
                                                      UNIT         CONTRACT      EXPENSE    INCOME       TOTAL
                                       UNITS      FAIR VALUE #  OWNERS' EQUITY   RATIO*    RATIO**     RETURN***
                                   -------------  ------------  ---------------  -------  ----------  -----------
WELLS FARGO MONEY MARKET FUND
  2004  Lowest contract charges           68,987   $0.988240    $       68,174     1.25%       0.69%       (0.55)%
        Highest contract charges          46,255    0.962979            44,543     2.15%       0.67%       (1.44)%
        Remaining contract
        charges                        4,434,099      --             4,328,793     --        --           --
  2003  Lowest contract charges           19,943    0.994392            19,831     0.74%       0.25%       (0.49)%
        Highest contract charges          78,870    0.977074            77,062     2.14%       0.46%       (1.63)%
        Remaining contract
        charges                        5,121,555      --             5,052,534     --        --           --
  2002  Lowest contract charges           43,990    1.001163            44,041     1.14%       0.99%       (0.01)%
        Highest contract charges          22,097    0.993284            21,948     0.87%       0.40%       (0.43)%
        Remaining contract
        charges                        2,397,040      --             2,391,838     --        --           --
WELLS FARGO SMALL CAP GROWTH FUND
  2004  Lowest contract charges           43,499    1.114753            48,491     1.13%     --            12.47%
        Highest contract charges          43,728    1.083908            47,397     2.18%     --            11.29%
        Remaining contract
        charges                        4,112,810      --             4,510,458     --        --           --
  2003  Lowest contract charges            3,502    0.991168             3,471     0.75%     --            35.59%
        Highest contract charges           1,666    0.973914             1,623     2.13%     --            39.25%
        Remaining contract
        charges                        2,682,783      --             2,632,720     --        --           --
  2002  Lowest contract charges           15,028    0.704972            10,594     1.24%     --           (38.99)%
        Highest contract charges             540    0.699427               378     0.84%     --            (2.11)%
        Remaining contract
        charges                          926,421      --               650,486     --        --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

_____________________________________ SA-99 ____________________________________

 SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

Summary of the Account's expense charges, including Mortality and Expense risk charges, Riders (if applicable), and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all policies contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions ranging from 0.40% to 1.50% of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

RIDERS:

The Company will make certain deductions for various Rider charges, such as Principal First Charge, Principal First Preferred Charge, MAV 70 Death Benefit Charge, MAV/ EPB Death Benefit Charge, Optional Death Benefit Charge, and Earnings Protection Benefit Charge. These deductions range from 0.15% to 0.85%.

These charges are a reduction in unit values.

ANNUAL MAINTENANCE FEE:

An annual maintenance fee ranging from $25 to $30, may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

These charges are a redemption of units.

____________________________________ SA-100 ____________________________________

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT
FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2004 and 2003 and for the Years Ended December 31, 2004, 2003 and 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS
                                  -----------

                                                              Page:
                                                              -----
Independent Auditors' Report                                   F-2

Financial Statements (Statutory Basis):

    Admitted Assets, Liabilities and Surplus                   F-3

    Statements of Operations                                   F-4

    Statements of Changes in Capital and Surplus               F-5

    Statements of Cash Flows                                   F-6

    Notes to Financial Statements                              F-7

                          INDEPENDENT AUDITORS' REPORT
                     -------------------------------------

To the Board of Directors
of Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory basis statements of admitted assets, liabilities and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statutory basis statements of operations, changes in capital and surplus and of cash flows for the years ended December 31, 2004, 2003 and 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2004 or 2003, or the results of its operations or its cash flows for the years ended
December 31, 2004, 2003 or 2002.

However, in our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for the years ended December 31, 2004, 2003 and 2002, on the basis of accounting described in Note 2.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 29, 2005

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                   AS OF DECEMBER 31,
-------------------------------------------------------------------------------------------
                                                                 2004              2003
-------------------------------------------------------------------------------------------
ADMITTED ASSETS
  Bonds                                                       $ 5,386,024       $ 5,639,213
  Common and Preferred Stocks                                      11,255            11,194
  Mortgage Loans                                                   69,626            95,737
  Real Estate                                                      26,116            25,360
  Policy Loans                                                    310,520           294,714
  Cash and Short-Term Investments                                 431,418           392,494
  Other Invested Assets                                             2,242            22,743
-------------------------------------------------------------------------------------------
                              TOTAL CASH AND INVESTED ASSETS    6,237,201         6,481,455
-------------------------------------------------------------------------------------------
  Investment Income Due and Accrued                                64,387            69,221
  Federal Income Taxes Recoverable                                 63,729            54,470
  Deferred Tax Asset                                               97,105            55,301
  Other Assets                                                    378,495           290,043
  Separate Account Assets                                      62,885,610        52,234,564
-------------------------------------------------------------------------------------------
                                       TOTAL ADMITTED ASSETS  $69,726,527       $59,185,054
-------------------------------------------------------------------------------------------
LIABILITIES
  Aggregate Reserves for Life and Accident and Health
   Policies                                                   $ 6,161,030       $ 6,421,474
  Liability for Deposit Type Contracts                            121,745           100,128
  Policy and Contract Claim Liabilities                            26,880            27,834
  Asset Valuation Reserve                                          30,117            16,542
  Payable to Affiliates                                            37,479            29,702
  Accrued Expense Allowances and Other Amounts Due From
   Separate Accounts                                           (1,904,315)       (1,741,278)
  Other Liabilities                                             1,059,989         1,052,307
  Separate Account Liabilities                                 62,885,610        52,234,564
-------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES   68,418,535        58,141,273
-------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS
  Common Stock -- 3,000 Shares Authorized, 2,000 Shares
   Issued and Outstanding                                           2,500             2,500
  Gross Paid-In and Contributed Surplus                         1,371,883         1,371,883
  Unassigned Funds                                                (66,391)         (330,602)
-------------------------------------------------------------------------------------------
                                   TOTAL CAPITAL AND SURPLUS    1,307,992         1,043,781
-------------------------------------------------------------------------------------------
                      TOTAL LIABILITIES, CAPITAL AND SURPLUS  $69,726,527       $59,185,054
-------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                    FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------
                                                                2004              2003             2002
-----------------------------------------------------------------------------------------------------------
REVENUES
  Premiums and Annuity Considerations                        $11,619,788       $12,115,706      $ 4,626,830
  Considerations for Supplementary Contracts with Life
   Contingencies                                                     962              360               123
  Net Investment Income                                          324,681          330,741           241,414
  Commissions and Expense Allowances on Reinsurance Ceded         73,944           62,762           197,594
  Reserve Adjustment on Reinsurance Ceded                     (1,155,122)        (911,456)        3,403,682
  Fee Income                                                   1,200,281          963,407           829,267
  Other Revenues                                                  84,658           33,435            10,367
-----------------------------------------------------------------------------------------------------------
                                              TOTAL REVENUES  12,149,192       12,594,955         9,309,277
-----------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
  Death and Annuity Benefits                                     255,803          231,390           215,874
  Disability and Other Benefits                                   13,235           11,998            11,926
  Surrenders and Other Fund Withdrawals                        5,435,091        4,378,823         4,743,944
  Commissions                                                    821,925          753,838           583,605
  (Decrease) Increase in Aggregate Reserves for Life and
   Accident and Health Policies                                 (260,443)         290,135         1,785,002
  General Insurance Expenses                                     448,862          431,698           341,349
  Net Transfers to Separate Accounts                           5,647,980        6,601,021         2,298,625
  Modified Coinsurance Adjustment on Reinsurance Assumed        (441,048)        (420,032)         (522,245)
  Other Expenses                                                  43,678           38,492            22,715
-----------------------------------------------------------------------------------------------------------
                                 TOTAL BENEFITS AND EXPENSES  11,965,083       12,317,363         9,480,795
-----------------------------------------------------------------------------------------------------------
  Net Gain (Loss) from Operations Before Federal Income Tax
   (Benefit) Expense                                             184,109          277,592          (171,518)
  Federal Income Tax (Benefit) Expense                           (87,470)         (19,953)           28,712
-----------------------------------------------------------------------------------------------------------
                             NET GAIN (LOSS) FROM OPERATIONS     271,579          297,545          (200,230)
-----------------------------------------------------------------------------------------------------------
  Net Realized Capital Losses, after tax                         (14,900)         (22,713)          (56,843)
-----------------------------------------------------------------------------------------------------------
                                           NET INCOME (LOSS) $   256,679       $  274,832       $  (257,073)
-----------------------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                   FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------
                                                                 2004             2003            2002
---------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED
 AND OUTSTANDING
---------------------------------------------------------------------------------------------------------
  Balance, Beginning and End of Year                          $    2,500       $    2,500       $   2,500
---------------------------------------------------------------------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
---------------------------------------------------------------------------------------------------------
  Beginning of Year                                            1,371,883        1,221,883         986,883
  Capital Contribution                                                --          150,000         235,000
---------------------------------------------------------------------------------------------------------
                                        BALANCE, END OF YEAR   1,371,883        1,371,883       1,221,883
---------------------------------------------------------------------------------------------------------
UNASSIGNED FUNDS
  Balance, Beginning of Year                                    (330,602)        (636,114)       (318,168)

  Net Income                                                     256,679          274,832        (257,073)
  Change in Net Unrealized Capital Losses on Common Stocks
   and Other Invested Assets                                     (13,371)          (4,797)         (4,421)
  Change in Net Deferred Income Tax                               51,589          (28,483)        191,399
  Change in Asset Valuation Reserve                              (13,575)         (16,272)           (270)
  Change in Non-Admitted Assets                                  (16,965)          43,187        (210,628)
  Change in Liability for Reinsurance in Unauthorized
   Companies                                                        (146)          36,880         (36,953)
  Cummulative Effect of Change in Accounting Principles               --              165              --
---------------------------------------------------------------------------------------------------------
                                        BALANCE, END OF YEAR     (66,391)        (330,602)       (636,114)
---------------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS,
---------------------------------------------------------------------------------------------------------
  End of Year                                                 $1,307,992       $1,043,781       $ 588,269
---------------------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                 FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------
                                                                 2004          2003          2002
-----------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations                         $11,608,790   $12,116,359   $ 4,627,995
  Net Investment Income                                           370,945       373,648       242,062
  Miscellaneous Income                                            196,120       142,119     4,436,314
-----------------------------------------------------------------------------------------------------
    Total Income                                               12,175,855    12,632,126     9,306,371
-----------------------------------------------------------------------------------------------------
  Benefits Paid                                                 5,699,783     4,611,634     4,795,021
  Federal Income Tax (Recoveries) Payments                        (54,729)       23,421      (108,177)
  Net Transfers to Separate Accounts                            5,811,016     7,114,314     2,040,883
  Other Expenses                                                  905,742       537,701       445,677
-----------------------------------------------------------------------------------------------------
    Total Benefits and Expenses                                12,361,812    12,287,070     7,173,404
-----------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES     (185,957)      345,056     2,132,967
-----------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD AND MATURED
  Bonds                                                         1,584,991     2,323,921     1,623,364
  Common and Preferred Stocks                                       1,767         4,031            35
  Mortgage Loans                                                   25,752        41,395        42,133
  Other                                                            35,227        12,347       134,912
-----------------------------------------------------------------------------------------------------
    Total Investment Proceeds                                   1,647,737     2,381,694     1,800,444
-----------------------------------------------------------------------------------------------------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                                         1,351,838     3,068,077     3,956,463
  Common and Preferred Stocks                                       2,473         4,814           842
  Mortgage Loans                                                       --            --           225
  Real Estate                                                       1,482           722         1,292
  Other                                                             3,275       169,520            --
-----------------------------------------------------------------------------------------------------
    Total Investments Acquired                                  1,359,068     3,243,133     3,958,822
-----------------------------------------------------------------------------------------------------
  Net Increase in Policy Loans                                     15,806        27,958        16,536
-----------------------------------------------------------------------------------------------------
        NET CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES      272,863      (889,397)   (2,174,914)
-----------------------------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                                                 --       150,000       235,000
  Net Other Cash (Used) Provided                                  (47,982)      301,810      (129,792)
-----------------------------------------------------------------------------------------------------
               NET CASH (USED FOR) PROVIDED BY FINANCING AND
                                    MISCELLANEOUS ACTIVITIES      (47,982)      451,810       105,208
-----------------------------------------------------------------------------------------------------
  Net increase (decrease) in cash and short-term investments       38,924       (92,531)       63,261
  Cash and Short-Term Investments, Beginning of Year              392,494       485,025       421,764
-----------------------------------------------------------------------------------------------------
                CASH AND SHORT-TERM INVESTMENTS, END OF YEAR  $   431,418   $   392,494   $   485,025
-----------------------------------------------------------------------------------------------------
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
  Common and Preferred stock acquired in satisfaction of
   debt                                                             2,173         2,885           323

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

Current prescribed statutory accounting practices include the adoption of the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL, effective January 1, 2001, as well as current state laws and regulations. A difference prescribed by Connecticut state law allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. The effects of this treaty are discussed in
Note 5.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at market value;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The

    Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity, as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as changes in unrealized gains or losses in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/ tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in statutory financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2004              2003              2002
                                                                -----------------------------------------------
GAAP Net Income                                                 $   450,396       $   281,211       $   191,548
Deferral and amortization of policy acquisition costs,
 net                                                               (389,629)         (501,010)         (337,657)
Change in unearned revenue reserve                                  108,301            12,367            71,208
Deferred taxes                                                       43,719            43,304           (50,834)
Separate account expense allowance                                  168,013           511,608          (279,761)
Benefit reserve adjustment                                          (14,581)           69,470           190,796
Prepaid reinsurance premium                                          (9,068)          (11,809)           (8,564)
Administrative fees                                                 (60,183)          (48,072)               --
Reinsurance                                                          (9,123)          (54,276)               --
Dividends received from affiliates                                    2,000             9,000                --
Sales inducements                                                   (58,330)          (47,454)          (35,600)
Cumulative effect of GAAP accounting changes                         31,151                --                --
Other, net                                                           (5,987)           10,493             1,791
                                                                -----------------------------------------------
                            STATUTORY NET INCOME (LOSS)         $   256,679       $   274,832       $  (257,073)
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 3,332,247       $ 2,900,964       $ 2,242,347
Deferred policy acquisition costs                                (4,164,021)       (3,755,461)       (3,289,010)
Unearned revenue reserve                                            408,737           327,144           297,759
Deferred taxes                                                      481,245           422,680           341,130
Separate account expense allowance                                1,920,061         1,755,474         1,243,867
Unrealized (gains) losses on investments                           (226,613)         (259,293)         (178,951)
Benefit reserve adjustment                                          281,742           208,213           300,515
Asset valuation reserve                                             (30,117)          (16,542)             (270)
Interest maintenance reserve                                        (28,254)          (29,314)          (25,702)
Prepaid reinsurance premium                                         (47,089)          (38,052)          (26,243)
Goodwill                                                           (170,100)         (170,100)         (170,100)
Reinsurance ceded                                                  (200,222)         (108,922)         (189,436)
Administrative fees                                                (290,061)         (229,878)               --
Other, net                                                           40,437            36,868            42,363
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $ 1,307,992       $ 1,043,781       $   588,269
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 9.25% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half ( 1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2004 and 2003, the Company had $4,126,520 and $2,222,511,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2004 and 2003 totaled $14,170 and $9,533, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2004 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,206         0.0%
At book value, less current surrender charge of 5% or more             1,157,626         1.9%
At market value                                                       58,449,078        92.8%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          59,608,910        94.7%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          3,093,812         4.9%
Not subject to discretionary withdrawal:                                 256,644         0.4%
                                                                     -----------------------
                                                TOTAL, GROSS          62,959,366       100.0%
Reinsurance ceded                                                        200,000         N/A
                                                                     -----------------------
                                                  TOTAL, NET         $62,759,366         N/A
                                                                     -----------------------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the appropriate SVO published value. Short-term investments are stated at amortized cost, which approximates fair value. Preferred stocks are stated at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans are stated at the aggregate carrying value less accrued interest, which is typically the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value. Interests in joint ventures, partnerships and limited liability companies are reported based on the underlying GAAP equity of the investee.

The Company's accounting policy requires that a decline in the value of a bond or equity security that is not subject to Statement of Statutory Accounting Principle No. 43 LOANED-BACKED AND STRUCTURED SECURITIES ("SSAP 43") below its amortized cost basis be assessed to determine if the decline is other than temporary. If the decline in value of a bond or equity security is other than temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost prior to the expected date of sale. The fair value of the other than temporarily impaired investment becomes its new cost basis.

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, are subjected to an enhanced analysis on a quarterly basis. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP 43 is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for further other than temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP 43, requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of its security are less than its book value then an other than temporary impairment charge is recognized equal to the difference between the book value and estimated undiscounted cash flows of the security. The total estimated undiscounted cash flows of the impaired investment becomes its new cost basis.

Investment income consists primarily of interest and dividends. Interest income from bonds and mortgage loans including any associated premium or discount is accrued on a constant effective yield basis. The accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. The effective yield for fixed rate and variable rate loan backed securities due to new prepayment assumptions are revalued on a retrospective and prospective basis, respectively. The new prepayment assumptions are primarily obtained from broker dealer survey values or internal estimates. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Interest only and other than temporarily impaired loan backed securities are valued using the prospective method. In 2004, 2003 and 2002, the Company changed from the retrospective to prospective methodology due to negative yields on specific loan-backed securities that were impaired totaling $4,140, $0 and $0, respectively, with an income impact of $29, $0 and $0, respectively. Dividends are recorded as earned at the ex-dividend date.

Due and accrued investment income with amounts over 90 days past due is non-admitted. The total amount of investment income due and accrued non-admitted and written off through net investment income at December 31, 2004 and 2003 was $2,067 and $2,297, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles No. 86, "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING INCOME GENERATION AND REPLICATION (SYNTHETIC ASSETS) TRANSACTIONS" ("SSAP 86"). The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the admitted assets, liabilities and surplus statement as a derivative asset or liability, respectively, and amortized through net investment income over the life of the hedged item. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative asset or liability, respectively, and amortized through net investment income over the life of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative liability and amortized through net investment income over the life of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and risk management activities receive fair value accounting. The derivatives are carried on the admitted assets, liabilities and surplus statement at fair value and the changes in fair value are recorded in capital and surplus as unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $30,117 and $16,542 as of December 31, 2004 and 2003, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. IMR is included as a component of Other Liabilities on the admitted assets, liabilities and surplus statement. The IMR balances as of December 31, 2004 and 2003 were $28,254 and $29,314, respectively. The net capital gains captured in the IMR in 2004, 2003 and 2002 were $6,582, $9,641 and $5,078, respectively. The amount of expense amortized from the IMR in 2004, 2003 and 2002 included in the Company's Statements of Operations, was $7,642, $6,029 and $4,823, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

ADOPTION OF NEW ACCOUNTING STANDARD

The Company adopted SSAP 86 "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING, INCOME GENERATION, AND REPLICATION (SYNTHETIC ASSET) TRANSACTIONS" on
January 1, 2003. SSAP 86 requires that derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge shall be valued and reported in a manner that is consistent with the hedged asset or liability. SSAP 86 also requires that derivative instruments used in hedging transactions that do not meet the criteria of an effective hedge shall be accounted for at fair value and the changes in fair value shall be recorded in capital and surplus as unrealized capital gains and losses. The Company elected to apply this statement to all derivative instruments to which the Company was a party to as of January 1, 2003. As a result, the Company recorded $254 before tax, due to the change in accounting principle adjustment which increased unassigned surplus.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

SSAP 88--INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ENTITIES ("SSAP 88"), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task Force during 2004. SSAP 88 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It is effective on January 1, 2005, and is not expected to have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                     2004           2003           2002
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $294,245       $290,212       $207,585
Interest income from policy loans                                    18,432         18,620         18,947
Interest and dividends from other investments                        17,497         26,071         18,478
                                                                   --------------------------------------
Gross investment income                                             330,174        334,903        245,010
Less: investment expenses                                             5,493          4,162          3,596
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $324,681       $330,741       $241,414
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS ON BONDS AND SHORT-TERM
INVESTMENTS

                                                                     2004           2003           2002
                                                                   --------------------------------------
Gross unrealized capital gains                                     $236,408       $176,924       $117,032
Gross unrealized capital losses                                     (14,758)        (8,996)       (32,336)
                                                                   --------------------------------------
Net unrealized capital gains                                        221,650        167,928         84,696
Balance, beginning of year                                          167,928         84,696            (78)
                                                                   --------------------------------------
             CHANGE IN NET UNREALIZED CAPITAL GAINS ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $ 53,722       $ 83,232       $ 84,774
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS

                                                                     2004           2003           2002
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    558       $    376       $    185
Gross unrealized capital losses                                     (31,533)       (30,877)       (23,137)
                                                                   --------------------------------------
Net unrealized capital losses                                       (30,975)       (30,501)       (22,952)
Balance, beginning of year                                          (30,501)       (22,952)       (22,793)
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS       $   (474)      $ (7,549)      $   (159)
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL LOSSES

                                                                     2004           2003           2002
                                                                   --------------------------------------
Bonds and short-term investments                                   $ 21,229       $ 12,602       $(28,561)
Common stocks                                                          (266)           657           (149)
Other invested assets                                                (5,798)        (4,393)            (2)
                                                                   --------------------------------------
Realized capital gains (losses)                                      15,165          8,866        (28,712)
Capital gains tax (benefit)                                          23,483         21,938         23,053
                                                                   --------------------------------------
Net realized capital losses, after tax                               (8,318)       (13,072)       (51,765)
Less: amounts transferred to IMR                                      6,582          9,641          5,078
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(14,900)      $(22,713)      $(56,843)
                                                                   --------------------------------------

Sales of bonds and short-term investments for the years ended December 31, 2004, 2003 and 2002 resulted in proceeds of $1,868,164, $2,523,341 and $1,691,422, gross realized capital gains of $25,465, $23,090 and $15,257, and gross realized capital losses of $2,900, $6,150 and $9,998, respectively, before transfers to the IMR. Sales of common and preferred stocks for the years ended December 31, 2004, 2003 and 2002 resulted in proceeds of $1,814, $4,031 and $35, gross realized capital gains of $50, $715 and $0, and gross realized capital losses of $314, $5 and $7, respectively.

(e) INVESTMENTS--DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income generation and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles No. 86, "Accounting for Derivative Instruments and Hedging Income Generation and Replication (Synthetic Assets) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There is also periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussions below. During the year 2004 and 2003, the Company did not transact in or hold any position related to net investment hedges in a foreign operation, replication transactions or income generating transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2004 and 2003 were $1,455,253 and $1,163,355, respectively. The fair value of derivative instruments are based upon either independent market quotations for exchange traded derivative contracts, independent third party pricing sources or widely accepted pricing valuation models which utilize independent third party data as inputs for over the counter derivatives. The fair value of derivative instruments at December 31, 2004 and 2003 were $(29,914) and $820, respectively.

CASH-FLOW HEDGES

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2004 and 2003, interest rate swaps used in cash flow hedge relationships had a notional value of $220,000 and $70,000, respectively, and a fair value of $(604) and $3,684, respectively.

Foreign currency swaps: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2004 and 2003 foreign currency swaps used in cash flow hedge relationships had a notional value of $129,492 and $76,855, respectively, and a fair value of $(24,927) and $(10,282), respectively.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaptions: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2004 and 2003 interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,016,000 and a fair value of $1,189 and $6,884, respectively. As of December 31, 2004 and 2003 the average fair value for interest rate caps and swaptions was $3,619 and $7,481, respectively in asset value. There were no realized gains and losses during the years 2004, 2003 and 2002.

Credit default and total return swaps: The Company enters into swap agreements in which the Company assumes credit exposure from an individual entity, referenced index or asset pool. As of December 31, 2004 and 2003 total return swaps had a notional value of $40,000 and $0, respectively, and a fair value of $122 and $0, respectively. As of December 31, 2004 and 2003 the average fair value for credit default and total return swaps was $26 and $0, respectively in asset value. For the year ended December 31, 2004 credit derivatives reported a gain of $28 in realized capital gains and losses. There were no realized gains and losses during the year 2003.

Foreign currency swaps, forwards and put and call options: The Company enters into foreign currency swaps and forwards, purchases foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2004 and 2003, foreign currency swaps had a notional value of $49,262 and $0, respectively, and a fair value of $(5,902) and $0, respectively. As of December 31, 2004 and 2003 the average fair value for foreign currency derivatives was ($842) and $0, respectively in liability value. There were no realized gains and losses during the years 2004, 2003 and 2002.

Warrants: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2004 and 2003, the warrants had a notional value of $500 and a fair value of $208 and $534, respectively. As of December 31, 2004 and 2003, the average fair value of the warrants was $313 and $290, respectively. There were no realized gains and losses during the years 2004, 2003 and 2002.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk.

Credit exposures are generally quantified daily and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee of the Board of Directors. The Company also maintains a policy of requiring all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(f) CONCENTRATION OF CREDIT RISK

As of December 31, 2004, the Company had one fixed maturity that exceeded 10% of capital and surplus that was not the U.S. government or a government agency. The fixed maturity was designated NAIC investment grade. Further, the Company closely monitors concentrations and the potential impact of capital and surplus, should the issuer fail to perform according to the terms of the fixed maturity contract.

The carrying value, gross unrealized gain and estimated fair value of this fixed maturity was $133,765, $1,599, and $135,364, respectively.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                           December 31, 2004
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                     Statement        Unrealized       Unrealized          Fair
                                                       Value            Gains            Losses           Value
                                                     -------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. Government and government agencies and
 authorities:
  --Guaranteed and sponsored                         $   29,257        $    211         $    (98)       $   29,370
  --Guaranteed and sponsored -- asset backed            476,051           5,071           (1,180)          479,942
International governments                                41,802           4,721             (337)           46,186
Public utilities                                        326,596          15,503             (878)          341,221
All other corporate                                   2,700,917         161,356           (7,801)        2,854,472
All other corporate -- asset-backed                   1,784,676          49,546           (4,464)        1,829,758
Short-term investments                                  189,332              --               --           189,332
Parents, subsidiaries and affiliates                     26,725              --               --            26,725
                                                     -------------------------------------------------------------
        TOTAL BONDS AND SHORT-TERM INVESTMENTS       $5,575,356        $236,408         $(14,758)       $5,797,006
                                                     -------------------------------------------------------------

                                                                           December 31, 2004
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                                      Unrealized       Unrealized          Fair
                                                        Cost            Gains            Losses           Value
                                                     -------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                         $    5,346             558         $    (17)       $    5,887
Common stock -- affiliated                               36,884              --          (31,516)            5,368
                                                     -------------------------------------------------------------
                           TOTAL COMMON STOCKS       $   42,230        $    558         $(31,533)       $   11,255
                                                     -------------------------------------------------------------

                                                                           December 31, 2003
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                     Statement        Unrealized       Unrealized          Fair
                                                       Value            Gains            Losses           Value
                                                     -------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and
 authorities:
  --Guaranteed and sponsored                         $  107,943        $    605         $    (47)       $  108,501
  --Guaranteed and sponsored -- asset backed            529,528              --               --           529,528
States, municipalities and political
 subdivisions                                             5,560               7               (4)            5,563
International governments                                44,569           4,201              (13)           48,757
Public utilities                                        266,866          13,955             (625)          280,196
All other corporate                                   2,779,091         150,649           (5,014)        2,924,726
All other corporate -- asset-backed                   1,863,931           7,507           (3,293)        1,868,145
Short-term investments                                  111,118              --               --           111,118
Parents, subsidiaries and affiliates                     41,725              --               --            41,725
                                                     -------------------------------------------------------------
        TOTAL BONDS AND SHORT-TERM INVESTMENTS       $5,750,331        $176,924         $ (8,996)       $5,918,259
                                                     -------------------------------------------------------------

                                                                           December 31, 2003
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                                      Unrealized       Unrealized          Fair
                                                        Cost            Gains            Losses           Value
                                                     -------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                         $    4,807        $    376         $    (62)       $    5,121
Common stock -- affiliated                               36,884              --          (30,815)            6,069
                                                     -------------------------------------------------------------
                           TOTAL COMMON STOCKS       $   41,691        $    376         $(30,877)       $   11,190
                                                     -------------------------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2004 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                       Statement
                                                         Value          Fair Value
                                                       ---------------------------
MATURITY
One year or less                                       $  682,447       $  702,743
Over one year through five years                        2,339,182        2,435,441
Over five years through ten years                       1,865,432        1,942,201
Over ten years                                            688,295          716,621
                                                       ---------------------------
                                         TOTAL         $5,575,356       $5,797,006
                                                       ---------------------------

Bonds with a carrying value of $3,969 and $3,612 as of December 31, 2004 and 2003, respectively, were on deposit with various regulatory authorities as required.

(h) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's commercial mortgage loans during 2004 were 9.5% and 6.53%, respectively. During 2004, the Company did not reduce interest rates on any outstanding mortgage loans. The highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed or purchase money mortgages, was 55.9%. There were no taxes, assessments and any amounts advanced and not included in the mortgage loan total. As of December 31, 2004, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired loans with a related allowance for credit losses as of December 31, 2004 and 2003.

(i) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR (OTHER THAN MORTGAGE LOANS)

The total recorded investment in restructured loans, as of December 31, 2004 and 2003 was $1,207 and $968, respectively. The realized capital losses related to these loans, as of December 31, 2004 and 2003 were $157 and $0, respectively.

(j) REPURCHASE AGREEMENTS

For repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in other liabilities. The Company had no repurchase agreements as of December 31, 2004 and 2003.

(k) FAIR VALUE OF FINANCIAL INSTRUMENTS ADMITTED ASSETS, LIABILITIES AND SURPLUS STATEMENT ITEMS:

                                                         2004                                2003
                                              ---------------------------------------------------------------
                                               Carrying        Estimated           Carrying        Estimated
                                                Amount         Fair Value           Amount         Fair Value
                                              ---------------------------------------------------------------
ASSETS
  Bonds and short-term investments            $5,575,356        5,797,006         $5,750,331        5,918,259
  Common stocks                                   11,255           11,255             11,190           11,190
  Preferred stocks                                    --               --                  4                4
  Policy loans                                   310,520          310,520            294,714          294,714
  Mortgage loans                                  69,626           78,851             95,737           95,737
  Derivative related assets                        1,397            1,397              7,418            7,418
  Other invested assets                           26,961           26,961             40,685           40,685
LIABILITIES
  Deposit funds and other benefits            $  121,745          121,745         $  100,128          100,128
  Derivative related liabilities                   5,780           31,011                 --            6,598
                                              ---------------------------------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value for bonds, short-term investments, preferred stocks and common stocks approximate those quotations published by the NAIC; policy and mortgage loan carrying amounts approximate fair value; fair value of derivative instruments, including swaps, issued caps, floors, futures, forward commitments and collars, are determined using a pricing model which is similar to external valuation models; investments in partnerships and trusts are based on external market valuations from partnership and trust management; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(l) JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets. The Company did not recognize any impairment write-downs for its investments in joint ventures, partnerships, or limited liability companies for the periods presented. There are no future commitments to joint ventures, partnerships or limited liability companies.

(m) SECURITIES LENDING

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2004 and 2003. As of December 31, 2004 and 2003, all collateral accepted was held in separate custodial accounts. As of December 31, 2004 and 2003, the fair value of the loaned securities was approximately $180,346 and $236,373, respectively, and was included in Cash and Short Term Investments. The cash collateral received as of December 31, 2004 and 2003 of approximately $183,321 and $240,331, respectively, was invested in short-term securities and was also included in fixed maturities, with a corresponding liability for the obligation to return the collateral recorded in other liabilities.

(n) SECURITY UNREALIZED LOSS AGING

The following table presents amortized cost, fair value, and unrealized losses for the Company's fixed maturity and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                                     December 31, 2004
                                     ----------------------------------------------------------------------------------
                                            Less Than 12 Months                  12 Months or More             Total
                                     ----------------------------------------------------------------------------------
                                     Amortized     Fair     Unrealized   Amortized     Fair     Unrealized   Amortized
                                       Cost       Value       Losses       Cost       Value       Losses        Cost
                                     ----------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies and authorities
  -- guaranteed and
   sponsored                         $ 12,590    $ 12,492    $    (98)   $     --    $     --    $     --    $   12,590
  -- guaranteed and
   sponsored -- asset-backed          157,272     156,301        (971)      6,714       6,505        (209)      163,986
International governments                  --          --          --      10,517      10,180        (337)       10,517
Public utilities                       29,873      29,638        (235)     16,122      15,479        (643)       45,995
All other corporate
 including international              373,010     367,665      (5,345)     65,001      62,545      (2,456)      438,011
All other corporate --
 asset-backed                         423,586     419,730      (3,856)     26,610      26,002        (608)      450,196
                                     ----------------------------------------------------------------------------------
      TOTAL FIXED MATURITIES          996,331     985,826     (10,505)    124,964     120,711      (4,253)    1,121,295
Common stock -- unaffiliated               --          --          --         696         679         (17)          696
Common stock -- affiliated                 --          --          --      36,884       5,368     (31,516)       36,884
                                     ----------------------------------------------------------------------------------
                TOTAL EQUITY               --          --          --      37,580       6,047     (31,533)       37,580
                                     ----------------------------------------------------------------------------------
            TOTAL SECURITIES         $996,331    $985,826    $(10,505)   $162,544    $126,758    $(35,786)   $1,158,875
                                     ----------------------------------------------------------------------------------

                                 December 31, 2004
                              -----------------------
                                       Total
                              -----------------------
                                 Fair      Unrealized
                                Value        Losses
                              -----------------------
U.S. Gov't and Gov't
 agencies and authorities
  -- guaranteed and
   sponsored                  $   12,492    $    (98)
  -- guaranteed and
   sponsored -- asset-backed     162,806      (1,180)
International governments         10,180        (337)
Public utilities                  45,117        (878)
All other corporate
 including international         430,210      (7,801)
All other corporate --
 asset-backed                    445,732      (4,464)
                              -----------------------
      TOTAL FIXED MATURITIES   1,106,537     (14,758)
Common stock -- unaffiliated         679         (17)
Common stock -- affiliated         5,368     (31,516)
                              -----------------------
                TOTAL EQUITY       6,047     (31,533)
                              -----------------------
            TOTAL SECURITIES  $1,112,584    $(46,291)
                              -----------------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value on the Admitted assets, liabilities and surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2004, fixed maturities represented approximately 100% of the Company's total unrealized loss amount, which was comprised of approximately 220 different securities. The Company held no securities as of December 31, 2004 that were in an unrealized loss position in excess of $862. There were no fixed maturities or equity securities as of December 31, 2004, with a fair value less than 80% of the security's amortized cost for six continuous months other than certain ABS and CMBS accounted for under SSAP 43. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2004 that were deemed to be other-than-temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 200 securities of which 94%, or $9,823, were comprised of securities with fair value to amortized cost ratios at or greater than 90%.

The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2004 were comprised of 30 securities. Of the twelve months or more unrealized loss amount $3,502, or 82%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed due to changes in interest rates from the date of purchase.

The following table presents amortized cost, fair value and unrealized losses for the Company's fixed maturity and equity securities, excluding non-highly rated securitized financial assets with contractual cash flows, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003.

                                                                         December 31, 2003
                                          --------------------------------------------------------------------------------
                                                 Less Than 12 Months                 12 Months or More             Total
                                          --------------------------------------------------------------------------------
                                          Amortized     Fair     Unrealized   Amortized    Fair     Unrealized   Amortized
                                            Cost       Value       Losses       Cost       Value      Losses       Cost
                                          --------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                               $  4,055    $  4,008    $   (47)    $     --    $    --    $     --    $  4,055
States, municipalities and
 political subdivisions                      5,169       5,165         (4)          --         --          --       5,169
International governments                      337         324        (13)          --         --          --         337
Public utilities                             8,289       8,108       (181)       5,973      5,529        (444)     14,262
All other corporate including
 international                             162,756     157,796     (4,960)      10,084     10,030         (54)    172,840
All other corporate --
 asset-backed                               54,323      53,494       (829)      45,853     45,611        (242)    100,176
                                          --------------------------------------------------------------------------------
           TOTAL FIXED MATURITIES          234,929     228,895     (6,034)      61,910     61,170        (740)    296,839
Common stock -- unaffiliated                   212         193        (19)       2,486      2,443         (43)      2,698
Common stock -- affiliated                      --          --         --       36,884      6,069     (30,815)     36,884
                                          --------------------------------------------------------------------------------
                     TOTAL EQUITY              212         193        (19)      39,370      8,512     (30,858)     39,582
                                          --------------------------------------------------------------------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                               $235,141    $229,088    $(6,053)    $101,280    $69,682    $(31,598)   $336,421
                                          --------------------------------------------------------------------------------

                                     December 31, 2003
                                   ---------------------
                                           Total
                                   ---------------------
                                     Fair     Unrealized
                                    Value       Losses
                                   ---------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                        $  4,008    $    (47)
States, municipalities and
 political subdivisions               5,165          (4)
International governments               324         (13)
Public utilities                     13,637        (625)
All other corporate including
 international                      167,826      (5,014)
All other corporate --
 asset-backed                        99,105      (1,071)
                                   ---------------------
           TOTAL FIXED MATURITIES   290,065      (6,774)
Common stock -- unaffiliated          2,636         (62)
Common stock -- affiliated            6,069     (30,815)
                                   ---------------------
                     TOTAL EQUITY     8,705     (30,877)
                                   ---------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                        $298,770    $(37,651)
                                   ---------------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value on the Admitted assets, liabilities and surplus. The Company does not have any current plans to dispose of this investment.

There were no fixed maturities or equity securities as of December 31, 2003, with a fair value less than 80% of the security's amortized cost. As of December 31, 2003, fixed maturities represented approximately 99% of the Company's unrealized loss amount, which was comprised of approximately 70 different securities. As of December 31, 2003, the Company held no securities presented in the table above that were at an unrealized loss position in excess of $1,025.

The majority of the securities in an unrealized loss position for less than twelve months are depressed due to the rise in long-term interest rates. This group of securities was comprised of approximately 60 securities. Of the less than twelve months total unrealized loss amount $5,028, or 83%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. As of December 31, 2003, $5,253 of the less than twelve months total unrealized loss amount was comprised of securities in an unrealized loss position for less than six continuous months.

The securities depressed for twelve months or more were comprised of less than 15 securities. Of the twelve months or more unrealized loss amount $748, or 96%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%.

As of December 31, 2003, the sector in the greatest gross unrealized loss position for twelve months or more in the schedule above was the utilities sector, 100% of which was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 86%. The utilities sector remains adversely impacted by several events that primarily occurred in 2001 including the bankruptcy of Enron Corp., the decline in the energy trading industry and the regulatory, political and legal effect of the California utility crises. These events led to credit downgrades, which continue to negatively impact security price levels. Companies have begun to reduce leverage, selling various non-core businesses and have secured liquidity sources either through capital market issuances or bank lines to support cash flow needs. Improved credit fundamentals coupled with increased energy prices and demand should allow the price of these companies' securities to improve.

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2004 and 2003. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

4. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                              December 31,       December 31,
                                                                  2004               2003
                                                              -------------------------------
Total of all deferred tax assets (admitted and non-admitted)    $446,816           $423,715
Total of all deferred tax liabilities                            (29,360)           (57,848)
                                                              -------------------------------
Net deferred assets/(liability)                                  417,456            365,867
Net admitted deferred asset/(liability)                           97,105             55,301
                                                              -------------------------------
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                      $320,351           $310,566
                                                              -------------------------------
Increase (decrease) in deferred taxes non-admitted              $  9,785           $(53,963)
                                                              -------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance in this account. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company anticipates that, based on currently available information, this change will permanently eliminate the tax on this deferred income.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                       2004           2003          2002
                                                                     -------------------------------------
Federal                                                              $(87,470)      $(21,840)      $25,183
                                                                     -------------------------------------
Foreign                                                                    --          1,885         3,528
                                                                     -------------------------------------
Federal income tax on capital gains                                    23,483         21,940        23,053
                                                                     -------------------------------------
                               CURRENT INCOME TAXES INCURRED         $(63,987)      $  1,985       $51,764
                                                                     -------------------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                               December 31,       December 31,
                                                                   2004               2003            Change
                                                               ----------------------------------------------
Reserves                                                         $ 44,480           $ 23,627         $ 20,853
Fortis ceding commission                                               --             15,256          (15,256)
Tax DAC                                                           245,155            226,262           18,893
Bonds                                                               8,536             21,085          (12,549)
NOL carryforward/AMT credits                                      114,164            108,582            5,582
Software project deferral                                           2,763                 --            2,763
Other                                                              31,718             28,903            2,815
                                                               ----------------------------------------------
                             TOTAL DEFERRED TAX ASSETS           $446,816           $423,715         $ 23,101
                                                               ----------------------------------------------
                      DEFERRED TAX ASSETS NON-ADMITTED           $320,351           $310,566         $  9,785
                                                               ----------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                               December 31,       December 31,
                                                                   2004               2003            Change
                                                               ----------------------------------------------
Bonds                                                            $(15,793)          $(13,550)        $ (2,243)
Tax preferred investments                                              --            (29,655)          29,655
Accrued deferred compensation                                      (1,710)              (102)          (1,608)
Software project deferral                                              --             (1,121)           1,121
Deferred and uncollected                                          (11,237)           (10,234)          (1,003)
Other                                                                (620)            (3,186)           2,566
                                                               ----------------------------------------------
                        TOTAL DEFERRED TAX LIABILITIES           $(29,360)          $(57,848)        $ 28,488
                                                               ----------------------------------------------

                                                               December 31,       December 31,
                                                                   2004               2003            Change
                                                               ----------------------------------------------
Total deferred tax assets                                        $446,816           $423,715         $ 23,101
Total deferred tax liabilities                                    (29,360)           (57,848)          28,488
                                                               ----------------------------------------------
Net deferred tax asset (liability)                               $417,456           $365,867           51,589
                                                               ----------------------------------------------
Change in net deferred income tax                                                                    $ 51,589
                                                               ----------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                                      Effective                  Effective                   Effective
                                                         Tax                        Tax                         Tax
                                            2004        Rate            2003       Rate            2002        Rate
                                          ----------------------------------------------------------------------------
Tax provision at statutory rate           $  67,442      35.0%        $ 96,886      35.0%        $ (71,865)    (35.0)%
Tax preferred investments                   (78,652)    (40.8)%        (69,159)    (25.0)%         (64,562)    (31.4)%
Unrealized gains/(losses)                    (5,367)     (2.8)%             --        --                --        --
IMR adjustment                                 (369)     (0.2)%             --        --                --        --
1998-2001 IRS audit                        (102,502)    (53.2)%             --        --                --        --
Other                                         3,872       2.0%           2,741       1.0%           (3,208)     (1.6)%
                                          ----------------------------------------------------------------------------
                            TOTAL         $(115,576)    (60.0)%       $ 30,468      11.0%        $(139,635)    (68.0)%
                                          ----------------------------------------------------------------------------

                                                      Effective                  Effective                   Effective
                                                         Tax                        Tax                         Tax
                                            2004        Rate            2003       Rate            2002        Rate
                                          ----------------------------------------------------------------------------
Federal and foreign income tax
 incurred                                 $ (63,987)    (33.2)%       $  1,985       0.7%        $  51,764      25.2%
Change in net deferred income
 taxes                                      (51,589)    (26.8)%         28,483      10.3%         (191,399)    (93.2)%
                                          ----------------------------------------------------------------------------
     TOTAL STATUTORY INCOME TAXES         $(115,576)    (60.0)%       $ 30,468      11.0%        $(139,635)    (68.0)%
                                          ----------------------------------------------------------------------------

(e) As of December 31, 2004, the Company had no operating loss carry forwards.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2004                   $         7,825
2003                   $         1,985

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

5. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the company to the reinsurer, and for which such obligation is not presently accrued is $219,998 in 2004, an increase of $9,069 from the 2003 balance of $210,929. The total amount of reinsurance credits taken for this agreement is $338,458 in 2004, an increase of $13,953 from the 2003 balance of $324,505.

On June 30, 2003, the Company recaptured a block of business previously reinsured with an unaffiliated reinsurer. Under this treaty, the Company reinsured a portion of the guaranteed minimum death benefit feature associated with certain of its annuity contracts. As consideration for recapturing the business and final settlement under the treaty, the Company has received assets valued at approximately $20,073 and 500 thousand warrants exercisable for the unaffiliated company's stock. Prospectively, as a result of the recapture, the Company will be responsible for all of the remaining and ongoing risks associated with the GMDB's related to this block of business. As of December 31, 2002, the Company established a liability for reinsurance in unauthorized companies of $36,926 related to this reinsurer.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company will automatically cede 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts that were otherwise not reinsured. As of December 31, 2004 and 2003, the amount of ceded premiums was $33,947 and $3,612, respectively, and the reserve credit taken was $37,018 and $3,680, respectively.

The amount of reinsurance recoverables from reinsurers was $15,488 and $16,578 at December 31, 2004 and 2003, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                             Direct           Assumed              Ceded              Net
                                           ------------------------------------------------------------------
2004
Aggregate Reserves for Life and Accident
 and Health Policies                       $ 5,626,098       $1,483,460         $  (948,528)      $ 6,161,030
Policy and Contract Claim Liabilities      $    21,331       $   14,491         $    (8,942)      $    26,880
Premium and Annuity Considerations         $11,712,335       $  259,653         $  (352,200)      $11,619,788
Death, Annuity, Disability and Other
 Benefits                                  $   196,436       $  113,044         $   (40,442)      $   269,038
Surrenders and Other Fund Withdrawals      $ 6,150,801       $  584,474         $(1,300,184)      $ 5,435,091

                                             Direct           Assumed              Ceded              Net
                                           ------------------------------------------------------------------
2003
Aggregate Reserves for Life and Accident
 and Health Policies                       $ 5,671,324       $1,511,423         $  (761,273)      $ 6,421,474
Policy and Contract Claim Liabilities      $    22,699       $   14,201         $    (9,066)      $    27,834
Premium and Annuity Considerations         $12,173,716       $  287,413         $  (345,423)      $12,115,706
Death, Annuity, Disability and Other
 Benefits                                  $   165,828       $  114,575         $   (37,015)      $   243,388
Surrenders and Other Fund Withdrawals      $ 4,904,307       $  546,275         $(1,071,759)      $ 4,378,823

                                             Direct           Assumed              Ceded              Net
                                           ------------------------------------------------------------------
2002
Aggregate Reserves for Life and Accident
 and Health Policies                       $ 5,566,253       $1,511,752         $  (946,667)      $ 6,131,338
Policy and Contract Claim Liabilities      $    26,680       $   15,825         $    (8,649)      $    33,856
Premium and Annuity Considerations         $ 8,401,771       $  371,175         $(4,146,116)      $ 4,626,830
Death, Annuity, Disability and Other
 Benefits                                  $   138,864       $  114,019         $   (25,083)      $   227,800
Surrenders and Other Fund Withdrawals      $ 4,436,989       $  766,314         $  (459,359)      $ 4,743,944

6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31, 2004 and 2003:

                                                                     December 31,       December 31,
                                                                         2004               2004
                                                                     -------------------------------
                                                                                           Net of
                                                                        Gross             Loading
                                                                     -------------------------------
TYPE
Ordinary New Business                                                  $ 2,856            $ 3,339
Ordinary Renewal                                                        18,614             29,980
Group Life                                                                  37                 68
                                                                     -------------------------------
                                                       TOTAL           $21,507            $33,387
                                                                     -------------------------------

                                                                     December 31,       December 31,
                                                                         2003               2003
                                                                     -------------------------------
                                                                                           Net of
                                                                        Gross             Loading
                                                                     -------------------------------
TYPE
Ordinary New Business                                                  $ 2,414            $ 2,831
Ordinary Renewal                                                        16,253             25,079
Group Life                                                                  45                 80
                                                                     -------------------------------
                                                       TOTAL           $18,712            $27,990
                                                                     -------------------------------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. The terms of the settlement require that these amounts be settled generally within 30 days.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The Hartford Financial Services Group ("The Hartford"), intercompany asset sale transactions were executed in March and April 2003. The transactions resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to Hartford Life and Accident Insurance Company, Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company for cash equal to the fair value of the securities as of the effective date of the sales. The transfer re-deployed to the Life subsidiaries desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred in March and April 2003 were $140 million and $413 million, respectively.

For additional information, see Notes 4, 5 and 8.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $31,786, $8,599 and $4,357 for 2004, 2003 and 2002, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2004, 2003 or 2002.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In 2003, The Hartford allocated 0.5% of base salary to the plan for each eligible employee. Beginning in 2004, the floor company contribution for eligible employees was increased to 1.5%. The cost to the Company for the above-mentioned plan was approximately $3.8 million, $2.7 million and $2.5 million in 2004, 2003 and 2002, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31(st) or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2004, 2003 or 2002. The amount available for dividend in 2005 is approximately $0.

The portion of unassigned funds (surplus) reduced by each item below as of December 31, is as follows:

                                                                  2004               2003
                                                              -------------------------------
Unrealized gains and losses                                    $ (46,387)         $ (32,805)
Nonadmitted asset values                                       $(351,559)         $(334,593)
Asset valuation reserves                                       $ (30,117)         $ (16,542)
Reinsurance in unauthorized companies                          $    (222)         $     (76)

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $62.9 billion and $52.2 billion as of December 31, 2004 and 2003, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $904 million, $626 million and $518 million for the years ended December 31, 2004, 2003 and 2002, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2004 is as follows:

                                                                                  Total
                                                                               -----------
 1.  Premiums considerations or deposits for the year ended 2004               $ 8,453,455
                                                                               -----------
 2.  Reserves @ year end
      I.  For accounts with assets at:
          Market value                                                         $61,093,263
                                                                               -----------
          Total reserves                                                       $61,093,263
                                                                               -----------
     II.  By withdrawal characteristics:
          Subject to discretionary withdrawal                                       67,071
          Market value                                                          60,925,462
                                                                               -----------
          Subtotal                                                              60,992,533
          Not subject to discretionary withdrawal                                  100,730
                                                                               -----------
                                                                 TOTAL         $61,093,263
                                                                               -----------

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

The Company is or may become involved in various legal actions in the ordinary course of its business, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company.

BROKER COMPENSATION LITIGATION--In June 2004, The Hartford received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, The Hartford has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. In October through December 2004, The Hartford received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Hartford may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to The Hartford's underwriting practices with respect to legal professional liability insurance. In addition, The Hartford has received a request for information from the New York Attorney General's Office concerning The Hartford's compensation arrangements in connection with the administration of workers compensation plans. The Hartford intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding the issues under investigation.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford is not joined as a defendant in the action. Although no regulatory action has been initiated against The Hartford in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on the Company. Since the filing of the NYAG Complaint, several private actions have been filed against The Hartford asserting claims arising from the allegations of the NYAG Complaint. The Hartford and the individual defendants dispute the allegations and intend to defend these actions vigorously.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Company continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $1,268 and was refunded $2 in 2004 and 2003, respectively, of which $762 increased and $1 decreased in 2004 and 2003, respectively, the creditable amount against premium taxes.

(c) LEASES

As discussed in Note 8, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $16,738 and $8,164 in 2004 and 2003, respectively. Future minimum rental commitments are as follows:

2005                   $        13,657
2006                            12,673
2007                            11,220
2008                             9,588
2009                             8,274
Thereafter                       8,958
                       ---------------
Total                  $        64,370
                       ---------------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to $5,574 and $3,195 in 2004 and 2003, respectively.

(d) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). During 2004, the IRS completed its examination and issued its Revenue Agents Report for the 1998-2001 tax years. The IRS and the Company agreed upon all adjustments, and as a result, the Company booked a $102,502 tax benefit to reflect the impact of the audit settlement on tax years prior to 2004. The benefit relates primarily to the separate account DRD and interest. The IRS is expected to begin its audit of the 2002-2004 tax years sometime in 2005. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years.

                                     *****